United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/08

Date of Reporting Period:  Six months ended 4/30/08

Item 1.                      Reports to Stockholders

Federated Investors
World-Class Investment Manager

Alabama Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2008

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
SHAREHOLDER MEETING RESULTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2008	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.012	0.032	0.028	0.017	0.007	0.007
Net realized gain (loss) on investments	0.000 [1]	0.000 [1]	0.000 [1]	(0.000)[1]	0.000 [1]	0.000 [1]

TOTAL FROM INVESTMENT OPERATIONS	0.012	0.032	0.028	0.017	0.007	0.007

Less Distributions:
Distributions from net investment income	(0.012)	(0.032)	(0.028)	(0.017)	(0.007)	(0.007)
Distributions from net realized gain on investments	(0.000)[1]	--	--	--	--	--

TOTAL DISTRIBUTIONS	(0.012)	(0.032)	(0.028)	(0.017)	(0.007)	(0.007)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.26%	3.22%	2.88%	1.74%	0.68%	0.73%

Ratios to Average Net Assets:

Net expenses	0.55%[3]	0.55%	0.55%	0.55%	0.55%	0.55%

Net investment income	2.50%[3]	3.18%	2.84%	1.70%	0.67%	0.73%

Expense waiver/reimbursement[4]	0.26%[3]	0.29%	0.35%	0.35%	0.34%	0.34%

Supplemental Data:

Net assets, end of period (000 omitted)	$263,646	$306,204	$268,432	$266,017	$308,931	$351,283

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and, to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period[1]

Actual	$1,000	$1,012.60	$2.75

Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.13	$2.77

1 Expenses are equal to the Fund’s annualized net expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At April 30, 2008, the Fund’s portfolio composition1 was as follows:

Security Type:	Percentage of Total Net Assets

Variable Rate Demand Instruments	79.2%

Municipal Notes	20.1%

Other Assets and Liabilities--Net[2]	0.7%

TOTAL	100.0%

At April 30, 2008, the Fund’s effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets

1-7 Days	79.2%

8-30 Days	0.0%

31-90 Days	5.0%

91-180 Days	6.6%

181 Days or more	8.5%

Other Assets and Liabilities--Net[2]	0.7%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2008 (unaudited)

Principal Amount			Value

		SHORT-TERM MUNICIPALS--99.3%[1,2]
		Alabama--99.3%
$6,080,000		Alabama HFA MFH, (2007 Series C) Weekly VRDNs (Summit South Mall Apartments Ltd.)/ (FNMA LOC), 2.650%, 5/1/2008	$6,080,000
9,980,000		Alabama HFA MFH, (Series 2004B) Weekly VRDNs (Park at Rocky Ridge Ltd.)/(Wachovia Bank N.A. LOC), 2.650%, 5/1/2008	9,980,000
5,870,000		Alabama HFA MFH, (Series 2005D) Weekly VRDNs (Pointe Apartments, Ltd.)/(Columbus Bank and Trust Co., GA LOC), 2.850%, 5/1/2008	5,870,000
2,475,000		Alabama Judicial Building Authority, (Series 2007), 4.00% Bonds (MBIA Insurance Corp. INS), 11/1/2008	2,481,514
15,965,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-46), 3.65% TOBs (Ascension Health Senior Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 9/18/2008	15,965,000
5,205,000	[3,4]	Alabama State Board of Education, PUTTERs (Series 2703) (Calhoun Community College) Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.430%, 5/1/2008	5,205,000
1,675,000		Alabama State IDA, Revenue Bonds Weekly VRDNs (Southern Bag Corp. Ltd.)/(Bank of America N.A. LOC), 2.750%, 5/1/2008	1,675,000
9,860,000		Alabama State Public School & College Authority, (Series 2007), 5.00% Bonds, 12/1/2008	9,970,883
1,725,000		Alabama State Public School & College Authority, (Series A), 3.25% Bonds, 2/1/2009	1,740,350
7,320,000	[3,4]	Alabama State Public School & College Authority, PUTTERs (Series 124) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 2.930%, 5/1/2008	7,320,000
1,700,000		Alexander, AL IDB Weekly VRDNs (WFP Holding, Inc.)/(Compass Bank, Birmingham LOC), 2.650%, 5/1/2008	1,700,000
1,130,000		Alexander, AL IDB Weekly VRDNs (Wellborn Forest Products, Inc.)/(Compass Bank, Birmingham LOC), 2.650%, 5/1/2008	1,130,000
750,000		Arab, AL IDB, (Series 2000) Weekly VRDNs (HYCO Alabama LLC)/(Regions Bank, Alabama LOC), 2.650%, 5/1/2008	750,000
435,000		Ashland, AL IDB, (Series 1996) Weekly VRDNs (Tru-Wood Cabinets)/(Regions Bank, Alabama LOC), 2.630%, 5/1/2008	435,000
3,540,000		Atmore, AL IDB, (Series 2002A) Weekly VRDNs (Swift Lumber, Inc.)/(Whitney National Bank LOC), 2.700%, 5/1/2008	3,540,000
2,880,000		Auburn, AL IDB, (Series 1999) Weekly VRDNs (Donaldson Co., Inc.)/(Bank of America N.A. LOC), 2.620%, 5/1/2008	2,880,000
1,400,000		Bessemer, AL IDB, (Series 2002) Weekly VRDNs (Hardwick Co., Inc.)/(Compass Bank, Birmingham LOC), 2.300%, 5/1/2008	1,400,000
1,000,000		Birmingham, AL Airport Authority, (Series 2003-B), 5.00% Bonds (FSA INS), 7/1/2008	1,002,531
2,010,000		Birmingham, AL Airport Authority, (Series 2007), 5.00% Bonds (AMBAC INS), 7/1/2008	2,013,509
		SHORT-TERM MUNICIPALS--continued[1,2]
		Alabama--continued
$875,000		Birmingham, AL IDA Weekly VRDNs (Mrs. Strattons Salads, Inc.)/(Wachovia Bank N.A. LOC), 2.550%, 5/2/2008	$875,000
1,670,000		Birmingham, AL IDA, (Series 1997) Weekly VRDNs (J. J. & W, IV, Ltd.)/(Svenska Handelsbanken, Stockholm LOC), 2.690%, 5/1/2008	1,670,000
1,289,500		Birmingham, AL IDA, IDRBs (Series 1999) Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.580%, 5/1/2008	1,289,500
7,000,000		Birmingham, AL Medical Clinic Board, (Series 1991) Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 2.700%, 5/7/2008	7,000,000
3,995,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, PUTTERs (Series 1738) Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 6.000%, 5/1/2008	3,995,000
500,000		Birmingham-Jefferson, AL Civic Center Authority, (Series 2002-A), 5.25% Bonds (FSA INS), 1/1/2009	508,391
7,400,000		Chambers County, AL IDA, (Series 2007) Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 2.650%, 5/1/2008	7,400,000
3,100,000		Columbia, AL IDB, PCR (1995 Series E) Daily VRDNs (Alabama Power Co.), 2.750%, 5/1/2008	3,100,000
4,500,000		Columbia, AL IDB, PCR (Series 1999-C) Daily VRDNs (Alabama Power Co.), 2.730%, 5/1/2008	4,500,000
1,500,000		Daphne, AL Special Care Facilities Financing Authority, (Series 1988-A) Bonds (Presbyterian Retirement Corp.)/(United States Treasury PRF 8/15/2008@100), 8/15/2028	1,484,644
6,000,000		Decatur, AL IDB, (Series 1998) Weekly VRDNs (Neo Industries, Inc.)/(Harris, N.A. LOC), 2.650%, 5/1/2008	6,000,000
6,500,000		Decatur, AL IDB, (Series 2003-A) Weekly VRDNs (Nucor Steel Decatur LLC)/(GTD by Nucor Corp.), 2.750%, 5/7/2008	6,500,000
3,725,000		East Central, AL Solid Waste Disposal Authority, (Series 2003: Three Corners) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 2.590%, 5/1/2008	3,725,000
40,000		Fort Payne, AL IDB Weekly VRDNs (Ovalstrapping, Inc.)/(U.S. Bank, N.A. LOC), 2.800%, 5/7/2008	40,000
2,985,000		Frisco, AL Industrial Development Board, (Series 2005) Weekly VRDNs (Standard Furniture Manufacturing Co., Inc.)/(RBC Centura Bank LOC), 2.540%, 5/1/2008	2,985,000
4,775,000		Gadsden, AL IDB, (Series 2000) Weekly VRDNs (Super Steel South LLC)/(LaSalle Bank Midwest, N.A. LOC), 2.580%, 5/7/2008	4,775,000
12,305,000	[3,4]	Homewood, AL Educational Building Authority, DFA Municipal Trust (Series 2008-23) Weekly VRDNs (Samford University)/(DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.730%, 5/1/2008	12,305,000
1,250,000		Huntsville, AL IDB Weekly VRDNs (Giles & Kendall, Inc.)/(Wachovia Bank N.A. LOC), 2.550%, 5/2/2008	1,250,000
4,105,000		Huntsville, AL IDB, (Series 2007) Weekly VRDNs (Brown Precision, Inc.)/(First Commercial Bank, Birmingham, AL LOC), 2.630%, 5/1/2008	4,105,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Alabama--continued
$2,710,000		Jefferson County, AL Economic & IDA, (Series 2006-A) Weekly VRDNs (Conversion Technologies LLC)/(First Commercial Bank, Birmingham, AL LOC), 2.630%, 5/1/2008	$2,710,000
7,500,000		Jefferson County, AL Sewer System, (Series 1999-A), 5.75% Bonds (United States Treasury PRF 2/1/2009@101), 2/1/2038	7,745,464
10,000,000		Lincoln, AL IDA, Solid Waste Disposal Revenue Bonds (Series 2000) Weekly VRDNs (Honda Manufacturing of Alabama LLC)/(Bank of America N.A. LOC), 2.700%, 5/1/2008	10,000,000
8,700,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 2.630%, 5/1/2008	8,700,000
4,175,000		Mobile, AL Solid Waste Authority, (Series 2003: Chastang) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 2.590%, 5/1/2008	4,175,000
615,000		Montgomery, AL IDB, (Series 1990-A) Weekly VRDNs (Industrial Partners)/(SunTrust Bank LOC), 3.000%, 5/7/2008	615,000
2,960,000		Montgomery, AL IDB, (Series 2001) Weekly VRDNs (Hager Hinge)/(U.S. Bank, N.A. LOC), 2.900%, 5/7/2008	2,960,000
6,000,000		Montgomery, AL IDB, IDRBs (Series 1996) Weekly VRDNs (CSC Fabrication, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.850%, 5/1/2008	6,000,000
2,560,000		Montgomery, AL IDB, IDRBs (Series 1996A) Weekly VRDNs (Jobs Co. LLC)/(Columbus Bank and Trust Co., GA LOC), 3.000%, 5/7/2008	2,560,000
4,350,000		North Sumter, AL Solid Waste Disposal Authority, (Series 2003: Emelle) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 2.590%, 5/1/2008	4,350,000
640,000		Perry County, AL IDB, (Series 2001) Weekly VRDNs (Alabama Catfish Feedmill LLC)/ (Regions Bank, Alabama LOC), 2.700%, 5/1/2008	640,000
1,715,000		Perry County, AL IDB, Revenue Bonds (Series 1998) Weekly VRDNs (Alabama Catfish Feedmill LLC)/(Regions Bank, Alabama LOC), 2.700%, 5/1/2008	1,715,000
180,000		Piedmont, AL IDB Weekly VRDNs (Industrial Partners)/(Wachovia Bank N.A. LOC), 2.800%, 5/7/2008	180,000
1,150,000		Shelby County, AL EDA Weekly VRDNs (Saginaw Pipe of Illinois, Inc.)/(Regions Bank, Alabama LOC), 2.790%, 5/7/2008	1,150,000
2,770,000		St. Clair County, AL IDB, (Series 1993) Weekly VRDNs (Ebsco Industries, Inc.)/(National Australia Bank Ltd., Melbourne LOC), 2.550%, 5/1/2008	2,770,000
12,200,000		Stevenson, AL IDB Weekly VRDNs (Jefferson Smurfit Corp.)/(JPMorgan Chase Bank, N.A. LOC), 2.850%, 5/7/2008	12,200,000
1,300,000		Tallassee, AL IDB, (Series 1998) Weekly VRDNs (Milstead Farm Group, Inc.)/(Regions Bank, Alabama LOC), 2.750%, 5/1/2008	1,300,000
6,735,000	[3,4]	Trussville, AL, Solar Eclipse (Series 2007-0105) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 2.460%, 5/1/2008	6,735,000
6,600,000		Tuscaloosa County, AL IDA, (1995 Series A) Weekly VRDNs (Nucor Corp.), 2.750%, 5/7/2008	6,600,000
1,500,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 2.150%, 5/1/2008	1,500,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Alabama--continued
$11,000,000		Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 2.550%, 5/1/2008	$11,000,000
10,090,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023), 3.80% TOBs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 7/10/2008	10,090,000
170,000		Vincent, AL IDB, (Series 1993) Weekly VRDNs (Ebsco Industries, Inc.)/(National Australia Bank Ltd., Melbourne LOC), 2.550%, 5/1/2008	170,000
1,185,000		Webb, AL IDB, (Series 2001) Weekly VRDNs (Qualico Steel Co., Inc.)/(Wachovia Bank N.A. LOC), 2.550%, 5/2/2008	1,185,000

		TOTAL MUNICIPAL INVESTMENTS--99.3% (AT AMORTIZED COST)[5]	261,696,786

		OTHER ASSETS AND LIABILITIES - NET--0.7%[6]	1,948,866

		TOTAL NET ASSETS--100%	$263,645,652

Securities that are subject to the federal alternative minimum tax (AMT) represent 53.6% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO’s two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor’s, MIG-1 or MIG-2 by Moody’s Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2008, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier

100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2008, these restricted securities amounted to $61,615,000, which represented 23.4% of total net assets.

4 Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At April 30, 2008, these liquid restricted securities amounted to $61,615,000, which represented 23.4% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MFH	--Multi-Family Housing
PCR	--Pollution Control Revenue
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$261,696,786
Cash		693,461
Income receivable		1,439,580
Receivable for shares sold		26,277

TOTAL ASSETS		263,856,104

Liabilities:
Payable for shares redeemed	$26,488
Income distribution payable	119,789
Payable for shareholder services fee (Note 4)	55,929
Accrued expenses	8,246

TOTAL LIABILITIES		210,452

Net assets for 263,486,162 shares outstanding		$263,645,652

Net Assets Consist of:
Paid-in capital		$263,486,162
Accumulated net realized gain on investments		159,330
Undistributed net investment income		160

TOTAL NET ASSETS		$263,645,652

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$263,645,652 ÷ 263,486,162 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2008 (unaudited)

Investment Income:
Interest			$4,394,771

Expenses:
Investment adviser fee (Note 4)		$575,666
Administrative personnel and services fee (Note 4)		112,831
Custodian fees		6,071
Transfer and dividend disbursing agent fees and expenses		24,352
Directors’/Trustees’ fees		1,457
Auditing fees		8,652
Legal fees		5,970
Portfolio accounting fees		38,165
Shareholder services fee (Note 4)		356,018
Account administration fee		3,225
Share registration costs		24,616
Printing and postage		8,014
Insurance premiums		3,111
Miscellaneous		602

TOTAL EXPENSES		1,168,750

Waivers and Reduction:
Waiver of investment adviser fee (Note 4)	$(366,968)
Waiver of administrative personnel and services fee (Note 4)	(3,188)
Reduction of custodian fees	(740)

TOTAL WAIVERS AND REDUCTION		(370,896)

Net expenses			797,854

Net investment income			3,596,917

Net realized gain on investments			161,902

Change in net assets resulting from operations			$3,758,819

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2008	Year Ended 10/31/2007

Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,596,917	$9,233,130
Net realized gain on investments	161,902	43,968

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,758,819	9,277,098

Distributions to Shareholders:
Distributions from net investment income	(3,596,714)	(9,233,686)
Distributions from net realized gain on investments	(46,540)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,643,254)	(9,233,686)

Share Transactions:
Proceeds from sale of shares	305,871,538	580,137,671
Net asset value of shares issued to shareholders in payment of distributions declared	2,233,334	5,451,253
Cost of shares redeemed	(350,779,107)	(547,860,258)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(42,674,235)	37,728,666

Change in net assets	(42,558,670)	37,772,078

Net Assets:
Beginning of period	306,204,322	268,432,244

End of period (including undistributed (distributions in excess of) net investment income of $160 and $(43), respectively)	$263,645,652	$306,204,322

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2008 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Alabama Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the state of Alabama consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”, on November 1, 2007. As of and during the six months ended April 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2008	Year Ended 10/31/2007

Shares sold	305,871,538	580,137,671
Shares issued to shareholders in payment of distributions declared	2,233,334	5,451,253
Shares redeemed	(350,779,107)	(547,860,258)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(42,674,235)	37,728,666

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”). Effective February 28, 2007, the advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. Prior to February 28, 2007, the advisory agreement between the Fund and the Adviser provided for an annual fee equal to 0.50% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the Adviser voluntarily waived $366,968 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $3,188 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2008, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $181,295,000 and $229,860,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2008, 78.0% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 13.7% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund’s net assets or results of operations.

Shareholder Meeting Results (Unaudited)

A Special Meeting of Shareholders of Alabama Municipal Cash Trust, a portfolio of Money Market Obligations Trust (the “Trust”), was held on March 18, 2008. On January 18, 2008, the record date for shareholders voting at the meeting, there were 182,155,116,740 total outstanding shares of the Trust. The following items were considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM 1

To elect five Trustees.1

Name	For	Withheld

Nicholas P. Constantakis	61,664,488,031	513,386,538

J. Christopher Donahue	61,693,660,618	484,213,951

R. James Nicholson	61,671,629,324	506,245,228

Thomas M. O’Neill	61,688,131,563	489,732,592

James F. Will	61,682,345,729	495,518,426

1 The following Trustees continued their terms: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., John F. Cunningham, Peter E. Madden, Charles F. Mansfield, Jr., John E. Murray, Jr., Marjorie P. Smuts and John S. Walsh.

Evaluation and Approval of Advisory Contract

ALABAMA MUNICIPAL CASH TRUST (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2007. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund’s performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. In this regard, it was noted that, effective February 28, 2007, the Fund’s contractual advisory fee was reduced by 10 basis points.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

For the Fund’s most recently completed fiscal year, the Fund’s investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund’s advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Securities Corp., Distributor

Cusip 60934N260

G01120-01 (6/08)

Federated is a registered mark of Federated Investors, Inc.
2008 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Arizona Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2008

Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
SHAREHOLDER MEETING RESULTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2008	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.012	0.031	0.028	0.017	0.006	0.006
Net realized gain (loss) on investments	0.000 [1]	0.000 [1]	0.000 [1]	(0.000)[1]	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.012	0.031	0.028	0.017	0.006	0.006

Less Distributions:
Distributions from net investment income	(0.012)	(0.031)	(0.028)	(0.017)	(0.006)	(0.006)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	--	--	--	--

TOTAL DISTRIBUTIONS	(0.012)	(0.031)	(0.028)	(0.017)	(0.006)	(0.006)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.21%	3.13%	2.81%[3]	1.71%[4]	0.60%	0.64%

Ratios to Average Net Assets:

Net expenses	0.64%[5]	0.64%	0.61%	0.60%	0.64%	0.64%

Net investment income	2.32%[5]	3.08%	2.73%	1.74%	0.58%	0.65%

Expense waiver/reimbursement[6]	0.29%[5]	0.40%	0.47%	0.51%	0.50%	0.40%

Supplemental Data:

Net assets, end of period (000 omitted)	$124,478	$96,744	$77,258	$108,332	$58,032	$83,596

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.03% on the total return.

4 During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.02% on the total return.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and, to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period[1]

Actual	$1,000	$1,012.10	$3.20

Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.68	$3.22

1 Expenses are equal to the Fund’s annualized net expense ratio of 0.64%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At April 30, 2008, the Fund’s portfolio composition1 was as follows:

Security Type:	Percentage of Total Net Assets

Variable Rate Demand Instruments	83.9%

Municipal Notes	14.6%

Other Assets and Liabilities--Net[2]	1.5%

TOTAL	100.0%

At April 30, 2008, the Fund’s effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets

1-7 Days	83.9%

8-30 Days	1.0%

31-90 Days	6.4%

91-180 Days	7.2%

181 Days or more	0.0%

Other Assets and Liabilities--Net[2]	1.5%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2008 (unaudited)

Principal Amount			Value

		SHORT-TERM MUNICIPALS--98.5%[1,2]
		Arizona--98.5%
$1,000,000		Apache County, AZ IDA, 1983 (Series A) Weekly VRDNs (Tucson Electric Power Co.)/(Credit Suisse, Zurich LOC), 2.500%, 5/7/2008	$1,000,000
3,615,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 2.580%, 5/1/2008	3,615,000
2,000,000		Arizona Health Facilities Authority, (Series 2005B) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 2.600%, 5/7/2008	2,000,000
6,000,000		Arizona Health Facilities Authority, (Series 2006) Weekly VRDNs (La Loma Village)/(Citibank NA, New York LOC), 2.420%, 5/1/2008	6,000,000
3,550,000		Arizona Health Facilities Authority, (Series 2008) Weekly VRDNs (Royal Oaks Life Care Community)/(LaSalle Bank, N.A. LOC), 2.450%, 5/1/2008	3,550,000
4,000,000		Arizona School District, COP (Series 2007), 4.50% TANs, 7/30/2008	4,008,187
3,630,000	[3,4]	Arizona State University, PUTTERs (Series 270) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(United States Treasury PRF), 2.430%, 5/1/2008	3,630,000
1,720,000		Casa Grande, AZ IDA, (Series 2002A) Weekly VRDNs (Price Cos., Inc.)/(Bank of America N.A. LOC), 2.600%, 5/1/2008	1,720,000
1,250,000		Coconino County, AZ Pollution Control Corp., (Series 1998) Daily VRDNs (Arizona Public Service Co.)/(KBC Bank N.V. LOC), 2.650%, 5/1/2008	1,250,000
7,221,000		Flagstaff, AZ, (Series 1999) Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC), 2.650%, 5/1/2008	7,221,000
1,240,000		Glendale, AZ IDA, 4.25% Bonds (Midwestern University), 5/15/2008	1,240,220
1,000,000		Maricopa County, AZ School District No. 60, (Series B), 4.00% Bonds, 7/1/2008	1,000,725
500,000		Maricopa County, AZ School District No. 69 (Paradise Valley), (Series 2008) Refunding Bonds, 3.75% Bonds (Assured Guaranty Corp. INS), 7/1/2008	501,436
2,100,000		Maricopa County, AZ Unified School District No. 210, 5.00% Bonds, 7/1/2008	2,105,731
1,390,000		Maricopa County, AZ, (Series 2007) Weekly VRDNs (Sun Health Corp.)/(LaSalle Bank, N.A. LOC), 2.480%, 5/1/2008	1,390,000
6,610,000	[3,4]	Maricopa County, AZ, IDA SFM, ROCs (Series 10214) Weekly VRDNs (GNMA COL)/(Citigroup, Inc. LIQ), 2.510%, 5/1/2008	6,610,000
5,610,000		Maricopa County, AZ, IDA, (Series 1999) Weekly VRDNs (Redman Homes, Inc.)/ (Credit Suisse, Zurich LOC), 2.610%, 5/1/2008	5,610,000
3,225,000		Maricopa County, AZ, IDA, (Series 2000A) Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 2.650%, 5/1/2008	3,225,000
1,000,000		Maricopa County, AZ, IDA, (Series 2000A) Weekly VRDNs (Gran Victoria Housing LLC)/(FNMA LOC), 2.450%, 5/1/2008	1,000,000
3,400,000		Maricopa County, AZ, IDA, MFH Revenue Bonds (Series 2002) Weekly VRDNs (San Remo Apartments LP)/(FNMA LOC), 2.650%, 5/1/2008	3,400,000
640,000		Northern Arizona University, 4.25% Bonds (AMBAC INS), 6/1/2008	640,282
4,700,000		Phoenix, AZ Civic Improvement Corp., Senior Lien Wastewater System (Series 2004A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ), 4.000%, 5/7/2008	4,700,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Arizona--continued
$1,800,000		Phoenix, AZ IDA, (Series 2000) Weekly VRDNs (MechoShade West, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 2.580%, 5/1/2008	$1,800,000
1,400,000	[3,4]	Phoenix, Maricopa County, Pima County, AZ IDA, (PA-1509) Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 2.520%, 5/1/2008	1,400,000
4,985,000	[3,4]	Phoenix, Maricopa County, Pima County, AZ IDA, MERLOTS (Series 2007 C-59), 2.15% TOBs (GNMA COL)/(Bank of New York LIQ), Optional Tender 10/15/2008	4,985,000
1,400,000	[3,4]	Phoenix, Maricopa County, Pima County, AZ IDA, MERLOTS (Series 2007-E3) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 2.870%, 5/7/2008	1,400,000
1,000,000		Pima County, AZ Unified School District No. 1, (Series C), 4.00% Bonds, 7/1/2008	1,000,561
2,000,000	[3,4]	Pinal County, AZ Electrical District No. 3, MACON Trust (Series 2006 U-1) Weekly VRDNs (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 2.470%, 5/1/2008	2,000,000
2,100,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (D.A. Holdings LLC)/ (Wells Fargo Bank, N.A. LOC), 2.580%, 5/1/2008	2,100,000
6,750,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (Milky Way Dairy LLC)/ (Rabobank Nederland, Utrecht LOC), 2.580%, 5/1/2008	6,750,000
3,630,000		Pinal County, AZ IDA, (Series 2005) Weekly VRDNs (Three C Eloy LLC)/ (Bank of America N.A. LOC), 2.550%, 5/1/2008	3,630,000
1,175,000		Pinal County, AZ IDA, (Series 2006) Weekly VRDNs (Three C Eloy LLC)/ (Bank of America N.A. LOC), 2.550%, 5/1/2008	1,175,000
1,000,000		Pinal County, AZ Unified School District No. 1, (Series A), 4.50% Bonds (FSA INS), 7/1/2008	1,001,344
700,000		Pinal County, AZ Unified School District No. 4, (Series C), 4.00% Bonds (FSA INS), 7/1/2008	700,671
1,550,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, PUTTERs (Series 2045) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 2.510%, 5/1/2008	1,550,000
3,150,000		Scottsdale, AZ IDA, (Series 2006C) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank NA, New York LIQ), 2.500%, 5/7/2008	3,150,000
5,377,000	[3,4]	Scottsdale, AZ Municipal Property Corp. Excise Tax, Floater Certificates (Series 2006-1523) Weekly VRDNs (Rabobank Nederland, Utrecht LIQ), 2.470%, 5/1/2008	5,377,000
6,500,000		Show Low, AZ IDA, (Series 2006) Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 2.580%, 5/1/2008	6,500,000
7,955,000		Yavapai County, AZ, (Series 2007) Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 2.400%, 5/1/2008	7,955,000
1,400,000		Yavapai, AZ IDA, (Series 1997B) Weekly VRDNs (Yavapai Regional Medical Center)/(FSA INS)/(Dexia Credit Local LIQ), 2.430%, 5/1/2008	1,400,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Arizona--continued
$2,300,000		Yavapai, AZ IDA, (Series 2008A) Weekly VRDNs (Yavapai Regional Medical Center)/(UBS AG LOC), 2.450%, 5/1/2008	$2,300,000
1,000,000		Yuma, AZ Municipal Property Corp., 4.25% Bonds, 7/1/2008	1,001,468

		TOTAL MUNICIPAL INVESTMENTS--98.5% (AT AMORTIZED COST)[5]	122,593,625

		OTHER ASSETS AND LIABILITIES - NET--1.5%[6]	1,884,558

		TOTAL NET ASSETS--100%	$124,478,183

Securities that are subject to the federal alternative minimum tax (AMT) represent 47.9% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO’s two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor’s, MIG-1 or MIG-2 by Moody’s Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2008, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier

100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2008, these restricted securities amounted to $26,952,000, which represented 21.7% of total net assets.

4 Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At April 30, 2008, these liquid restricted securities amounted to $26,952,000, which represented 21.7% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COP	--Certificates of Participation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
IDA	--Industrial Development Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
SFM	--Single Family Mortgage
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$122,593,625
Cash		1,358,813
Income receivable		540,576
Receivable for shares sold		12,130
Prepaid expenses		13,429

TOTAL ASSETS		124,518,573

Liabilities:
Payable for shares redeemed	$12,130
Income distribution payable	5,571
Payable for shareholder services fee (Note 4)	22,689

TOTAL LIABILITIES		40,390

Net assets for 124,477,681 shares outstanding		$124,478,183

Net Assets Consist of:
Paid-in capital		$124,477,680
Accumulated net realized gain on investments		590
Distributions in excess of net investment income		(87)

TOTAL NET ASSETS		$124,478,183

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$124,478,183 ÷ 124,477,681 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2008 (unaudited)

Investment Income:
Interest			$1,680,405

Expenses:
Investment adviser fee (Note 4)		$226,811
Administrative personnel and services fee (Note 4)		74,590
Custodian fees		2,801
Transfer and dividend disbursing agent fees and expenses		21,794
Directors’/Trustees’ fees		511
Auditing fees		8,652
Legal fees		6,462
Portfolio accounting fees		21,897
Shareholder services fee (Note 4)		124,055
Account administration fee		12,924
Share registration costs		18,917
Printing and postage		7,316
Insurance premiums		2,715
Miscellaneous		332

TOTAL EXPENSES		529,777

Waivers and Reduction:
Waiver of investment adviser fee (Note 4)	$(152,235)
Waiver of administrative personnel and services fee (Note 4)	(11,865)
Reduction of custodian fees	(520)

TOTAL WAIVERS AND REDUCTION		(164,620)

Net expenses			365,157

Net investment income			1,315,248

Net realized gain on investments			1,005

Change in net assets resulting from operations			$1,316,253

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2008	Year Ended 10/31/2007

Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,315,248	$2,654,237
Net realized gain on investments	1,005	55,771

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,316,253	2,710,008

Distributions to Shareholders:
Distributions from net investment income	(1,315,439)	(2,654,093)
Distributions from net realized gain on investments	(55,344)	(2,133)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,370,783)	(2,656,226)

Share Transactions:
Proceeds from sale of shares	339,140,624	587,476,935
Net asset value of shares issued to shareholders in payment of distributions declared	1,312,826	2,556,396
Cost of shares redeemed	(312,664,337)	(570,601,430)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	27,789,113	19,431,901

Change in net assets	27,734,583	19,485,683

Net Assets:
Beginning of period	96,743,600	77,257,917

End of period (including undistributed (distributions in excess of) net investment income of $(87) and $104, respectively)	$124,478,183	$96,743,600

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2008 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Arizona Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Institutional Service Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Arizona income taxes consistent with the stability of principal and liquidity. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”, on November 1, 2007. As of and during the six months ended April 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2008	Year Ended 10/31/2007

Shares sold	339,140,624	587,476,935
Shares issued to shareholders in payment of distributions declared	1,312,826	2,556,396
Shares redeemed	(312,664,337)	(570,601,430)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	27,789,113	19,431,901

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”). Effective February 28, 2007, the advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. Prior to February 28, 2007, the advisory agreement between the Fund and the Adviser provided for an annual fee equal to 0.50% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the Adviser voluntarily waived $152,235 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the net fee paid to FAS was 0.111% of average daily net assets of the Fund. FAS waived $11,865 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2008, FSSC received $595 of fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $152,135,000 and $139,015,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2008, 71.2% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 9.7% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund’s net assets or results of operations.

Shareholder Meeting Results (Unaudited)

A Special Meeting of Shareholders of Arizona Municipal Cash Trust, a portfolio of Money Market Obligations Trust (the “Trust”), was held on March 18, 2008. On January 18, 2008, the record date for shareholders voting at the meeting, there were 182,155,116,740 total outstanding shares of the Trust. The following items were considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM 1

To elect five Trustees.1

Name	For	Withheld

Nicholas P. Constantakis	61,664,488,031	513,386,538

J. Christopher Donahue	61,693,660,618	484,213,951

R. James Nicholson	61,671,629,324	506,245,228

Thomas M. O’Neill	61,688,131,563	489,732,592

James F. Will	61,682,345,729	495,518,426

1 The following Trustees continued their terms: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., John F. Cunningham, Peter E. Madden, Charles F. Mansfield, Jr., John E. Murray, Jr., Marjorie P. Smuts and John S. Walsh.

Evaluation and Approval of Advisory Contract

ARIZONA MUNICIPAL CASH TRUST (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2007. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund’s performance fell below the median of the relevant peer group during the year ending December 31, 2006. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. In this regard, it was noted that, effective February 28, 2007, the Fund’s contractual advisory fee was reduced by 10 basis points.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

For the Fund’s most recently completed fiscal year, the Fund’s investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund’s advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Securities Corp., Distributor

Cusip 60934N450

G02372-04 (6/08)

Federated is a registered mark of Federated Investors, Inc.
2008 ©Federated Investors, Inc.

Federated
World-Class Investment Manager

California Municipal
Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2008

Institutional Service Shares
Institutional Shares
Cash II Shares
Institutional Capital Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
SHAREHOLDER MEETING RESULTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2008		2007		2006	2005		2004		2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income From Investment Operations:
Net investment income	0.012		0.031		0.028	0.017		0.007		0.007
Net realized gain (loss) on investments	0.000	[1]	0.000	[1]	0.000 [1]	(0.000	) [1]	(0.000	) [1]	0.000 [1]
TOTAL FROM INVESTMENT OPERATIONS	0.012		0.031		0.028	0.017		0.007		0.007
Less Distributions:
Distributions from net investment income	(0.012)		(0.031)		(0.028)	(0.017)		(0.007)		(0.007)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	--	--		--		--
TOTAL DISTRIBUTIONS	(0.012)		(0.031)		(0.028)	(0.017)		(0.007)		(0.007)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total Return [2]	1.23%		3.18%		2.85%	1.72	% [3]	0.66%		0.68%

Ratios to Average Net Assets:
Net expenses	0.50	% [4]	0.50%		0.50%	0.50%		0.50%		0.50%
Net investment income	2.35	% [4]	3.12%		2.80%	1.71%		0.66%		0.66%
Expense waiver/reimbursement [5]	0.28	% [4]	0.32%		0.39%	0.39%		0.40%		0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,406,183		$937,640		$860,376	$895,883		$731,846		$761,556

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.01% on the total return.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2008		2007		2006	2005		2004		2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income From Investment Operations:
Net investment income	0.013		0.034		0.031	0.019		0.009		0.009
Net realized gain (loss) on investments	0.000	[1]	(0.000	) [1]	0.000 [1]	(0.000	) [1]	(0.000	) [1]	0.000 [1]
TOTAL FROM INVESTMENT OPERATIONS	0.013		0.034		0.031	0.019		0.009		0.009
Less Distributions:
Distributions from net investment income	(0.013)		(0.034)		(0.031)	(0.019)		(0.009)		(0.009)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	--	--		--		--
TOTAL DISTRIBUTIONS	(0.013)		(0.034)		(0.031)	(0.019)		(0.009)		(0.009)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total Return [2]	1.35%		3.43%		3.10%	1.96%		0.91%		0.93%

Ratios to Average Net Assets:
Net expenses	0.25	% [3]	0.25%		0.25%	0.25%		0.25%		0.25%
Net investment income	2.64	% [3]	3.37%		3.08%	2.06%		0.91%		0.92%
Expense waiver/reimbursement [4]	0.28	% [3]	0.32%		0.49%	0.65%		0.65%		0.65%
Supplemental Data:
Net assets, end of period (000 omitted)	$677,657		$808,742		$742,268	$519,277		$253,407		$235,223

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2008		2007		2006	2005		2004		2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income From Investment Operations:
Net investment income	0.011		0.030		0.027	0.015		0.005		0.005
Net realized gain (loss) on investments	0.000	[1]	0.000	[1]	0.000 [1]	(0.000	) [1]	(0.000	) [1]	0.000 [1]
TOTAL FROM INVESTMENT OPERATIONS	0.011		0.030		0.027	0.015		0.005		0.005
Less Distributions:
Distributions from net investment income	(0.011)		(0.030)		(0.027)	(0.015)		(0.005)		(0.005)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	--	--		--		--
TOTAL DISTRIBUTIONS	(0.011)		(0.030)		(0.027)	(0.015)		(0.005)		(0.005)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total Return [2]	1.15%		3.02%		2.69%	1.56%		0.51%		0.53%

Ratios to Average Net Assets:
Net expenses	0.65	% [3]	0.65%		0.65%	0.65%		0.65%		0.65%
Net investment income	2.21	% [3]	2.97%		2.66%	1.53%		0.51%		0.53%
Expense waiver/reimbursement [4]	0.33	% [3]	0.37%		0.44%	0.44%		0.45%		0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$298,843		$237,215		$269,635	$239,395		$234,964		$232,288

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Capital Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,			Period Ended
	4/30/2008		2007		2006	10/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.013		0.033		0.030	0.016
Net realized gain (loss) on investments	0.000	[2]	0.000	[2]	0.000 [2]	(0.000	) [2]
TOTAL FROM INVESTMENT OPERATIONS	0.013		0.033		0.030	0.016
Less Distributions:
Distributions from net investment income	(0.013)		(0.033)		(0.030)	(0.016)
Distributions from net realized gain on investments	(0.000	) [2]	(0.000	) [2]	--	--
TOTAL DISTRIBUTIONS	(0.013)		(0.033)		(0.030)	(0.016)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00
Total Return [3]	1.33%		3.38%		3.05%	1.61%

Ratios to Average Net Assets:
Net expenses	0.30	% [4]	0.30%		0.30%	0.30	% [4]
Net investment income	2.54	% [4]	3.33%		3.05%	2.18	% [4]
Expense waiver/reimbursement [5]	0.29	% [4]	0.32%		0.50%	0.59	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$607,531		$426,310		$284,415	$155,745

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expenses decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,			Period Ended
	4/30/2008		2007		2006	10/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009		0.026		0.023	0.011
Net realized gain (loss) on investments	0.000	[2]	0.000	[2]	0.000 [2]	(0.000	) [2]
TOTAL FROM INVESTMENT OPERATIONS	0.009		0.026		0.023	0.011
Less Distributions:
Distributions from net investment income	(0.009)		(0.026)		(0.023)	(0.011)
Distributions from net realized gain on investments	(0.000	) [2]	(0.000	) [2]	--	--
TOTAL DISTRIBUTIONS	(0.009)		(0.026)		(0.023)	(0.011)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00
Total Return [3]	0.97%		2.66%		2.34%	1.06%

Ratios to Average Net Assets:
Net expenses	1.00	% [4]	1.00%		1.00%	1.00	% [4]
Net investment income	1.86	% [4]	2.62%		2.29%	1.48	% [4]
Expense waiver/reimbursement [5]	0.38	% [4]	0.42%		0.49%	0.50	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$137,733		$129,084		$128,514	$174,437

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expenses decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statement

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and, to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period [1]
Actual:
Institutional Service Shares	$1,000	$1,012.30	$2.50
Institutional Shares	$1,000	$1,013.50	$1.25
Cash II Shares	$1,000	$1,011.50	$3.25
Institutional Capital Shares	$1,000	$1,013.30	$1.50
Cash Series Shares	$1,000	$1,009.70	$5.00
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,022.38	$2.51
Institutional Shares	$1,000	$1,023.62	$1.26
Cash II Shares	$1,000	$1,021.63	$3.27
Institutional Capital Shares	$1,000	$1,023.37	$1.51
Cash Series Shares	$1,000	$1,019.89	$5.02

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Service Shares	0.50%
Institutional Shares	0.25%
Cash II Shares	0.65%
Institutional Capital Shares	0.30%
Cash Series Shares	1.00%

Portfolio of Investments Summary Tables

At April 30, 2008, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	74.1%
Commercial Paper	13.9%
Municipal Notes	12.3%
Other Assets and Liabilities--Net [2]	(0.3)%
TOTAL	100.0%

At April 30, 2008, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	76.8%
8-30 Days	2.9%
31-90 Days	13.5%
91-180 Days	2.7%
181 Days or more	4.4%
Other Assets and Liabilities--Net [2]	(0.3)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2008 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.3% [1,2]
		California--93.9%
$8,470,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 1998) Weekly VRDNs (The Harker School Foundation)/(U.S. Bank, N.A. LOC), 2.480%, 5/7/2008	$8,470,000
9,940,000		ABAG Finance Authority for Non-Profit Corporations, CA, and (Series 2004) Weekly VRDNs (On Lok: Senior Health Services/Community Housing, Inc.)/(Bank of America N.A. LOC), 2.420%, 5/1/2008	9,940,000
11,300,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Air Force Village West, Inc.)/(KBC Bank NV LOC), 2.420%, 5/1/2008	11,300,000
5,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Francis Parker School)/(Bank of New York LOC), 2.350%, 5/1/2008	5,000,000
12,305,000	[3,4]	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2006) Weekly VRDNs (Our Lady of Fatima Villa, Inc.)/(KBC Bank NV LOC), 2.420%, 5/1/2008	12,305,000
8,900,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Weekly VRDNs (Harker School)/(U.S. Bank, N.A. LOC), 2.480%, 5/7/2008	8,900,000
11,750,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008A) Weekly VRDNs (Eskaton Properties, Inc.)/(U.S. Bank, N.A. LOC), 2.420%, 5/1/2008	11,750,000
5,270,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series A: Tranche Two) Weekly VRDNs (San Francisco University High School)/(Allied Irish Banks PLC LOC), 2.350%, 5/1/2008	5,270,000
3,300,000		ABAG Finance Authority for Non-Profit Corporations, CA, Series 1999 Weekly VRDNs (Marin Academy)/(Allied Irish Banks PLC LOC), 2.430%, 5/7/2008	3,300,000
22,000,000		California Educational Facilities Authority, (Series 2007) Weekly VRDNs (Charles Drew University of Medicine & Science)/(Natixis LOC), 2.350%, 5/1/2008	22,000,000
12,745,000	[3,4]	California Educational Facilities Authority, Floater Certificates (Series 2000-487) Weekly VRDNs (Stanford University)/(Morgan Stanley LIQ), 2.400%, 5/1/2008	12,745,000
2,150,000	[3,4]	California Educational Facilities Authority, PUTTERs (Series 2495) Weekly VRDNs (University of Southern California)/(JPMorgan Chase Bank, N.A. LIQ), 2.510%, 5/1/2008	2,150,000
8,000,000		California Enterprise Development Authority, (Series 2008) Weekly VRDNs (Humane Society Silicon Valley)/(U.S. Bank, N.A. LOC), 2.550%, 5/1/2008	8,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$32,000,000		California Health Facilities Financing Authority, (Series 2006E), 1.35% CP (Kaiser Permanente), Mandatory Tender 9/4/2008	$32,000,000
9,375,000	[3,4]	California Health Facilities Financing Authority, (Series 2007 FR/RI F13) Weekly VRDNs (Catholic Healthcare West)/(Lehman Brothers Holdings, Inc. SWP), 3.200%, 5/7/2008	9,375,000
19,790,000		California Infrastructure & Economic Development Bank, (Series 2005) Daily VRDNs (Asian Art Museum Foundation of San Francisco)/ (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.650%, 5/1/2008	19,790,000
6,250,000		California Infrastructure & Economic Development Bank, (Series 2006) Weekly VRDNs (Le Lycee Francais de Los Angeles)/(Mellon Bank N.A. LOC), 2.380%, 5/1/2008	6,250,000
3,400,000		California Infrastructure & Economic Development Bank, (Series 2008) Weekly VRDNs (St. Margaret of Scotland Episcopal School)/(Allied Irish Banks PLC LOC), 2.350%, 5/1/2008	3,400,000
7,500,000		California Infrastructure & Economic Development Bank, (Series 2008A) Daily VRDNs (Los Angeles County Museum of Natural History Foundation)/(Allied Irish Banks PLC LOC), 2.200%, 5/1/2008	7,500,000
6,300,000		California Infrastructure & Economic Development Bank, (Series 2008B) Daily VRDNs (Los Angeles County Museum of Natural History Foundation)/(Bank of New York LOC), 2.200%, 5/1/2008	6,300,000
21,825,000		California Municipal Finance Authority, (Series 2007A) Weekly VRDNs (Pacific Institute)/(California Bank & Trust LOC), 2.460%, 5/1/2008	21,825,000
46,100,000		California PCFA, (Series 1996C) Daily VRDNs (Pacific Gas & Electric Co.)/ (JPMorgan Chase Bank, N.A. LOC), 2.400%, 5/1/2008	46,100,000
2,500,000		California PCFA, (Series 1996E) Daily VRDNs (Pacific Gas & Electric Co.)/ (JPMorgan Chase Bank, N.A. LOC), 2.350%, 5/1/2008	2,500,000
5,620,000		California PCFA, (Series 2005A) Weekly VRDNs (Arcata Community Recycling Center, Inc.)/(CALSTRS (California State Teachers' Retirement System) LOC), 2.380%, 5/1/2008	5,620,000
11,000,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-4) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and JPMorgan Chase Bank, N.A. LOCs), 2.230%, 5/1/2008	11,000,000
53,000,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-7) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.150%, 5/1/2008	53,000,000
7,800,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-9) Weekly VRDNs (Citibank NA, New York LOC), 2.150%, 5/1/2008	7,800,000
13,700,000		California State Department of Water Resources Power Supply Program, (Series 2005F-3) Daily VRDNs (Bank of New York and CALPERS (California Public Employees Retirement System) LOCs), 2.350%, 5/1/2008	13,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$11,290,000		California State Department of Water Resources Power Supply Program, (Series 2005F-5) Daily VRDNs (Citibank NA, New York LOC), 2.550%, 5/1/2008	$11,290,000
1,500,000		California State Department of Water Resources Power Supply Program, (Series 2005G-3) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.150%, 5/1/2008	1,500,000
8,910,000	[3,4]	California State Public Works Board, Variable Rate Certificates (Series 2000B) Weekly VRDNs (Regents of University of California)/ (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.230%, 5/1/2008	8,910,000
6,990,000	[3,4]	California State, (PT-4211) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.450%, 5/1/2008	6,990,000
10,000,000		California State, (Series 2003 B-3) Weekly VRDNs (BNP Paribas SA, Bank of New York and CALSTRS (California State Teachers' Retirement System) LOCs), 2.580%, 5/7/2008	10,000,000
20,000,000		California State, (Series 2003C-3) Weekly VRDNs (Bank of America N.A., Bank of Nova Scotia, Toronto and Landesbank Hessen-Thueringen (Guaranteed) LOCs), 2.270%, 5/1/2008	20,000,000
21,500,000		California State, (Series 2003C-4) Weekly VRDNs (Bank of America N.A., Bank of Nova Scotia, Toronto and Landesbank Hessen-Thueringen (Guaranteed) LOCs), 2.250%, 5/1/2008	21,500,000
50,740,000		California State, (Series 2004 A-4) Daily VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank NA, New York LOCs), 2.400%, 5/1/2008	50,740,000
3,000,000		California State, (Series 2004 A-6) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank NA, New York LOCs), 1.850%, 5/1/2008	3,000,000
7,395,000		California State, (Series 2004 A-9) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank NA, New York LOCs), 2.250%, 5/1/2008	7,395,000
13,310,000	[3,4]	California State, (Series 2008 FR/RI-P22W) Weekly VRDNs (California State Fiscal Recovery Fund)/(Lehman Brothers Holdings, Inc. LIQ), 2.880%, 5/7/2008	13,310,000
85,000,000		California State, 4.00% RANs, 6/30/2008	85,092,547
3,740,000		California State, 5.00% Bonds, 6/1/2008	3,746,530
14,505,000		California State, 6.60% Bonds, 2/1/2009	15,039,666
26,195,000	[3,4]	California State, DCL (2008-035) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.450%, 5/1/2008	26,195,000
52,000,000	[3,4]	California State, DCL (Series 2008-009) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.480%, 5/1/2008	52,000,000
3,800,000		California State, Economic Recovery Bonds (Series 2004C-16) Weekly VRDNs (California State Fiscal Recovery Fund)/(FSA INS)/(Dexia Credit Local LIQ), 2.350%, 5/7/2008	3,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$40,400,000		California State, Economic Recovery Bonds (Series 2004C-5) Daily VRDNs (California State Fiscal Recovery Fund)/(Bank of America N.A. LIQ), 2.400%, 5/1/2008	$40,400,000
30,000,000		California State, GO Tax Exempt Notes, 1.40% CP, Mandatory Tender 7/8/2008	30,000,000
25,000,000		California State, GO Tax Exempt Notes, 1.45% CP, Mandatory Tender 6/12/2008	25,000,000
20,000,000		California State, GO Tax Exempt Notes, 2.00% CP, Mandatory Tender 5/20/2008	20,000,000
25,000,000		California State, GO Tax Exempt Notes, 2.00% CP, Mandatory Tender 7/22/2008	25,000,000
20,000,000		California State, GO Tax Exempt Notes, 2.20% CP, Mandatory Tender 5/9/2008	20,000,000
9,730,000	[3,4]	California State, MACON Trust (Series 2004C) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 4.000%, 5/1/2008	9,730,000
770,000	[3,4]	California State, Trust Receipts (Series 1997 SG 90) Weekly VRDNs (MBIA Insurance Corp. INS)/(Societe Generale, Paris LIQ), 2.430%, 5/1/2008	770,000
31,635,000	[3,4]	California Statewide Communities Development Authority, (Series 14G) Weekly VRDNs (Irvine Apartment Communities LP)/(Goldman Sachs Group, Inc. LIQ)/(Goldman Sachs Group, Inc. LOC), 2.410%, 5/1/2008	31,635,000
2,020,000		California Statewide Communities Development Authority, (Series 2000A) Weekly VRDNs (Nonprofits' Insurance Alliance of California)/(Comerica Bank LOC), 2.350%, 5/1/2008	2,020,000
13,000,000		California Statewide Communities Development Authority, (Series 2001) Weekly VRDNs (Robert Louis Stevenson School)/(Allied Irish Banks PLC LOC), 2.400%, 5/1/2008	13,000,000
7,100,000		California Statewide Communities Development Authority, (Series 2001) Weekly VRDNs (The Center for Early Education)/(Allied Irish Banks PLC LOC), 2.350%, 5/1/2008	7,100,000
13,000,000		California Statewide Communities Development Authority, (Series 2003A) Weekly VRDNs (Kaiser Permanente), 2.410%, 5/7/2008	13,000,000
11,300,000		California Statewide Communities Development Authority, (Series 2004J) Weekly VRDNs (Kaiser Permanente), 2.410%, 5/7/2008	11,300,000
20,000,000		California Statewide Communities Development Authority, (Series 2004K), 1.33% CP (Kaiser Permanente), Mandatory Tender 5/28/2008	20,000,000
26,000,000		California Statewide Communities Development Authority, (Series 2004K), 1.39% CP (Kaiser Permanente), Mandatory Tender 9/2/2008	26,000,000
10,500,000		California Statewide Communities Development Authority, (Series 2004L) Weekly VRDNs (Kaiser Permanente), 2.410%, 5/7/2008	10,500,000
20,000,000		California Statewide Communities Development Authority, (Series 2005) Weekly VRDNs (University of San Diego)/(BNP Paribas SA LOC), 2.570%, 5/7/2008	20,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$10,000,000		California Statewide Communities Development Authority, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank of California, N.A. LOC), 2.310%, 5/1/2008	$10,000,000
6,035,000		California Statewide Communities Development Authority, (Series 2006) Weekly VRDNs (Marin Horizon School)/(Allied Irish Banks PLC LOC), 2.350%, 5/1/2008	6,035,000
7,000,000		California Statewide Communities Development Authority, (Series 2007) Weekly VRDNs (House Ear Institute)/(City National Bank LOC), 2.530%, 5/1/2008	7,000,000
2,000,000		California Statewide Communities Development Authority, (Series 2008) Weekly VRDNs (Touro University)/(JPMorgan Chase Bank, N.A. LOC), 2.700%, 5/1/2008	2,000,000
26,000,000		California Statewide Communities Development Authority, (Series 2008C), 1.95% TOBs (Kaiser Permanente), Mandatory Tender 5/28/2009	26,000,000
9,715,000	[3,4]	California Statewide Communities Development Authority, MERLOTS (Series 1999E) Weekly VRDNs (Sutter Health)/(FSA INS)/(Wachovia Bank N.A. LIQ), 2.800%, 5/7/2008	9,715,000
24,035,000	[3,4]	California Statewide Communities Development Authority, PUTTERs (Series 2680) Weekly VRDNs (Irvine Apartment Communities LP)/ (JPMorgan Chase Bank, N.A. LOC), 2.530%, 5/1/2008	24,035,000
5,925,000	[3,4]	California Statewide Communities Development Authority, Term Tender Custodial Receipts (Series 2008J), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	5,929,355
35,900,000	[3,4]	California Statewide Communities Development Authority, Term Tender Custodial Receipts (Series 2008T), 2.25% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	35,929,343
4,625,000	[3,4]	California Statewide Communities Development Authority, Term Tender Custodial Receipts (Series 2008U), 2.30% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 12/4/2008	4,629,079
10,000,000		California Statewide Communities Note Program, (Series 2007A-1), 4.50% TRANs (FSA INS), 6/30/2008	10,013,599
30,220,000	[3,4]	Castaic Lake, CA Water Agency, Solar Eclipse (Series 2007-0034), 3.78% TOBs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 6/19/2008	30,220,000
15,885,000	[3,4]	Chaffey, CA Community College District, Floater Certificates (Series 2004-1132) Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 2.450%, 5/1/2008	15,885,000
8,000,000		Chino Basin, CA Regional Financing Authority, (Series 2008B) Weekly VRDNs (Inland Empire Utilities Agency)/(Dexia Credit Local LOC), 2.360%, 5/7/2008	8,000,000
23,135,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/ (Series 2007-17) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 2.580%, 5/1/2008	23,135,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$15,235,000	[3,4]	Coast Community College District, CA, SPEARs (Series DB-326) Weekly VRDNs (FSA INS)/(Deutsche Bank AG LIQ), 2.430%, 5/1/2008	$15,235,000
20,000,000		Contra Costa County, CA, 4.00% TRANs, 12/5/2008	20,084,037
9,900,000		Corcoran Joint Powers Finance Authority, CA, (Series 2008) Weekly VRDNs (Corcoran, CA Water System)/(Union Bank of California, N.A. LOC), 2.250%, 5/1/2008	9,900,000
8,200,000		East Bay Municipal Utility District, CA Wastewater System, (Series 2008 C) Weekly VRDNs (Dexia Credit Local LIQ), 2.210%, 5/1/2008	8,200,000
10,000,000		East Bay Municipal Utility District, CA Wastewater System, (Series 2008A) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 2.150%, 5/1/2008	10,000,000
25,000,000		East Bay Municipal Utility District, CA Wastewater System, 1.25% CP, Mandatory Tender 6/1/2008	25,000,000
15,000,000		East Bay Municipal Utility District, CA Water System, (Series 2008 C-5) Weekly VRDNs (BNP Paribas SA, JPMorgan Chase Bank, N.A. and Lloyds TSB Bank PLC, London LIQs), 2.180%, 5/7/2008	15,000,000
11,415,000	[3,4]	East Bay Municipal Utility District, CA Water System, ROCs (Series 383) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 2.490%, 5/1/2008	11,415,000
8,500,000		Eastern Municipal Water District of Riverside County, CA, (Series 2008A) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 2.300%, 5/1/2008	8,500,000
16,855,000		Eden Township, CA Healthcare District, (Series 2004) Weekly VRDNs (Eden Hospital Health Services Corp.)/(Allied Irish Banks PLC LOC), 2.420%, 5/1/2008	16,855,000
161,130,000	[3,4]	Golden State Tobacco Securitization Corp., CA, (MT-400) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.530%, 5/1/2008	161,130,000
18,655,000	[3,4]	Golden State Tobacco Securitization Corp., CA, (MT-510) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.530%, 5/1/2008	18,655,000
9,195,000	[3,4]	Golden State Tobacco Securitization Corp., CA, (MT-527) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.530%, 5/1/2008	9,195,000
27,690,000	[3,4]	Golden State Tobacco Securitization Corp., CA, (PA-1527) Weekly VRDNs (National Indemnity Co. INS)/(Merrill Lynch & Co., Inc. LIQ), 2.430%, 5/1/2008	27,690,000
33,080,000	[3,4]	Golden State Tobacco Securitization Corp., CA, Floater Certificates (Series 2008-2448) Weekly VRDNs (Morgan Stanley LIQ)/(Morgan Stanley LOC), 2.530%, 5/1/2008	33,080,000
12,465,000	[3,4]	Golden State Tobacco Securitization Corp., CA, MERLOTS (Series 2007-C95) Weekly VRDNs (Bank of New York LIQ)/(United States Treasury PRF 6/1/2008 @100), 2.700%, 5/7/2008	12,465,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$15,780,000	[3,4]	Golden State Tobacco Securitization Corp., CA, SPEARs (Series DB-290) Weekly VRDNs (California State)/(AMBAC, FSA INS) and (Deutsche Bank AG LIQs), 2.690%, 5/1/2008	$15,780,000
22,025,000	[3,4]	Grossmont, CA Healthcare District, SPEARs (Series DB-345) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 2.430%, 5/1/2008	22,025,000
28,031,500	[3,4]	Grossmont-Cuyamaca, CA Community College District, Floater Certificates (Series 2004-1130) Weekly VRDNs (Morgan Stanley LIQ), 2.900%, 5/1/2008	28,031,500
5,610,000		Hollister, CA Redevelopment Agency, (Series 2004) Weekly VRDNs (San Benito County Community Services Development Corp.)/(CALSTRS (California State Teachers' Retirement System) LOC), 2.380%, 5/1/2008	5,610,000
19,995,000	[3,4]	Los Angeles County, CA Metropolitan Transportation Authority, (Series 2001-JPMC2) Weekly VRDNs (FSA INS)/(JPMorgan Chase & Co. LIQ), 2.680%, 5/7/2008	19,995,000
20,000,000		Los Angeles County, CA, 4.50% TRANs, 6/30/2008	20,027,824
8,035,000	[3,4]	Los Angeles, CA Community College District, Floater Certificates (Series 2004-1129) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 2.450%, 5/1/2008	8,035,000
27,700,000	[3,4]	Los Angeles, CA Department of Water & Power (Electric/Power System), (Series 2001 B-3), 2.400%, 7/1/2034	27,700,000
8,485,000	[3,4]	Los Angeles, CA Department of Water & Power (Electric/Power System), Solar Eclipses (Series 2006-0037) Weekly VRDNs (FSA INS)/(U.S. Bank, N.A. LIQ), 2.420%, 5/1/2008	8,485,000
31,800,000	[3,4]	Los Angeles, CA Department of Water & Power (Water Works/System), MERLOTS (Series 1999L) Weekly VRDNs (Wachovia Bank N.A. LIQ)/ (United States Treasury PRF 10/15/2009 @101), 2.410%, 5/7/2008	31,800,000
11,815,000	[3,4]	Los Angeles, CA Unified School District, (PT-4428) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 2.550%, 5/1/2008	11,815,000
19,995,000	[3,4]	Los Angeles, CA Unified School District, (Series 2002-JPMC2) Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase & Co. LIQ), 2.750%, 5/7/2008	19,995,000
9,425,000	[3,4]	Los Angeles, CA Unified School District, AUSTIN (Series 2003A) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 2.420%, 5/1/2008	9,425,000
4,220,000	[3,4]	Los Angeles, CA Unified School District, P-Floats (Series EC-1106) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 2.430%, 5/1/2008	4,220,000
5,485,000	[3,4]	Los Angeles, CA Unified School District, PUTTERs (Series 1442) Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.680%, 5/1/2008	5,485,000
30,000,000		Los Angeles, CA Wastewater System, 1.25% CP, Mandatory Tender 7/9/2008	30,000,000
30,000,000		Los Angeles, CA Wastewater System, 1.30% CP, Mandatory Tender 6/5/2008	30,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$10,000,000		Los Angeles, CA, (Series 2005A) Weekly VRDNs (Loyola High School)/ (Allied Irish Banks PLC LOC), 2.350%, 5/1/2008	$10,000,000
3,235,000		Los Angeles, CA, (Series 2006A) Weekly VRDNs (Notre Dame High School)/(Allied Irish Banks PLC LOC), 2.350%, 5/1/2008	3,235,000
16,475,000		Los Angeles, CA, Adjustable Rate Certificates of Participation (2007 Series A) Weekly VRDNs (Windward School)/(Allied Irish Banks PLC LOC), 2.350%, 5/1/2008	16,475,000
24,200,000		M-S-R Public Power Agency, CA, (Series 1998-F: San Juan Project) Daily VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.770%, 5/1/2008	24,200,000
7,930,000	[3,4]	Manteca, CA Unified School District, SPEARs (DB-330) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 2.430%, 5/1/2008	7,930,000
35,800,000		Metropolitan Water District of Southern California, (2008 Series A-2) Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 2.220%, 5/1/2008	35,800,000
8,025,000	[3,4]	Metropolitan Water District of Southern California, Floater Certificates (Series 2008-2522) Weekly VRDNs (Morgan Stanley LIQ), 2.400%, 5/1/2008	8,025,000
4,300,000	[3,4]	Metropolitan Water District of Southern California, ROCs (Series 11301) Weekly VRDNs (Citibank NA, New York LIQ), 2.410%, 5/1/2008	4,300,000
9,615,000		Montebello, CA Public Financing Authority, (Series 2004A: Montebello Hotel) Weekly VRDNs (Montebello, CA)/(Union Bank of California, N.A. LOC), 2.730%, 5/7/2008	9,615,000
2,800,000	[3,4]	Monterey Peninsula, CA Community College District, PUTTERs (Series 2484) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.510%, 5/1/2008	2,800,000
14,600,000		Monterey Peninsula, CA Water Management District, Wastewater Reclaimation Weekly VRDNs (Bank of America N.A. LOC), 2.350%, 5/1/2008	14,600,000
17,000,000		Morgan Hill Redevelopment Agency, CA, (Series 2008A) Weekly VRDNs (Ojo De Agua Redevelopment Project Area)/(Bank of Nova Scotia, Toronto LOC), 2.300%, 5/1/2008	17,000,000
12,903,000	[3,4]	Morgan Stanley & Co Incorporated Trust (California Series 2006-2127) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 2.450%, 5/1/2008	12,903,000
12,800,000		Northern California Power Agency, (Series 2008A) Weekly VRDNs (Dexia Credit Local LOC), 2.360%, 5/7/2008	12,800,000
22,185,000	[3,4]	Oakland, CA Unified School District, (MT-583) Weekly VRDNs (FSA INS)/ (Merrill Lynch & Co., Inc. LIQ), 2.390%, 5/1/2008	22,185,000
17,000,000		Orange County, CA Water District Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 2.360%, 5/7/2008	17,000,000
17,285,000	[3,4]	Palomar, CA Community College District, Wells Fargo State Trust (Series 2008-18C) Weekly VRDNs (FSA INS)/(Wells Fargo & Co. LIQ), 2.430%, 5/1/2008	17,285,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$21,360,000	[3,4]	Pomona, CA Public Financing Authority, Solar Eclipse (Series 2007-0061), 3.75% TOBs (Pomona, CA Water System)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 7/24/2008	$21,360,000
7,100,000	[3,4]	Poway, CA Unified School District, ROCs (Series 12224) Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 2.460%, 5/1/2008	7,100,000
17,270,000	[3,4]	Rancho Santiago, CA Community College District, SPEARs (DB-363) Weekly VRDNs (FSA INS)/(Deutsche Bank AG LIQ), 2.430%, 5/1/2008	17,270,000
3,500,000		Rancho, CA Water District Financing Authority, (Series 2008B) Weekly VRDNs (UBS AG LOC), 2.400%, 5/7/2008	3,500,000
16,100,000		Regents of University of California, (Series A), 2.15% CP, Mandatory Tender 6/9/2008	16,100,000
1,100,000	[3,4]	Regents of University of California, PUTTERs (Series 2475) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.510%, 5/1/2008	1,100,000
30,665,000		Riverside County, CA Asset Leasing Corp., (Series 2000B: Southwest Justice Center) Weekly VRDNs (Riverside County, CA)/(MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ), 3.100%, 5/7/2008	30,665,000
54,996,000		Riverside County, CA, Teeter Obligation (Series B), 2.10% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 5/2/2008	54,996,000
3,025,000	[3,4]	Sacramento County, CA Sanitation Districts Financing Authority, (PT-4011) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.450%, 5/1/2008	3,025,000
2,600,000	[3,4]	Sacramento County, CA Sanitation Districts Financing Authority, MERLOTS (Series 2000 SSS) Weekly VRDNs (Wachovia Bank N.A. LIQ)/(United States Treasury PRF 12/1/2018 @100), 2.700%, 5/7/2008	2,600,000
20,000,000		Sacramento County, CA, (Series 2007A), 4.25% TRANs, 7/9/2008	20,021,590
7,340,000	[3,4]	Sacramento, CA City Financing Authority, (PT-3485) Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 2.440%, 5/1/2008	7,340,000
3,980,000	[3,4]	Sacramento, CA Municipal Utility District, Variable Certificates (Series 2002M) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.430%, 5/1/2008	3,980,000
30,000,000		Sacramento, CA Unified School District, 3.75% TRANs, 11/28/2008	30,080,249
20,450,000		San Diego County, CA Regional Transportation Commission, (Series 2008B) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.800%, 5/1/2008	20,450,000
3,500,000		San Diego County, CA Regional Transportation Commission, (Series 2008C) Weekly VRDNs (Dexia Credit Local LIQ), 2.700%, 5/1/2008	3,500,000
14,500,000		San Diego County, CA Water Authority, (Series 2), 1.35% CP, Mandatory Tender 7/8/2008	14,500,000
14,000,000		San Diego County, CA Water Authority, (Series 2), 2.60% CP, Mandatory Tender 5/8/2008	14,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$20,000,000		San Diego County, CA Water Authority, (Series 3), 1.80% CP, Mandatory Tender 5/7/2008	$20,000,000
19,800,000		San Diego County, CA Water Authority, (Series 3), 2.62% CP, Mandatory Tender 5/9/2008	19,800,000
6,000,000	[3,4]	San Diego County, CA Water Authority, Piper Certificates (Series 2002I) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 2.580%, 5/1/2008	6,000,000
10,000,000		San Diego County, CA, (Series 2004B) Weekly VRDNs (Bishop's School)/(Bank of New York LOC), 2.200%, 5/1/2008	10,000,000
20,000,000		San Diego County, CA, (Series 2007A), 4.50% TRANs, 6/30/2008	20,028,463
35,415,000	[3,4]	San Diego, CA Housing Authority, PT-501 Weekly VRDNs (Mirada at La Jolla Colony Apartments)/(GTD by FHLMC)/(FHLMC LIQ), 2.620%, 5/1/2008	35,415,000
4,340,000	[3,4]	San Francisco, CA City and County, (PA-1387) Weekly VRDNs (Laguna Honda Hospital)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 2.430%, 5/1/2008	4,340,000
7,000,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), 1.30% CP (BNP Paribas SA LOC), Mandatory Tender 7/8/2008	7,000,000
5,000,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), 2.20% CP (BNP Paribas SA LOC), Mandatory Tender 7/8/2008	5,000,000
20,000,000		San Francisco, CA Redevelopment Agency Community Facilities District No. 7 (Hunters Point Shipyard Phase One), (Series 2005A) Weekly VRDNs (KBC Bank N.V. LOC), 2.350%, 5/1/2008	20,000,000
12,570,000	[3,4]	San Joaquin Hills, CA Transportation Corridor Agency, (Series 2006FR/RI-P59) Weekly VRDNs (United States Treasury COL)/ (Lehman Brothers Holdings, Inc. LIQ), 2.850%, 5/7/2008	12,570,000
21,120,000	[3,4]	San Jose, CA Unified School District, SPEARs (DB-324) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 2.430%, 5/1/2008	21,120,000
9,000,000		Santa Cruz County, CA Board of Education, 4.25% TRANs, 6/30/2008	9,007,825
20,000,000		Sonoma County, CA, 4.00% TRANs, 10/17/2008	20,062,507
22,500,000		South Placer, CA Wastewater Authority, (Series 2008B) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and State Street Bank and Trust Co. LOCs), 2.250%, 5/1/2008	22,500,000
112,385,000		Southern California Public Power Authority (Power Projects), Refunding Revenue Bonds (Series 2007-1: Magnolia Power Project A) Weekly VRDNs (MBIA Insurance Corp. INS)/(KBC Bank N.V. LIQ), 2.450%, 5/7/2008	112,385,000
28,075,000		Stockton, CA Public Financing Authority, Building Acquisition Financing (Series 2007A) Weekly VRDNs (Stockton, CA)/(Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 2.500%, 5/1/2008	28,075,000
5,045,000	[3,4]	Trustees of the California State University, (Series 2008 FR/RI-F29W) Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 3.000%, 5/7/2008	5,045,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$9,210,000	[3,4]	Trustees of the California State University, PUTTERs (Series 2646Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.510%, 5/1/2008	$9,210,000
15,260,000	[3,4]	Trustees of the California State University, PUTTERs (Series 2678) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.510%, 5/1/2008	15,260,000
11,105,000		Vernon, CA Natural Gas Financing Authority, (2006 Series B: Vernon Gas Project) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 3.350%, 5/7/2008	11,105,000
17,145,000		Vernon, CA Natural Gas Financing Authority, (2006 Series C: Vernon Gas Project) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 3.350%, 5/7/2008	17,145,000
25,770,000		Victorville, CA Joint Powers Financing Authority, (Series 2007A: Cogeneration Facility) Weekly VRDNs (Victorville, CA)/(Fortis Bank SA/NV LOC), 2.380%, 5/1/2008	25,770,000
18,095,000		West Covina, CA Public Financing Authority, (Series 2002B) Weekly VRDNs (West Covina, CA)/(CALSTRS (California State Teachers' Retirement System) LOC), 2.660%, 5/7/2008	18,095,000
2,930,000	[3,4]	William S. Hart, CA Union High School District, ROCs (Series 648WFZ) Weekly VRDNs (FSA INS)/(Wells Fargo & Co. LIQ), 2.480%, 5/1/2008	2,930,000
		TOTAL	2,938,218,114
		Puerto Rico--6.4%
13,505,000	[3,4]	Commonwealth of Puerto Rico, (Series 2002-746d) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 2.440%, 5/1/2008	13,505,000
5,780,000	[3,4]	JPMorgan Chase & Co. I-PUTTERs Trust (Series 2572P) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.730%, 5/1/2008	5,780,000
5,000,000	[3,4]	Puerto Rico Highway and Transportation Authority, (PT-3931) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.450%, 5/1/2008	5,000,000
17,800,000	[3,4]	Puerto Rico Highway and Transportation Authority, (Series 2007 FR/RI-P40W) Weekly VRDNs (FSA INS)/(Lehman Brothers Holdings, Inc. LIQ), 2.750%, 5/7/2008	17,800,000
12,160,000	[3,4]	Puerto Rico Highway and Transportation Authority, BB&T Floater Certificates (Series 2034) Weekly VRDNs (MBIA Insurance Corp. INS)/ (Branch Banking & Trust Co. LIQ), 2.470%, 5/1/2008	12,160,000
11,275,000	[3,4]	Puerto Rico Highway and Transportation Authority, DCL (Series 2008-008) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.480%, 5/1/2008	11,275,000
11,772,500	[3,4]	Puerto Rico Highway and Transportation Authority, Floater Certificates (Series 2006-2057) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 2.440%, 5/1/2008	11,772,500
12,450,000	[3,4]	Puerto Rico Highway and Transportation Authority, MERLOTS (Series 2007 C110) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of New York LIQ), 2.700%, 5/7/2008	12,450,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Puerto Rico--continued
$6,000,000	[3,4]	Puerto Rico Highway and Transportation Authority, MERLOTS (Series 2007-C111), 2.35% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 8/20/2008	$6,000,000
21,595,000	[3,4]	Puerto Rico Infrastructure Financing Authority, (Series 2000-483) Weekly VRDNs (Puerto Rico Infrastructure Financing Authority, Special Obligation 2000 A)/(Morgan Stanley LIQ), 2.440%, 5/1/2008	21,595,000
83,305,000	[3,4]	Puerto Rico Public Building Authority, DFA Municipal Trust (Series 2007-01) Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.480%, 5/1/2008	83,305,000
		TOTAL	200,642,500
		TOTAL MUNICIPAL INVESTMENTS--100.3% (AT AMORTIZED COST) [5]	3,138,860,614
		OTHER ASSETS AND LIABILITIES - NET--(0.3)% [6]	(10,914,134)
		TOTAL NET ASSETS--100%	$3,127,946,480

On April 30, 2008, the Fund held no securities that were subject to the federal alternative minimum tax (AMT).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2008, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2008, these restricted securities amounted to $1,288,984,777, which represented 41.2% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2008, these liquid restricted securities amounted to $1,288,984,777, which represented 41.2% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
COL	--Collateralized
CP	--Commercial Paper
FHLMC	--Federal Home Loan Mortgage Corporation
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCFA	--Pollution Control Finance Authority
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SPEARs	--Short Puttable Exempt Adjustable Receipts
SWP	--Swap Agreement
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$3,138,860,614
Cash		129,756
Income receivable		18,941,053
Receivable for shares sold		463,371
TOTAL ASSETS		3,158,394,794
Liabilities:
Payable for investments purchased	$26,000,000
Payable for shares redeemed	2,734,578
Income distribution payable	1,209,213
Payable for Directors'/Trustees' fee	403
Payable for distribution services fee (Note 4)	96,214
Payable for shareholder services fee (Note 4)	344,277
Accrued expenses	63,629
TOTAL LIABILITIES		30,448,314
Net assets for 3,127,407,273 shares outstanding		$3,127,946,480
Net Assets Consist of:
Paid-in capital		$3,127,407,238
Accumulated net realized gain on investments		532,924
Undistributed net investment income		6,318
TOTAL NET ASSETS		$3,127,946,480
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Service Shares:
$1,406,182,919 ÷ 1,406,042,777 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$677,656,559 ÷ 677,393,545 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$298,842,801 ÷ 298,807,221 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$607,530,728 ÷ 607,461,606 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$137,733,473 ÷ 137,702,124 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2008 (unaudited)

Investment Income:
Interest			$41,503,788
Expenses:
Investment adviser fee (Note 4)		$5,796,238
Administrative personnel and services fee (Note 4)		1,135,708
Custodian fees		48,420
Transfer and dividend disbursing agent fees and expenses		522,158
Directors'/Trustees' fees		9,764
Auditing fees		9,448
Legal fees		12,199
Portfolio accounting fees		104,940
Distribution services fee--Cash II Shares (Note 4)		278,567
Distribution services fee--Cash Series Shares (Note 4)		416,496
Shareholder services fee--Institutional Service Shares (Note 4)		1,265,229
Shareholder services fee--Cash II Shares (Note 4)		348,209
Shareholder services fee--Institutional Capital Shares (Note 4)		140,341
Shareholder services fee--Cash Series Shares (Note 4)		173,540
Account administration fee--Institutional Service Shares		182,205
Share registration costs		49,307
Printing and postage		41,151
Insurance premiums		7,198
Miscellaneous		3,946
TOTAL EXPENSES		10,545,064
Waivers, Reduction and Reimbursement (Note 4):
Waiver of investment adviser fee	$(4,015,049)
Waiver of administrative personnel and services fee	(31,776)
Reduction of custodian fees	(8,752)
Waiver of distribution services fee--Cash II Shares	(69,642)
Waiver of distribution services fee--Cash Series Shares	(69,416)
Reimbursement of shareholder services fee--Institutional Capital Shares	(15,925)
TOTAL WAIVERS, REDUCTION AND REIMBURSEMENT		(4,210,560)
Net expenses			6,334,504
Net investment income			35,169,284
Net realized gain on investments			537,849
Change in net assets resulting from operations			$35,707,133

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2008	Year Ended 10/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$35,169,284	$74,435,409
Net realized gain on investments	537,849	1,086,489
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	35,707,133	75,521,898
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(13,801,069)	(25,267,052)
Institutional Shares	(10,668,493)	(26,759,316)
Cash II Shares	(3,079,178)	(7,162,984)
Institutional Capital Shares	(6,316,421)	(12,040,897)
Cash Series Shares	(1,290,412)	(3,212,892)
Distributions from net realized gain on investments
Institutional Service Shares	(416,958)	(87,308)
Institutional Shares	(325,018)	(80,351)
Cash II Shares	(103,389)	(27,790)
Institutional Capital Shares	(181,226)	(30,149)
Cash Series Shares	(52,807)	(13,136)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(36,234,971)	(74,681,875)
Share Transactions:
Proceeds from sale of shares	5,607,938,089	9,402,577,913
Net asset value of shares issued to shareholders in payment of distributions declared	25,626,546	57,690,435
Cost of shares redeemed	(5,044,081,998)	(9,207,323,978)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	589,482,637	252,944,370
Change in net assets	588,954,799	253,784,393
Net Assets:
Beginning of period	2,538,991,681	2,285,207,288
End of period (including undistributed (distributions in excess of) net investment income of $6,318 and $(7,393), respectively)	$3,127,946,480	$2,538,991,681

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2008 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of California Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Institutional Service Shares, Institutional Shares, Cash II Shares, Institutional Capital Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and personal income taxes imposed by the state of California consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on November 1, 2007. As of and during the six months ended April 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2008	Year Ended 10/31/2007
Institutional Service Shares:
Shares sold	2,535,335,082	4,622,387,284
Shares issued to shareholders in payment of distributions declared	7,135,567	15,600,374
Shares redeemed	(2,073,719,603)	(4,560,987,738)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	468,751,046	76,999,920

	Six Months Ended 4/30/2008	Year Ended 10/31/2007
Institutional Shares:
Shares sold	1,864,155,982	3,029,814,949
Shares issued to shareholders in payment of distributions declared	7,597,468	19,641,638
Shares redeemed	(2,002,680,997)	(2,983,327,718)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(130,927,547)	66,128,869

	Six Months Ended 4/30/2008	Year Ended 10/31/2007
Cash II Shares:
Shares sold	394,193,397	631,947,029
Shares issued to shareholders in payment of distributions declared	3,173,469	7,166,284
Shares redeemed	(335,685,777)	(671,604,731)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	61,681,089	(32,491,418)

	Six Months Ended 4/30/2008	Year Ended 10/31/2007
Institutional Capital Shares:
Shares sold	693,875,500	886,753,281
Shares issued to shareholders in payment of distributions declared	6,380,436	12,056,587
Shares redeemed	(518,950,560)	(757,033,588)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	181,305,376	141,776,280

	Six Months Ended 4/30/2008	Year Ended 10/31/2007
Cash Series Shares:
Shares sold	120,378,128	231,675,370
Shares issued to shareholders in payment of distributions declared	1,339,606	3,225,552
Shares redeemed	(113,045,061)	(234,370,203)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	8,672,673	530,719
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	589,482,637	252,944,370

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). Effective February 28, 2007, the advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Prior to February 28, 2007, the advisory agreement between the Fund and the Adviser provided an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the Adviser voluntarily waived $4,015,049 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $31,776 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Cash II Shares	0.20%
Cash Series Shares	0.60%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, FSC voluntarily waived $139,058 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2008, FSC retained $24,931 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Institutional Shares, Cash II Shares, Institutional Capital Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2008, FSSC voluntarily reimbursed $15,925 of shareholder services fees. For the six months ended April 30, 2008, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2008, the Fund's Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the six months ended April 30, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,469,505,500 and $1,193,775,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2008, 62.6% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 12.7% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Shareholder Meeting Results (Unaudited)

A Special Meeting of Shareholders of California Municipal Cash Trust, a portfolio of Money Market Obligations Trust (the "Trust") was held on March 18, 2008. On January 18, 2008, the record date for shareholders voting at the meeting, there were 182,155,116,740 total outstanding shares of the Trust. The following items were considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM 1

To elect five Trustees. 1

Name	For	Withheld
Nicholas P. Constantakis	61,664,488,031	513,386,538
J. Christopher Donahue	61,693,660,618	484,213,951
R. James Nicholson	61,671,629,324	506,245,228
Thomas M. O'Neill	61,688,131,563	489,732,592
James F. Will	61,682,345,729	495,518,426

1 The following Trustees continued their terms: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., John F. Cunningham, Peter E. Madden, Charles F. Mansfield, Jr., John E. Murray, Jr., Marjorie P. Smuts and John S. Walsh.

Evaluation and Approval of Advisory Contract

CALIFORNIA MUNICIPAL CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. In this regard, it was noted that, effective February 28, 2007, the Fund's contractual advisory fee was reduced by 10 basis points.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N351
Cusip 60934N369
Cusip 60934N179
Cusip 608919403
Cusip 608919502

0041609 (6/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

California Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2008

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
SHAREHOLDER MEETING RESULTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2008		2007		2006	2005		2004		2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income From Investment Operations:
Net investment income	0.013		0.034		0.031	0.019		0.009		0.009
Net realized gain (loss) on investments	0.000	[1]	(0.000	) [1]	0.000 [1]	(0.000	) [1]	(0.000	) [1]	0.000 [1]
TOTAL FROM INVESTMENT OPERATIONS	0.013		0.034		0.031	0.019		0.009		0.009
Less Distributions:
Distributions from net investment income	(0.013)		(0.034)		(0.031)	(0.019)		(0.009)		(0.009)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	--	--		--		--
TOTAL DISTRIBUTIONS	(0.013)		(0.034)		(0.031)	(0.019)		(0.009)		(0.009)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total Return [2]	1.35%		3.43%		3.10%	1.96%		0.91%		0.93%

Ratios to Average Net Assets:
Net expenses	0.25	% [3]	0.25%		0.25%	0.25%		0.25%		0.25%
Net investment income	2.64	% [3]	3.37%		3.08%	2.06%		0.91%		0.92%
Expense waiver/reimbursement [4]	0.28	% [3]	0.32%		0.49%	0.65%		0.65%		0.65%
Supplemental Data:
Net assets, end of period (000 omitted)	$677,657		$808,742		$742,268	$519,277		$253,407		$235,223

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and, to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,013.50	$1.25
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.62	$1.26

1 Expenses are equal to the Fund's annualized net expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At April 30, 2008, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	74.1%
Commercial Paper	13.9%
Municipal Notes	12.3%
Other Assets and Liabilities--Net [2]	(0.3)%
TOTAL	100.0%

At April 30, 2008, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	76.8%
8-30 Days	2.9%
31-90 Days	13.5%
91-180 Days	2.7%
181 Days or more	4.4%
Other Assets and Liabilities--Net [2]	(0.3)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2008 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.3% [1,2]
		California--93.9%
$8,470,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 1998) Weekly VRDNs (The Harker School Foundation)/(U.S. Bank, N.A. LOC), 2.480%, 5/7/2008	$8,470,000
9,940,000		ABAG Finance Authority for Non-Profit Corporations, CA, and (Series 2004) Weekly VRDNs (On Lok: Senior Health Services/Community Housing, Inc.)/(Bank of America N.A. LOC), 2.420%, 5/1/2008	9,940,000
11,300,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Air Force Village West, Inc.)/(KBC Bank NV LOC), 2.420%, 5/1/2008	11,300,000
5,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Francis Parker School)/(Bank of New York LOC), 2.350%, 5/1/2008	5,000,000
12,305,000	[3,4]	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2006) Weekly VRDNs (Our Lady of Fatima Villa, Inc.)/(KBC Bank NV LOC), 2.420%, 5/1/2008	12,305,000
8,900,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Weekly VRDNs (Harker School)/(U.S. Bank, N.A. LOC), 2.480%, 5/7/2008	8,900,000
11,750,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008A) Weekly VRDNs (Eskaton Properties, Inc.)/(U.S. Bank, N.A. LOC), 2.420%, 5/1/2008	11,750,000
5,270,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series A: Tranche Two) Weekly VRDNs (San Francisco University High School)/(Allied Irish Banks PLC LOC), 2.350%, 5/1/2008	5,270,000
3,300,000		ABAG Finance Authority for Non-Profit Corporations, CA, Series 1999 Weekly VRDNs (Marin Academy)/(Allied Irish Banks PLC LOC), 2.430%, 5/7/2008	3,300,000
22,000,000		California Educational Facilities Authority, (Series 2007) Weekly VRDNs (Charles Drew University of Medicine & Science)/(Natixis LOC), 2.350%, 5/1/2008	22,000,000
12,745,000	[3,4]	California Educational Facilities Authority, Floater Certificates (Series 2000-487) Weekly VRDNs (Stanford University)/(Morgan Stanley LIQ), 2.400%, 5/1/2008	12,745,000
2,150,000	[3,4]	California Educational Facilities Authority, PUTTERs (Series 2495) Weekly VRDNs (University of Southern California)/(JPMorgan Chase Bank, N.A. LIQ), 2.510%, 5/1/2008	2,150,000
8,000,000		California Enterprise Development Authority, (Series 2008) Weekly VRDNs (Humane Society Silicon Valley)/(U.S. Bank, N.A. LOC), 2.550%, 5/1/2008	8,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$32,000,000		California Health Facilities Financing Authority, (Series 2006E), 1.35% CP (Kaiser Permanente), Mandatory Tender 9/4/2008	$32,000,000
9,375,000	[3,4]	California Health Facilities Financing Authority, (Series 2007 FR/RI F13) Weekly VRDNs (Catholic Healthcare West)/(Lehman Brothers Holdings, Inc. SWP), 3.200%, 5/7/2008	9,375,000
19,790,000		California Infrastructure & Economic Development Bank, (Series 2005) Daily VRDNs (Asian Art Museum Foundation of San Francisco)/ (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.650%, 5/1/2008	19,790,000
6,250,000		California Infrastructure & Economic Development Bank, (Series 2006) Weekly VRDNs (Le Lycee Francais de Los Angeles)/(Mellon Bank N.A. LOC), 2.380%, 5/1/2008	6,250,000
3,400,000		California Infrastructure & Economic Development Bank, (Series 2008) Weekly VRDNs (St. Margaret of Scotland Episcopal School)/(Allied Irish Banks PLC LOC), 2.350%, 5/1/2008	3,400,000
7,500,000		California Infrastructure & Economic Development Bank, (Series 2008A) Daily VRDNs (Los Angeles County Museum of Natural History Foundation)/(Allied Irish Banks PLC LOC), 2.200%, 5/1/2008	7,500,000
6,300,000		California Infrastructure & Economic Development Bank, (Series 2008B) Daily VRDNs (Los Angeles County Museum of Natural History Foundation)/(Bank of New York LOC), 2.200%, 5/1/2008	6,300,000
21,825,000		California Municipal Finance Authority, (Series 2007A) Weekly VRDNs (Pacific Institute)/(California Bank & Trust LOC), 2.460%, 5/1/2008	21,825,000
46,100,000		California PCFA, (Series 1996C) Daily VRDNs (Pacific Gas & Electric Co.)/ (JPMorgan Chase Bank, N.A. LOC), 2.400%, 5/1/2008	46,100,000
2,500,000		California PCFA, (Series 1996E) Daily VRDNs (Pacific Gas & Electric Co.)/ (JPMorgan Chase Bank, N.A. LOC), 2.350%, 5/1/2008	2,500,000
5,620,000		California PCFA, (Series 2005A) Weekly VRDNs (Arcata Community Recycling Center, Inc.)/(CALSTRS (California State Teachers' Retirement System) LOC), 2.380%, 5/1/2008	5,620,000
11,000,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-4) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and JPMorgan Chase Bank, N.A. LOCs), 2.230%, 5/1/2008	11,000,000
53,000,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-7) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.150%, 5/1/2008	53,000,000
7,800,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-9) Weekly VRDNs (Citibank NA, New York LOC), 2.150%, 5/1/2008	7,800,000
13,700,000		California State Department of Water Resources Power Supply Program, (Series 2005F-3) Daily VRDNs (Bank of New York and CALPERS (California Public Employees Retirement System) LOCs), 2.350%, 5/1/2008	13,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$11,290,000		California State Department of Water Resources Power Supply Program, (Series 2005F-5) Daily VRDNs (Citibank NA, New York LOC), 2.550%, 5/1/2008	$11,290,000
1,500,000		California State Department of Water Resources Power Supply Program, (Series 2005G-3) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.150%, 5/1/2008	1,500,000
8,910,000	[3,4]	California State Public Works Board, Variable Rate Certificates (Series 2000B) Weekly VRDNs (Regents of University of California)/ (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.230%, 5/1/2008	8,910,000
6,990,000	[3,4]	California State, (PT-4211) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.450%, 5/1/2008	6,990,000
10,000,000		California State, (Series 2003 B-3) Weekly VRDNs (BNP Paribas SA, Bank of New York and CALSTRS (California State Teachers' Retirement System) LOCs), 2.580%, 5/7/2008	10,000,000
20,000,000		California State, (Series 2003C-3) Weekly VRDNs (Bank of America N.A., Bank of Nova Scotia, Toronto and Landesbank Hessen-Thueringen (Guaranteed) LOCs), 2.270%, 5/1/2008	20,000,000
21,500,000		California State, (Series 2003C-4) Weekly VRDNs (Bank of America N.A., Bank of Nova Scotia, Toronto and Landesbank Hessen-Thueringen (Guaranteed) LOCs), 2.250%, 5/1/2008	21,500,000
50,740,000		California State, (Series 2004 A-4) Daily VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank NA, New York LOCs), 2.400%, 5/1/2008	50,740,000
3,000,000		California State, (Series 2004 A-6) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank NA, New York LOCs), 1.850%, 5/1/2008	3,000,000
7,395,000		California State, (Series 2004 A-9) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank NA, New York LOCs), 2.250%, 5/1/2008	7,395,000
13,310,000	[3,4]	California State, (Series 2008 FR/RI-P22W) Weekly VRDNs (California State Fiscal Recovery Fund)/(Lehman Brothers Holdings, Inc. LIQ), 2.880%, 5/7/2008	13,310,000
85,000,000		California State, 4.00% RANs, 6/30/2008	85,092,547
3,740,000		California State, 5.00% Bonds, 6/1/2008	3,746,530
14,505,000		California State, 6.60% Bonds, 2/1/2009	15,039,666
26,195,000	[3,4]	California State, DCL (2008-035) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.450%, 5/1/2008	26,195,000
52,000,000	[3,4]	California State, DCL (Series 2008-009) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.480%, 5/1/2008	52,000,000
3,800,000		California State, Economic Recovery Bonds (Series 2004C-16) Weekly VRDNs (California State Fiscal Recovery Fund)/(FSA INS)/(Dexia Credit Local LIQ), 2.350%, 5/7/2008	3,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$40,400,000		California State, Economic Recovery Bonds (Series 2004C-5) Daily VRDNs (California State Fiscal Recovery Fund)/(Bank of America N.A. LIQ), 2.400%, 5/1/2008	$40,400,000
30,000,000		California State, GO Tax Exempt Notes, 1.40% CP, Mandatory Tender 7/8/2008	30,000,000
25,000,000		California State, GO Tax Exempt Notes, 1.45% CP, Mandatory Tender 6/12/2008	25,000,000
20,000,000		California State, GO Tax Exempt Notes, 2.00% CP, Mandatory Tender 5/20/2008	20,000,000
25,000,000		California State, GO Tax Exempt Notes, 2.00% CP, Mandatory Tender 7/22/2008	25,000,000
20,000,000		California State, GO Tax Exempt Notes, 2.20% CP, Mandatory Tender 5/9/2008	20,000,000
9,730,000	[3,4]	California State, MACON Trust (Series 2004C) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 4.000%, 5/1/2008	9,730,000
770,000	[3,4]	California State, Trust Receipts (Series 1997 SG 90) Weekly VRDNs (MBIA Insurance Corp. INS)/(Societe Generale, Paris LIQ), 2.430%, 5/1/2008	770,000
31,635,000	[3,4]	California Statewide Communities Development Authority, (Series 14G) Weekly VRDNs (Irvine Apartment Communities LP)/(Goldman Sachs Group, Inc. LIQ)/(Goldman Sachs Group, Inc. LOC), 2.410%, 5/1/2008	31,635,000
2,020,000		California Statewide Communities Development Authority, (Series 2000A) Weekly VRDNs (Nonprofits' Insurance Alliance of California)/(Comerica Bank LOC), 2.350%, 5/1/2008	2,020,000
13,000,000		California Statewide Communities Development Authority, (Series 2001) Weekly VRDNs (Robert Louis Stevenson School)/(Allied Irish Banks PLC LOC), 2.400%, 5/1/2008	13,000,000
7,100,000		California Statewide Communities Development Authority, (Series 2001) Weekly VRDNs (The Center for Early Education)/(Allied Irish Banks PLC LOC), 2.350%, 5/1/2008	7,100,000
13,000,000		California Statewide Communities Development Authority, (Series 2003A) Weekly VRDNs (Kaiser Permanente), 2.410%, 5/7/2008	13,000,000
11,300,000		California Statewide Communities Development Authority, (Series 2004J) Weekly VRDNs (Kaiser Permanente), 2.410%, 5/7/2008	11,300,000
20,000,000		California Statewide Communities Development Authority, (Series 2004K), 1.33% CP (Kaiser Permanente), Mandatory Tender 5/28/2008	20,000,000
26,000,000		California Statewide Communities Development Authority, (Series 2004K), 1.39% CP (Kaiser Permanente), Mandatory Tender 9/2/2008	26,000,000
10,500,000		California Statewide Communities Development Authority, (Series 2004L) Weekly VRDNs (Kaiser Permanente), 2.410%, 5/7/2008	10,500,000
20,000,000		California Statewide Communities Development Authority, (Series 2005) Weekly VRDNs (University of San Diego)/(BNP Paribas SA LOC), 2.570%, 5/7/2008	20,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$10,000,000		California Statewide Communities Development Authority, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank of California, N.A. LOC), 2.310%, 5/1/2008	$10,000,000
6,035,000		California Statewide Communities Development Authority, (Series 2006) Weekly VRDNs (Marin Horizon School)/(Allied Irish Banks PLC LOC), 2.350%, 5/1/2008	6,035,000
7,000,000		California Statewide Communities Development Authority, (Series 2007) Weekly VRDNs (House Ear Institute)/(City National Bank LOC), 2.530%, 5/1/2008	7,000,000
2,000,000		California Statewide Communities Development Authority, (Series 2008) Weekly VRDNs (Touro University)/(JPMorgan Chase Bank, N.A. LOC), 2.700%, 5/1/2008	2,000,000
26,000,000		California Statewide Communities Development Authority, (Series 2008C), 1.95% TOBs (Kaiser Permanente), Mandatory Tender 5/28/2009	26,000,000
9,715,000	[3,4]	California Statewide Communities Development Authority, MERLOTS (Series 1999E) Weekly VRDNs (Sutter Health)/(FSA INS)/(Wachovia Bank N.A. LIQ), 2.800%, 5/7/2008	9,715,000
24,035,000	[3,4]	California Statewide Communities Development Authority, PUTTERs (Series 2680) Weekly VRDNs (Irvine Apartment Communities LP)/ (JPMorgan Chase Bank, N.A. LOC), 2.530%, 5/1/2008	24,035,000
5,925,000	[3,4]	California Statewide Communities Development Authority, Term Tender Custodial Receipts (Series 2008J), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	5,929,355
35,900,000	[3,4]	California Statewide Communities Development Authority, Term Tender Custodial Receipts (Series 2008T), 2.25% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	35,929,343
4,625,000	[3,4]	California Statewide Communities Development Authority, Term Tender Custodial Receipts (Series 2008U), 2.30% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 12/4/2008	4,629,079
10,000,000		California Statewide Communities Note Program, (Series 2007A-1), 4.50% TRANs (FSA INS), 6/30/2008	10,013,599
30,220,000	[3,4]	Castaic Lake, CA Water Agency, Solar Eclipse (Series 2007-0034), 3.78% TOBs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 6/19/2008	30,220,000
15,885,000	[3,4]	Chaffey, CA Community College District, Floater Certificates (Series 2004-1132) Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 2.450%, 5/1/2008	15,885,000
8,000,000		Chino Basin, CA Regional Financing Authority, (Series 2008B) Weekly VRDNs (Inland Empire Utilities Agency)/(Dexia Credit Local LOC), 2.360%, 5/7/2008	8,000,000
23,135,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/ (Series 2007-17) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 2.580%, 5/1/2008	23,135,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$15,235,000	[3,4]	Coast Community College District, CA, SPEARs (Series DB-326) Weekly VRDNs (FSA INS)/(Deutsche Bank AG LIQ), 2.430%, 5/1/2008	$15,235,000
20,000,000		Contra Costa County, CA, 4.00% TRANs, 12/5/2008	20,084,037
9,900,000		Corcoran Joint Powers Finance Authority, CA, (Series 2008) Weekly VRDNs (Corcoran, CA Water System)/(Union Bank of California, N.A. LOC), 2.250%, 5/1/2008	9,900,000
8,200,000		East Bay Municipal Utility District, CA Wastewater System, (Series 2008 C) Weekly VRDNs (Dexia Credit Local LIQ), 2.210%, 5/1/2008	8,200,000
10,000,000		East Bay Municipal Utility District, CA Wastewater System, (Series 2008A) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 2.150%, 5/1/2008	10,000,000
25,000,000		East Bay Municipal Utility District, CA Wastewater System, 1.25% CP, Mandatory Tender 6/1/2008	25,000,000
15,000,000		East Bay Municipal Utility District, CA Water System, (Series 2008 C-5) Weekly VRDNs (BNP Paribas SA, JPMorgan Chase Bank, N.A. and Lloyds TSB Bank PLC, London LIQs), 2.180%, 5/7/2008	15,000,000
11,415,000	[3,4]	East Bay Municipal Utility District, CA Water System, ROCs (Series 383) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 2.490%, 5/1/2008	11,415,000
8,500,000		Eastern Municipal Water District of Riverside County, CA, (Series 2008A) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 2.300%, 5/1/2008	8,500,000
16,855,000		Eden Township, CA Healthcare District, (Series 2004) Weekly VRDNs (Eden Hospital Health Services Corp.)/(Allied Irish Banks PLC LOC), 2.420%, 5/1/2008	16,855,000
161,130,000	[3,4]	Golden State Tobacco Securitization Corp., CA, (MT-400) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.530%, 5/1/2008	161,130,000
18,655,000	[3,4]	Golden State Tobacco Securitization Corp., CA, (MT-510) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.530%, 5/1/2008	18,655,000
9,195,000	[3,4]	Golden State Tobacco Securitization Corp., CA, (MT-527) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.530%, 5/1/2008	9,195,000
27,690,000	[3,4]	Golden State Tobacco Securitization Corp., CA, (PA-1527) Weekly VRDNs (National Indemnity Co. INS)/(Merrill Lynch & Co., Inc. LIQ), 2.430%, 5/1/2008	27,690,000
33,080,000	[3,4]	Golden State Tobacco Securitization Corp., CA, Floater Certificates (Series 2008-2448) Weekly VRDNs (Morgan Stanley LIQ)/(Morgan Stanley LOC), 2.530%, 5/1/2008	33,080,000
12,465,000	[3,4]	Golden State Tobacco Securitization Corp., CA, MERLOTS (Series 2007-C95) Weekly VRDNs (Bank of New York LIQ)/(United States Treasury PRF 6/1/2008 @100), 2.700%, 5/7/2008	12,465,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$15,780,000	[3,4]	Golden State Tobacco Securitization Corp., CA, SPEARs (Series DB-290) Weekly VRDNs (California State)/(AMBAC, FSA INS) and (Deutsche Bank AG LIQs), 2.690%, 5/1/2008	$15,780,000
22,025,000	[3,4]	Grossmont, CA Healthcare District, SPEARs (Series DB-345) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 2.430%, 5/1/2008	22,025,000
28,031,500	[3,4]	Grossmont-Cuyamaca, CA Community College District, Floater Certificates (Series 2004-1130) Weekly VRDNs (Morgan Stanley LIQ), 2.900%, 5/1/2008	28,031,500
5,610,000		Hollister, CA Redevelopment Agency, (Series 2004) Weekly VRDNs (San Benito County Community Services Development Corp.)/(CALSTRS (California State Teachers' Retirement System) LOC), 2.380%, 5/1/2008	5,610,000
19,995,000	[3,4]	Los Angeles County, CA Metropolitan Transportation Authority, (Series 2001-JPMC2) Weekly VRDNs (FSA INS)/(JPMorgan Chase & Co. LIQ), 2.680%, 5/7/2008	19,995,000
20,000,000		Los Angeles County, CA, 4.50% TRANs, 6/30/2008	20,027,824
8,035,000	[3,4]	Los Angeles, CA Community College District, Floater Certificates (Series 2004-1129) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 2.450%, 5/1/2008	8,035,000
27,700,000	[3,4]	Los Angeles, CA Department of Water & Power (Electric/Power System), (Series 2001 B-3), 2.400%, 7/1/2034	27,700,000
8,485,000	[3,4]	Los Angeles, CA Department of Water & Power (Electric/Power System), Solar Eclipses (Series 2006-0037) Weekly VRDNs (FSA INS)/(U.S. Bank, N.A. LIQ), 2.420%, 5/1/2008	8,485,000
31,800,000	[3,4]	Los Angeles, CA Department of Water & Power (Water Works/System), MERLOTS (Series 1999L) Weekly VRDNs (Wachovia Bank N.A. LIQ)/ (United States Treasury PRF 10/15/2009 @101), 2.410%, 5/7/2008	31,800,000
11,815,000	[3,4]	Los Angeles, CA Unified School District, (PT-4428) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 2.550%, 5/1/2008	11,815,000
19,995,000	[3,4]	Los Angeles, CA Unified School District, (Series 2002-JPMC2) Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase & Co. LIQ), 2.750%, 5/7/2008	19,995,000
9,425,000	[3,4]	Los Angeles, CA Unified School District, AUSTIN (Series 2003A) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 2.420%, 5/1/2008	9,425,000
4,220,000	[3,4]	Los Angeles, CA Unified School District, P-Floats (Series EC-1106) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 2.430%, 5/1/2008	4,220,000
5,485,000	[3,4]	Los Angeles, CA Unified School District, PUTTERs (Series 1442) Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.680%, 5/1/2008	5,485,000
30,000,000		Los Angeles, CA Wastewater System, 1.25% CP, Mandatory Tender 7/9/2008	30,000,000
30,000,000		Los Angeles, CA Wastewater System, 1.30% CP, Mandatory Tender 6/5/2008	30,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$10,000,000		Los Angeles, CA, (Series 2005A) Weekly VRDNs (Loyola High School)/ (Allied Irish Banks PLC LOC), 2.350%, 5/1/2008	$10,000,000
3,235,000		Los Angeles, CA, (Series 2006A) Weekly VRDNs (Notre Dame High School)/(Allied Irish Banks PLC LOC), 2.350%, 5/1/2008	3,235,000
16,475,000		Los Angeles, CA, Adjustable Rate Certificates of Participation (2007 Series A) Weekly VRDNs (Windward School)/(Allied Irish Banks PLC LOC), 2.350%, 5/1/2008	16,475,000
24,200,000		M-S-R Public Power Agency, CA, (Series 1998-F: San Juan Project) Daily VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.770%, 5/1/2008	24,200,000
7,930,000	[3,4]	Manteca, CA Unified School District, SPEARs (DB-330) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 2.430%, 5/1/2008	7,930,000
35,800,000		Metropolitan Water District of Southern California, (2008 Series A-2) Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 2.220%, 5/1/2008	35,800,000
8,025,000	[3,4]	Metropolitan Water District of Southern California, Floater Certificates (Series 2008-2522) Weekly VRDNs (Morgan Stanley LIQ), 2.400%, 5/1/2008	8,025,000
4,300,000	[3,4]	Metropolitan Water District of Southern California, ROCs (Series 11301) Weekly VRDNs (Citibank NA, New York LIQ), 2.410%, 5/1/2008	4,300,000
9,615,000		Montebello, CA Public Financing Authority, (Series 2004A: Montebello Hotel) Weekly VRDNs (Montebello, CA)/(Union Bank of California, N.A. LOC), 2.730%, 5/7/2008	9,615,000
2,800,000	[3,4]	Monterey Peninsula, CA Community College District, PUTTERs (Series 2484) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.510%, 5/1/2008	2,800,000
14,600,000		Monterey Peninsula, CA Water Management District, Wastewater Reclaimation Weekly VRDNs (Bank of America N.A. LOC), 2.350%, 5/1/2008	14,600,000
17,000,000		Morgan Hill Redevelopment Agency, CA, (Series 2008A) Weekly VRDNs (Ojo De Agua Redevelopment Project Area)/(Bank of Nova Scotia, Toronto LOC), 2.300%, 5/1/2008	17,000,000
12,903,000	[3,4]	Morgan Stanley & Co Incorporated Trust (California Series 2006-2127) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 2.450%, 5/1/2008	12,903,000
12,800,000		Northern California Power Agency, (Series 2008A) Weekly VRDNs (Dexia Credit Local LOC), 2.360%, 5/7/2008	12,800,000
22,185,000	[3,4]	Oakland, CA Unified School District, (MT-583) Weekly VRDNs (FSA INS)/ (Merrill Lynch & Co., Inc. LIQ), 2.390%, 5/1/2008	22,185,000
17,000,000		Orange County, CA Water District Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 2.360%, 5/7/2008	17,000,000
17,285,000	[3,4]	Palomar, CA Community College District, Wells Fargo State Trust (Series 2008-18C) Weekly VRDNs (FSA INS)/(Wells Fargo & Co. LIQ), 2.430%, 5/1/2008	17,285,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$21,360,000	[3,4]	Pomona, CA Public Financing Authority, Solar Eclipse (Series 2007-0061), 3.75% TOBs (Pomona, CA Water System)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 7/24/2008	$21,360,000
7,100,000	[3,4]	Poway, CA Unified School District, ROCs (Series 12224) Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 2.460%, 5/1/2008	7,100,000
17,270,000	[3,4]	Rancho Santiago, CA Community College District, SPEARs (DB-363) Weekly VRDNs (FSA INS)/(Deutsche Bank AG LIQ), 2.430%, 5/1/2008	17,270,000
3,500,000		Rancho, CA Water District Financing Authority, (Series 2008B) Weekly VRDNs (UBS AG LOC), 2.400%, 5/7/2008	3,500,000
16,100,000		Regents of University of California, (Series A), 2.15% CP, Mandatory Tender 6/9/2008	16,100,000
1,100,000	[3,4]	Regents of University of California, PUTTERs (Series 2475) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.510%, 5/1/2008	1,100,000
30,665,000		Riverside County, CA Asset Leasing Corp., (Series 2000B: Southwest Justice Center) Weekly VRDNs (Riverside County, CA)/(MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ), 3.100%, 5/7/2008	30,665,000
54,996,000		Riverside County, CA, Teeter Obligation (Series B), 2.10% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 5/2/2008	54,996,000
3,025,000	[3,4]	Sacramento County, CA Sanitation Districts Financing Authority, (PT-4011) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.450%, 5/1/2008	3,025,000
2,600,000	[3,4]	Sacramento County, CA Sanitation Districts Financing Authority, MERLOTS (Series 2000 SSS) Weekly VRDNs (Wachovia Bank N.A. LIQ)/(United States Treasury PRF 12/1/2018 @100), 2.700%, 5/7/2008	2,600,000
20,000,000		Sacramento County, CA, (Series 2007A), 4.25% TRANs, 7/9/2008	20,021,590
7,340,000	[3,4]	Sacramento, CA City Financing Authority, (PT-3485) Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 2.440%, 5/1/2008	7,340,000
3,980,000	[3,4]	Sacramento, CA Municipal Utility District, Variable Certificates (Series 2002M) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.430%, 5/1/2008	3,980,000
30,000,000		Sacramento, CA Unified School District, 3.75% TRANs, 11/28/2008	30,080,249
20,450,000		San Diego County, CA Regional Transportation Commission, (Series 2008B) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.800%, 5/1/2008	20,450,000
3,500,000		San Diego County, CA Regional Transportation Commission, (Series 2008C) Weekly VRDNs (Dexia Credit Local LIQ), 2.700%, 5/1/2008	3,500,000
14,500,000		San Diego County, CA Water Authority, (Series 2), 1.35% CP, Mandatory Tender 7/8/2008	14,500,000
14,000,000		San Diego County, CA Water Authority, (Series 2), 2.60% CP, Mandatory Tender 5/8/2008	14,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$20,000,000		San Diego County, CA Water Authority, (Series 3), 1.80% CP, Mandatory Tender 5/7/2008	$20,000,000
19,800,000		San Diego County, CA Water Authority, (Series 3), 2.62% CP, Mandatory Tender 5/9/2008	19,800,000
6,000,000	[3,4]	San Diego County, CA Water Authority, Piper Certificates (Series 2002I) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 2.580%, 5/1/2008	6,000,000
10,000,000		San Diego County, CA, (Series 2004B) Weekly VRDNs (Bishop's School)/(Bank of New York LOC), 2.200%, 5/1/2008	10,000,000
20,000,000		San Diego County, CA, (Series 2007A), 4.50% TRANs, 6/30/2008	20,028,463
35,415,000	[3,4]	San Diego, CA Housing Authority, PT-501 Weekly VRDNs (Mirada at La Jolla Colony Apartments)/(GTD by FHLMC)/(FHLMC LIQ), 2.620%, 5/1/2008	35,415,000
4,340,000	[3,4]	San Francisco, CA City and County, (PA-1387) Weekly VRDNs (Laguna Honda Hospital)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 2.430%, 5/1/2008	4,340,000
7,000,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), 1.30% CP (BNP Paribas SA LOC), Mandatory Tender 7/8/2008	7,000,000
5,000,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), 2.20% CP (BNP Paribas SA LOC), Mandatory Tender 7/8/2008	5,000,000
20,000,000		San Francisco, CA Redevelopment Agency Community Facilities District No. 7 (Hunters Point Shipyard Phase One), (Series 2005A) Weekly VRDNs (KBC Bank N.V. LOC), 2.350%, 5/1/2008	20,000,000
12,570,000	[3,4]	San Joaquin Hills, CA Transportation Corridor Agency, (Series 2006FR/RI-P59) Weekly VRDNs (United States Treasury COL)/ (Lehman Brothers Holdings, Inc. LIQ), 2.850%, 5/7/2008	12,570,000
21,120,000	[3,4]	San Jose, CA Unified School District, SPEARs (DB-324) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 2.430%, 5/1/2008	21,120,000
9,000,000		Santa Cruz County, CA Board of Education, 4.25% TRANs, 6/30/2008	9,007,825
20,000,000		Sonoma County, CA, 4.00% TRANs, 10/17/2008	20,062,507
22,500,000		South Placer, CA Wastewater Authority, (Series 2008B) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and State Street Bank and Trust Co. LOCs), 2.250%, 5/1/2008	22,500,000
112,385,000		Southern California Public Power Authority (Power Projects), Refunding Revenue Bonds (Series 2007-1: Magnolia Power Project A) Weekly VRDNs (MBIA Insurance Corp. INS)/(KBC Bank N.V. LIQ), 2.450%, 5/7/2008	112,385,000
28,075,000		Stockton, CA Public Financing Authority, Building Acquisition Financing (Series 2007A) Weekly VRDNs (Stockton, CA)/(Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 2.500%, 5/1/2008	28,075,000
5,045,000	[3,4]	Trustees of the California State University, (Series 2008 FR/RI-F29W) Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 3.000%, 5/7/2008	5,045,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$9,210,000	[3,4]	Trustees of the California State University, PUTTERs (Series 2646Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.510%, 5/1/2008	$9,210,000
15,260,000	[3,4]	Trustees of the California State University, PUTTERs (Series 2678) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.510%, 5/1/2008	15,260,000
11,105,000		Vernon, CA Natural Gas Financing Authority, (2006 Series B: Vernon Gas Project) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 3.350%, 5/7/2008	11,105,000
17,145,000		Vernon, CA Natural Gas Financing Authority, (2006 Series C: Vernon Gas Project) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 3.350%, 5/7/2008	17,145,000
25,770,000		Victorville, CA Joint Powers Financing Authority, (Series 2007A: Cogeneration Facility) Weekly VRDNs (Victorville, CA)/(Fortis Bank SA/NV LOC), 2.380%, 5/1/2008	25,770,000
18,095,000		West Covina, CA Public Financing Authority, (Series 2002B) Weekly VRDNs (West Covina, CA)/(CALSTRS (California State Teachers' Retirement System) LOC), 2.660%, 5/7/2008	18,095,000
2,930,000	[3,4]	William S. Hart, CA Union High School District, ROCs (Series 648WFZ) Weekly VRDNs (FSA INS)/(Wells Fargo & Co. LIQ), 2.480%, 5/1/2008	2,930,000
		TOTAL	2,938,218,114
		Puerto Rico--6.4%
13,505,000	[3,4]	Commonwealth of Puerto Rico, (Series 2002-746d) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 2.440%, 5/1/2008	13,505,000
5,780,000	[3,4]	JPMorgan Chase & Co. I-PUTTERs Trust (Series 2572P) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.730%, 5/1/2008	5,780,000
5,000,000	[3,4]	Puerto Rico Highway and Transportation Authority, (PT-3931) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.450%, 5/1/2008	5,000,000
17,800,000	[3,4]	Puerto Rico Highway and Transportation Authority, (Series 2007 FR/RI-P40W) Weekly VRDNs (FSA INS)/(Lehman Brothers Holdings, Inc. LIQ), 2.750%, 5/7/2008	17,800,000
12,160,000	[3,4]	Puerto Rico Highway and Transportation Authority, BB&T Floater Certificates (Series 2034) Weekly VRDNs (MBIA Insurance Corp. INS)/ (Branch Banking & Trust Co. LIQ), 2.470%, 5/1/2008	12,160,000
11,275,000	[3,4]	Puerto Rico Highway and Transportation Authority, DCL (Series 2008-008) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.480%, 5/1/2008	11,275,000
11,772,500	[3,4]	Puerto Rico Highway and Transportation Authority, Floater Certificates (Series 2006-2057) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 2.440%, 5/1/2008	11,772,500
12,450,000	[3,4]	Puerto Rico Highway and Transportation Authority, MERLOTS (Series 2007 C110) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of New York LIQ), 2.700%, 5/7/2008	12,450,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Puerto Rico--continued
$6,000,000	[3,4]	Puerto Rico Highway and Transportation Authority, MERLOTS (Series 2007-C111), 2.35% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 8/20/2008	$6,000,000
21,595,000	[3,4]	Puerto Rico Infrastructure Financing Authority, (Series 2000-483) Weekly VRDNs (Puerto Rico Infrastructure Financing Authority, Special Obligation 2000 A)/(Morgan Stanley LIQ), 2.440%, 5/1/2008	21,595,000
83,305,000	[3,4]	Puerto Rico Public Building Authority, DFA Municipal Trust (Series 2007-01) Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.480%, 5/1/2008	83,305,000
		TOTAL	200,642,500
		TOTAL MUNICIPAL INVESTMENTS--100.3% (AT AMORTIZED COST) [5]	3,138,860,614
		OTHER ASSETS AND LIABILITIES - NET--(0.3)% [6]	(10,914,134)
		TOTAL NET ASSETS--100%	$3,127,946,480

On April 30, 2008, the Fund held no securities that were subject to the federal alternative minimum tax (AMT).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2008, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2008, these restricted securities amounted to $1,288,984,777, which represented 41.2% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2008, these liquid restricted securities amounted to $1,288,984,777, which represented 41.2% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
COL	--Collateralized
CP	--Commercial Paper
FHLMC	--Federal Home Loan Mortgage Corporation
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCFA	--Pollution Control Finance Authority
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SPEARs	--Short Puttable Exempt Adjustable Receipts
SWP	--Swap Agreement
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$3,138,860,614
Cash		129,756
Income receivable		18,941,053
Receivable for shares sold		463,371
TOTAL ASSETS		3,158,394,794
Liabilities:
Payable for investments purchased	$26,000,000
Payable for shares redeemed	2,734,578
Income distribution payable	1,209,213
Payable for Directors'/Trustees' fee	403
Payable for distribution services fee (Note 4)	96,214
Payable for shareholder services fee (Note 4)	344,277
Accrued expenses	63,629
TOTAL LIABILITIES		30,448,314
Net assets for 3,127,407,273 shares outstanding		$3,127,946,480
Net Assets Consist of:
Paid-in capital		$3,127,407,238
Accumulated net realized gain on investments		532,924
Undistributed net investment income		6,318
TOTAL NET ASSETS		$3,127,946,480
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Service Shares:
$1,406,182,919 ÷ 1,406,042,777 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$677,656,559 ÷ 677,393,545 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$298,842,801 ÷ 298,807,221 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$607,530,728 ÷ 607,461,606 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$137,733,473 ÷ 137,702,124 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2008 (unaudited)

Investment Income:
Interest			$41,503,788
Expenses:
Investment adviser fee (Note 4)		$5,796,238
Administrative personnel and services fee (Note 4)		1,135,708
Custodian fees		48,420
Transfer and dividend disbursing agent fees and expenses		522,158
Directors'/Trustees' fees		9,764
Auditing fees		9,448
Legal fees		12,199
Portfolio accounting fees		104,940
Distribution services fee--Cash II Shares (Note 4)		278,567
Distribution services fee--Cash Series Shares (Note 4)		416,496
Shareholder services fee--Institutional Service Shares (Note 4)		1,265,229
Shareholder services fee--Cash II Shares (Note 4)		348,209
Shareholder services fee--Institutional Capital Shares (Note 4)		140,341
Shareholder services fee--Cash Series Shares (Note 4)		173,540
Account administration fee--Institutional Service Shares		182,205
Share registration costs		49,307
Printing and postage		41,151
Insurance premiums		7,198
Miscellaneous		3,946
TOTAL EXPENSES		10,545,064
Waivers, Reduction and Reimbursement (Note 4):
Waiver of investment adviser fee	$(4,015,049)
Waiver of administrative personnel and services fee	(31,776)
Reduction of custodian fees	(8,752)
Waiver of distribution services fee--Cash II Shares	(69,642)
Waiver of distribution services fee--Cash Series Shares	(69,416)
Reimbursement of shareholder services fee--Institutional Capital Shares	(15,925)
TOTAL WAIVERS, REDUCTION AND REIMBURSEMENT		(4,210,560)
Net expenses			6,334,504
Net investment income			35,169,284
Net realized gain on investments			537,849
Change in net assets resulting from operations			$35,707,133

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2008	Year Ended 10/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$35,169,284	$74,435,409
Net realized gain on investments	537,849	1,086,489
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	35,707,133	75,521,898
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(13,801,069)	(25,267,052)
Institutional Shares	(10,668,493)	(26,759,316)
Cash II Shares	(3,079,178)	(7,162,984)
Institutional Capital Shares	(6,316,421)	(12,040,897)
Cash Series Shares	(1,290,412)	(3,212,892)
Distributions from net realized gain on investments
Institutional Service Shares	(416,958)	(87,308)
Institutional Shares	(325,018)	(80,351)
Cash II Shares	(103,389)	(27,790)
Institutional Capital Shares	(181,226)	(30,149)
Cash Series Shares	(52,807)	(13,136)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(36,234,971)	(74,681,875)
Share Transactions:
Proceeds from sale of shares	5,607,938,089	9,402,577,913
Net asset value of shares issued to shareholders in payment of distributions declared	25,626,546	57,690,435
Cost of shares redeemed	(5,044,081,998)	(9,207,323,978)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	589,482,637	252,944,370
Change in net assets	588,954,799	253,784,393
Net Assets:
Beginning of period	2,538,991,681	2,285,207,288
End of period (including undistributed (distributions in excess of) net investment income of $6,318 and $(7,393), respectively)	$3,127,946,480	$2,538,991,681
See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2008 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of California Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Institutional Service Shares, Institutional Shares, Cash II Shares, Institutional Capital Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Service Shares, Cash II Shares, Institutional Capital Shares and Cash Series Shares are presented separately. The investment objective of the Fund is to provide current income exempt from federal regular income tax and personal income taxes imposed by the state of California consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on November 1, 2007. As of and during the six months ended April 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2008	Year Ended 10/31/2007
Institutional Service Shares:
Shares sold	2,535,335,082	4,622,387,284
Shares issued to shareholders in payment of distributions declared	7,135,567	15,600,374
Shares redeemed	(2,073,719,603)	(4,560,987,738)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	468,751,046	76,999,920

	Six Months Ended 4/30/2008	Year Ended 10/31/2007
Institutional Shares:
Shares sold	1,864,155,982	3,029,814,949
Shares issued to shareholders in payment of distributions declared	7,597,468	19,641,638
Shares redeemed	(2,002,680,997)	(2,983,327,718)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(130,927,547)	66,128,869

	Six Months Ended 4/30/2008	Year Ended 10/31/2007
Cash II Shares:
Shares sold	394,193,397	631,947,029
Shares issued to shareholders in payment of distributions declared	3,173,469	7,166,284
Shares redeemed	(335,685,777)	(671,604,731)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	61,681,089	(32,491,418)

	Six Months Ended 4/30/2008	Year Ended 10/31/2007
Institutional Capital Shares:
Shares sold	693,875,500	886,753,281
Shares issued to shareholders in payment of distributions declared	6,380,436	12,056,587
Shares redeemed	(518,950,560)	(757,033,588)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	181,305,376	141,776,280

	Six Months Ended 4/30/2008	Year Ended 10/31/2007
Cash Series Shares:
Shares sold	120,378,128	231,675,370
Shares issued to shareholders in payment of distributions declared	1,339,606	3,225,552
Shares redeemed	(113,045,061)	(234,370,203)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	8,672,673	530,719
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	589,482,637	252,944,370

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). Effective February 28, 2007, the advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Prior to February 28, 2007, the advisory agreement between the Fund and the Adviser provided an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the Adviser voluntarily waived $4,015,049 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $31,776 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Cash II Shares	0.20%
Cash Series Shares	0.60%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, FSC voluntarily waived $139,058 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2008, FSC retained $24,931 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Institutional Shares, Cash II Shares, Institutional Capital Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2008, FSSC voluntarily reimbursed $15,925 of shareholder services fees. For the six months ended April 30, 2008, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2008, the Fund's Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the six months ended April 30, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,469,505,500 and $1,193,775,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2008, 62.6% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 12.7% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Shareholder Meeting Results (Unaudited)

A Special Meeting of Shareholders of California Municipal Cash Trust, a portfolio of Money Market Obligations Trust (the "Trust") was held on March 18, 2008. On January 18, 2008, the record date for shareholders voting at the meeting, there were 182,155,116,740 total outstanding shares of the Trust. The following items were considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM 1

To elect five Trustees. 1

Name	For	Withheld
Nicholas P. Constantakis	61,664,488,031	513,386,538
J. Christopher Donahue	61,693,660,618	484,213,951
R. James Nicholson	61,671,629,324	506,245,228
Thomas M. O'Neill	61,688,131,563	489,732,592
James F. Will	61,682,345,729	495,518,426

1 The following Trustees continued their terms: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., John F. Cunningham, Peter E. Madden, Charles F. Mansfield, Jr., John E. Murray, Jr., Marjorie P. Smuts and John S. Walsh.

Evaluation and Approval of Advisory Contract

CALIFORNIA MUNICIPAL CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. In this regard, it was noted that, effective February 28, 2007, the Fund's contractual advisory fee was reduced by 10 basis points.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N369

35087 (6/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Connecticut Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2008

Institutional Service Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
SHAREHOLDER MEETING RESULTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2008		2007	2006	2005	2004		2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.011		0.030	0.026	0.015	0.005		0.005
Net realized gain (loss) on investments	0.000	[1]	0.000 [1]	0.000 [1]	--	(0.000	) [1]	0.000 [1]
TOTAL FROM INVESTMENT OPERATIONS	0.011		0.030	0.026	0.015	0.005		0.005
Less Distributions:
Distributions from net investment income	(0.011)		(0.030)	(0.026)	(0.015)	(0.005)		(0.005)
Distributions from net realized gain on investments	(0.000	) [1]	--	--	--	--		--
TOTAL DISTRIBUTIONS	(0.011)		(0.030)	(0.026)	(0.015)	(0.005)		(0.005)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total Return [2]	1.13%		3.04%	2.67%	1.53%	0.48%		0.49%

Ratios to Average Net Assets:
Net expenses	0.67	% [3]	0.67%	0.67%	0.67%	0.67%		0.67%
Net investment income	2.23	% [3]	3.00%	2.63%	1.46%	0.48%		0.49%
Expense waiver/reimbursement [4]	0.16	% [3]	0.21%	0.28%	0.27%	0.24%		0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$160,313		$149,677	$155,937	$174,343	$261,427		$306,669

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,		Period Ended
	4/30/2008		2007	2006	10/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009		0.027	0.023	0.011
Net realized gain on investments	0.000	[2]	0.000 [2]	0.000 [2]	--
TOTAL FROM INVESTMENT OPERATIONS	0.009		0.027	0.023	0.011
Less Distributions:
Distributions from net investment income	(0.009)		(0.027)	(0.023)	(0.011)
Distributions from net realized gain on investments	(0.000	) [2]	--	--	--
TOTAL DISTRIBUTIONS	(0.009)		(0.027)	(0.023)	(0.011)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00
Total Return [3]	0.97%		2.70%	2.33%	1.06	% [4]

Ratios to Average Net Assets:
Net expenses	1.00	% [5]	1.00%	1.00%	1.00	% [5]
Net investment income	1.83	% [5]	2.67%	2.28%	1.51	% [5]
Expense waiver/reimbursement [6]	0.44	% [5]	0.51%	0.57%	0.59	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$102,024		$68,368	$56,009	$73,172

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on the total return.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period [1]
Actual:
Institutional Service Shares	$1,000	$1,011.30	$3.35
Cash Series Shares	$1,000	$1,009.70	$5.00
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,021.53	$3.37
Cash Series Shares	$1,000	$1,019.89	$5.02

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Service Shares	0.67%
Cash Series Shares	1.00%

Portfolio of Investments Summary Tables

At April 30, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	78.8%
Municipal Notes	15.9%
Commercial Paper	4.8%
Other Assets and Liabilities--Net [2]	0.5%
TOTAL	100.0%

At April 30, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	79.8%
8-30 Days	2.6%
31-90 Days	4.2%
91-180 Days	9.1%
181 Days or more	3.8%
Other Assets and Liabilities--Net [2]	0.5%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2008 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.5% [1,2]
		Connecticut--89.8%
$3,365,000		Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for Independent Living)/(HSBC Bank USA LOC), 2.700%, 5/7/2008	$3,365,000
4,000,000		Connecticut Development Authority Health Care Revenue, (Series 1993A) Weekly VRDNs (Corporation for Independent Living)/(HSBC Bank USA LOC), 2.700%, 5/7/2008	4,000,000
4,100,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 2.630%, 5/7/2008	4,100,000
2,000,000		Connecticut Development Authority, (Series 1999), 1.60% CP (New England Power Co.), Mandatory Tender 7/8/2008	2,000,000
500,000		Connecticut Development Authority, (Series 1999), 1.60% CP (New England Power Co.), Mandatory Tender 8/8/2008	500,000
1,460,000		Connecticut Development Authority, (Series 2001) Weekly VRDNs (Loracon LLC)/(Wachovia Bank N.A. LOC), 2.520%, 5/1/2008	1,460,000
4,000,000		Connecticut State Bonds, 2.99%, 7/1/2008	3,980,344
4,845,000	[3,4]	Connecticut State Clean Water Fund, PA-547R Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.460%, 5/1/2008	4,845,000
8,675,000		Connecticut State HEFA, (Series 2003 X2) Weekly VRDNs (Yale University), 2.450%, 5/1/2008	8,675,000
2,955,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Academy of Our Lady of Mercy Lauralton Hall)/(Allied Irish Banks PLC LOC), 2.460%, 5/1/2008	2,955,000
5,170,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Boys & Girls Club of Greenwich)/(Allied Irish Banks PLC LOC), 2.460%, 5/1/2008	5,170,000
6,835,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Children's School)/(Bank of New York LOC), 2.450%, 5/1/2008	6,835,000
7,700,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Ethel Walker School)/ (Allied Irish Banks PLC LOC), 2.460%, 5/1/2008	7,700,000
1,300,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Forman School Issue)/ (RBS Citizens Bank N.A. LOC), 2.750%, 5/7/2008	1,300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Connecticut--continued
$2,395,000		Connecticut State HEFA, (Series A) Weekly VRDNs (The Whitby School)/(JPMorgan Chase Bank, N.A. LOC), 2.250%, 5/1/2008	$2,395,000
2,750,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Washington Montessori School)/(Wachovia Bank N.A. LOC), 2.420%, 5/1/2008	2,750,000
4,995,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Williams School)/(RBS Citizens Bank N.A. LOC), 2.250%, 5/1/2008	4,995,000
5,720,000		Connecticut State HEFA, (Series B) Weekly VRDNs (Hoffman SummerWood Community)/(TD Banknorth N.A. LOC), 2.580%, 5/7/2008	5,720,000
5,000,000		Connecticut State HEFA, (Series B) Weekly VRDNs (University of Bridgeport)/(Bank of Nova Scotia, Toronto LOC), 2.430%, 5/1/2008	5,000,000
4,500,000		Connecticut State HEFA, (Series B) Weekly VRDNs (Westover School, Inc.)/(TD Banknorth N.A. LOC), 2.440%, 5/1/2008	4,500,000
5,500,000		Connecticut State HEFA, (Series D) Daily VRDNs (Masonicare)/(Wachovia Bank N.A. LOC), 2.650%, 5/1/2008	5,500,000
6,000,000		Connecticut State HEFA, (Series D) Weekly VRDNs (Choate Rosemary Hall)/ (JPMorgan Chase Bank, N.A. LOC), 2.150%, 5/1/2008	6,000,000
3,585,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.500%, 5/7/2008	3,585,000
1,245,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wachovia Bank N.A. LOC), 2.500%, 5/7/2008	1,245,000
22,500,000		Connecticut State HEFA, (Series J) Daily VRDNs (Quinnipiac University)/ (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.650%, 5/1/2008	22,500,000
380,000		Connecticut State HEFA, (Series J) Weekly VRDNs (Middlesex Hospital)/(Wachovia Bank N.A. LOC), 2.400%, 5/1/2008	380,000
2,500,000		Connecticut State HEFA, (Series M) Weekly VRDNs (St. Raphael Hospital)/(KBC Bank N.V. LOC), 2.500%, 5/7/2008	2,500,000
13,035,000		Connecticut State HFA, (2004 Series A Subseries A-4) Weekly VRDNs (DePfa Bank PLC LIQ), 2.500%, 5/1/2008	13,035,000
2,490,000		Connecticut State HFA, (Series 2002 D-2) Weekly VRDNs (FHLB of Boston LIQ), 2.180%, 5/1/2008	2,490,000
18,010,000	[3,4]	Connecticut State HFA, (Series 2005 FR/RI-L14) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.150%, 5/7/2008	18,010,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Connecticut--continued
$1,700,000		Connecticut State HFA, (Series 2008) Weekly VRDNs (CIL Realty)/(HSBC Bank USA LOC), 2.500%, 5/1/2008	$1,700,000
6,590,000		Connecticut State HFA, (Subseries B-2) Weekly VRDNs (DePfa Bank PLC LIQ), 2.500%, 5/1/2008	6,590,000
3,000,000		Connecticut State Transportation Infrastructure Authority Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 2.700%, 5/7/2008	3,000,000
4,165,000	[3,4]	Connecticut State, (Series 2001 - JPMC4) Daily VRDNs (JPMorgan Chase & Co. LIQ), 2.600%, 5/1/2008	4,165,000
4,815,000	[3,4]	Connecticut State, AUSTIN Trust (Series 2002A) Weekly VRDNs (FSA INS)/ (Bank of America N.A. LIQ), 2.430%, 5/1/2008	4,815,000
6,585,000	[3,4]	Connecticut State, PUTTERs (Series 320) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 2.510%, 5/1/2008	6,585,000
1,950,000		Glastonbury, CT, 3.50% BANs, 5/15/2008	1,950,176
1,500,000		Groton Township, CT, (Series B), 3.75% BANs, 10/29/2008	1,502,507
4,000,000		Guilford, CT, 3.875% BANs, 9/23/2008	4,005,736
2,600,000		Kent, CT, 3.25% BANs, 9/18/2008	2,603,387
2,665,000		Milford, CT, 3.60% BANs, 5/2/2008	2,665,016
4,280,000		New Britain, CT, 4.00% BANs, 3/31/2009	4,356,974
5,000,000		New Haven, CT, (Series 2002A), 1.40% CP (GTD by Landesbank Hessen-Thueringen LOC), Mandatory Tender 6/9/2008	5,000,000
5,010,000		New Haven, CT, (Series 2002A), 2.60% CP (GTD by Landesbank Hessen-Thueringen LOC), Mandatory Tender 5/8/2008	5,010,000
4,860,000		Norwich, CT, 3.25% BANs, 9/17/2008	4,866,308
4,000,000		Regional School District No. 4, CT, 2.00% BANs, 4/1/2009	4,010,817
1,000,000		Seymour, CT, 4.25% BANs, 8/14/2008	1,001,576
3,590,000		Shelton, CT Housing Authority, (Series 1998) Weekly VRDNs (Crosby Commons)/(Wachovia Bank N.A. LOC), 2.470%, 5/1/2008	3,590,000
4,800,000		Shelton, CT, 4.00% BANs, 10/23/2008	4,813,762
2,000,000		Tolland, CT, 4.00% BANs, 9/12/2008	2,002,827
4,000,000		Waterbury, CT, 4.50% BANs, 9/3/2008	4,011,475
		TOTAL	235,735,905
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Puerto Rico--9.7%
$1,930,000	[3,4]	JPMorgan Chase & Co. I-PUTTERs Trust (Series 2572P) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.730%, 5/1/2008	$1,930,000
305,000	[3,4]	Puerto Rico HFA, (Series 2003 FR/RI-L30J) Weekly VRDNs (GNMA COL)/ (Lehman Brothers Holdings, Inc. LIQ), 3.500%, 5/7/2008	305,000
5,390,000	[3,4]	Puerto Rico Municipal Finance Agency, (PT-3326) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.450%, 5/1/2008	5,390,000
17,750,000	[3,4]	Puerto Rico Public Building Authority, DFA Municipal Trust (Series 2007-01) Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.480%, 5/1/2008	17,750,000
		TOTAL	25,375,000
		TOTAL MUNICIPAL INVESTMENTS--99.5% (AT AMORTIZED COST) [5]	261,110,905
		OTHER ASSETS AND LIABILITIES - NET--0.5% [6]	1,226,610
		TOTAL NET ASSETS--100%	$262,337,515

Securities that are subject to the federal alternative minimum tax (AMT) represent 16.7% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2008, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
99.0%	1.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2008, these restricted securities amounted to $63,795,000, which represented 24.3% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2008, these liquid restricted securities amounted to $63,795,000, which represented 24.3% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

The following acronyms are used throughout this portfolio:

BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
FHLB	--Federal Home Loan Bank
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
PUTTERs	--Puttable Tax-Exempt Receipts
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$261,110,905
Income receivable		1,762,020
Prepaid expenses		20,832
TOTAL ASSETS		262,893,757
Liabilities:
Income distribution payable	$85,545
Bank overdraft	397,073
Payable for distribution services fee (Note 4)	20,330
Payable for shareholder services fee (Note 4)	53,294
TOTAL LIABILITIES		556,242
Net assets for 262,316,448 shares outstanding		$262,337,515
Net Assets Consist of:
Paid-in capital		$262,316,359
Accumulated net realized gain on investments		21,062
Undistributed net investment income		94
TOTAL NET ASSETS		$262,337,515
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Service Shares:
$160,313,037 ÷ 160,305,566 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$102,024,478 ÷ 102,010,882 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2008 (unaudited)

Investment Income:
Interest			$3,691,365
Expenses:
Investment adviser fee (Note 4)		$513,076
Administrative personnel and services fee (Note 4)		100,519
Custodian fees		5,518
Transfer and dividend disbursing agent fees and expenses		68,817
Directors'/Trustees' fees		1,081
Auditing fees		8,652
Legal fees		6,523
Portfolio accounting fees		36,149
Distribution services fee--Cash Series Shares (Note 4)		270,984
Shareholder services fee--Institutional Service Shares (Note 4)		188,881
Shareholder services fee--Cash Series Shares (Note 4)		112,910
Account administration fee--Institutional Service Shares		7,085
Share registration costs		13,063
Printing and postage		11,920
Insurance premiums		2,962
Miscellaneous		683
TOTAL EXPENSES		1,348,823
Waivers, Reduction and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(80,051)
Waiver of administrative personnel and services fee (Note 4)	(2,801)
Waiver of distribution services fee--Cash Series Shares (Note 4)	(171,623)
Reduction of custodian fees	(109)
Reimbursement of shareholder services fee--Institutional Service Shares (Note 4)	(79,770)
TOTAL WAIVERS, REDUCTION AND REIMBURSEMENT		(334,354)
Net expenses			1,014,469
Net investment income			2,676,896
Net realized gain on investments			23,594
Change in net assets resulting from operations			$2,700,490

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2008	Year Ended 10/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,676,896	$5,884,250
Net realized gain on investments	23,594	46,112
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,700,490	5,930,362
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(1,851,066)	(4,264,904)
Cash Series Shares	(825,647)	(1,619,539)
Distributions from net realized gain on investments
Institutional Service Shares	(25,491)	--
Cash Series Shares	(10,851)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,713,055)	(5,884,443)
Share Transactions:
Proceeds from sale of shares	333,981,560	554,488,638
Net asset value of shares issued to shareholders in payment of distributions declared	1,866,001	3,865,345
Cost of shares redeemed	(291,541,967)	(552,301,419)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	44,305,594	6,052,564
Change in net assets	44,293,029	6,098,483
Net Assets:
Beginning of period	218,044,486	211,946,003
End of period (including undistributed (distributions in excess of) net investment income of $94 and $(89), respectively)	$262,337,515	$218,044,486

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2008 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Connecticut Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Connecticut dividend and interest income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on November 1, 2007. As of and during the six months ended April 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Institutional Service Shares	Six Months Ended 4/30/2008	Year Ended 10/31/2007
Shares sold	200,636,731	391,082,945
Shares issued to shareholders in payment of distributions declared	1,030,009	2,247,899
Shares redeemed	(191,019,539)	(399,626,120)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	10,647,201	(6,295,276)

Cash Series Shares	Six Months Ended 4/30/2008	Year Ended 10/31/2007
Shares sold	133,344,829	163,405,693
Shares issued to shareholders in payment of distributions declared	835,992	1,617,446
Shares redeemed	(100,522,428)	(152,675,299)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	33,658,393	12,347,840
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	44,305,594	6,052,564

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). Effective February 28, 2007, the advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Prior to February 28, 2007, the advisory agreement between the Fund and the Adviser provided for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the Adviser voluntarily waived $80,051 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $2,801 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.60% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, FSC voluntarily waived $171,623 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2008, FSC retained $3,527 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2008, FSSC voluntarily reimbursed $79,770 of shareholder services fees. For the six months ended April 30, 2008, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $216,990,000 and $133,490,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2008, 58.3% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 8.6% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October, 2003, Federated Investors, Inc. and related entities (collectively, "Federated"), and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Shareholder Meeting Results (Unaudited)

A Special Meeting of Shareholders of Connecticut Municipal Cash Trust, a portfolio of Money Market Obligations Trust (the "Trust") was held on March 18, 2008. On January 18, 2008, the record date for shareholders voting at the meeting, there were 182,155,116,740 total outstanding shares of the Trust. The following items were considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM 1

To elect five Trustees. 1

Name	For	Withheld
Nicholas P. Constantakis	61,664,488,031	513,386,538
J. Christopher Donahue	61,693,660,618	484,213,951
R. James Nicholson	61,671,629,324	506,245,228
Thomas M. O'Neill	61,688,131,563	489,732,592
James F. Will	61,682,345,729	495,518,426

1 The following Trustees continued their terms: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., John F. Cunningham, Peter E. Madden, Charles F. Mansfield, Jr., John E. Murray, Jr., Marjorie P. Smuts and John S. Walsh.

Evaluation and Approval of Advisory Contract

CONNECTICUT MUNICIPAL CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. In this regard, it was noted that, effective February 28, 2007, the Fund's contractual advisory fee was reduced by 10 basis points.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919601
Cusip 60934N559

0052406 (6/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Tax-Free Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2008

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
SHAREHOLDER MEETING RESULTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31
	4/30/2008		2007		2006	2005	[1]	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.012		0.032		0.029	0.018		0.008	0.008
Net realized gain (loss) on investments	0.000	[2]	0.000	[2]	0.000 [2]	(0.000	) [2]	0.000 [2]	0.000 [2]
TOTAL FROM INVESTMENT OPERATIONS	0.012		0.032		0.029	0.018		0.008	0.008
Less Distributions:
Distributions from net investments income	(0.012)		(0.032)		(0.029)	(0.018)		(0.008)	(0.008)
Distributions from net realized gain on investments	(0.000	) [2]	(0.000	) [2]	--	--		--	--
TOTAL DISTRIBUTIONS	(0.012)		(0.032)		(0.029)	(0.018)		(0.008)	(0.008)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total Return [3]	1.25%		3.30%		2.96%	1.83%		0.76%	0.80%

Ratios to Average Net Assets:
Net expenses	0.47	% [4]	0.47%		0.47%	0.45%		0.45%	0.45%
Net investment income	2.51	% [4]	3.24%		2.94%	1.80%		0.74%	0.81%
Expense waiver/reimbursement [5]	0.10	% [4]	0.10%		0.21%	0.35%		0.35%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$186,274		$199,736		$203,869	$161,050		$198,633	$334,439

1 Beginning with the year ended October 31, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007, to April 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,012.50	$2.35
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.53	$2.36

1 Expenses are equal to the Fund's annualized net expense ratio of 0.47%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At April 30, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	81.7%
Municipal Notes	17.7%
Other Assets and Liabilities--Net [2]	0.6%
TOTAL	100.0%

At April 30, 2008, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	82.5%
8-30 Days	0.0%
31-90 Days	2.6%
91-180 Days	5.2%
181 Days or more	9.1%
Other Assets and Liabilities--Net [2]	0.6%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2008 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.4% [1,2]
		Alabama--0.5%
$1,000,000	[3,4]	Alabama State Public School & College Authority, PUTTERs (Series 124), Weekly VRDNs (JPMorgan Chase & Co. LIQ), 2.930%, 5/1/2008	$1,000,000
		Arizona--0.5%
1,000,000		Phoenix, AZ IDA, (Series 2000), Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC), 2.590%, 5/7/2008	1,000,000
		California--2.5%
1,800,000		California State, 4.00% RANs, 6/30/2008	1,801,825
2,755,000	[3,4]	Golden State Tobacco Securitization Corp., CA, (MT-400), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.530%, 5/1/2008	2,755,000
		TOTAL	4,556,825
		Colorado--1.7%
3,100,000		Triview, CO Metropolitan District, 3.60% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 11/1/2008	3,100,000
		Florida--2.5%
1,500,000		Gainesville, FL Utilities Systems, (1992 Series B), 7.50% Bonds, 10/1/2008	1,524,429
3,100,000	[3,4]	South Miami, FL Health Facilities Authority, PUTTERs (Series 2473), Weekly VRDNs (Baptist Health System of South Florida)/(JPMorgan Chase Bank, N.A. LIQ), 2.510%, 5/1/2008	3,100,000
		TOTAL	4,624,429
		Illinois--1.5%
1,300,000	[3,4]	Chicago, IL Board of Education, ROCs (Series 3075), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 2.490%, 5/1/2008	1,300,000
1,435,000		Illinois Housing Development Authority, (2007 Subseries H-1), 3.45% TOBs, Mandatory Tender 10/1/2008	1,435,000
		TOTAL	2,735,000
		Indiana--0.7%
1,375,000		St. Joseph County, IN, (Series 2000), Weekly VRDNs (South Bend Medical Foundation)/(National City Bank LOC), 2.700%, 5/1/2008	1,375,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Iowa--1.9%
$3,150,000	[3,4]	Iowa Finance Authority, Term Tender Custodial Receipts (Series 2008-O), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/26/2008	$3,152,680
290,000		Iowa State, 4.00% TRANs, 6/30/2008	290,350
		TOTAL	3,443,030
		Louisiana--3.4%
1,900,000		Hammond Area Economic & Industrial Development District, LA, (Series 2008), Gulf Opportunity Zone Revenue Bonds Weekly VRDNs (AGEM Management Services LLC)/(Whitney National Bank LOC), 2.650%, 5/1/2008	1,900,000
4,500,000		Louisiana Public Facilities Authority, (Series 2008), Weekly VRDNs (Starmount Life Insurance Co.)/(Regions Bank, Alabama LOC), 3.530%, 5/1/2008	4,500,000
		TOTAL	6,400,000
		Maine--3.3%
3,370,000		Maine Finance Authority, (Series 2000), Weekly VRDNs (Kents Hill School)/(Allied Irish Banks PLC LOC), 2.750%, 5/1/2008	3,370,000
1,500,000		Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A), 4.00% Bonds (AMBAC INS), 7/1/2008	1,500,480
1,336,000		Westbrook, ME, 4.00% BANs, 6/30/2008	1,336,703
		TOTAL	6,207,183
		Maryland--1.7%
1,150,000	[3,4]	Maryland IDFA, Term Tender Custodial Receipts (Series 2008S), 2.55% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/26/2008	1,150,313
2,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2007), Weekly VRDNs (Gaudenzia Foundation, Inc.)/(PNC Bank, N.A. LOC), 2.430%, 5/2/2008	2,000,000
100,000		Maryland State IDFA, (Series 2005), Weekly VRDNs (Baltimore International College, Inc.)/(Branch Banking & Trust Co. LOC), 2.480%, 5/1/2008	100,000
		TOTAL	3,250,313
		Michigan--15.4%
1,985,000	[3,4]	Detroit, MI City School District, Solar Eclipse Certificates (Series 2006-0001), Weekly VRDNs (FSA INS)/(U.S. Bank, N.A. LIQ), 2.460%, 5/1/2008	1,985,000
80,000	[3,4]	Detroit, MI City School District, Variable Rate Certificates (Series 2001-P), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 2.450%, 5/1/2008	80,000
1,000,000		Jackson County, MI Hospital Finance Authority, (Series 2006B), Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 2.470%, 5/1/2008	1,000,000
8,000,000		Livonia, MI Economic Development Corp., (Series 2007), Weekly VRDNs (Madonna University)/(RBS Citizens Bank N.A. LOC), 2.470%, 5/2/2008	8,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Michigan--continued
$5,000,000		Michigan State Hospital Finance Authority, (Series 2007), Weekly VRDNs (Henry Ford Health System, MI)/(JPMorgan Chase Bank, N.A. LOC), 2.550%, 5/7/2008	$5,000,000
2,800,000		Michigan State Hospital Finance Authority, (Series C), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.600%, 5/7/2008	2,800,000
7,370,000		Michigan State Strategic Fund, (Series 2005), Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 2.450%, 5/1/2008	7,370,000
2,500,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Consumers Energy)/(Wells Fargo Bank, N.A. LOC), 2.560%, 5/7/2008	2,500,000
		TOTAL	28,735,000
		Minnesota--13.0%
2,575,000		Hennepin County, MN Sales Tax Revenue Fund: Second Lien, (Series B), 3.50% Bonds, 12/15/2008	2,598,720
2,900,000		Hopkins, MN ISD No. 270, 4.00% TANs (GTD by Minnesota State), 9/4/2008	2,902,212
2,500,000		Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988), Weekly VRDNs (Symphony Place)/(FHLMC LOC), 2.440%, 5/1/2008	2,500,000
6,000,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, SGA 127 (Series 2001), Weekly VRDNs (Societe Generale, Paris LIQ), 2.750%, 5/7/2008	6,000,000
1,600,000		Minnesota State Higher Education Facility Authority, (Series Five-L), Weekly VRDNs (University of St. Thomas)/(Allied Irish Banks PLC LOC), 2.600%, 5/7/2008	1,600,000
1,100,000		Minnesota State Higher Education Facility Authority, (Series Six-H), Weekly VRDNs (St. Thomas University)/(Bank of New York LOC), 2.430%, 5/1/2008	1,100,000
5,000,000		Seaway Port Authority of Duluth, MN, (Series of 2000), Weekly VRDNs (St. Lawrence Cement Inc.)/(Wachovia Bank N.A. LOC), 2.480%, 5/1/2008	5,000,000
1,070,000		Southland, MN ISD No. 500, (Series 2007A), 4.25% TANs (GTD by Minnesota State), 8/28/2008	1,071,573
1,450,000		St. Cloud, MN ISD No. 742, (Series 2007B), 4.25% TANs (GTD by Minnesota State), 8/30/2008	1,452,191
		TOTAL	24,224,696
		Mississippi--4.8%
3,500,000		Mississippi Business Finance Corp., (Series 2007), Weekly VRDNs (DDR Gulfport Promenade LLC)/(Regions Bank, Alabama LOC), 2.430%, 5/1/2008	3,500,000
5,500,000		Mississippi Business Finance Corp., Nord du Lieu (Series 2008), Weekly VRDNs (Tangi East LLC No.1)/(Whitney National Bank LOC), 2.650%, 5/1/2008	5,500,000
		TOTAL	9,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Multi State--2.4%
$1,517,094	[3,4]	ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (Bank of America N.A. LIQ)/(LaSalle Bank, N.A. LOC), 2.630%, 5/1/2008	$1,517,094
1,895,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multistate Non-AMT)/(Series 2007-50), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 2.480%, 5/1/2008	1,895,000
950,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-001), VRDNs (AMBAC, FSA, MBIA Insurance Corp. INS) and Merrill Lynch & Co., Inc. LIQs), 2.580%, 5/1/2008	950,000
30,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002), VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.430%, 5/1/2008	30,000
		TOTAL	4,392,094
		Ohio--11.8%
4,840,000		Ashland County, OH, (Series 2005), Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC), 2.480%, 5/1/2008	4,840,000
1,525,000		Bexley, OH, 3.80% BANs, 5/1/2008	1,525,000
1,000,000		Columbus, OH City School District, 3.75% BANs, 12/11/2008	1,003,557
3,195,000		Cuyahoga County, OH Health Care Facilities, (Series 1999), Weekly VRDNs (Hospice of the Western Reserve)/(Fifth Third Bank, Cincinnati LOC), 2.530%, 5/1/2008	3,195,000
5,730,000		Geauga County, OH, (Series 2001), Weekly VRDNs (Montefiore Housing Corp.)/(Key Bank, N.A. LOC), 2.610%, 5/1/2008	5,730,000
3,840,000		Marion County, OH Health Care Facilities, (Series 2002), Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC), 2.800%, 5/7/2008	3,840,000
1,945,000		Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003), Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 2.490%, 5/1/2008	1,945,000
		TOTAL	22,078,557
		Oklahoma--4.6%
8,640,000	[3,4]	Tulsa, OK Airport Improvement Trust, Variable Rate Certificates (Series 1997B-2: Tulsa International Airport), Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.230%, 5/1/2008	8,640,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--13.4%
$865,000		Allegheny County, PA IDA, (Series 1992), Weekly VRDNs (Eleven Parkway Center Associates)/(National City Bank LOC), 3.560%, 5/1/2008	$865,000
735,000		Allegheny County, PA IDA, (Series A of 1997), Weekly VRDNs (Jewish Community Center)/(National City Bank LOC), 2.800%, 5/1/2008	735,000
4,800,000		Allegheny County, PA IDA, (Series of 2002), Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 2.440%, 5/1/2008	4,800,000
3,000,000		Bucks County, PA IDA, (Series 2007A), Weekly VRDNs (Pennswood Village)/(Bank of America N.A. LOC), 2.510%, 5/1/2008	3,000,000
1,500,000		Chester County, PA Intermediate Unit (Series 2003), Weekly VRDNs (PNC Bank, N.A. LOC), 2.580%, 5/1/2008	1,500,000
200,000		Dauphin County, PA IDA, (Series 2005), Weekly VRDNs (WITF, Inc.)/(Citizens Bank of Pennsylvania LOC), 2.480%, 5/2/2008	200,000
4,100,000		Delaware County, PA Authority, Hospital Revenue Bonds (Series of 1996), Weekly VRDNs (Crozer-Chester Medical Center)/(KBC Bank N.V. LOC), 2.800%, 5/7/2008	4,100,000
1,200,000	[3,4]	Delaware Valley, PA Regional Finance Authority, BBT Floater Certificates (Series 2028), Weekly VRDNs (AMBAC INS)/(Branch Banking & Trust Co. LIQ), 2.460%, 5/1/2008	1,200,000
8,495,000		Spring Grove, PA Area School District, (Series 2008) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.470%, 5/1/2008	8,495,000
		TOTAL	24,895,000
		South Carolina--1.1%
2,000,000	[3,4]	South Carolina Jobs-EDA, Term Tender Custodial Receipts (Series 2008-AK), 2.65% TOBs (Palmetto Health Alliance)/(Branch Banking & Trust Co. LOC), Mandatory Tender 1/15/2009	2,002,834
		Texas--9.9%
1,400,000		Denton, TX ISD, (Series 1996B), 3.75% TOBs (GTD by Texas PSFG Program)/(GTD by WestLB AG LIQ), Optional Tender 8/15/2008	1,400,000
2,000,000		Harris County, TX HFDC, (Series 2006A), Weekly VRDNs (Methodist Hospital, Harris County, TX), 2.500%, 5/1/2008	2,000,000
6,050,000	[3,4]	Lower Colorado River Authority, TX, (Series 2000 ZZZ), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 2.820%, 5/7/2008	6,050,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$3,820,000	[3,4]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 2.10% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/18/2009	$3,820,000
1,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10014), Weekly VRDNs (Dexia Credit Local LIQ), 2.500%, 5/1/2008	1,000,000
2,200,000	[3,4]	Texas State Transportation Commission, PUTTERs (Series 2481), Weekly VRDNs (Texas State)/(PNC Bank, N.A. LIQ), 2.510%, 5/1/2008	2,200,000
1,900,000	[3,4]	Texas State Transportation Commission, PUTTERs (Series 2490), Weekly VRDNs (Texas State)/(JPMorgan Chase Bank, N.A. LIQ), 2.510%, 5/1/2008	1,900,000
		TOTAL	18,370,000
		West Virginia--2.8%
5,155,000		Cabell County Commission, WV, (Series 1995), Weekly VRDNs (Foster Foundation)/(Huntington National Bank, Columbus, OH LOC), 4.680%, 5/1/2008	5,155,000
		TOTAL MUNICIPAL INVESTMENTS--99.4% (AT AMORTIZED COST) [5]	185,184,961
		OTHER ASSETS AND LIABILITIES - NET--0.6% [6]	1,088,662
		TOTAL NET ASSETS--100%	$186,273,623

At April 30, 2008, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.At April 30, 2008, the portfolio securities were rated as follows:Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2008, these restricted securities amounted to $51,727,921, which represented 27.8% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2008, these liquid restricted securities amounted to $51,727,921, which represented 27.8% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
EDA	--Economic Development Authority
FHLMC	--Federal Home Loan Mortgage Corporation
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
INS	--Insured
ISD	--Independent School District
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$185,184,961
Cash		244,060
Income receivable		989,967
Prepaid expenses		11,898
TOTAL ASSETS		186,430,886
Liabilities:
Payable for shares redeemed	$2,007
Income distribution payable	155,256
TOTAL LIABILITIES		157,263
Net assets for 186,248,470 shares outstanding		$186,273,623
Net Assets Consist of:
Paid-in capital		$186,240,609
Accumulated net realized gain on investments		32,579
Undistributed net investment income		435
TOTAL NET ASSETS		$186,273,623
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$186,273,623 ÷186,248,470 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2008 (unaudited)

Investment Income:
Interest			$2,858,965
Expenses:
Investment adviser fee (Note 4)		$384,172
Administrative personnel and services fee (Note 4)		74,590
Custodian fees		4,058
Transfer and dividend disbursing agent fees and expenses		10,569
Directors'/Trustees' fees		968
Auditing fees		8,652
Legal fees		7,134
Portfolio accounting fees		27,061
Share registration costs		15,413
Printing and postage		5,640
Insurance premiums		2,912
Miscellaneous		397
TOTAL EXPENSES		541,566
Waivers and Reduction:
Waiver of investment adviser fee (Note 4)	(92,540)
Waiver of administrative personnel and services fee (Note 4)	$(1,420)
Reduction of custodian fees	(837)
TOTAL WAIVERS AND REDUCTION		(94,797)
Net expenses			446,769
Net investment income			2,412,196
Net realized gain on investments			32,656
Change in net assets resulting from operations			$2,444,852

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2008	Year Ended 10/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,412,196	$5,783,688
Net realized gain on investments	32,656	6,440
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,444,852	5,790,128
Distributions to Shareholders:
Distributions from net investment income	(2,411,382)	(5,784,103)
Distributions from net realized gain on investments	(6,517)	(9,593)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,417,899)	(5,793,696)
Share Transactions:
Proceeds from sale of shares	275,665,870	482,157,267
Net asset value of shares issued to shareholders in payment of distributions declared	1,061,924	2,831,373
Cost of shares redeemed	(290,216,776)	(489,118,629)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(13,488,982)	(4,129,989)
Change in net assets	(13,462,029)	(4,133,557)
Net Assets:
Beginning of period	199,735,652	203,869,209
End of period (including undistributed (distributions in excess of) net investment income of $435 and ($379), respectively.	$186,273,623	$199,735,652

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2008 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Federated Tax-Free Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations, and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes", on November 1, 2007. As of and during the six months ended April 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2008	Year Ended 10/31/2007
Shares sold	275,665,870	482,157,267
Shares issued to shareholders in payment of distributions declared	1,061,924	2,831,373
Shares redeemed	(290,216,776)	(489,118,629)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(13,488,982)	(4,129,989)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses exceed 0.45% of its average daily net assets. In addition, the Adviser may also voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the Adviser voluntarily waived $92,540 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $1,420 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2008, the Fund did not incur a shareholder services fee.

Interfund Transactions

During the six months ended April 30, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $186,628,000 and $155,080,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the program was not utilized.

7. LEGAL PROCEEDINGS

Since October, 2003, Federated Investors, Inc. and related entities (collectively, "Federated"), and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Shareholder Meeting Results

A Special Meeting of Shareholders of Federated Tax-Free Trust, a portfolio of Money Market Obligations Trust (the "Trust") was held on March 18, 2008. On January 18, 2008, the record date for shareholders voting at the meeting, there were 182,155,116,740 total outstanding shares of the Trust. The following items were considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM 1

To elect five Trustees. 1

Name	For	Withheld
Nicholas P. Constantakis	61,664,488,031	513,386,538
J. Christopher Donahue	61,693,660,618	484,213,951
R. James Nicholson	61,671,629,324	506,245,228
Thomas M. O'Neill	61,688,131,563	489,732,592
James F. Will	61,682,345,729	495,518,426

1 The following Trustees continued their terms: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., John F. Cunningham, Peter E. Madden, Charles F. Mansfield, Jr., John E. Murray, Jr., Marjorie P. Smuts and John S. Walsh.

Evaluation and Approval of Advisory Contract

FEDERATED TAX-FREE TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2006. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N666

8070103 (6/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Florida Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2008

Institutional Shares
Cash II Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
SHAREHOLDER MEETING RESULTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2008		2007	2006	2005		2004		2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Income From Investment Operations:
Net investment income	0.012		0.032	0.028	0.017		0.006		0.007
Net realized gain (loss) on investments	0.000	[1]	0.000 [1]	0.000 [1]	(0.000	) [1]	(0.000	) [1]	0.000 [1]
TOTAL FROM INVESTMENT OPERATIONS	0.012		0.032	0.028	0.017		0.006		0.007
Less Distributions:
Distributions from net investment income	(0.012)		(0.032)	(0.028)	(0.017)		(0.006)		(0.007)
Distributions from net realized gain on investments	(0.000	) [1]	--	--	--		--		--
TOTAL DISTRIBUTIONS	(0.012)		(0.032)	(0.028)	(0.017)		(0.006)		(0.007)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total Return [2]	1.25%		3.23%	2.85%	1.70%		0.63%		0.66%

Ratios to Average Net Assets:
Net expenses	0.59	% [3]	0.57%	0.61%	0.61%		0.62%		0.63%
Net investment income	2.45	% [3]	3.18%	2.81%	1.64%		0.62%		0.64%
Expense waiver/reimbursement [4]	0.24	% [3]	0.18%	0.14%	0.18%		0.19%		0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$240,919		$211,828	$231,061	$189,129		$230,885		$247,742

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2008		2007	2006	2005		2004		2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Income From Investment Operations:
Net investment income	0.011		0.029	0.025	0.014		0.004		0.004
Net realized gain (loss) on investments	0.000	[1]	0.000 [1]	0.000 [1]	(0.000	) [1]	(0.000	) [1]	0.000 [1]
TOTAL FROM INVESTMENT OPERATIONS	0.011		0.029	0.025	0.014		0.004		0.004
Less Distributions:
Distributions from net investment income	(0.011)		(0.029)	(0.025)	(0.014)		(0.004)		(0.004)
Distributions from net realized gain on investments	(0.000	) [1]	--	--	--		--		--
TOTAL DISTRIBUTIONS	(0.011)		(0.029)	(0.025)	(0.014)		(0.004)		(0.004)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total Return [2]	1.12%		2.94%	2.58%	1.44%		0.37%		0.39%

Ratios to Average Net Assets:
Net expenses	0.85	% [3]	0.85%	0.89%	0.87%		0.89%		0.89%
Net investment income	2.23	% [3]	2.89%	2.49%	1.37%		0.32%		0.36%
Expense waiver/reimbursement [4]	0.25	% [3]	0.23%	0.18%	0.19%		0.16%		0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$61,736		$66,881	$131,842	$173,201		$129,139		$85,650

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,		Period Ended
	4/30/2008		2007	2006	10/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010		0.027	0.024	0.011
Net realized gain (loss) on investments	0.000	[2]	0.000 [2]	0.000 [2]	(0.000	) [2]
TOTAL FROM INVESTMENT OPERATIONS	0.010		0.027	0.024	0.011
Less Distributions:
Distributions from net investment income	(0.010)		(0.027)	(0.024)	(0.011)
Distributions from net realized gain on investments	(0.000	) [2]	--	--	--
TOTAL DISTRIBUTIONS	(0.010)		(0.027)	(0.024)	(0.011)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00
Total Return [3]	1.05%		2.78%	2.42%	1.13%

Ratios to Average Net Assets:
Net expenses	1.00	% [4]	1.00%	1.03%	1.00	% [4]
Net investment income	2.06	% [4]	2.74%	2.37%	1.62	% [4]
Expense waiver/reimbursement [5]	0.45	% [4]	0.43%	0.38%	0.44	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$106,961		$93,416	$101,997	$124,304

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,012.50	$2.95
Cash II Shares	$1,000	$1,011.20	$4.25
Cash Series Shares	$1,000	$1,010.50	$5.00
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,021.93	$2.97
Cash II Shares	$1,000	$1,020.64	$4.27
Cash Series Shares	$1,000	$1,019.89	$5.02

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.59%
Cash II Shares	0.85%
Cash Series Shares	1.00%

Portfolio of Investments Summary Tables

At April 30, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	83.6%
Municipal Notes	15.2%
Commercial Paper	0.7%
Other Assets and Liabilities--Net [2]	0.5%
TOTAL	100.0%

At April 30, 2008, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	83.8%
8-30 Days	0.0%
31-90 Days	4.9%
91-180 Days	6.3%
181 Days or more	4.5%
Other Assets and Liabilities--Net [2]	0.5%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2008 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.5% [1,2]
		District of Columbia--1.1%
$4,565,000		District of Columbia HFA, SFM Revenue Bonds Draw down (Series 2005), 2.84% TOBs (Trinity Plus Funding Co. LLC INV), Mandatory Tender 12/22/2008	$4,565,000
		Florida--81.4%
5,000,000		Brevard County, FL School District, (Series 2007), 3.60% TANs, 6/30/2008	5,001,765
15,440,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT) (Series 2007-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 2.550%, 5/1/2008	15,440,000
15,630,000	[3,4]	Clipper Tax-Exempt Trust (Florida Non-AMT) (Series 2008-5) Weekly VRDNs (MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), 2.730%, 5/1/2008	15,630,000
5,705,000		Florida Development Finance Corp., (Series 2006C) Weekly VRDNs (Central Florida Box Corp.)/(Regions Bank, Alabama LOC), 2.700%, 5/1/2008	5,705,000
4,000,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 2.680%, 5/7/2008	4,000,000
8,520,000		Florida HFA, (Series 2006H) Weekly VRDNs (Brook Haven Apartments)/(SunTrust Bank LOC), 2.610%, 5/1/2008	8,520,000
5,250,000	[3,4]	Florida Housing Finance Corp., MERLOTS (Series 2007-C64) Weekly VRDNs (Bank of New York LIQ), 2.870%, 5/7/2008	5,250,000
13,125,000	[3,4]	Florida Housing Finance Corp., MERLOTS (Series 2008-C25) Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.870%, 5/7/2008	13,125,000
6,420,000	[3,4]	Florida Housing Finance Corp., MERLOTS (Series 2006-B17) Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.870%, 5/7/2008	6,420,000
4,000,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(GTD by Textron Inc.), 3.950%, 5/7/2008	4,000,000
4,100,000		Greater Orlando, FL Aviation Authority, Adjustable Rate (Series 1997), 3.50% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 6/1/2008	4,100,000
12,055,000	[3,4]	Gulfstream Park, FL Community Development District, GS Trust (Series 2008-2G) Weekly VRDNs (GTD by Goldman Sachs Group, Inc.)/(Goldman Sachs Group, Inc. LIQ), 2.440%, 5/1/2008	12,055,000
7,383,500	[3,4]	Hillsborough County, FL Aviation Authority, (Series 2004-1060) Weekly VRDNs (Tampa International Airport)/(AMBAC INS)/(Morgan Stanley LIQ), 2.960%, 5/1/2008	7,383,500
3,930,000	[3,4]	Hillsborough County, FL Aviation Authority, MERLOTS (Series 2003-A18) Weekly VRDNs (Tampa International Airport)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.570%, 5/7/2008	3,930,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$8,790,000		Hillsborough County, FL HFA, (Series 2006) Weekly VRDNs (Brandywine Apartments)/(Citibank NA, New York LOC), 2.750%, 5/7/2008	$8,790,000
5,500,000		Hillsborough County, FL IDA Weekly VRDNs (Ringhaver Equipment Co.)/(SunTrust Bank LOC), 2.700%, 5/1/2008	5,500,000
14,199,500	[3,4]	Hillsborough County, FL Port District, Floater Certificates (Series 2004-1019) Weekly VRDNs (GTD by Tampa, FL Port Authority)/(Morgan Stanley)/(Morgan Stanley LIQ), 2.530%, 5/1/2008	14,199,500
11,285,000	[3,4]	Hillsborough County, FL Port District, (MT-101) Weekly VRDNs (Tampa, FL Port Authority)/(MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 2.560%, 5/1/2008	11,285,000
2,400,000		Indian River County, FL, IDRBs (Series 1997) Weekly VRDNs (Ocean Spray Cranberries, Inc.)/(Wachovia Bank N.A. LOC), 2.580%, 5/1/2008	2,400,000
5,140,000	[3,4]	Jacksonville, FL HFA, PUTTERs (Series 2360) Weekly VRDNs (GNMA COL)/(JPMorgan Chase & Co. LIQ), 2.780%, 5/1/2008	5,140,000
2,700,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(GTD by H.J. Heinz Co.), 3.650%, 5/1/2008	2,700,000
9,350,000	[3,4]	Jacksonville, FL Sales Tax, MuniTOPS (Series 2003-6) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 2.510%, 5/1/2008	9,350,000
16,895,000	[3,4]	Lee County, FL Solid Waste System, (Series 2006 FR/RI-P11) Weekly VRDNs (MBIA Insurance Corp. INS)/(Lehman Brothers Holdings, Inc. LIQ), 3.900%, 5/7/2008	16,895,000
24,500,000		Liberty County, FL Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America N.A. LOC), 2.600%, 5/1/2008	24,500,000
775,000		Lynn Haven, FL, (Series 1998A) Weekly VRDNs (Merrick Industries, Inc.)/(Regions Bank, Alabama LOC), 3.200%, 5/1/2008	775,000
12,955,000	[3,4]	Miami, FL, DFA Municipal Trust (Series 2008-30) Weekly VRDNs (DePfa Bank PLC LIQ)/ (DePfa Bank PLC LOC), 2.730%, 5/1/2008	12,955,000
5,000,000	[3,4]	Miami-Dade County, FL Aviation, Eagles (Series 2007-0073) Weekly VRDNs (Assured Guaranty Corp. INS)/(Banco Bilbao Vizcaya Argentaria SA LIQ), 2.570%, 5/1/2008	5,000,000
19,800,000	[3,4]	Miami-Dade County, FL Aviation, ROCs (Series 10281) Weekly VRDNs (Assured Guaranty Corp. INS)/(Citigroup, Inc. LIQ), 2.590%, 5/1/2008	19,800,000
1,600,000		Miami-Dade County, FL IDA, (Series 2003) Weekly VRDNs (Von Drehle Holdings)/(Branch Banking & Trust Co. LOC), 2.580%, 5/1/2008	1,600,000
6,990,000	[3,4]	Miami-Dade County, FL, Solar Eclipse (Series 2007-0045) Daily VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 2.650%, 5/1/2008	6,990,000
22,160,000		North Broward Florida Hospital District, (Series 2005A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 4.000%, 5/7/2008	22,160,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$1,100,000		North Broward Florida Hospital District, (Series 2007) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 2.900%, 5/1/2008	$1,100,000
5,430,000		Ocean Highway and Port Authority, FL, Adjustable Demand Revenue Bonds (Series 1990) Weekly VRDNs (Wachovia Bank N.A. LOC), 2.950%, 5/7/2008	5,430,000
2,405,000		Orange County, FL HFA, (Series 2000E) Weekly VRDNs (Windsor Pines Partners, Ltd.)/(Bank of America N.A. LOC), 2.700%, 5/7/2008	2,405,000
7,305,000	[3,4]	Orange County, FL HFA, MERLOTS (Series 2007C-48) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 2.870%, 5/7/2008	7,305,000
5,000,000		Orlando, FL Utilities Commission, (Series 1996A), 4.10% TOBs, Mandatory Tender 10/1/2008	5,015,850
3,620,000		Osceola County, FL HFA, (Series 2002A) Weekly VRDNs (Regatta Bay Apartments)/(FNMA LOC), 2.750%, 5/7/2008	3,620,000
95,000		Palm Beach County, FL, (Series 2003) Weekly VRDNs (Morse Obligated Group)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.450%, 5/1/2008	95,000
3,500,000		Seminole County, FL IDA, (Series 2008) Weekly VRDNs (3100 Camp Road LLC)/(Regions Bank, Alabama LOC), 2.650%, 5/1/2008	3,500,000
18,750,000	[3,4]	South Miami, FL Health Facilities Authority, (PA-1488) Weekly VRDNs (Baptist Health System of South Florida)/(Merrill Lynch & Co., Inc. LIQ), 2.470%, 5/1/2008	18,750,000
3,700,000		St. Lucie County, FL IDRB, (Series 2000) Weekly VRDNs (Freedom Plastics, Inc.)/(LaSalle Bank, N.A. LOC), 2.600%, 5/1/2008	3,700,000
1,700,000		Wakulla County, FL IDA Weekly VRDNs (Winco Utilities, Inc. Project)/(Bank of America N.A. LOC), 3.000%, 5/7/2008	1,700,000
		TOTAL TOTAL	333,220,615
		Illinois--1.2%
5,000,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 1998) Weekly VRDNs (Yeomans Chicago Corp.)/(Regions Bank, Alabama LOC), 2.580%, 5/1/2008	5,000,000
		Indiana--0.4%
1,000,000		Indiana Development Finance Authority, (Series 2005) Weekly VRDNs (Republic Services, Inc.), 3.900%, 5/7/2008	1,000,000
795,000		Poseyville, IN, (Series 1998-A) Weekly VRDNs (North America Green, Inc.)/(Harris, N.A. LOC), 2.680%, 5/1/2008	795,000
		TOTAL TOTAL	1,795,000
		Missouri--0.8%
3,100,000		Missouri State HEFA, (Series 2002) Daily VRDNs (Cox Health Systems)/(AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ), 3.450%, 5/1/2008	3,100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Multi State--0.2%
$675,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-001) VRDNs (AMBAC, FSA, MBIA Insurance Corp. INS) and Merrill Lynch & Co., Inc. LIQs), 2.580%, 5/1/2008	$675,000
85,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002) VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.430%, 5/1/2008	85,000
		TOTAL TOTAL	760,000
		New Jersey--10.3%
1,049,000		Absecon, NJ, 4.00% BANs, 5/2/2008	1,049,006
1,580,000		Barrington, NJ, (Series 2007B), 4.00% BANs, 8/14/2008	1,580,564
2,000,000		Barrington, NJ, (Series 2008A), 3.00% BANs, 1/21/2009	2,003,093
3,496,014		Boonton Township, NJ, 3.00% BANs, 1/23/2009	3,503,946
1,636,300		Bridgeton, NJ, 3.25% BANs, 3/5/2009	1,639,641
2,690,100		Cliffside Park, NJ, 2.25% BANs, 4/30/2009	2,695,331
1,908,000		Commercial, NJ, 3.80% BANs, 11/28/2008	1,909,582
2,000,000		Fair Haven Boro, NJ, 2.00% BANs, 2/12/2009	2,003,381
2,000,000		Franklin Township, Hunterdon County, NJ, 3.75% BANs, 9/26/2008	2,005,121
5,000,000		Hoboken, NJ, 3.75% TANs, 8/29/2008	5,005,634
3,015,350		Ridgefield, NJ, 4.00% BANs, 8/1/2008	3,018,498
1,857,450		Spring Lake Boro, NJ, 3.90% BANs, 10/17/2008	1,859,927
3,627,100		Union Beach, NJ, 4.125% BANs, 7/11/2008	3,628,617
1,963,000		Union Township, NJ, 4.25% BANs, 8/8/2008	1,965,293
1,523,000		Washington Township, NJ (Warren County), 4.00% BANs, 8/15/2008	1,524,407
1,500,000		Wenonah, NJ, 3.00% BANs, 7/28/2008	1,501,259
2,823,076		West Paterson, NJ, 4.25% BANs, 7/18/2008	2,825,634
2,503,645		Woodbury, NJ, (Series 2007B), 3.80% BANs, 9/23/2008	2,505,567
		TOTAL TOTAL	42,224,501
		New York--0.6%
300,000		Ontario, NY IDA Weekly VRDNs (Hillcrest Enterprises/Buckeye Corrugated)/(National City Bank LOC), 3.220%, 5/7/2008	300,000
1,200,000		Plainview-Old Bethpage, NY CSD, 4.25% BANs, 8/1/2008	1,201,306
760,000		Wayne County, NY IDA, (Series 1999) Weekly VRDNs (Paul T. Freund Corp. Facility)/(JPMorgan Chase Bank, N.A. LOC), 3.200%, 5/1/2008	760,000
		TOTAL TOTAL	2,261,306
		South Carolina--0.5%
2,000,000		South Carolina Jobs-EDA, (Series 2004) Weekly VRDNs (Republic Services, Inc.), 3.900%, 5/7/2008	2,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--0.7%
$3,000,000		Brazos River Authority, TX, (Series 2001A) Weekly VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank NA, New York LOC), 2.850%, 5/7/2008	$3,000,000
		Virginia--1.6%
6,700,000		Virginia Commonwealth University, (Series 2006B) Daily VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.000%, 5/1/2008	6,700,000
		West Virginia--0.7%
3,000,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 1.65% CP (Virginia Electric & Power Co.), Mandatory Tender 7/7/2008	3,000,000
		TOTAL MUNICIPAL INVESTMENTS--99.5% (AT AMORTIZED COST) [5]	407,626,422
		OTHER ASSETS AND LIABILITIES - NET--0.5% [6]	1,989,795
		TOTAL NET ASSETS--100%	$409,616,217

Securities that are subject to the federal alternative minimum tax (AMT) represent 59.0% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2008, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
94.5%	5.5%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2008, these restricted securities amounted to $207,663,000, which represented 50.7% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2008, these liquid restricted securities amounted to $207,663,000, which represented 50.7% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
CSD	--Central School District
EDA	--Economic Development Authority
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
INV	--Investment Agreement
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
SFM	--Single Family Mortgage
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$407,626,422
Cash		206,469
Income receivable		2,247,024
Receivable for shares sold		9,273
Prepaid expenses		5,646
TOTAL ASSETS		410,094,834
Liabilities:
Payable for shares redeemed	$9,277
Payable for Directors'/Trustees' fees	417
Payable for transfer and dividend disbursing agent fees and expenses	112,782
Income distribution payable	243,394
Payable for distribution services fee (Note 4)	42,006
Payable for shareholder services fee (Note 4)	70,741
TOTAL LIABILITIES		478,617
Net assets for 409,488,165 shares outstanding		$409,616,217
Net Assets Consist of:
Paid-in capital		$409,488,165
Accumulated net realized gain on investments		127,145
Undistributed net investment income		907
TOTAL NET ASSETS		$409,616,217
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$240,918,913 ÷ 240,843,996 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$61,735,832 ÷ 61,714,339 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$106,961,472 ÷ 106,929,830 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2008 (unaudited)

Investment Income:
Interest			$6,156,297
Expenses:
Investment adviser fee (Note 4)		$806,090
Administrative personnel and services fee (Note 4)		157,930
Custodian fees		8,765
Transfer and dividend disbursing agent fees and expenses		116,348
Directors'/Trustees' fees		2,389
Auditing fees		8,652
Legal fees		7,352
Portfolio accounting fees		52,373
Distribution services fee--Cash II Shares (Note 4)		80,848
Distribution services fee--Cash Series Shares (Note 4)		309,512
Shareholder services fee--Institutional Shares (Note 4)		223,687
Shareholder services fee--Cash II Shares (Note 4)		80,848
Shareholder services fee--Cash Series Shares (Note 4)		128,963
Account administration fee--Institutional Shares		42,607
Share registration costs		35,299
Printing and postage		24,867
Insurance premiums		3,385
Miscellaneous		1,159
TOTAL EXPENSES		2,091,074
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 4)	$(404,239)
Waiver of administrative personnel and services fee (Note 4)	(4,406)
Waiver of distribution services fee--Cash II Shares (Note 4)	(16,169)
Waiver of distribution services fee--Cash Series Shares (Note 4)	(128,963)
Reimbursement of shareholder services fee--Institutional Shares (Note 4)	(43,267)
Reimbursement of shareholder services fee--Cash II Shares (Note 4)	(50)
Reduction of custodian fees	(275)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(597,369)
Net expenses			1,493,705
Net investment income			4,662,592
Net realized gain on investments			127,429
Change in net assets resulting from operations			$4,790,021

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2008	Year Ended 10/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,662,592	$13,776,834
Net realized gain on investments	127,429	52,545
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,790,021	13,829,379
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,877,806)	(7,939,431)
Cash II Shares	(721,361)	(2,975,579)
Cash Series Shares	(1,061,828)	(2,862,638)
Distributions from net realized gain on investments
Institutional Shares	(27,359)	--
Cash II Shares	(8,892)	--
Cash Series Shares	(13,452)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,710,698)	(13,777,648)
Share Transactions:
Proceeds from sale of shares	510,919,610	1,015,662,017
Net asset value of shares issued to shareholders in payment of distributions declared	2,959,420	8,309,054
Cost of shares redeemed	(476,467,557)	(1,116,797,672)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	37,411,473	(92,826,601)
Change in net assets	37,490,796	(92,774,870)
Net Assets:
Beginning of period	372,125,421	464,900,291
End of period (including undistributed (distributions in excess of) net investment income of $907 and $(690), respectively)	$409,616,217	$372,125,421

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2008 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Florida Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal and liquidity. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on November 1, 2007. As of and during the six months ended April 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2008	Year Ended 10/31/2007
Institutional Shares:
Shares sold	320,985,138	517,424,305
Shares issued to shareholders in payment of distributions declared	1,158,009	3,049,196
Shares redeemed	(293,098,242)	(539,731,959)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	29,044,905	(19,258,458)

	Six Months Ended 4/30/2008	Year Ended 10/31/2007
Cash II Shares:
Shares sold	66,337,799	290,152,452
Shares issued to shareholders in payment of distributions declared	730,091	2,399,249
Shares redeemed	(72,225,575)	(357,532,178)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(5,157,685)	(64,980,477)

	Six Months Ended 4/30/2008	Year Ended 10/31/2007
Cash Series Shares:
Shares sold	123,596,673	208,085,260
Shares issued to shareholders in payment of distributions declared	1,071,320	2,860,609
Shares redeemed	(111,143,740)	(219,533,535)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	13,524,253	(8,587,666)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	37,411,473	(92,826,601)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the Adviser voluntarily waived $404,239 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $4,406 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Cash II Shares	0.25%
Cash Series Shares	0.60%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, FSC voluntarily waived $145,132 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2008, FSC retained $52,539 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Cash II Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2008, FSSC voluntarily reimbursed $43,317 of shareholder services fees. For the six months ended April 30, 2008, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $401,172,000 and $363,556,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2008, 58.7% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 19.7% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October, 2003, Federated Investors, Inc. and related entities (collectively, "Federated"), and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Shareholder Meeting Results (Unaudited)

A Special Meeting of Shareholders of Florida Municipal Cash Trust, a portfolio of Money Market Obligations Trust (the "Trust") was held on March 18, 2008. On January 18, 2008, the record date for shareholders voting at the meeting, there were 182,155,116,740 total outstanding shares of the Trust. The following items were considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM 1

To elect five Trustees. 1

Name	For	Withheld
Nicholas P. Constantakis	61,664,488,031	513,386,538
J. Christopher Donahue	61,693,660,618	484,213,951
R. James Nicholson	61,671,629,324	506,245,228
Thomas M. O'Neill	61,688,131,563	489,732,592
James F. Will	61,682,345,729	495,518,426

1 The following Trustees continued their terms: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., John F. Cunningham, Peter E. Madden, Charles F. Mansfield, Jr., John E. Murray, Jr., Marjorie P. Smuts and John S. Walsh.

Evaluation and Approval of Advisory Contract

FLORIDA MUNICIPAL CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N344
Cusip 608919700
Cusip 60934N336

G00827-02 (6/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Georgia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2008

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
SHAREHOLDER MEETING RESULTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2008	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.012	0.032	0.029	0.018	0.007	0.008
Net realized gain (loss) on investments	0.000 [1]	0.000 [1]	0.000 [1]	(0.000)[1]	(0.000)[1]	--

TOTAL FROM INVESTMENT OPERATIONS	0.012	0.032	0.029	0.018	0.007	0.008

Less Distributions:
Distributions from net investment income	(0.012)	(0.032)	(0.029)	(0.018)	(0.007)	(0.008)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	--	--	--	--

TOTAL DISTRIBUTIONS	(0.012)	(0.032)	(0.029)	(0.018)	(0.007)	(0.008)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.25%	3.27%	2.94%	1.81%[3]	0.73%	0.78%

Ratios to Average Net Assets:

Net expenses	0.49%[4]	0.49%	0.49%	0.49%	0.49%	0.49%

Net investment income	2.45%[4]	3.21%	2.91%	1.81%	0.72%	0.79%

Expense waiver/reimbursement[5]	0.30%[4]	0.34%	0.39%	0.41%	0.39%	0.38%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,255,252	$785,009	$654,188	$532,323	$466,695	$509,686

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on the total return.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and, to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period[1]

Actual	$1,000	$1,012.50	$2.45

Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.43	$2.46

1 Expenses are equal to the Fund’s annualized net expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At April 30, 2008, the Fund’s portfolio composition1 was as follows:

Security Type:	Percentage of Total Net Assets

Variable Rate Demand Instruments	79.5%

Commercial Paper	11.2%

Municipal Notes	8.8%

Other Assets and Liabilities--Net[2]	0.5%

TOTAL	100.0%

At April 30, 2008, the Fund’s effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets

1-7 Days	78.9%

8-30 Days	6.4%

31-90 Days	3.9%

91-180 Days	5.9%

181 Days or more	4.4%

Other Assets and Liabilities--Net[2]	0.5%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2008 (unaudited)

Principal Amount			Value

		SHORT-TERM MUNICIPALS--99.5%[1,2]
		Georgia--99.3%
$16,500,000		Albany-Dougherty County, GA Hospital Authority, (Series 2002) Daily VRDNs (Phoebe Putney Memorial Hospital)/(AMBAC INS)/(Regions Bank, Alabama LIQ), 2.850%, 5/1/2008	$16,500,000
2,060,000		Albany-Dougherty, GA Payroll Development Authority Weekly VRDNs (Flint River Services, Inc.)/(Columbus Bank and Trust Co., GA LOC), 2.630%, 5/1/2008	2,060,000
500,000		Athens-Clarke County, GA IDA, (Series 1997) Weekly VRDNs (Armagh Capital Resource LLC)/(Wachovia Bank N.A. LOC), 2.500%, 5/1/2008	500,000
4,485,000		Athens-Clarke County, GA IDA, (Series 2001) Weekly VRDNs (UGA Real Estate Foundation, Inc.)/(SunTrust Bank LOC), 2.440%, 5/7/2008	4,485,000
5,895,000		Athens-Clarke County, GA IDA, (Series 2003) Daily VRDNs (University of Georgia Athletic Association)/(Bank of America N.A. LOC), 2.550%, 5/1/2008	5,895,000
16,000,000		Atlanta, GA Airport General Revenue, (Series 2005A-1), 2.95% CP (GTD by Bayerische Landesbank, Calyon, Paris, Landesbank Baden-Wuerttemberg and Wachovia Bank N.A. LOCs), Mandatory Tender 5/8/2008	16,000,000
13,200,000	[3,4]	Atlanta, GA Airport General Revenue, (Series 2008 FR/RI-F31W) Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 3.300%, 5/7/2008	13,200,000
5,085,000	[3,4]	Atlanta, GA Airport General Revenue, MERLOTS (Series 2004-C14) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 2.870%, 5/7/2008	5,085,000
9,000,000		Atlanta, GA Airport Passenger Facilities Charge Revenue, (Series 2005B-2), 2.90% CP (GTD by Bayerische Landesbank, Calyon, Paris, Landesbank Baden-Wuerttemberg and Wachovia Bank N.A. LOCs), Mandatory Tender 5/8/2008	9,000,000
34,125,000		Atlanta, GA Water & Wastewater, (Series 2001 B) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.600%, 5/1/2008	34,125,000
10,495,000		Atlanta, GA Water & Wastewater, (Series 2001 C) Daily VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.500%, 5/1/2008	10,495,000
37,795,000		Atlanta, GA Water & Wastewater, (Series 2006), 2.95% CP (Bank of America N.A., Dexia Credit Local, JPMorgan Chase Bank, N.A. and Lloyds TSB Bank PLC, London LOCs), Mandatory Tender 9/15/2008	37,795,000
8,470,000		Atlanta, GA Water & Wastewater, (Series 2006), 3.35% CP (Bank of America N.A., Dexia Credit Local, JPMorgan Chase Bank, N.A. and Lloyds TSB Bank PLC, London LOCs), Mandatory Tender 7/29/2008	8,470,000
14,610,000	[3,4]	Atlanta, GA Water & Wastewater, MERLOTS (Series 2007-C92), 2.450% TOBs (FSA INS)/(Bank of New York LIQ), Optional Tender 8/20/2008	14,610,000
4,520,000	[3,4]	Atlanta, GA Water & Wastewater, Variable Rate Certificates (Series 2002A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.430%, 5/1/2008	4,520,000
5,620,000	[3,4]	Atlanta, GA, ROCs (Series 2166) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ), 2.510%, 5/1/2008	5,620,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Georgia--continued
$4,350,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 2.500%, 5/1/2008	$4,350,000
8,400,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(Wachovia Bank N.A. LOC), 2.650%, 5/1/2008	8,400,000
5,200,000	[3,4]	Atlanta, GA, Urban Residential Finance Authority, MERLOTS (Series 2007-C47) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 2.870%, 5/7/2008	5,200,000
8,950,000	[3,4]	Atlanta, GA, Urban Residential Finance Authority, PUTTERs (Series 2257) Weekly VRDNs (GNMA COL)/(JPMorgan Chase Bank, N.A. LIQ), 2.780%, 5/1/2008	8,950,000
7,000,000		Bacon, GA Industrial Building Authority, (Series 2004) Weekly VRDNs (D.L. Lee & Sons, Inc.)/(Wachovia Bank N.A. LOC), 2.500%, 5/1/2008	7,000,000
7,600,000		Bartow County, GA Development Authority PCRB, (First Series 1997) Daily VRDNs (Georgia Power Co.), 2.580%, 5/1/2008	7,600,000
3,080,000		Bibb County, GA Development Authority, (Series 2003) Weekly VRDNs (Goodwill Industries of Middle Georgia, Inc.)/(Bank of America N.A. LOC), 2.450%, 5/1/2008	3,080,000
5,440,000		Bibb County, GA Development Authority, (Series 2007) Weekly VRDNs (Covenant Academy, Inc.)/(Columbus Bank and Trust Co., GA LOC), 2.580%, 5/1/2008	5,440,000
3,207,000		Brunswick and Glynn County, GA Development Authority, (Series 2007) Weekly VRDNs (Epworth by the Sea, Inc.)/(Columbus Bank and Trust Co., GA LOC), 2.580%, 5/1/2008	3,207,000
3,000,000		Brunswick and Glynn County, GA Development Authority, (Series 2007) Weekly VRDNs (Innovative Foam Products LLC)/(Columbus Bank and Trust Co., GA LOC), 2.630%, 5/1/2008	3,000,000
15,400,000		Burke County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 2.550%, 5/1/2008	15,400,000
20,000,000	[3,4]	Burke County, GA Development Authority, (Series 2008 FR/RI-F1W) Weekly VRDNs (Georgia Power Co.)/(Lehman Brothers Holdings, Inc. SWP), 3.050%, 5/7/2008	20,000,000
1,400,000		Burke County, GA Development Authority, (Third Series 1994) Daily VRDNs (Georgia Power Co.), 2.650%, 5/1/2008	1,400,000
6,200,000		Burke County, GA Development Authority, PCR (Series 1992) Daily VRDNs (Georgia Power Co.), 2.470%, 5/1/2008	6,200,000
10,000,000		Carroll County, GA Development Authority, (Series 2007) Weekly VRDNs (Janus Investments, LLC)/(Regions Bank, Alabama LOC), 2.700%, 5/1/2008	10,000,000
14,960,000		Clayton County, GA Housing Authority, (Series 2000: Villages at Lake Ridge Apartments) Weekly VRDNs (Timber Mills Partners LP)/(Regions Bank, Alabama LOC), 2.650%, 5/1/2008	14,960,000
630,000		Clayton County, GA Housing Authority, (Series 2000A: Summerwind) Weekly VRDNs (Double Winds Ventures LLC)/(FNMA LOC), 2.550%, 5/1/2008	630,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Georgia--continued
$7,970,000		Clayton County, GA Housing Authority, (Series 2004: Ashton Walk Apartments) Weekly VRDNs (Ashton Forest Park LP)/(Regions Bank, Alabama LOC), 2.650%, 5/1/2008	$7,970,000
5,485,000		Clayton County, GA Housing Authority, (Series 2006) Weekly VRDNs (Provence Place Apartments)/(Regions Bank, Alabama LOC), 2.490%, 5/1/2008	5,485,000
4,235,000		Cobb County, GA Development Authority, (Series 2003) Weekly VRDNs (Young Men’s Christian Association of Cobb County, GA, Inc.)/(SunTrust Bank LOC), 2.480%, 5/1/2008	4,235,000
5,000,000		Cobb County, GA Development Authority, (Series 2007) Weekly VRDNs (Republic Services, Inc.), 3.900%, 5/7/2008	5,000,000
3,300,000		Cobb County, GA Housing Authority, (Series 2002) Weekly VRDNs (Walton Reserve Apartments)/(SunTrust Bank LOC), 2.890%, 5/7/2008	3,300,000
8,000,000		Cobb County, GA Housing Authority, (Series 2003) Weekly VRDNs (Woodchase Village Apartments)/(Regions Bank, Alabama LOC), 3.500%, 5/1/2008	8,000,000
11,300,000		Cobb County, GA Housing Authority, (Series 2004) Weekly VRDNs (Parkland Manor LP)/ (Wachovia Bank N.A. LOC), 2.650%, 5/1/2008	11,300,000
400,000		Cobb County, GA IDA, IDRB (Series 1995) Weekly VRDNs (Consolidated Engineering Co., Inc.)/(Branch Banking & Trust Co. LOC), 2.580%, 5/1/2008	400,000
8,680,000		Cobb-Marietta, GA Coliseum & Exhibit Hall Authority, (Series 1996A) Weekly VRDNs (MBIA Insurance Corp. INS)/(SunTrust Bank LIQ), 4.800%, 5/7/2008	8,680,000
4,185,000		Columbus, GA Development Authority, (Series 2005) Weekly VRDNs (Foundation Properties, Inc.)/(Columbus Bank and Trust Co., GA LOC), 2.580%, 5/1/2008	4,185,000
2,175,000		Columbus, GA Development Authority, (Series 2005A) Weekly VRDNs (Foundation Properties, Inc.)/(Columbus Bank and Trust Co., GA LOC), 2.580%, 5/1/2008	2,175,000
8,900,000		Columbus, GA Development Authority, Student Housing & Academic Facilities (Series 2006) Weekly VRDNs (Foundation Properties, Inc.)/ (Columbus Bank and Trust Co., GA LOC), 2.580%, 5/1/2008	8,900,000
4,000,000		Columbus, GA Hospital Authority, (Series 2000) Weekly VRDNs (St. Francis Hospital, Inc., GA)/(SunTrust Bank LOC), 2.440%, 5/7/2008	4,000,000
4,130,000		Columbus, GA IDA Industrial & Port Development Commission, (Series 1992) Weekly VRDNs (Maine Street Village Partnership)/(Columbus Bank and Trust Co., GA LOC), 2.780%, 5/1/2008	4,130,000
6,200,000		Columbus, GA IDA, (Series 2002) Weekly VRDNs (Denim North America LLC)/(Columbus Bank and Trust Co., GA LOC), 2.800%, 5/1/2008	6,200,000
10,125,000		Coweta County, GA Development Authority, (First Series 2006) Daily VRDNs (Georgia Power Co.), 2.630%, 5/1/2008	10,125,000
30,515,000		Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.180%, 5/1/2008	30,515,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Georgia--continued
$7,500,000		Dade County, GA IDA, (Series 1997) Weekly VRDNs (Bull Moose Tube Co.)/ (U.S. Bank, N.A. LOC), 2.630%, 5/1/2008	$7,500,000
25,485,000		Dalton, GA Development Authority, (Series 2003B) Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America N.A. LOC), 2.450%, 5/1/2008	25,485,000
1,300,000		Dawson County, GA Development Authority, (Series 1999) Weekly VRDNs (Impulse Investments LLC)/(Wachovia Bank N.A. LOC), 2.500%, 5/1/2008	1,300,000
950,000		Dawson County, GA Development Authority, (Series 2002) Weekly VRDNs (Impulse Manufacturing, Inc.)/(Wachovia Bank N.A. LOC), 2.500%, 5/1/2008	950,000
5,930,000		De Kalb Private Hospital Authority, GA, (Series 1994B) Weekly VRDNs (Egleston Children’s Hospital at Emory University, Inc.)/(SunTrust Bank LOC), 2.690%, 5/7/2008	5,930,000
2,865,000		DeKalb County, GA Development Authority Weekly VRDNs (Lifesouth Community Blood Centers, Inc.)/(SunTrust Bank LOC), 2.440%, 5/1/2008	2,865,000
1,250,000		DeKalb County, GA Development Authority Weekly VRDNs (Rock-Tenn Co.)/ (SunTrust Bank LOC), 2.590%, 5/7/2008	1,250,000
800,000		DeKalb County, GA Development Authority, (Series 1992) Weekly VRDNs (American Cancer Society, GA)/(SunTrust Bank LOC), 2.440%, 5/1/2008	800,000
2,225,000		DeKalb County, GA Development Authority, (Series 1999) Weekly VRDNs (Boy’s and Girl’s Clubs)/(SunTrust Bank LOC), 2.440%, 5/1/2008	2,225,000
7,000,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (The Paideia School, Inc.)/(SunTrust Bank LOC), 2.700%, 5/7/2008	7,000,000
2,725,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (The Task Force for Child Survival & Development, Inc.)/(SunTrust Bank LOC), 2.750%, 5/7/2008	2,725,000
11,000,000		DeKalb County, GA MFH Authority, (Series 2004) Weekly VRDNs (Highlands at East Atlanta Apartments)/(Bank of America N.A. LOC), 2.650%, 5/1/2008	11,000,000
1,726,000	[3,4]	DeKalb County, GA Water & Sewer, Floater Certificates (Series 2006-1906) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 2.480%, 5/1/2008	1,726,000
1,593,000	[3,4]	DeKalb County, GA Water & Sewer, Floater Certificates (Series 2006-1907) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 2.480%, 5/1/2008	1,593,000
5,975,000	[3,4]	DeKalb County, GA Water & Sewer, Solar Eclipse (Series 2006-0074) Weekly VRDNs (FSA INS)/(U.S. Bank, N.A. LIQ), 2.460%, 5/1/2008	5,975,000
4,000,000		Dougherty County, GA Development Authority, (Series 2001) Weekly VRDNs (Deerfield-Windsor School)/(Regions Bank, Alabama LOC), 2.460%, 5/1/2008	4,000,000
5,700,000		Douglas County, GA Development Authority, (Series 2002) Weekly VRDNs (Reflek Manufacturing, Inc.)/(Bank of America N.A. LOC), 2.650%, 5/1/2008	5,700,000
7,000,000		Fayette County, GA, (Series 1998) Weekly VRDNs (Gardner Denver Machinery, Inc.)/(National City Bank LOC), 2.740%, 5/1/2008	7,000,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Georgia--continued
$4,950,000		Fitzgerald & Ben Hill County, GA Development Authority, (Series 2007) Weekly VRDNs (Agri-Products, Inc.)/(Wachovia Bank N.A. LOC), 2.700%, 5/1/2008	$4,950,000
6,720,000		Floyd County, GA Development Authority, (Series 2002) Weekly VRDNs (Darlington School)/(SunTrust Bank LOC), 2.550%, 5/1/2008	6,720,000
2,175,000		Forsyth County, GA Development Authority, (Series 2002) Weekly VRDNs (Brama LLC)/ (Wachovia Bank N.A. LOC), 2.500%, 5/1/2008	2,175,000
4,620,000		Franklin County, GA Industrial Building Authority, (Series 1995) Weekly VRDNs (Bosal Industries, Inc.)/(LaSalle Bank Midwest, N.A. LOC), 2.600%, 5/1/2008	4,620,000
1,100,000		Fulco, GA Hospital Authority, (Series 1999) Weekly VRDNs (Piedmont Hospital)/(SunTrust Bank LOC), 2.430%, 5/7/2008	1,100,000
10,770,000	[3,4]	Fulton County, GA Building Authority, PUTTERs (Series 323) Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.430%, 5/1/2008	10,770,000
2,800,000		Fulton County, GA Development Authority, (Series 1998) Weekly VRDNs (Morehouse School of Medicine)/(SunTrust Bank LOC), 2.440%, 5/7/2008	2,800,000
4,300,000		Fulton County, GA Development Authority, (Series 1999) Weekly VRDNs (Boy’s and Girl’s Clubs)/(SunTrust Bank LOC), 2.440%, 5/1/2008	4,300,000
5,700,000		Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Trinity School, Inc.)/(SunTrust Bank LOC), 2.440%, 5/7/2008	5,700,000
900,000		Fulton County, GA Development Authority, (Series 2002) Weekly VRDNs (The Sheltering Arms)/(Bank of America N.A. LOC), 2.450%, 5/1/2008	900,000
2,500,000		Fulton County, GA Development Authority, (Series 2005) Weekly VRDNs (Mt. Vernon Presbyterian School, Inc.)/(Branch Banking & Trust Co. LOC), 2.480%, 5/1/2008	2,500,000
4,200,000		Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (The Weber School, Inc.)/(Branch Banking & Trust Co. LOC), 2.480%, 5/1/2008	4,200,000
4,000,000		Fulton County, GA Development Authority, (Series 2007) Weekly VRDNs (First Montessori School of Atlanta, Inc.)/(Branch Banking & Trust Co. LOC), 2.480%, 5/1/2008	4,000,000
8,000,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children’s Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thueringen LIQ), 2.690%, 5/7/2008	8,000,000
4,500,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Pace Academy, Inc.)/(Bank of America N.A. LOC), 2.450%, 5/1/2008	4,500,000
6,400,000		Fulton County, GA Housing Authority, (Series 2008A) Weekly VRDNs (Walton Lakes LLC)/(SunTrust Bank LOC), 2.700%, 5/7/2008	6,400,000
7,700,000		Fulton County, GA IDA Monthly VRDNs (Automatic Data Processing, Inc.), 1.450%, 5/15/2008	7,700,000
4,500,000		Fulton County, GA IDA, (Series 2005) Weekly VRDNs (Phoenix Stamping Group LLC)/(Columbus Bank and Trust Co., GA LOC), 2.630%, 5/1/2008	4,500,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Georgia--continued
$1,745,000		Fulton County, GA Residential Care Facilities, (Series 2006C) Weekly VRDNs (Lenbrook Square Foundation, Inc.)/(Bank of Scotland, Edinburgh LOC), 2.600%, 5/7/2008	$1,745,000
45,000,000		Fulton County, GA School District, 3.00% TANs, 12/31/2008	45,220,720
16,900,000		Gainesville & Hall County, GA Hospital Authority, (Series 2007A) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(MBIA Insurance Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 3.900%, 5/7/2008	16,900,000
14,000,000		Gainesville & Hall County, GA Hospital Authority, (Series 2007B) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(MBIA Insurance Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 3.900%, 5/7/2008	14,000,000
14,000,000		Gainesville & Hall County, GA Hospital Authority, (Series 2007C) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(MBIA Insurance Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 3.900%, 5/7/2008	14,000,000
45,550,000		Gainesville & Hall County, GA Hospital Authority, (Series 2007E) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(MBIA Insurance Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 3.900%, 5/7/2008	45,550,000
1,000,000		Gainesville and Hall County, GA Development Authority, (Series 2000) Weekly VRDNs (ATEX, Inc.)/(Wachovia Bank N.A. LOC), 2.500%, 5/1/2008	1,000,000
1,980,000		Gainesville, GA Redevelopment Authority, (Series 1999) Weekly VRDNs (Brenau University, Inc.)/(SunTrust Bank LOC), 2.440%, 5/1/2008	1,980,000
800,000		Gainesville, GA Redevelopment Authority, Downtown Developments, Ltd (Series 1987) Weekly VRDNs (Downtown Developments Ltd.)/(Regions Bank, Alabama LOC), 2.330%, 5/1/2008	800,000
900,000		Georgia Ports Authority, (Series 1996A) Weekly VRDNs (Colonel’s Island Terminal)/(SunTrust Bank LOC), 2.590%, 5/7/2008	900,000
2,500,000		Georgia Ports Authority, (Series 2006) Weekly VRDNs (Garden City Terminal)/(SunTrust Bank LOC), 2.700%, 5/7/2008	2,500,000
2,750,000	[3,4]	Georgia State HFA, MERLOTS (Series 2001 A-106), 2.15% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 2/18/2009	2,750,000
11,100,000	[3,4]	Georgia State HFA, MERLOTS (Series B11) Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.870%, 5/7/2008	11,100,000
7,500,000		Georgia State Road and Tollway Authority, 5.00% GANs, 6/1/2008	7,508,128
4,980,000	[3,4]	Georgia State Road and Tollway Authority, PT-2019 Weekly VRDNs (GTD by Georgia State)/(KBC Bank N.V. LIQ), 2.460%, 5/1/2008	4,980,000
6,755,000	[3,4]	Georgia State Road and Tollway Authority, PUTTERs (Series 1788) Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase & Co. LIQ), 2.580%, 5/1/2008	6,755,000
4,700,000		Georgia State, (Series 2006 H-1) Weekly VRDNs (Dexia Credit Local LIQ), 2.400%, 5/1/2008	4,700,000
16,000,000		Georgia State, (Series 2006 H-3) Weekly VRDNs (Dexia Credit Local LIQ), 2.250%, 5/1/2008	16,000,000
10,125,000		Georgia State, (Series 2007E), 4.00% Bonds, 8/1/2008	10,134,094
		SHORT-TERM MUNICIPALS--continued[1,2]
		Georgia--continued
$6,100,000	[3,4]	Georgia State, (Series 2008 FR/RI-5KW) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 2.900%, 5/7/2008	$6,100,000
5,540,000	[3,4]	Georgia State, GS Trust (Series 2006-85TP) Weekly VRDNs (Wells Fargo & Co. LIQ), 2.440%, 5/1/2008	5,540,000
12,955,000	[3,4]	Georgia State, PUTTERs (Series 128) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 2.510%, 5/1/2008	12,955,000
10,000,000		Gordon County, GA Development Authority, (Series 2007) Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Wachovia Bank N.A. LOC), 2.500%, 5/1/2008	10,000,000
230,000		Gwinnett County, GA Development Authority, (Series 1997) Weekly VRDNs (Virgil R. Williams, Jr.)/(Wachovia Bank N.A. LOC), 2.500%, 5/1/2008	230,000
9,639,000		Gwinnett County, GA Development Authority, (Series 2001) Weekly VRDNs (Gwinnett County, GA)/(GTD by Landesbank Hessen-Thueringen LIQ), 2.560%, 5/7/2008	9,639,000
1,600,000		Gwinnett County, GA Development Authority, (Series 2002) Weekly VRDNs (CBD Management LLC)/(Wachovia Bank N.A. LOC), 2.500%, 5/1/2008	1,600,000
1,275,000		Gwinnett County, GA Development Authority, (Series 2004) Weekly VRDNs (Pak-Lite, Inc.)/(Wachovia Bank N.A. LOC), 2.500%, 5/1/2008	1,275,000
7,500,000		Gwinnett County, GA Development Authority, (Series 2007) Weekly VRDNs (Notre Dame Academy, Inc.)/(Bank of North Georgia LOC), 2.580%, 5/1/2008	7,500,000
1,000,000		Gwinnett County, GA Hospital Authority, (Series 2007A) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(FSA INS)/(SunTrust Bank LIQ), 2.500%, 5/7/2008	1,000,000
9,000,000		Gwinnett County, GA Housing Authority, (Series 2006) Weekly VRDNs (Palisades at Satellite Crossing Apartments)/(SunTrust Bank LOC), 2.550%, 5/1/2008	9,000,000
39,350,000		Hall County & Gainesville, GA Hospital Authority, (Series 2007F) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(MBIA Insurance Corp. INS)/(Bayerische Landesbank LIQ), 3.900%, 5/7/2008	39,350,000
2,285,000		Hall County, GA School District, (Series B), 4.50% Bonds (GTD by Georgia State), 11/1/2008	2,297,792
380,000		Jackson County, GA IDA, (Series 1997) Weekly VRDNs (Mullett Co.)/ (Wachovia Bank N.A. LOC), 2.500%, 5/1/2008	380,000
2,500,000		Jefferson, GA Development Authority, (Series 2001) Weekly VRDNs (Building Investment Co. LLC)/(SunTrust Bank LOC), 2.640%, 5/1/2008	2,500,000
21,710,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 2.600%, 5/1/2008	21,710,000
2,830,000		La Grange, GA, MFH Authority, Revenue Bonds, 2.90% TOBs (Lee’s Crossing Project Phase II)/(Columbus Bank and Trust Co., GA LOC), Optional Tender 10/31/2008	2,830,000
2,650,000		La Grange, GA, MFH Authority, Revenue Bonds, 2.90% TOBs (Lee’s Crossing Project Phase I)/(Columbus Bank and Trust Co., GA LOC), Optional Tender 10/31/2008	2,650,000
16,100,000		Macon-Bibb County, GA Hospital Authority, (Series 2005) Weekly VRDNs (Medical Center of Central Georgia, Inc.)/(SunTrust Bank LIQ), 3.600%, 5/7/2008	16,100,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Georgia--continued
$5,280,000		Macon-Bibb County, GA Industrial Authority, (Series 2007) Weekly VRDNs (Battle Lumber Co., Inc.)/(U.S. Bank, N.A. LOC), 2.550%, 5/1/2008	$5,280,000
7,770,000	[3,4]	Marietta, GA Housing Authority, MFH Revenue Bonds (Series 1995) Weekly VRDNs (Chalet Apartments)/(General Electric Capital Corp. LOC), 2.780%, 5/7/2008	7,770,000
18,280,000	[3,4]	Metropolitan Atlanta Rapid Transit Authority, GA, PT-4042 Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.460%, 5/1/2008	18,280,000
757,000		Milledgeville & Baldwin County, GA Development Authority, (Series 2000) Weekly VRDNs (Vernay Manufacturing, Inc.)/(U.S. Bank, N.A. LOC), 2.570%, 5/1/2008	757,000
10,000,000		Monroe County, GA Development Authority, (2nd Series 1995), 3.76% TOBs (Georgia Power Co.), Mandatory Tender 7/1/2008	10,000,000
3,900,000		Monroe County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 2.630%, 5/1/2008	3,900,000
10,000,000		Montgomery County, GA Development Authority, (Series 2007) Weekly VRDNs (Brewton Parker College, Inc.)/(Columbus Bank and Trust Co., GA LOC), 2.580%, 5/1/2008	10,000,000
5,800,000		Municipal Electric Authority of Georgia, (Series 1994 E) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.600%, 5/7/2008	5,800,000
3,050,000		Municipal Electric Authority of Georgia, (Series 1994D) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.800%, 5/7/2008	3,050,000
24,310,000		Municipal Electric Authority of Georgia, (Series 1998: Project One) BANs, 1.35% CP (GTD by Bayerische Landesbank, Wachovia Bank N.A. and WestLB AG LOCs), Mandatory Tender 5/27/2008	24,310,000
4,290,000		Newnan, GA Housing Authority, (Series 2002) Weekly VRDNs (Summit Point Apartments)/(Columbus Bank and Trust Co., GA LOC), 2.530%, 5/1/2008	4,290,000
2,600,000		Oconee County, GA IDA, (Series 2003) Weekly VRDNs (Athens Academy, Inc.)/(SunTrust Bank LOC), 2.700%, 5/7/2008	2,600,000
2,030,000		Paulding County, GA School District, 5.00% Bonds (GTD by Georgia State), 8/1/2008	2,038,223
2,000,000		Pike County, GA Development Authority, (Series 2003) Weekly VRDNs (Southern Mills, Inc.)/(Bank of America N.A. LOC), 2.900%, 5/7/2008	2,000,000
15,800,000		Private Colleges & Universities Facilities of GA, (Series 2005C-1) Weekly VRDNs (Emory University), 2.200%, 5/1/2008	15,800,000
16,200,000		Private Colleges & Universities Facilities of GA, (Series 2005C-2) Weekly VRDNs (Emory University), 2.200%, 5/1/2008	16,200,000
22,000,000		Private Colleges & Universities Facilities of GA, 1.45% CP (Emory University), Mandatory Tender 5/30/2008	22,000,000
23,000,000		Private Colleges & Universities Facilities of GA, 1.63% CP (Emory University), Mandatory Tender 6/5/2008	23,000,000
8,000,000		Richmond County, GA Board of Education, 5.00% Bonds (GTD by Georgia State), 10/1/2008	8,057,080
		SHORT-TERM MUNICIPALS--continued[1,2]
		Georgia--continued
$9,000,000		Richmond County, GA Development Authority, (Series 2008A) Weekly VRDNs (MCG Health, Inc.)/(UBS AG LOC), 2.550%, 5/7/2008	$9,000,000
10,000,000		Richmond County, GA Development Authority, (Series 2008B) Weekly VRDNs (MCG Health, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 2.700%, 5/7/2008	10,000,000
4,150,000		Rome-Floyd County, GA Development Authority, (Series 2000) Weekly VRDNs (Steel King Industries, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.530%, 5/1/2008	4,150,000
8,040,000		Roswell, GA Housing Authority, (Series 2005) Weekly VRDNs (Wood Creek Apartments)/(FNMA LOC), 2.550%, 5/1/2008	8,040,000
4,600,000		Roswell, GA Housing Authority, MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC), 2.800%, 5/7/2008	4,600,000
3,000,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 3.900%, 5/7/2008	3,000,000
5,725,000		Savannah, GA EDA, (Series 2008) Weekly VRDNs (Saint Andrews School)/(Columbus Bank and Trust Co., GA LOC), 2.580%, 5/1/2008	5,725,000
1,000,000		Savannah, GA EDA, (Series 2008A: University Village) Weekly VRDNs (SSU Foundation Real Estate Ventures LLC)/(Wachovia Bank N.A. LOC), 2.400%, 5/1/2008	1,000,000
7,000,000		Savannah, GA Housing Authority, (Series 2003) Weekly VRDNs (Bradley Pointe Apartments)/(Key Bank, N.A. LOC), 2.550%, 5/1/2008	7,000,000
4,480,000		Screven County, GA IDA, (Series 1995) Weekly VRDNs (Sylvania Yarn Systems, Inc. Project)/(Wachovia Bank N.A. LOC), 2.750%, 5/7/2008	4,480,000
2,000,000		Tallapoosa, GA Development Authority, (Series 1994) Weekly VRDNs (U.S. Can Co.)/ (Deutsche Bank Trust Co. Americas LOC), 3.200%, 5/7/2008	2,000,000
1,800,000		Tattnall County, GA IDA, (Series 1999) Weekly VRDNs (Rotary Corp.)/ (Bank of America N.A. LOC), 2.600%, 5/1/2008	1,800,000
1,000,000		Thomasville, GA Payroll Development Authority, (Series 2005A) Weekly VRDNs (American Fresh Foods LP)/(Wachovia Bank N.A. LOC), 2.500%, 5/1/2008	1,000,000
1,885,000		Wayne County, GA, IDA, (Series 2004) Weekly VRDNs (Great Southern Wood, Inc.)/(Wachovia Bank N.A. LOC), 2.500%, 5/2/2008	1,885,000
1,175,000		Whitfield County, GA Development Authority, (Series 1996) Weekly VRDNs (AMC International, Inc.)/(SunTrust Bank LOC), 2.650%, 5/1/2008	1,175,000
10,000,000		Willacoochee, GA Development Authority, (Series 1997) Weekly VRDNs (Langboard, Inc.)/(SunTrust Bank LOC), 2.590%, 5/1/2008	10,000,000
1,000,000		Winder-Barrow County, GA Joint Development Authority, (Series 2004: Solid Waste Disposal Revenue Bonds) Weekly VRDNs (Republic Services, Inc.), 3.900%, 5/7/2008	1,000,000
6,250,000		Winder-Barrow County, GA Joint Development Authority, (Series 2007) Weekly VRDNs (Republic Services, Inc.), 3.900%, 5/7/2008	6,250,000

		TOTAL	1,247,053,037

		SHORT-TERM MUNICIPALS--continued[1,2]
		Puerto Rico--0.2%
$2,000,000	[3,4]	Puerto Rico Highway and Transportation Authority, MERLOTS (Series 2007-C111), 2.35% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 8/20/2008	$2,000,000

		TOTAL MUNICIPAL INVESTMENTS--99.5% (AT AMORTIZED COST)[5]	1,249,053,037

		OTHER ASSETS AND LIABILITIES--NET--0.5%[6]	6,198,470

		TOTAL NET ASSETS--100%	$1,255,251,507

Securities that are subject to the federal alternative minimum tax (AMT) represent 29.1% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO’s two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor’s, MIG-1 or MIG-2 by Moody’s Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2008, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier

98.8%	1.2%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2008, these restricted securities amounted to $175,479,000, which represented 14.0% of total net assets.

4 Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At April 30, 2008, these liquid restricted securities amounted to $175,479,000, which represented 14.0% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PCR	--Pollution Control Revenue
PCRB	--Pollution Control Revenue Bond
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$1,249,053,037
Cash		45,284
Income receivable		4,461,555
Receivable for shares sold		2,561,018
Prepaid expenses		18,317

TOTAL ASSETS		1,256,139,211

Liabilities:
Payable for shares redeemed	$170,262
Income distribution payable	118,782
Payable for transfer and dividend disbursing agent fees and expenses	352,838
Payable for shareholder services fee (Note 4)	245,822

TOTAL LIABILITIES		887,704

Net assets for 1,254,889,239 shares outstanding		$1,255,251,507

Net Assets Consist of:
Paid-in capital		$1,254,889,239
Accumulated net realized gain on investments		355,556
Undistributed net investment income		6,712

TOTAL NET ASSETS		$1,255,251,507

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,255,251,507 ÷ 1,254,889,239 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2008 (unaudited)

Investment Income:
Interest			$14,140,917

Expenses:
Investment adviser fee (Note 4)		$1,920,599
Administrative personnel and services fee (Note 4)		376,181
Custodian fees		17,687
Transfer and dividend disbursing agent fees and expenses		194,161
Directors’/Trustees’ fees		4,242
Auditing fees		8,652
Legal fees		7,076
Portfolio accounting fees		55,303
Shareholder services fee (Note 4)		1,193,156
Account administration fee		7,219
Share registration costs		20,932
Printing and postage		12,251
Insurance premiums		3,911
Miscellaneous		895

TOTAL EXPENSES		3,822,265

Waivers and Reduction:
Waiver of investment adviser fee (Note 4)	$(1,435,596)
Waiver of administrative personnel and services fee (Note 4)	(10,408)
Reduction of custodian fees	(1,258)

TOTAL WAIVERS AND REDUCTION		(1,447,262)

Net expenses			2,375,003

Net investment income			11,765,914

Net realized gain on investments			356,617

Change in net assets resulting from operations			$12,122,531

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2008	Year Ended 10/31/2007

Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,765,914	$23,407,113
Net realized gain on investments	356,617	19,490

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	12,122,531	23,426,603

Distributions to Shareholders:
Distributions from net investment income	(11,758,291)	(23,408,031)
Distributions from net realized gain on investments	(17,205)	(41,119)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,775,496)	(23,449,150)

Share Transactions:
Proceeds from sale of shares	1,336,041,965	1,822,822,899
Net asset value of shares issued to shareholders in payment of distributions declared	10,801,150	21,531,996
Cost of shares redeemed	(876,947,679)	(1,713,511,432)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	469,895,436	130,843,463

Change in net assets	470,242,471	130,820,916

Net Assets:
Beginning of period	785,009,036	654,188,120

End of period (including undistributed (distributions in excess of) net investment income of $6,712 and $(911), respectively)	$1,255,251,507	$785,009,036

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2008 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Georgia Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the state of Georgia consistent with stability of principal and liquidity. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”, on November 1, 2007. As of and during the six months ended April 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2008	Year Ended 10/31/2007

Shares sold	1,336,041,965	1,822,822,899

Shares issued to shareholders in payment of distributions declared	10,801,150	21,531,996

Shares redeemed	(876,947,679)	(1,713,511,432)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	469,895,436	130,843,463

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”). Effective February 28, 2007, the advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. Prior to February 28, 2007, the advisory agreement between the Fund and the Adviser provided for an annual fee equal to 0.50% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the Adviser voluntarily waived $1,435,596 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $10,408 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2008, FSSC received $295 of fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $582,624,500 and $409,554,001, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2008, 70.0% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 13.3% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund’s net assets or results of operations.

Shareholder Meeting Results (Unaudited)

A Special Meeting of Shareholders of Georgia Municipal Cash Trust, a portfolio of Money Market Obligations Trust (the “Trust”), was held on March 18, 2008. On January 18, 2008, the record date for shareholders voting at the meeting, there were 182,155,116,740 total outstanding shares of the Trust. The following items were considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM 1

To elect five Trustees.1

Name	For	Withheld

Nicholas P. Constantakis	61,664,488,031	513,386,538

J. Christopher Donahue	61,693,660,618	484,213,951

R. James Nicholson	61,671,629,324	506,245,228

Thomas M. O’Neill	61,688,131,563	489,732,592

James F. Will	61,682,345,729	495,518,426

1 The following Trustees continued their terms: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., John F. Cunningham, Peter E. Madden, Charles F. Mansfield, Jr., John E. Murray, Jr., Marjorie P. Smuts and John S. Walsh.

Evaluation and Approval of Advisory Contract

GEORGIA MUNICIPAL CASH TRUST (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2007. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund’s performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. In this regard, it was noted that, effective February 28, 2007, the Fund’s contractual advisory fee was reduced by 10 basis points.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

For the Fund’s most recently completed fiscal year, the Fund’s investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund’s advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Securities Corp., Distributor

Cusip 60934N328

G01478-01 (6/08)

Federated is a registered mark of Federated Investors, Inc.
2008 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Maryland Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2008

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
SHAREHOLDER MEETING RESULTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2008	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.011	0.030	0.027	0.016	0.005	0.006
Net realized gain (loss) on investments	0.000 [1]	0.000 [1]	--	0.000 [1]	(0.000)[1]	--

TOTAL FROM INVESTMENT OPERATIONS	0.011	0.030	0.027	0.016	0.005	0.006

Less Distributions:
Distributions from net investment income	(0.011)	(0.030)	(0.027)	(0.016)	(0.005)	(0.006)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.07%	3.05%	2.73%	1.61%	0.53%	0.59%

Ratios to Average Net Assets:

Net expenses	0.70%[3]	0.70%	0.69%	0.68%	0.70%	0.70%

Net investment income	2.11%[3]	3.01%	2.71%	1.58%	0.54%	0.59%

Expense waiver/reimbursement[4]	0.18%[3]	0.29%	0.43%	0.42%	0.42%	0.29%

Supplemental Data:

Net assets, end of period (000 omitted)	$138,047	$113,640	$92,330	$78,122	$83,202	$95,930

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period[1]

Actual	$1,000	$1,010.70	$3.50

Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.38	$3.52

1 Expenses are equal to the Fund’s annualized net expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At April 30, 2008, the Fund’s portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets

Variable Rate Demand Instruments	83.6%

Municipal Notes	15.2%

Other Assets and Liabilities--Net[2]	1.2%

TOTAL	100.0%

At April 30, 2008, the Fund’s effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets

1-7 Days	82.1%

8-30 Days	1.5%

31-90 Days	2.1%

91-180 Days	0.0%

181 Days or more	13.1%

Other Assets and Liabilities--Net[2]	1.2%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2008 (unaudited)

Principal Amount			Value

		SHORT-TERM MUNICIPALS--98.8%[1,2]
		Maryland--98.0%
$875,000		Baltimore County, MD IDA, (Series 1994A), Weekly VRDNs (Pitts Realty LP)/(Bank of New York LOC), 2.450%, 5/1/2008	$875,000
2,100,000		Baltimore County, MD Port Facility Monthly VRDNs (Occidental Petroleum Corp.)/(BNP Paribas SA LOC), 2.000%, 5/15/2008	2,100,000
985,000		Baltimore County, MD Weekly VRDNs (Calvert Hall College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.430%, 5/2/2008	985,000
1,150,000		Baltimore County, MD, (1994 Issue), Weekly VRDNs (Direct Marketing Associates, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.850%, 5/7/2008	1,150,000
6,450,000		Baltimore County, MD, (Series 2004), Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 2.530%, 5/1/2008	6,450,000
200,000		Carroll County, MD, (Series 1995B), Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC), 2.600%, 5/1/2008	200,000
3,740,000		Harford County, MD EDA, (Series 2001), Weekly VRDNs (Clark Finance LLC)/(Branch Banking & Trust Co. LOC), 2.580%, 5/1/2008	3,740,000
3,950,000		Howard County, MD Economic Development Revenue Board, (Series 2005), Weekly VRDNs (Eight P CPL LLC)/(Comerica Bank LOC), 2.620%, 5/1/2008	3,950,000
4,995,000	[3,4]	Maryland Community Development Administration - Housing Revenue, (PA-629R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.520%, 5/1/2008	4,995,000
1,865,000	[3,4]	Maryland Community Development Administration - Residential Revenue, (Series 2004 FR/RI-L59J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.180%, 5/7/2008	1,865,000
5,000,000		Maryland Community Development Administration - Residential Revenue, (Series 2007L), 3.37% BANs, 12/15/2008	5,000,000
5,120,000	[3,4]	Maryland Community Development Administration - Residential Revenue, MERLOTS (Series 2007-C54), Weekly VRDNs (Bank of New York LIQ), 2.870%, 5/7/2008	5,120,000
2,900,000		Maryland IDFA, (Series 1999), 3.50% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 6/1/2008	2,900,000
2,870,000		Maryland IDFA, (Series 2002A), Weekly VRDNs (National Aquarium in Baltimore, Inc.)/(SunTrust Bank LOC), 2.690%, 5/7/2008	2,870,000
3,000,000	[3,4]	Maryland IDFA, Term Tender Custodial Receipts (Series 2008S), 2.55% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/26/2008	3,002,548
3,030,000		Maryland State Community Development Administration, (Series 1990 C), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 2.790%, 5/7/2008	3,030,000
9,200,000		Maryland State Community Development Administration, (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 2.790%, 5/7/2008	9,200,000
1,750,000		Maryland State Economic Development Corp., (Series 1998), Weekly VRDNs (Morrison Health Care, Inc.)/(Bank of America N.A. LOC), 2.650%, 5/1/2008	1,750,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Maryland--continued
$1,935,000		Maryland State Economic Development Corp., (Series 1999A), Weekly VRDNs (Victor Graphics, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.630%, 5/2/2008	$1,935,000
1,400,000		Maryland State Economic Development Corp., (Series 2000), Weekly VRDNs (AFCO Cargo BWI II LLC)/(SunTrust Bank LOC), 2.590%, 5/1/2008	1,400,000
2,425,000		Maryland State Economic Development Corp., (Series 2002), Weekly VRDNs (Mirage-Tucker LLC Facility)/(Wilmington Trust Co. LOC), 2.500%, 5/2/2008	2,425,000
4,600,000		Maryland State Economic Development Corp., (Series 2003), Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 2.480%, 5/1/2008	4,600,000
1,100,000		Maryland State Economic Development Corp., (Series 2003: Maryland Science Center), Weekly VRDNs (Maryland Academy of Sciences)/(Bank of America N.A. LOC), 2.450%, 5/1/2008	1,100,000
2,035,000		Maryland State Economic Development Corp., (Series 2005A), Weekly VRDNs (Canusa Hershman Recycling)/(Wachovia Bank N.A. LOC), 2.500%, 5/2/2008	2,035,000
1,950,000		Maryland State Economic Development Corp., (Series 2006), Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 2.480%, 5/1/2008	1,950,000
5,000,000		Maryland State Economic Development Corp., (Series 2007), Weekly VRDNs (Constellation Energy Group, Inc.)/(Wachovia Bank N.A. LOC), 2.600%, 5/1/2008	5,000,000
810,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1998), Weekly VRDNs (Woodbourne Center, Inc.)/(PNC Bank, N.A. LOC), 2.480%, 5/6/2008	810,000
750,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2002), Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC), 2.700%, 5/7/2008	750,000
2,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2006), Weekly VRDNs (Severn School, Inc.)/(PNC Bank, N.A. LOC), 2.430%, 5/1/2008	2,000,000
750,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2007), Weekly VRDNs (Gaudenzia Foundation, Inc.)/(PNC Bank, N.A. LOC), 2.430%, 5/2/2008	750,000
1,500,000		Maryland State Health & Higher Educational Facilities Authority, Maimonides Academy of Baltimore (Series 2005), Weekly VRDNs (Yeshivat Rambam Issue)/(PNC Bank, N.A. LOC), 2.430%, 5/2/2008	1,500,000
3,200,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, PUTTERs (Series 2601), Weekly VRDNs (Lifebridge Health)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.510%, 5/1/2008	3,200,000
3,015,000		Maryland State IDFA, (Series 2005), Weekly VRDNs (Baltimore International College, Inc.)/(Branch Banking & Trust Co. LOC), 2.480%, 5/1/2008	3,015,000
4,000,000		Maryland State IDFA, (Series 2005), Weekly VRDNs (McDonogh School, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.480%, 5/2/2008	4,000,000
3,750,000	[3,4]	Maryland State, DFA Municipal Trust (Series 3002), Weekly VRDNs (DePfa Bank PLC LIQ), 2.500%, 5/1/2008	3,750,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Maryland--continued
$2,380,000		Maryland Water Quality Financing Administrative Revolving Loan Fund, (Series A), 3.00% Bonds, 3/1/2009	$2,401,493
255,000		Montgomery County, MD EDA, (Series 2002), Weekly VRDNs (Institute for Genomic Research, Inc.)/(Bank of America N.A. LOC), 2.450%, 5/1/2008	255,000
5,515,000	[3,4]	Montgomery County, MD EDA, Term Tender Custodial Receipts (Series 2008K), 2.70% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	5,519,509
1,700,000	[3,4]	Montgomery County, MD Housing Opportunities Commission, (Series 2004 FR/RI-L5), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.380%, 5/7/2008	1,700,000
669,000		Montgomery County, MD Weekly VRDNs (Information Systems and Networks Corp.)/(Bank of America N.A. LOC), 2.400%, 5/1/2008	669,000
2,130,000		Montgomery County, MD, (2002 Series A), 5.00% Bonds, 11/1/2008	2,147,173
1,350,000		Montgomery County, MD, Consolidated Public Improvement BANs (2006 Series B), Daily VRDNs (Dexia Credit Local LIQ), 2.600%, 5/1/2008	1,350,000
15,265,000	[3,4]	Northeast MD Waste Disposal Authority, (PT-766), Weekly VRDNs (AMBAC INS)/(GTD by Landesbank Hessen-Thueringen LIQ), 2.480%, 5/1/2008	15,265,000
2,400,000		Washington County, MD Economic Development Revenue Board, (Series 2006), Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wachovia Bank N.A. LOC), 2.550%, 5/1/2008	2,400,000
4,220,000		Washington County, MD, (Series 2000), Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.480%, 5/2/2008	4,220,000

		TOTAL	135,329,723

		Puerto Rico--0.8%
100,000	[3,4]	Puerto Rico HFA, (Series 2003 FR/RI-L30J), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 3.500%, 5/7/2008	100,000
1,000,000	[3,4]	Puerto Rico Public Building Authority, DFA Municipal Trust (Series 2007-01), Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.480%, 5/1/2008	1,000,000

		TOTAL	1,100,000

		TOTAL MUNICIPAL INVESTMENTS--98.8% (AT AMORTIZED COST)[5]	136,429,723

		OTHER ASSETS AND LIABILITIES - NET--1.2%[6]	1,617,570

		TOTAL NET ASSETS--100%	$138,047,293

Securities that are subject to the federal alternative minimum tax (AMT) represent 56.2% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO’s two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor’s, MIG-1 or MIG-2 by Moody’s Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2008, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier

100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2008, these restricted securities amounted to $45,517,057, which represented 33.0% of total net assets.

4 Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At April 30, 2008, these liquid restricted securities amounted to $45,517,057, which represented 33.0% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
COL	--Collateralized
EDA	--Economic Development Authority
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Puttable Tax-Exempt Receipts
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$136,429,723
Cash		1,219,648
Income receivable		440,378
Receivable for shares sold		994
Prepaid expenses		15,624

TOTAL ASSETS		138,106,367

Liabilities:
Payable for shares redeemed	$996
Income distribution payable	21,955
Payable for administrative personnel and services fee	2,353
Payable for shareholder services fee (Note 4)	26,003
Payable for transfer and dividend disbursing agent fees and expenses	4,405
Payable for portfolio accounting fees	3,362

TOTAL LIABILITIES		59,074

Net assets for 137,974,116 shares outstanding		$138,047,293

Net Assets Consist of:
Paid-in capital		$137,974,116
Accumulated net realized gain on investments		72,801
Undistributed net investment income		376

TOTAL NET ASSETS		$138,047,293

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$138,047,293 ÷ 137,974,116 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2008 (unaudited)

Investment Income:
Interest			$1,990,253

Expenses:
Investment adviser fee (Note 4)		$282,961
Administrative personnel and services fee (Note 4)		74,591
Custodian fees		3,083
Transfer and dividend disbursing agent fees and expenses		39,706
Directors’/Trustees’ fees		665
Auditing fees		8,652
Legal fees		7,657
Portfolio accounting fees		21,897
Shareholder services fee (Note 4)		143,712
Account administration fee		18,338
Share registration costs		15,871
Printing and postage		6,971
Insurance premiums		2,760
Miscellaneous		309

TOTAL EXPENSES		627,173

Waivers and Reduction:
Waiver of investment adviser fee (Note 4)	$(116,800)
Waiver of administrative personnel and services fee (Note 4)	(11,725)
Reduction of custodian fees	(595)

TOTAL WAIVERS AND REDUCTION		(129,120)

Net expenses			498,053

Net investment income			1,492,200

Net realized gain on investments			72,726

Change in net assets resulting from operations			$1,564,926

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2008	Year Ended 10/31/2007

Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,492,200	$3,127,445
Net realized gain on investments	72,726	1,525

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,564,926	3,128,970

Distributions to Shareholders:
Distributions from net investment income	(1,491,759)	(3,127,380)

Share Transactions:
Proceeds from sale of shares	284,071,176	443,380,853
Net asset value of shares issued to shareholders in payment of distributions declared	1,308,504	2,652,612
Cost of shares redeemed	(261,045,122)	(424,725,685)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	24,334,558	21,307,780

Change in net assets	24,407,725	21,309,370

Net Assets:
Beginning of period	113,639,568	92,330,198

End of period (including undistributed (distributions in excess of) net investment income of $376 and $(65), respectively)	$138,047,293	$113,639,568

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2008 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Maryland Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income tax imposed by the state of Maryland and Maryland municipalities consistent with stability of principal and liquidity. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”, on November 1, 2007. As of and during the six months ended April 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund’s Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2008	Year Ended 10/31/2007

Shares sold	284,071,176	443,380,853
Shares issued to shareholders in payment of distributions declared	1,308,504	2,652,612
Shares redeemed	(261,045,122)	(424,725,685)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	24,334,558	21,307,780

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the Adviser voluntarily waived $116,800 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the net fee paid to FAS was 0.088% of average daily net assets of the Fund. FAS waived $11,725 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2008, FSSC received $366 of fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $152,915,000 and $128,779,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2008, 72.9% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 12.7% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October, 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund’s net assets or results of operations.

Shareholder Meeting Results (Unaudited)

A Special Meeting of Shareholders of Maryland Municipal Cash Trust, a portfolio of Money Market Obligations Trust (the “Trust”), was held on March 18, 2008. On January 18, 2008, the record date for shareholders voting at the meeting, there were 182,155,116,740 total outstanding shares of the Trust. The following items were considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM 1

To elect five Trustees.1

Name	For	Withheld

Nicholas P. Constantakis	61,664,488,031	513,386,538

J. Christopher Donahue	61,693,660,618	484,213,951

R. James Nicholson	61,671,629,324	506,245,228

Thomas M. O’Neill	61,688,131,563	489,732,592

James F. Will	61,682,345,729	495,518,426

1 The following Trustees continued their terms: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., John F. Cunningham, Peter E. Madden, Charles F. Mansfield, Jr., John E. Murray, Jr., Marjorie P. Smuts and John S. Walsh.

Evaluation and Approval of Advisory Contract

MARYLAND MUNICIPAL CASH TRUST (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2007. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund’s performance fell below the median of the relevant peer group during the year ending December 31, 2006. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. In this regard, it was noted that, effective February 28, 2007, the Fund’s contractual advisory fee was reduced by 10 basis points.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

For the Fund’s most recently completed fiscal year, the Fund’s investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund’s advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Securities Corp., Distributor

Cusip 60934N286

G01175-01 (6/08)

Federated is a registered mark of Federated Investors, Inc.
2008 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Massachusetts Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2008

Institutional Service Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
SHAREHOLDER MEETING RESULTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2008	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.012	0.031	0.027	0.016	0.006	0.006
Net realized gain on investments	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.012	0.031	0.027	0.016	0.006	0.006

Less Distributions:
Distributions from net investment income	(0.012)	(0.031)	(0.027)	(0.016)	(0.006)	(0.006)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	--	--	--	--

TOTAL DISTRIBUTIONS	(0.012)	(0.031)	(0.027)	(0.016)	(0.006)	(0.006)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.17%	3.17%	2.77%	1.65%[3]	0.56%	0.65%

Ratios to Average Net Assets:

Net expenses	0.59%[4]	0.59%	0.60%	0.58%	0.60%	0.60%

Net investment income	2.33%[4]	3.10%	2.73%	1.58%	0.55%	0.66%

Expense waiver/reimbursement[5]	0.22%[4]	0.24%	0.31%	0.35%	0.31%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$292,132	$258,324	$250,048	$218,891	$283,783	$411,681

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.02% on the total return.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,		Period Ended
	4/30/2008	2007	2006	10/31/2005 [1]

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010	0.027	0.023	0.011
Net realized gain on investments	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]

TOTAL FROM INVESTMENT OPERATIONS	0.010	0.027	0.023	0.011

Less Distributions:
Distributions from net investment income	(0.010)	(0.027)	(0.023)	(0.011)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	--	--

TOTAL DISTRIBUTIONS	(0.010)	(0.027)	(0.023)	(0.011)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.97%	2.76%	2.37%	1.10%[4]

Ratios to Average Net Assets:

Net expenses	0.98%[5]	0.99%	1.00%	1.00%[5]

Net investment income	1.78%[5]	2.72%	2.33%	1.61%[5]

Expense waiver/reimbursement[6]	0.44%[5]	0.47%	0.54%	0.60%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$116,306	$34,709	$16,158	$16,646

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to
October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.02% on the total return.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period[1]

Actual:

Institutional Service Shares	$1,000	$1,011.70	$2.95

Cash Series Shares	$1,000	$1,009.70	$4.90

Hypothetical (assuming a 5% return before expenses):

Institutional Service Shares	$1,000	$1,021.93	$2.97

Cash Series Shares	$1,000	$1,019.99	$4.92

1 Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Service Shares	0.59%

Cash Series Shares	0.98%

Portfolio of Investments Summary Tables

At April 30, 2008, the Fund’s portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets

Variable Rate Demand Instruments	80.8%

Municipal Notes	15.4%

Commercial Paper	3.3%

Other Assets and Liabilities--Net[2]	0.5%

TOTAL	100.0%

At April 30, 2008, the Fund’s effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets

1-7 Days	82.7%

8-30 Days	0.0%

31-90 Days	5.8%

91-180 Days	7.2%

181 Days or more	3.8%

Other Assets and Liabilities--Net[2]	0.5%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2008 (unaudited)

Principal Amount			Value

		SHORT-TERM MUNICIPALS--99.5%[1,2]
		Massachusetts--98.6%
$7,444,000		Chatham, MA, 3.00% BANs, 7/25/2008	$7,452,605
1,900,000		Commonwealth of Massachusetts, (Series 2000A) Daily VRDNs (GTD by Landesbank Baden-Wuerttemberg LIQ), 2.600%, 5/1/2008	1,900,000
5,000,000		Commonwealth of Massachusetts, (Series 2001 B) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 2.330%, 5/1/2008	5,000,000
7,350,000		Commonwealth of Massachusetts, (Series 2001 C) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 2.330%, 5/1/2008	7,350,000
6,190,000		Commonwealth of Massachusetts, (Series B), 6.50% Bonds (United States Treasury COL), 8/1/2008	6,233,200
3,255,000	[3,4]	Commonwealth of Massachusetts, 1999 SG 126 Weekly VRDNs (Societe Generale, Paris LIQ), 2.450%, 5/1/2008	3,255,000
6,800,000		Commonwealth of Massachusetts, Consolidated Loan (Series 2006A) Daily VRDNs (Dexia Credit Local LIQ), 2.840%, 5/1/2008	6,800,000
2,000,000		Commonwealth of Massachusetts, Consolidated Loan (Series 2006B) Daily VRDNs (Bank of America N.A. LIQ), 2.840%, 5/1/2008	2,000,000
7,000,000	[3,4]	Commonwealth of Massachusetts, Floater Certificates (Series 2004-1015) Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ), 3.920%, 5/1/2008	7,000,000
3,950,000	[3,4]	Commonwealth of Massachusetts, MACON (Series 2005C) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 2.510%, 5/1/2008	3,950,000
3,770,000	[3,4]	Commonwealth of Massachusetts, PA-793 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.450%, 5/1/2008	3,770,000
1,970,000	[3,4]	Commonwealth of Massachusetts, PUTTERs (Series 443) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.510%, 5/1/2008	1,970,000
5,000,000	[3,4]	Commonwealth of Massachusetts, Solar Eclipse (Series 2007-0077), 3.35% TOBs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 6/12/2008	5,000,000
2,785,000	[3,4]	Commonwealth of Massachusetts, Variable Rate Certificates (Series 2001-O) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 2.430%, 5/1/2008	2,785,000
3,485,000	[3,4]	Commonwealth of Massachusetts, Variable Rate Certificates (Series 2002-c) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 2.430%, 5/1/2008	3,485,000
3,091,000		Haverhill, MA, 3.75% BANs, 11/7/2008	3,096,421
3,407,500		Haverhill, MA, 4.50% BANs, 6/27/2008	3,410,819
3,704,725		Hull, MA, 4.25% BANs, 7/11/2008	3,707,839
2,417,000		Leominster, MA, 3.60% BANs, 5/7/2008	2,417,086
3,085,000		Marshfield, MA, 3.50% BANs, 6/12/2008	3,086,391
2,524,000		Mashpee, MA, 2.60% BANs, 9/4/2008	2,530,454
5,100,000		Massachusetts Bay Transportation Authority General Transportation System, (Series 1999) Weekly VRDNs (GTD by Landesbank Baden-Wuerttemberg LIQ), 2.730%, 5/7/2008	5,100,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Massachusetts--continued
$16,550,000	[3,4]	Massachusetts Bay Transportation Authority General Transportation System, DCL (Series 2008-026) Weekly VRDNs (Dexia Credit Local LIQ), 2.420%, 5/1/2008	$16,550,000
2,700,000	[3,4]	Massachusetts Bay Transportation Authority General Transportation System, PT-1218 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.460%, 5/1/2008	2,700,000
10,390,000	[3,4]	Massachusetts Bay Transportation Authority Sales Tax Revenue, BB&T Floater Certificate (Series 2029) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 2.460%, 5/1/2008	10,390,000
1,000,000	[3,4]	Massachusetts Bay Transportation Authority Sales Tax Revenue, PUTTERs (Series 442) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.510%, 5/1/2008	1,000,000
5,450,000		Massachusetts Development Finance Agency Weekly VRDNs (Fay School)/(TD Banknorth N.A. LOC), 2.430%, 5/1/2008	5,450,000
5,000,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Clark University)/(TD Banknorth N.A. LOC), 2.550%, 5/7/2008	5,000,000
5,000,000		Massachusetts Development Finance Agency, (Series1), 1.40% CP (JPMorgan Chase Bank, N.A. LOC), Mandatory Tender 8/6/2008	5,000,000
5,000,000		Massachusetts HEFA, (Series 2004D) Weekly VRDNs (Cape Cod Healthcare)/ (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 2.430%, 5/1/2008	5,000,000
3,500,000		Massachusetts HEFA, (Series 2008-I) Weekly VRDNs (Wellesley College), 2.700%, 5/1/2008	3,500,000
4,900,000		Massachusetts HEFA, (Series A-1) Weekly VRDNs (Sherrill House)/ (Comerica Bank LOC), 2.470%, 5/1/2008	4,900,000
2,860,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Boston Home)/ (RBS Citizens Bank N.A. LOC), 2.510%, 5/1/2008	2,860,000
1,600,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Hallmark Health System)/ (FSA INS)/(Bank of America N.A. LIQ), 2.500%, 5/1/2008	1,600,000
20,000,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Suffolk University)/ (RBS Citizens Bank N.A. LOC), 2.510%, 5/1/2008	20,000,000
18,500,000		Massachusetts HEFA, (Series E) Weekly VRDNs (Simmons College)/ (AMBAC INS)/(Bank of America N.A. LIQ), 4.350%, 5/7/2008	18,500,000
3,000,000		Massachusetts HEFA, (Series EE), 1.43% CP (Harvard University), Mandatory Tender 8/7/2008	3,000,000
4,380,000	[3,4]	Massachusetts HEFA, MERLOTS (Series 2000-T) Weekly VRDNs (Simmons College)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.570%, 5/7/2008	4,380,000
4,400,000		Massachusetts HEFA, Pool Loan Program Issue, (Series N) Daily VRDNs (TD Banknorth N.A. LOC), 2.60%, 5/1/2008	4,400,000
5,505,000	[3,4]	Massachusetts HEFA, Variable Rate Certificates (Series 2002-D) Weekly VRDNs (Massachusetts Institute of Technology)/(Bank of America N.A. LIQ), 2.450%, 5/1/2008	5,505,000
6,000,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Governor Dummer Academy)/(RBS Citizens Bank N.A. LOC), 2.510%, 5/1/2008	6,000,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Massachusetts--continued
$1,910,000		Massachusetts IFA, (Series 1997) Weekly VRDNs (Massachusetts Society for the Prevention of Cruelty to Animals)/(Bank of America N.A. LOC), 2.430%, 5/1/2008	$1,910,000
1,000,000		Massachusetts Municipal Wholesale Electric Co., (Project No. 5: Series A), 5.00% Bonds (MBIA Insurance Corp. INS), 7/1/2008	1,002,613
5,385,000		Massachusetts School Building Authority, (Series A), 2.20% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 5/7/2008	5,385,000
6,000,000	[3,4]	Massachusetts School Building Authority, PUTTERs (Series 1052Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.510%, 5/1/2008	6,000,000
2,830,000	[3,4]	Massachusetts School Building Authority, PUTTERs (Series 2038) Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ), 2.680%, 5/1/2008	2,830,000
4,000,000	[3,4]	Massachusetts School Building Authority, PUTTERs (Series 2479Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.510%, 5/1/2008	4,000,000
7,615,000	[3,4]	Massachusetts School Building Authority, ROCs (Series 613) Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 2.470%, 5/1/2008	7,615,000
4,500,000		Massachusetts State Development Finance Agency, (Series 2000) Weekly VRDNs (Worcester Academy)/(Allied Irish Banks PLC LOC), 2.510%, 5/1/2008	4,500,000
6,700,000		Massachusetts State Development Finance Agency, (Series 2001A) Weekly VRDNs (Alliance of Massachusetts, Inc.)/(PNC Bank, N.A. LOC), 2.580%, 5/1/2008	6,700,000
2,500,000		Massachusetts State Development Finance Agency, (Series 2002) Weekly VRDNs (The Rivers School)/(RBS Citizens Bank N.A. LOC), 2.440%, 5/1/2008	2,500,000
13,275,000		Massachusetts State Development Finance Agency, (Series 2002A) Weekly VRDNs (Assumption College)/(Bank of New York LOC), 2.680%, 5/7/2008	13,275,000
865,000		Massachusetts State Development Finance Agency, (Series 2003) Weekly VRDNs (Boston College High School)/(RBS Citizens Bank N.A. LOC), 2.680%, 5/7/2008	865,000
3,500,000		Massachusetts State Development Finance Agency, (Series 2004A) Weekly VRDNs (Briarwood Retirement Community)/(Comerica Bank LOC), 2.470%, 5/1/2008	3,500,000
4,780,000		Massachusetts State Development Finance Agency, (Series 2005) Weekly VRDNs (ISO New England, Inc.)/(Key Bank, N.A. LOC), 2.440%, 5/1/2008	4,780,000
26,075,000		Massachusetts State Development Finance Agency, (Series 2005A) Weekly VRDNs (Suffolk University)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.700%, 5/7/2008	26,075,000
4,000,000		Massachusetts State Development Finance Agency, (Series 2006) Daily VRDNs (Melmark New England)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.380%, 5/1/2008	4,000,000
4,000,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Buckingham Browne & Nichols School)/(JPMorgan Chase Bank, N.A. LOC), 2.500%, 5/1/2008	4,000,000
5,000,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(RBS Citizens Bank N.A. LOC), 2.680%, 5/7/2008	5,000,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Massachusetts--continued
$5,200,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 2.510%, 5/1/2008	$5,200,000
5,090,000	[3,4]	Massachusetts Water Pollution Abatement Trust Pool, (PT-1185) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.460%, 5/1/2008	5,090,000
3,750,000	[3,4]	Massachusetts Water Pollution Abatement Trust Pool, DFA Municipal Trust (Series 3001) Weekly VRDNs (DePfa Bank PLC LIQ), 2.500%, 5/1/2008	3,750,000
16,500,000	[3,4]	Massachusetts Water Pollution Abatement Trust Pool, Subordinate, MERLOTS (Series 1999N) Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.720%, 5/7/2008	16,500,000
12,625,000	[3,4]	Massachusetts Water Resources Authority, PT-4370 Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.460%, 5/1/2008	12,625,000
3,828,000		Revere, MA, 3.40% BANs, 8/25/2008	3,832,754
7,600,000		Revere, MA, 3.75% BANs, 10/30/2008	7,612,774
13,350,000	[3,4]	University of Massachusetts Building Authority, MA, DFA Municipal Trust (Series 2008-27) Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.730%, 5/1/2008	13,350,000
2,661,456		Wachesett, MA Regional School District, 2.75% BANs, 3/17/2009	2,682,056
2,301,357		Weston, MA, 3.00% BANs, 2/6/2009	2,309,973
2,600,000		Weymouth, MA, 3.25% BANs, 9/18/2008	2,605,858
6,100,000		Weymouth, MA, 4.00% BANs, 9/18/2008	6,110,352

		TOTAL	402,641,195

		Puerto Rico--0.9%
3,700,000	[3,4]	Puerto Rico Sales Tax Financing Corp., ROCs (Series 11146Z) Weekly VRDNs (AMBAC INS)/(Citibank NA, New York LIQ), 2.480%, 5/1/2008	3,700,000

		TOTAL MUNICIPAL INVESTMENTS--99.5% (AT AMORTIZED COST)[5]	406,341,195

		OTHER ASSETS AND LIABILITIES - NET--0.5%[6]	2,097,531

		TOTAL NET ASSETS--100%	$408,438,726

On April 30, 2008, the Fund held no securities that were subject to the federal alternative minimum tax (AMT).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO’s two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor’s, MIG-1 or MIG-2 by Moody’s Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2008, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier

100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2008, these restricted securities amounted to $147,200,000, which represented 36.0% of total net assets.

4 Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At April 30, 2008, these liquid restricted securities amounted to $147,200,000, which represented 36.0% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at
April 30, 2008.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
FSA	--Financial Security Assurance
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$406,341,195
Cash		277,896
Income receivable		2,132,520
Receivable for shares sold		10,009
Prepaid expenses		30,804

TOTAL ASSETS		408,792,424

Liabilities:
Payable for shares redeemed	$7,892
Income distribution payable	260,038
Payable for distribution services fee (Note 4)	14,582
Payable for shareholder services fee (Note 4)	71,186

TOTAL LIABILITIES		353,698

Net assets for 408,395,141 shares outstanding		$408,438,726

Net Assets Consist of:
Paid-in capital		$408,395,353
Accumulated net realized gain on investments		42,342
Undistributed net investment income		1,031

TOTAL NET ASSETS		$408,438,726

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$292,132,275 ÷ 292,093,340 shares outstanding, no par value, unlimited shares authorized		$1.00

Cash Series Shares:
$116,306,451 ÷ 116,301,801 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2008 (unaudited)

Investment Income:
Interest			$5,034,169

Expenses:
Investment adviser fee (Note 4)		$696,723
Administrative personnel and services fee (Note 4)		136,486
Custodian fees		7,598
Transfer and dividend disbursing agent fees and expenses		63,207
Directors’/Trustees’ fees		1,748
Auditing fees		8,659
Legal fees		7,798
Portfolio accounting fees		44,768
Distribution services fee--Cash Series Shares (Note 4)		174,259
Shareholder services fee--Institutional Service Shares (Note 4)		262,884
Shareholder services fee--Cash Series Shares (Note 4)		72,608
Account administration fee--Institutional Service Shares		69,263
Share registration costs		24,540
Printing and postage		11,303
Insurance premiums		3,199
Miscellaneous		731

TOTAL EXPENSES		1,585,774

Waivers, Reduction and Reimbursements:
Waiver of administrative personnel and services fee (Note 4)	$(3,795)
Reduction of custodian fees	(1,071)
Waiver of distribution services fee--Cash Series Shares (Note 4)	(127,790)
Reimbursement of shareholder services fee-- Institutional Service Shares (Note 4)	(262,884)
Reimbursement of account administration fee-- Institutional Service Shares	(54,749)

TOTAL WAIVERS, REDUCTION AND REIMBURSEMENTS		(450,289)

Net expenses			1,135,485

Net investment income			3,898,684

Net realized gain on investments			45,234

Change in net assets resulting from operations			$3,943,918

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2008	Year Ended 10/31/2007

Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,898,684	$9,782,318
Net realized gain on investments	45,234	7,025

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,943,918	9,789,343

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(3,373,224)	(9,009,344)
Cash Series Shares	(524,622)	(772,760)
Distributions from net realized gain on investments
Institutional Service Shares	(8,274)	(113,103)
Cash Series Shares	(1,505)	(6,783)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,907,625)	(9,901,990)

Share Transactions:
Proceeds from sale of shares	581,119,414	1,181,829,435
Net asset value of shares issued to shareholders in payment of distributions declared	1,886,121	3,985,474
Cost of shares redeemed	(467,636,266)	(1,158,874,358)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	115,369,269	26,940,551

Change in net assets	115,405,562	26,827,904

Net Assets:
Beginning of period	293,033,164	266,205,260

End of period (including undistributed net investment income of $1,031 and $193, respectively)	$408,438,726	$293,033,164

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2008 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Massachusetts Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes,” on November 1, 2007. As of and during the six months ended April 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund’s Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2008	Year Ended 10/31/2007

Institutional Service Shares:
Shares sold	387,709,420	1,076,122,938
Shares issued to shareholders in payment of distributions declared	1,360,589	3,205,904
Shares redeemed	(355,299,676)	(1,070,946,134)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	33,770,333	8,382,708

	Six Months Ended 4/30/2008	Year Ended 10/31/2007

Cash Series Shares:
Shares sold	193,409,994	105,706,497
Shares issued to shareholders in payment of distributions declared	525,532	779,570
Shares redeemed	(112,336,590)	(87,928,224)

NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	81,598,936	18,557,843

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	115,369,269	26,940,551

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $3,795 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.60% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, FSC voluntarily waived $127,790 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2008, FSC retained $4,187 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Institutional Service Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2008, FSSC voluntarily reimbursed $262,884 of shareholder services fees. For the six months ended April 30, 2008, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $249,235,000 and $137,300,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2008, 60.6% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 9.9% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund’s net assets or results of operations.

Shareholder Meeting Results (Unaudited)

A Special Meeting of Shareholders of Massachusetts Municipal Cash Trust, a portfolio of Money Market Obligations Trust (the “Trust”) was held on March 18, 2008. On January 18, 2008, the record date for shareholders voting at the meeting, there were 182,155,116,740 total outstanding shares of the Trust. The following items were considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM 1

To elect five Trustees.1

Name	For	Withheld

Nicholas P. Constantakis	61,664,488,031	513,386,538

J. Christopher Donahue	61,693,660,618	484,213,951

R. James Nicholson	61,671,629,324	506,245,228

Thomas M. O’Neill	61,688,131,563	489,732,592

James F. Will	61,682,345,729	495,518,426

1 The following Trustees continued their terms: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., John F. Cunningham, Peter E. Madden, Charles F. Mansfield, Jr., John E. Murray, Jr., Marjorie P. Smuts and John S. Walsh.

Evaluation and Approval of Advisory Contract

MASSACHUSETTS MUNICIPAL CASH TRUST (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2007. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund’s performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. In this regard, it was noted that, effective February 28, 2007, the Fund’s contractual advisory fee was reduced by 10 basis points.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

For the Fund’s most recently completed fiscal year, the Fund’s investment advisory fee after waivers and expense reimbursements, if any, was at the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund’s advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Securities Corp., Distributor

Cusip 608919882
Cusip 60934N518

1052806 (6/08)

Federated is a registered mark of Federated Investors, Inc.
2008 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Michigan Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2008

Institutional Service Shares
Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
SHAREHOLDER MEETING RESULTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2008	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.012	0.032	0.028	0.017	0.007	0.007
Net realized gain (loss) on investments	0.000 [1]	0.000 [1]	0.000 [1]	(0.000)[1]	0.000 [1]	--

TOTAL FROM INVESTMENT OPERATIONS	0.012	0.032	0.028	0.017	0.007	0.007

Less Distributions:
Distributions from net investment income	(0.012)	(0.032)	(0.028)	(0.017)	(0.007)	(0.007)
Distributions from net realized gain on investments	(0.000)[1]	--	--	--	--	--

TOTAL DISTRIBUTIONS	(0.012)	(0.032)	(0.028)	(0.017)	(0.007)	(0.007)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.26%	3.23%	2.88%	1.72%	0.66%	0.70%

Ratios to Average Net Assets:

Net expenses	0.56%[3]	0.56%	0.56%	0.56%	0.56%	0.56%

Net investment income	2.43%[3]	3.19%	2.87%	1.71%	0.64%	0.70%

Expense waiver/reimbursement[4]	0.25%[3]	0.29%	0.38%	0.37%	0.40%	0.39%

Supplemental Data:

Net assets, end of period (000 omitted)	$316,830	$232,700	$198,530	$170,683	$180,631	$253,931

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2008	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.013	0.033	0.030	0.019	0.008	0.009
Net realized gain (loss) on investments	0.000 [1]	0.000 [1]	0.000 [1]	(0.000)[1]	0.000 [1]	--

TOTAL FROM INVESTMENT OPERATIONS	0.013	0.033	0.030	0.019	0.008	0.009

Less Distributions:
Distributions from net investment income	(0.013)	(0.033)	(0.030)	(0.019)	(0.008)	(0.009)
Distributions from net realized gain on investments	(0.000)[1]	--	--	--	--	--

TOTAL DISTRIBUTIONS	(0.013)	(0.033)	(0.030)	(0.019)	(0.008)	(0.009)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.34%	3.39%	3.05%	1.89%[3]	0.83%	0.86%

Ratios to Average Net Assets:

Net expenses	0.40%[4]	0.40%	0.40%	0.40%	0.40%	0.40%

Net investment income	2.63%[4]	3.34%	3.00%	1.84%	0.82%	0.86%

Expense waiver/reimbursement[5]	0.16%[4]	0.20%	0.41%	0.53%	0.56%	0.55%

Supplemental Data:

Net assets, end of period (000 omitted)	$59,747	$79,573	$47,176	$41,364	$60,332	$53,547

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on the total return.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period[1]

Actual:

Institutional Service Shares	$1,000	$1,012.60	$2.80

Institutional Shares	$1,000	$1,013.40	$2.00

Hypothetical (assuming a 5% return before expenses):

Institutional Service Shares	$1,000	$1,022.08	$2.82

Institutional Shares	$1,000	$1,022.87	$2.01

1 Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Service Shares	0.56%

Institutional Shares	0.40%

Portfolio of Investments Summary Tables

At April 30, 2008, the Fund’s portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets

Variable Rate Demand Instruments	83.1%

Municipal Notes	16.5%

Other Assets and Liabilities--Net[2]	0.4%

TOTAL	100.0%

At April 30, 2008, the Fund’s effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets

1-7 Days	83.0%

8-30 Days	0.0%

31-90 Days	2.8%

91-180 Days	11.4%

181 Days or more	2.4%

Other Assets and Liabilities--Net[2]	0.4%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2008 (unaudited)

Principal Amount			Value

		SHORT-TERM MUNICIPALS--99.6%[1,2]
		Michigan--99.6%
$1,660,000		Auburn Hills, MI EDC, (Series 1995) Weekly VRDNs (Suburban Tool, Inc.)/(Huntington National Bank, Columbus, OH LOC), 2.980%, 5/1/2008	$1,660,000
1,980,000	[3,4]	Detroit, MI City School District, Solar Eclipse Certificates (Series 2006-0001) Weekly VRDNs (FSA INS)/(U.S. Bank, N.A. LIQ), 2.460%, 5/1/2008	1,980,000
1,000,000	[3,4]	Detroit, MI City School District, Variable Certificates (Series 2002H) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 2.450%, 5/1/2008	1,000,000
6,000,000	[3,4]	Detroit, MI City School District, Variable Rate Certificates (Series 2001-P) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 2.450%, 5/1/2008	6,000,000
10,890,000	[3,4]	Detroit, MI Sewage Disposal System, MERLOTS (Series 2007-C85), 2.40% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 8/20/2008	10,890,000
2,300,000		Farmington Hills, MI Economic Development Corp. Weekly VRDNs (Echo Park Learning Center)/(LaSalle Bank Midwest, N.A. LOC), 2.800%, 5/7/2008	2,300,000
22,000,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 2.450%, 5/1/2008	22,000,000
1,300,000		Grand Rapids, MI Economic Development Corp., (Series 1991-A) Weekly VRDNs (Amway Hotel Corp.)/(LaSalle Bank Midwest, N.A. LOC), 2.710%, 5/7/2008	1,300,000
1,300,000		Grand Rapids, MI IDR Weekly VRDNs (Precision Aerospace, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.300%, 5/7/2008	1,300,000
1,285,000		Grand Rapids, MI IDR, (Series 1999) Weekly VRDNs (Kent Quality Foods, Inc.)/(U.S. Bank, N.A. LOC), 2.770%, 5/1/2008	1,285,000
7,000,000		Grand Valley, MI State University, (Series 2008-B) Weekly VRDNs (RBS Citizens Bank N.A. LOC), 2.850%, 5/1/2008	7,000,000
1,000,000		Grand Valley, MI State University, (Series A), 3.00% Bonds (FSA INS), 12/1/2008	1,003,712
8,115,000		Huron County, MI Economic Development Corp., (Series 2001) Weekly VRDNs (Scheurer Hospital)/(Comerica Bank LOC), 2.480%, 5/1/2008	8,115,000
12,500,000		Jackson County, MI Hospital Finance Authority, (Series 2006B) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 2.470%, 5/1/2008	12,500,000
16,570,000	[3,4]	Kent County, MI Airport Revenue, PUTTERs (Series 2185) Weekly VRDNs (Kent County, MI)/(JPMorgan Chase Bank, N.A. LIQ), 2.510%, 5/1/2008	16,570,000
4,375,000	[3,4]	Kent County, MI Airport Revenue, SPEARs (Series DB-516) Weekly VRDNs (Kent County, MI)/(Deutsche Bank AG LIQ), 2.440%, 5/1/2008	4,375,000
12,500,000		Kent Hospital Finance Authority, MI, (Series 1998B) Weekly VRDNs (Spectrum Health)/(MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.800%, 5/7/2008	12,500,000
3,700,000		Marquette County, MI, (Series 2007B) Weekly VRDNs (Bell Memorial Hospital)/(RBS Citizens Bank N.A. LOC), 2.510%, 5/1/2008	3,700,000
2,000,000		Melvindale, MI, 3.75% TANs, 9/1/2008	2,004,148
5,300,000		Michigan Higher Education Facilities Authority, (Series 2007B) Weekly VRDNs (Calvin College)/(JPMorgan Chase Bank, N.A. LOC), 2.470%, 5/2/2008	5,300,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Michigan--continued
$16,325,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Aquinas College)/(Huntington National Bank, Columbus, OH LOC), 2.800%, 5/1/2008	$16,325,000
20,000,000	[3,4]	Michigan Higher Education Facilities Authority, RBC Muni Trust (Series 2008-L29) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 2.730%, 5/1/2008	20,000,000
3,100,000		Michigan Job Development Authority Weekly VRDNs (Andersons Project)/(Credit Lyonnais SA LOC), 3.200%, 5/7/2008	3,100,000
11,200,000		Michigan Job Development Authority, (Series 1985) Weekly VRDNs (Mazda Motor Manufacturing (USA) Corp.)/(Sumitomo Mitsui Banking Corp. LOC), 2.500%, 5/1/2008	11,200,000
13,095,000		Michigan Municipal Bond Authority, (Series 2007B), 4.50% RANs (Bank of Nova Scotia, Toronto LOC), 8/20/2008	13,135,553
5,000,000	[3,4]	Michigan Municipal Bond Authority, AUSTIN (Series 2002F) Weekly VRDNs (Michigan Municipal Bond Authority Clean Water Revolving Fund)/(Bank of America N.A. LIQ), 2.450%, 5/1/2008	5,000,000
1,990,000	[3,4]	Michigan State Hospital Finance Authority, (PT-732) Weekly VRDNs (Ascension Health Credit Group)/(MBIA Insurance Corp. INS)/(Svenska Handelsbanken, Stockholm LIQ), 2.420%, 5/1/2008	1,990,000
2,000,000		Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.)/(LaSalle Bank, N.A. LOC), 2.450%, 5/1/2008	2,000,000
1,400,000		Michigan State Hospital Finance Authority, (Series 2007) Weekly VRDNs (Henry Ford Health System, MI)/(JPMorgan Chase Bank, N.A. LOC), 2.550%, 5/7/2008	1,400,000
5,000,000		Michigan State Hospital Finance Authority, (Series B) Weekly VRDNs (LaSalle Bank Midwest, N.A. LOC), 2.600%, 5/7/2008	5,000,000
400,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.600%, 5/7/2008	400,000
1,000,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.600%, 5/7/2008	1,000,000
15,000,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.600%, 5/7/2008	15,000,000
7,500,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.600%, 5/7/2008	7,500,000
8,000,000		Michigan State Hospital Finance Authority, Healthcare Equipment Loan Program Bonds (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.600%, 5/7/2008	8,000,000
10,650,000	[3,4]	Michigan State Hospital Finance Authority, Term Tender Custodial Receipts (Series 2008G), 2.95% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 6/4/2008	10,651,457
2,900,000	[3,4]	Michigan State Hospital Finance Authority, Term Tender Custodial Receipts (Series 2008H), 2.85% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	2,902,372
		SHORT-TERM MUNICIPALS--continued[1,2]
		Michigan--continued
$5,000,000	[3,4]	Michigan State Hospital Finance Authority, Term Tender Custodial Receipts (Series 2008I), 2.85% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	$5,004,000
8,200,000		Michigan State Housing Development Authority Weekly VRDNs (Woodland Meadows, MI)/(JPMorgan Chase Bank, N.A. LOC), 3.300%, 5/7/2008	8,200,000
890,000		Michigan State Housing Development Authority, (Series 2001B) Weekly VRDNs (Sand Creek Apartments)/(FHLB of Indianapolis LOC), 2.740%, 5/1/2008	890,000
4,400,000		Michigan State Housing Development Authority, (Series 2002A) Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC), 2.440%, 5/1/2008	4,400,000
4,000,000		Michigan State Housing Development Authority, (Series 2006B) Weekly VRDNs (River Park Senior Apartments)/(National City Bank LOC), 2.890%, 5/1/2008	4,000,000
1,885,000		Michigan State Strategic Fund Weekly VRDNs (Anro LLC)/(U.S. Bank, N.A. LOC), 2.550%, 5/1/2008	1,885,000
6,360,000		Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 2.580%, 5/1/2008	6,360,000
500,000		Michigan State Strategic Fund Weekly VRDNs (Bruin Land Holdings LLC)/(Huntington National Bank, Columbus, OH LOC), 2.780%, 5/1/2008	500,000
740,000		Michigan State Strategic Fund Weekly VRDNs (Dynamic Plastics, Inc.)/(LaSalle Bank Midwest, N.A. LOC), 2.880%, 5/7/2008	740,000
405,000		Michigan State Strategic Fund Weekly VRDNs (Elbie & Sohn, Inc.)/(LaSalle Bank Midwest, N.A. LOC), 2.680%, 5/7/2008	405,000
2,135,000		Michigan State Strategic Fund Weekly VRDNs (Elm Plating Co.)/(Comerica Bank LOC), 2.580%, 5/1/2008	2,135,000
930,000		Michigan State Strategic Fund Weekly VRDNs (Enprotech Mechanical Services, Inc.)/(LaSalle Bank Midwest, N.A. LOC), 2.680%, 5/7/2008	930,000
675,000		Michigan State Strategic Fund Weekly VRDNs (Moore Flame Cutting)/(LaSalle Bank Midwest, N.A. LOC), 2.680%, 5/7/2008	675,000
1,700,000		Michigan State Strategic Fund Weekly VRDNs (Peckham Vocational ISD)/(LaSalle Bank, N.A. LOC), 2.580%, 5/7/2008	1,700,000
1,500,000		Michigan State Strategic Fund Weekly VRDNs (Universal Tube, Inc.)/(LaSalle Bank Midwest, N.A. LOC), 2.350%, 5/1/2008	1,500,000
1,215,000		Michigan State Strategic Fund, (Series 1995) Weekly VRDNs (Bear Lake Associates LP)/(Fifth Third Bank, Michigan LOC), 2.820%, 5/1/2008	1,215,000
300,000		Michigan State Strategic Fund, (Series 1995) Weekly VRDNs (RSR LLC)/(Fifth Third Bank, Michigan LOC), 2.820%, 5/1/2008	300,000
440,000		Michigan State Strategic Fund, (Series 1996) Weekly VRDNs (Echo Properties LLC)/(Comerica Bank LOC), 2.580%, 5/1/2008	440,000
255,000		Michigan State Strategic Fund, (Series 1996) Weekly VRDNs (Inalfa-Hollandia, Inc.)/(Comerica Bank LOC), 2.580%, 5/1/2008	255,000
1,295,000		Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Monroe Publishing Co.)/(Comerica Bank LOC), 2.580%, 5/1/2008	1,295,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Michigan--continued
$785,000		Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Wolverine Leasing)/(Huntington National Bank, Columbus, OH LOC), 2.780%, 5/1/2008	$785,000
275,000		Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Wolverine Printing)/(Huntington National Bank, Columbus, OH LOC), 2.780%, 5/1/2008	275,000
2,200,000		Michigan State Strategic Fund, (Series 1999) Weekly VRDNs (R.M.D.H. Properties LLC)/(Huntington National Bank, Columbus, OH LOC), 2.780%, 5/1/2008	2,200,000
3,360,000		Michigan State Strategic Fund, (Series 2000) Weekly VRDNs (Lee Steel Corp.)/(Comerica Bank LOC), 2.580%, 5/1/2008	3,360,000
2,430,000		Michigan State Strategic Fund, (Series 2000) Weekly VRDNs (PFG Enterprises, Inc.)/(Huntington National Bank, Columbus, OH LOC), 2.780%, 5/1/2008	2,430,000
4,000,000		Michigan State Strategic Fund, (Series 2004) Weekly VRDNs (Red Arrow Dairy LLC)/(Bank of the West, San Francisco, CA LOC), 2.630%, 5/1/2008	4,000,000
742,000		Michigan State Strategic Fund, (Series B) Weekly VRDNs (Teal Run Apartments)/(FHLB of Indianapolis LOC), 2.840%, 5/1/2008	742,000
1,170,000		Michigan State Strategic Fund, LO Revenue Bonds (Series 1995) Weekly VRDNs (J.R. Automation Technologies)/(Fifth Third Bank, Michigan LOC), 3.100%, 5/1/2008	1,170,000
8,685,000	[3,4]	Michigan State, (PT-2021) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.460%, 5/1/2008	8,685,000
12,000,000		Michigan State, (Series A), 4.00% TRANs (DePfa Bank PLC LOC), 9/30/2008	12,052,032
7,000,000		Michigan Strategic Fund, (Series 2005) Weekly VRDNs (Consumers Energy)/(Wells Fargo Bank, N.A. LOC), 2.600%, 5/7/2008	7,000,000
2,300,000		Michigan Strategic Fund, (Series 2005), 4.25% TOBs (Taylor Building Products, Inc.)/(PNC Bank, N.A. LOC), Mandatory Tender 9/12/2008	2,304,464
1,820,000		Michigan Strategic Fund, (Series 2007A) Weekly VRDNs (Southwest Ventures LLC)/(Wells Fargo Bank, N.A. LOC), 2.500%, 5/1/2008	1,820,000
3,200,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Consumers Energy)/(Wells Fargo Bank, N.A. LOC), 2.560%, 5/7/2008	3,200,000
10,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Fresh Solution Farms)/(Fifth Third Bank, Cincinnati LOC), 2.490%, 5/2/2008	10,000,000
1,690,000		Oakland County, MI EDC, (Series 1998) Weekly VRDNs (Fox Manor, Inc.)/(Allied Irish Banks PLC LOC), 2.580%, 5/1/2008	1,690,000
5,835,000		Oakland County, MI EDC, (Series 1998) Weekly VRDNs (Lourdes Assisted Living, Inc.)/(Allied Irish Banks PLC LOC), 2.580%, 5/1/2008	5,835,000
7,285,000		Regents of University of Michigan, (Series 2007B) Weekly VRDNs (University of Michigan Health System), 2.280%, 5/1/2008	7,285,000
2,500,000		Summit Academy, MI COP, 7.00% Bonds (United States Treasury PRF 9/1/2008@100), 9/1/2029	2,525,808
3,960,000	[3,4]	Wayne County, MI Airport Authority, ROCs (Series 353) Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 2.810%, 5/1/2008	3,960,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Michigan--continued
$3,640,000	[3,4]	Wayne County, MI Airport Authority, MACON (Series 2005T) Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.230%, 5/1/2008	$3,640,000

		TOTAL MUNICIPAL INVESTMENTS--99.6% (AT AMORTIZED COST)[5]	375,175,546

		OTHER ASSETS AND LIABILITIES - NET--0.4%[6]	1,401,445

		TOTAL NET ASSETS--100%	$376,576,991

Securities that are subject to the federal alternative minimum tax (AMT) represent 29.5% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO’s two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor’s, MIG-1 or MIG-2 by Moody’s Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2008, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier

100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2008, these restricted securities amounted to $102,647,829, which represented 27.3% of total net assets.

4 Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At April 30, 2008, these liquid restricted securities amounted to $102,647,829, which represented 27.3% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at
April 30, 2008.

The following acronyms are used throughout this portfolio:

COP	--Certificates of Participation
EDC	--Economic Development Commission
EDR	--Economic Development Revenue
FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
IDR	--Industrial Development Revenue
INS	--Insured
ISD	--Independent School District
LIQ	--Liquidity Agreement
LO	--Limited Obligation
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts--Liquidity Optional Tender Series
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SPEARs	--Short Puttable Exempt Adjustable Receipts
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$375,175,546
Income receivable		1,979,997
Receivable for shares sold		850

TOTAL ASSETS		377,156,393

Liabilities:
Income distribution payable	$303,933
Bank overdraft	250,410
Payable for shareholder services fee (Note 4)	17,645
Accrued expenses	7,414

TOTAL LIABILITIES		579,402

Net assets for 376,488,694 shares outstanding		$376,576,991

Net Assets Consist of:
Paid-in capital		$376,482,186
Accumulated net realized gain on investments		94,176
Undistributed net investment income		629

TOTAL NET ASSETS		$376,576,991

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$316,829,699 ÷ 316,764,703 shares outstanding, no par value, unlimited shares authorized		$1.00

Institutional Shares:
$59,747,292 ÷ 59,723,991 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2008 (unaudited)

Investment Income:
Interest			$5,165,785

Expenses:
Investment adviser fee (Note 4)		$687,573
Administrative personnel and services fee (Note 4)		134,711
Custodian fees		6,765
Transfer and dividend disbursing agent fees and expenses		39,694
Directors’/Trustees’ fees		1,613
Auditing fees		8,652
Legal fees		7,262
Portfolio accounting fees		43,248
Shareholder services fee--Institutional Service Shares (Note 4)		252,818
Account administration fee--Institutional Service Shares		89,153
Share registration costs		22,827
Printing and postage		10,268
Insurance premiums		3,054
Miscellaneous		291

TOTAL EXPENSES		1,307,929

Waivers, Reduction and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(266,203)
Waiver of administrative personnel and services fee (Note 4)	(3,759)
Reduction of custodian fees	(1,148)
Reimbursement of shareholder services fee-- Institutional Service Shares (Note 4)	(123,110)

TOTAL WAIVERS, REDUCTION AND REIMBURSEMENT		(394,220)

Net expenses			913,709

Net investment income			4,252,076

Net realized gain on investments			100,131

Change in net assets resulting from operations			$4,352,207

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2008	Year Ended 10/31/2007

Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,252,076	$8,404,946
Net realized gain on investments	100,131	116,239

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,352,207	8,521,185

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(3,329,809)	(6,508,669)
Institutional Shares	(921,472)	(1,896,691)
Distributions from net realized gain on investments
Institutional Service Shares	(84,271)	--
Institutional Shares	(21,080)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,356,632)	(8,405,360)

Share Transactions:
Proceeds from sale of shares	643,667,064	1,036,783,682
Net asset value of shares issued to shareholders in payment of distributions declared	1,916,209	3,517,796
Cost of shares redeemed	(581,274,800)	(973,850,575)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	64,308,473	66,450,903

Change in net assets	64,304,048	66,566,728

Net Assets:
Beginning of period	312,272,943	245,706,215

End of period (including undistributed (distributions in excess of) net investment income of $629 and $(166), respectively)	$376,576,991	$312,272,943

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2008 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Michigan Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Service Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income tax imposed by the state of Michigan consistent with stability of principal and liquidity. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes,” on November 1, 2007. As of and during the six months ended April 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2008	Year Ended 10/31/2007

Institutional Service Shares:
Shares sold	437,571,079	589,817,802
Shares issued to shareholders in payment of distributions declared	1,501,045	2,833,982
Shares redeemed	(354,937,249)	(558,574,760)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	84,134,875	34,077,024

	Six Months Ended 4/30/2008	Year Ended 10/31/2007

Institutional Shares:
Shares sold	206,095,985	446,965,880
Shares issued to shareholders in payment of distributions declared	415,164	683,814
Shares redeemed	(226,337,551)	(415,275,815)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(19,826,402)	32,373,879

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	64,308,473	66,450,903

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”). Effective February 28, 2007, the advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. Prior to February 28, 2007, the advisory agreement between the Fund and the Adviser provided for an annual fee equal to 0.50% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the Adviser voluntarily waived $266,203 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $3,759 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Institutional Service Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2008, FSSC voluntarily reimbursed $123,110 of shareholder services fees. For the six months ended April 30, 2008, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2008, the Fund’s Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the six months ended April 30, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $406,690,000 and $332,515,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2008, 82.7% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 11.9% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund’s net assets or results of operations.

Shareholder Meeting Results (Unaudited)

A Special Meeting of Shareholders of Michigan Municipal Cash Trust, a portfolio of Money Market Obligations Trust (the “Trust”) was held on March 18, 2008. On January 18, 2008, the record date for shareholders voting at the meeting, there were 182,155,116,740 total outstanding shares of the Trust. The following items were considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM 1

To elect five Trustees.1

Name	For	Withheld

Nicholas P. Constantakis	61,664,488,031	513,386,538

J. Christopher Donahue	61,693,660,618	484,213,951

R. James Nicholson	61,671,629,324	506,245,228

Thomas M. O’Neill	61,688,131,563	489,732,592

James F. Will	61,682,345,729	495,518,426

1 The following Trustees continued their terms: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., John F. Cunningham, Peter E. Madden, Charles F. Mansfield, Jr., John E. Murray, Jr., Marjorie P. Smuts and John S. Walsh.

Evaluation and Approval of Advisory Contract

MICHIGAN MUNICIPAL CASH TRUST (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2007. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund’s performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. In this regard, it was noted that, effective February 28, 2007, the Fund’s contractual advisory fee was reduced by 10 basis points.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

For the Fund’s most recently completed fiscal year, the Fund’s investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund’s advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Securities Corp., Distributor

Cusip 60934N377
Cusip 60934N385

G01456-02 (6/08)

Federated is a registered mark of Federated Investors, Inc.
2008 ©Federated Investors, Inc.

Federated
World-Class Investment Manager

Minnesota Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2008

Institutional Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
SHAREHOLDER MEETING RESULTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2008		2007	2006	2005		2004		2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Income From Investment Operations:
Net investment income	0.013		0.034	0.030	0.019		0.009		0.009
Net realized gain (loss) on investments	0.000	[1]	0.000 [1]	0.000 [1]	--		(0.000	) [1]	--
TOTAL FROM INVESTMENT OPERATIONS	0.013		0.034	0.030	0.019		0.009		0.009
Less Distributions:
Distributions from net investment income	(0.013)		(0.034)	(0.030)	(0.019)		(0.009)		(0.009)
Distributions from net realized gain on investments	(0.000	) [1]	--	--	--		--		--
TOTAL DISTRIBUTIONS	(0.013)		(0.034)	(0.030)	(0.019)		(0.009)		(0.009)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00
Total Return [2]	1.31%		3.44%	3.07%	1.95	% [3]	0.88%		0.92%

Ratios to Average Net Assets:
Net expenses	0.33	% [4]	0.33%	0.33%	0.33%		0.33%		0.33%
Net investment income	2.60	% [4]	3.38%	3.05%	1.92%		0.86%		0.91%
Expense waiver/reimbursement [5]	0.21	% [4]	0.22%	0.34%	0.47%		0.48%		0.46%
Supplemental Data:
Net assets, end of period (000 omitted)	$370,482		$348,861	$346,966	$279,890		$279,622		$379,064

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on the total return.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2008		2007	2006	2005	2004		2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.010		0.028	0.025	0.014	0.004		0.004
Net realized gain (loss) on investments	0.000	[1]	0.000 [1]	0.000 [1]	--	(0.000	) [1]	--
TOTAL FROM INVESTMENT OPERATIONS	0.010		0.028	0.025	0.014	0.004		0.004
Less Distributions:
Distributions from net investment income	(0.010)		(0.028)	(0.025)	(0.014)	(0.004)		(0.004)
Distributions from net realized gain on investments	(0.000	) [1]	--	--	--	--		--
TOTAL DISTRIBUTIONS	(0.010)		(0.028)	(0.025)	(0.014)	(0.004)		(0.004)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total Return [2]	0.97%		2.83%	2.56%	1.44%	0.38%		0.42%

Ratios to Average Net Assets:
Net expenses	1.00	% [3]	0.92%	0.83%	0.83%	0.83%		0.83%
Net investment income	1.93	% [3]	2.79%	2.47%	1.42%	0.36%		0.43%
Expense waiver/reimbursement [4]	0.29	% [3]	0.38%	0.48%	0.47%	0.48%		0.46%
Supplemental Data:
Net assets, end of period (000 omitted)	$73,833		$73,436	$81,560	$149,781	$157,622		$174,836

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and, to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,013.10	$1.65
Cash Series Shares	$1,000	$1,009.70	$5.00
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.22	$1.66
Cash Series Shares	$1,000	$1,019.89	$5.02

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.33%
Cash Series Shares	1.00%

Portfolio of Investments Summary Tables

At April 30, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	75.6%
Municipal Notes	14.8%
Commercial Paper	9.2%
Other Assets and Liabilities--Net [2]	0.4%
TOTAL	100.0%

At April 30, 2008, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	75.6%
8-30 Days	0.0%
31-90 Days	9.2%
91-180 Days	7.2%
181 Days or more	7.6%
Other Assets and Liabilities--Net [2]	0.4%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2008 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.6% [1,2]
		Minnesota--99.6%
$10,090,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT)/ (Series 2007-7), Weekly VRDNs (Chaska, MN ISD No.112)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 2.510%, 5/1/2008	$10,090,000
2,190,000		Apple Valley, MN, IDRB (Series 1995), Weekly VRDNs (AV Development Co.)/(U.S. Bank, N.A. LOC), 2.600%, 5/1/2008	2,190,000
7,225,000		Avon, MN, (Series 1998), Weekly VRDNs (Vesper Corp.)/(Key Bank, N.A. LOC), 2.580%, 5/7/2008	7,225,000
9,660,000	[3,4]	Becker, MN, (Series 2005 FR/RI-FP12), Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 2.700%, 5/1/2008	9,660,000
5,840,000		Bemidji, MN IDR, (Series 2006), Daily VRDNs (North Central Door Co. LLC)/(U.S. Bank, N.A. LOC), 2.700%, 5/1/2008	5,840,000
2,655,000		Blaine, MN, IDRBs (Series 1996), Weekly VRDNs (S & S of Minnesota LLC)/(Wells Fargo Bank, N.A. LOC), 2.680%, 5/1/2008	2,655,000
4,275,000		Brainerd, MN ISD #181, (Series A), 2.00% TANs (GTD by Minnesota State), 9/4/2008	4,283,841
805,000		Chanhassen, MN IDA, (Series 1995), Weekly VRDNs (Building Management Group LLC)/ (Wells Fargo Bank, N.A. LOC), 2.680%, 5/1/2008	805,000
4,775,000		Chaska, MN, (Series 2004), Weekly VRDNs (Lifecore Biomedical, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.630%, 5/6/2008	4,775,000
3,400,000		Coon Rapids, MN, (Series 2003A), Weekly VRDNs (Crest Oaks Apartments)/(LaSalle Bank, N.A. LOC), 2.480%, 5/2/2008	3,400,000
14,500,000	[3,4]	Dakota County & Washington County, MN Housing & Redevelopment Authority, MERLOTS (Series J), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 2.870%, 5/7/2008	14,500,000
8,865,000		Dakota County, MN Community Development Agency, (Series 2007A), Weekly VRDNs (View Pointe Apartments)/(FNMA LOC), 2.530%, 5/2/2008	8,865,000
10,010,000	[3,4]	Dakota County, MN Community Development Agency, ROCs (Series 10227), Weekly VRDNs (GNMA COL)/(Citigroup, Inc. LIQ), 2.510%, 5/1/2008	10,010,000
18,680,000	[3,4]	Dakota County, Washington County & Anoka City, MN Housing & Redevelopment Authority, MERLOTS (Series H), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 2.870%, 5/7/2008	18,680,000
4,325,000		Eagan, MN, (Series 2003 A-1) Weekly VRDNs (Thomas Lake Place Apartments)/(FNMA LOC), 2.600%, 5/1/2008	4,325,000
7,700,000		East Grand Forks, MN Solid Waste Disposal, (Series 2006), Weekly VRDNs (American Crystal Sugar Co.)/(Wachovia Bank N.A. LOC), 2.630%, 5/1/2008	7,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Minnesota--continued
$400,000		Eden Prairie, MN IDA Weekly VRDNs (Richard W. Cohen)/(Wells Fargo Bank, N.A. LOC), 2.580%, 5/1/2008	$400,000
360,000		Eden Prairie, MN IDA, (Series 1996), Weekly VRDNs (Challenge Printing, Inc.)/(U.S. Bank, N.A. LOC), 2.690%, 5/1/2008	360,000
6,000,000		Eden Prairie, MN MFH, (Series 2003-A), Weekly VRDNs (Eden Prairie, MN Leased Housing Associates LLP)/(LaSalle Bank, N.A. LOC), 2.530%, 5/2/2008	6,000,000
2,435,000	[3,4]	Elk River, MN ISD No. 728, PUTTERs (Series 1275), Weekly VRDNs (FSA INS)/ (JPMorgan Chase Bank, N.A. LIQ), 2.510%, 5/1/2008	2,435,000
1,000,000		Faribault, MN IDA, (Series 2001), Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 2.730%, 5/1/2008	1,000,000
1,685,000		Farmington, MN, (Series 1996), Weekly VRDNs (Lexington Standard Corp.)/(Wells Fargo Bank, N.A. LOC), 2.680%, 5/1/2008	1,685,000
3,320,000		Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone Arch Apartments)/(FNMA LOC), 2.600%, 5/1/2008	3,320,000
6,260,000	[3,4]	Hennepin County, MN, PUTTERs (Series 1792), Weekly VRDNs (JPMorgan Chase & Co. LIQ), 2.510%, 5/1/2008	6,260,000
2,250,000		Lake Superior, MN ISD No. 381, (Series 2007A), 4.25% TANs (GTD by Minnesota State), 8/19/2008	2,253,058
1,600,000		Lino Lakes, MN, (Series 1997), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank, N.A. LOC), 2.530%, 5/1/2008	1,600,000
1,245,000		Lino Lakes, MN, (Series 1998), Weekly VRDNs (Molin Concrete Products Co.)/(Wells Fargo Bank, N.A. LOC), 2.680%, 5/1/2008	1,245,000
3,750,000		Litchfield, MN ISD #465, 4.00% TANs (GTD by Minnesota State), 9/19/2008	3,755,157
500,000		Maplewood, MN, (Series 1997), Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 2.680%, 5/1/2008	500,000
45,000		Mendota Heights, MN, (Series 1999), Weekly VRDNs (St. Thomas Academy)/(Allied Irish Banks PLC LOC), 2.450%, 5/1/2008	45,000
2,400,000		Metropolitan Council, MN, (Series B), 4.00% Bonds, 3/1/2009	2,437,366
2,000,000		Minneapolis, MN Health Care System, (Series 2005C), Weekly VRDNs (Fairview Health Services)/(MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 3.900%, 5/7/2008	2,000,000
700,000		Minneapolis, MN, (Series 1996), Weekly VRDNs (WNB & Co.)/(U.S. Bank, N.A. LOC), 2.500%, 5/1/2008	700,000
5,375,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2004B), Daily VRDNs (Children's Hospitals & Clinics)/(FSA INS)/(U.S. Bank, N.A. LIQ), 2.630%, 5/1/2008	5,375,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Minnesota--continued
$5,035,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-2834), Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.520%, 5/1/2008	$5,035,000
10,565,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, SGA 127 (Series 2001), Weekly VRDNs (Societe Generale, Paris LIQ), 2.750%, 5/7/2008	10,565,000
15,000,000		Minnesota Agricultural and Economic Development Board, (Series 2008C-4A), Daily VRDNs (Essentia Health Obligated Group)/(Assured Guaranty Corp. INS)/(KBC Bank N.V. LIQ), 2.600%, 5/1/2008	15,000,000
25,335,000		Minnesota State HFA, (2004 Series G), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 2.600%, 5/1/2008	25,335,000
7,200,000		Minnesota State HFA, (2007 Series N), 3.30% BANs, 12/18/2008	7,200,000
11,800,000		Minnesota State HFA, (2007 Series O), 3.35% BANs, 12/18/2008	11,800,000
1,455,000	[3,4]	Minnesota State HFA, MERLOTS (Series 2001-B3), Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.870%, 5/7/2008	1,455,000
14,000,000		Minnesota State HFA, (Series 2007K), 3.78% BANs, 8/11/2008	14,000,000
10,540,000	[3,4]	Minnesota State HFA, MERLOTS (Series 2008-CO2), 2.45% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 1/21/2009	10,540,000
1,925,000	[3,4]	Minnesota State HFA, ROCs (Series 176), Weekly VRDNs (Citibank NA, New York LIQ), 2.510%, 5/1/2008	1,925,000
890,000	[3,4]	Minnesota State HFA, (Series 2002 FR/RI-L35J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.380%, 5/7/2008	890,000
2,005,000		Minnesota State, 5.00% Bonds, 8/1/2008	2,011,094
1,925,000		Minnesota State, 5.375% Bonds, 11/1/2008	1,948,382
5,900,000		Minnetonka, MN, MFH Revenue Refunding Bonds (Series 1995), Weekly VRDNs (Southampton Apartments (MN))/(National Bank of Canada, Montreal LOC), 2.500%, 5/1/2008	5,900,000
1,490,000		Mountain Iron-Buhl, MN ISD No. 712, 4.25% TRANs (GTD by Minnesota State), 8/26/2008	1,492,155
1,130,000		New Hope, MN Weekly VRDNs (Paddock Labs)/(U.S. Bank, N.A. LOC), 2.690%, 5/1/2008	1,130,000
2,000,000		North St. Paul-Maplewood, MN School District 622, 4.25% TANs (GTD by Minnesota State), 8/8/2008	2,002,342
2,685,000	[3,4]	Northern Municipal Power Agency, MN, ROCs (Series 32), Weekly VRDNs (FSA INS)/ (Citibank NA, New York LIQ), 2.480%, 5/1/2008	2,685,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Minnesota--continued
$2,000,000		Northfield, MN, (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/(LaSalle Bank, N.A. LOC), 2.480%, 5/2/2008	$2,000,000
540,000		Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.680%, 5/1/2008	540,000
4,965,000		Plymouth, MN, (Series 2003), Weekly VRDNs (Harbor Lane Apartments)/(FNMA LOC), 2.600%, 5/1/2008	4,965,000
24,390,000		Ramsey County, MN Housing and Redevelopment Authority, (Series 2003 A), Weekly VRDNs (Gateway Apartments LP)/(LaSalle Bank, N.A. LOC), 2.530%, 5/2/2008	24,390,000
2,000,000		Red Wing, MN ISD No. 256, 4.25% TANs (GTD by Minnesota State), 8/27/2008	2,002,915
3,710,000		Red Wing, MN Port Authority, (Series 2006), Weekly VRDNs (Food Service Specialties)/(U.S. Bank, N.A. LOC), 2.680%, 5/1/2008	3,710,000
16,000,000		Rochester, MN Health Care Facility Authority, (Series 2000A), 2.10% CP (Mayo Foundation)/(Morgan Stanley Bank LIQ), Mandatory Tender 6/9/2008	16,000,000
3,500,000		Rochester, MN MFH, (Series 2003A), Weekly VRDNs (Eastridge Estates)/(FNMA LOC), 2.510%, 5/1/2008	3,500,000
1,200,000		Rockford, MN, (Series 1999), Weekly VRDNs (Minnesota Diversified Products, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.530%, 5/1/2008	1,200,000
1,000,000		Savage, MN, (Series 1998), Weekly VRDNs (Fabcon, Inc.)/(LaSalle Bank, N.A. LOC), 2.600%, 5/1/2008	1,000,000
25,000,000		Southern Minnesota Municipal Power Agency, 1.43% CP, Mandatory Tender 7/10/2008	25,000,000
13,445,000	[3,4]	Southern Minnesota Municipal Power Agency, ROCs (Series 189 II), Weekly VRDNs (AMBAC INS)/(Citibank NA, New York LIQ), 3.210%, 5/1/2008	13,445,000
16,100,000		St. Anthony, MN, (Series 2004A), Weekly VRDNs (Landings at Silver Lake Village)/(LaSalle Bank, N.A. LOC), 2.530%, 5/2/2008	16,100,000
2,500,000		St. Anthony, MN, (Series 2007), Weekly VRDNs (Landings at Silver Lake Village)/(LaSalle Bank, N.A. LOC), 2.530%, 5/2/2008	2,500,000
2,015,000		St. Joseph, MN, Vicwest (Series 2002), Weekly VRDNs (St. Joe Development LLC)/(U.S. Bank, N.A. LOC), 2.680%, 5/6/2008	2,015,000
6,260,000		St. Louis Park, MN, (Series 2002A), Weekly VRDNs (West Suburban Partners VII LP)/(LaSalle Bank, N.A. LOC), 2.480%, 5/2/2008	6,260,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Minnesota--continued
$1,710,000		St. Michael, MN, (Series 1999) Weekly VRDNs (TC/American Monorail, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.530%, 5/1/2008	$1,710,000
5,000,000		St. Paul and Ramsey County, MN Housing and Redevelopment Authority, (Series 2002A), Weekly VRDNs (St. Paul Leased Housing Associates I)/ (LaSalle Bank, N.A. LOC), 2.530%, 5/2/2008	5,000,000
2,000,000		St. Paul, MN Housing & Redevelopment Authority Weekly VRDNs (District Cooling St Paul, Inc.)/(Dexia Credit Local LOC), 2.700%, 5/7/2008	2,000,000
1,600,000		St. Paul, MN Housing & Redevelopment Authority, (1995 Series I), Weekly VRDNs (District Cooling St Paul, Inc.)/(Dexia Credit Local LOC), 2.700%, 5/7/2008	1,600,000
13,750,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2005C), Weekly VRDNs (University Carleton Development LP)/(LaSalle Bank, N.A. LOC), 2.530%, 5/2/2008	13,750,000
2,320,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2006A), Weekly VRDNs (Gateway Apartments LP)/(LaSalle Bank, N.A. LOC), 2.530%, 5/2/2008	2,320,000
2,940,000		St. Paul, MN Port Authority, (2003-13-Series T), Weekly VRDNs (District Cooling St Paul, Inc.)/(Dexia Credit Local LOC), 2.700%, 5/7/2008	2,940,000
2,000,000		St. Paul, MN Port Authority, (Series 1991), Weekly VRDNs (West Gate Office)/(U.S. Bank, N.A. LOC), 2.700%, 5/7/2008	2,000,000
1,200,000		St. Paul, MN Port Authority, (Series 1998A), Weekly VRDNs (Bix Fruit Co.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.840%, 5/1/2008	1,200,000
2,500,000		St. Paul, MN Port Authority, Variable Rate Demand IDRBs (Series 1998A), Weekly VRDNs (National Checking Co.)/(U.S. Bank, N.A. LOC), 2.750%, 5/1/2008	2,500,000
880,000		Stillwater, MN, (Series 2002A), Weekly VRDNs (Curve Crest Villa)/(LaSalle Bank, N.A. LOC), 2.480%, 5/2/2008	880,000
1,875,000		Waite Park, MN, (Series 2000), Weekly VRDNs (Ben's Tool & Ironworks)/(Wells Fargo Bank, N.A. LOC), 2.680%, 5/1/2008	1,875,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Minnesota--continued
$1,800,000		White Bear Lake, MN, (Series 2004), Weekly VRDNs (Pinehurst Investments LLC)/(LaSalle Bank, N.A. LOC), 2.480%, 5/2/2008	$1,800,000
865,000		Winnebago, MN, (Series 1999), Weekly VRDNs (Dixie Carbonic, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.800%, 5/7/2008	865,000
		TOTAL MUNICIPAL INVESTMENTS--99.6% (AT AMORTIZED COST) [5]	442,356,310
		OTHER ASSETS AND LIABILITIES - NET--0.4% [6]	1,958,905
		TOTAL NET ASSETS--100%	$444,315,215

Securities that are subject to the federal alternative minimum tax (AMT) represent 64.0% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2008, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2008, these restricted securities amounted to $118,175,000, which represented 26.6% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2008, these liquid restricted securities amounted to $118,175,000, which represented 26.6% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDR	--Industrial Development Revenue
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
ISD	--Independent School District
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$442,356,310
Cash		523,343
Income receivable		2,336,410
TOTAL ASSETS		445,216,063
Liabilities:
Payable for shares redeemed	$291,076
Income distribution payable	552,904
Payable for Directors'/Trustees' fees	220
Payable for distribution services fee (Note 4)	27,903
Payable for shareholder services fee (Note 4)	16,582
Accrued expenses	12,163
TOTAL LIABILITIES		900,848
Net assets for 444,173,758 shares outstanding		$444,315,215
Net Assets Consist of:
Paid-in capital		$444,173,718
Accumulated net realized gain on investments		141,164
Undistributed net investment income		333
TOTAL NET ASSETS		$444,315,215
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$370,481,829 ÷ 370,365,917 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$73,833,386 ÷ 73,807,841 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statement

Statement of Operations

Six Months Ended April 30, 2008 (unaudited)

Investment Income:
Interest			$7,002,262
Expenses:
Investment adviser fee (Note 4)		$955,759
Administrative personnel and services fee (Note 4)		187,280
Custodian fees		9,086
Transfer and dividend disbursing agent fees and expenses		48,576
Directors'/Trustees' fees		1,642
Auditing fees		8,652
Legal fees		6,570
Portfolio accounting fees		51,321
Distribution services fee--Cash Series Shares (Note 4)		204,279
Shareholder services fee--Cash Series Shares (Note 4)		101,885
Share registration costs		25,684
Printing and postage		10,496
Insurance premiums		3,416
Miscellaneous		1,072
TOTAL EXPENSES		1,615,718
Waivers and Reduction:
Waiver of investment adviser fee (Note 4)	$(504,100)
Waiver of administrative personnel and services fee (Note 4)	(5,246)
Waiver of distribution services fee--Cash Series Shares (Note 4)	(32,685)
Reduction of custodian fees	(1,513)
TOTAL WAIVERS AND REDUCTION		(543,544)
Net expenses			1,072,174
Net investment income			5,930,088
Net realized gain on investments			145,483
Change in net assets resulting from operations			$6,075,571

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2008	Year Ended 10/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,930,088	$13,814,985
Net realized gain on investments	145,483	21,766
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,075,571	13,836,751
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,144,033)	(11,451,760)
Cash Series Shares	(785,542)	(2,363,583)
Distributions from net realized gain on investments
Institutional Shares	(11,806)	--
Cash Series Shares	(2,438)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,943,819)	(13,815,343)
Share Transactions:
Proceeds from sale of shares	570,833,065	942,608,795
Net asset value of shares issued to shareholders in payment of distributions declared	1,455,601	4,058,842
Cost of shares redeemed	(550,401,736)	(952,918,002)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	21,886,930	(6,250,365)
Change in net assets	22,018,682	(6,228,957)
Net Assets:
Beginning of period	422,296,533	428,525,490
End of period (Including undistributed (distributions in excess of) net investment income of $333 and ($180), respectively)	$444,315,215	$422,296,533

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2008 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Minnesota Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the regular personal income tax imposed by the state of Minnesota consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on November 1, 2007. As of and during the six months ended April 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2008	Year Ended 10/31/2007
Institutional Shares:
Shares sold	471,464,840	744,354,158
Shares issued to shareholders in payment of distributions declared	670,255	1,698,005
Shares redeemed	(450,619,185)	(744,174,413)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	21,515,910	1,877,750

	Six Months Ended 4/30/2008	Year Ended 10/31/2007
Cash Series Shares:
Shares sold	99,368,225	198,254,637
Shares issued to shareholders in payment of distributions declared	785,346	2,360,837
Shares redeemed	(99,782,551)	(208,743,589)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	371,020	(8,128,115)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	21,886,930	(6,250,365)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the Adviser voluntarily waived $504,100 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $5,246 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.50% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, FSC voluntarily waived $32,685 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2008, FSC retained $127,080 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2008, FSSC received $1,036 of fees paid by the Fund. For the six months ended April 30, 2008, the Fund's Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the six months ended April 30, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $367,310,000 and $341,275,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2008, 53.4% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 19.3% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated"), and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Shareholder Meeting Results (Unaudited)

A Special Meeting of Shareholders of Minnesota Municipal Cash Trust, a portfolio of Money Market Obligations Trust (the "Trust") was held on March 18, 2008. On January 18, 2008, the record date for shareholders voting at the meeting, there were 182,155,116,740 total outstanding shares of the Trust. The following items were considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM 1

To elect five Trustees. 1

Name	For	Withheld
Nicholas P. Constantakis	61,664,488,031	513,386,538
J. Christopher Donahue	61,693,660,618	484,213,951
R. James Nicholson	61,671,629,324	506,245,228
Thomas M. O'Neill	61,688,131,563	489,732,592
James F. Will	61,682,345,729	495,518,426

1 The following Trustees continued their terms: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., John F. Cunningham, Peter E. Madden, Charles F. Mansfield, Jr., John E. Murray, Jr., Marjorie P. Smuts and John S. Walsh.

Evaluation and Approval of Advisory Contract

MINNESOTA MUNICIPAL CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N484
Cusip 60934N492

1052807 (6/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

New Jersey Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2008

Institutional Shares
Institutional Service Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
SHAREHOLDER MEETING RESULTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2008		2007		2006	2005	2004		2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.012		0.032		0.028	0.017	0.006		0.006
Net realized gain (loss) on investments	0.000	[1]	0.000	[1]	0.000 [1]	0.000 [1]	(0.000	) [1]	--
TOTAL FROM INVESTMENT OPERATIONS	0.012		0.032		0.028	0.017	0.006		0.006
Less Distributions:
Distributions from net investment income	(0.012)		(0.032)		(0.028)	(0.017)	(0.006)		(0.006)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	--	--	--		--
TOTAL DISTRIBUTIONS	(0.012)		(0.032)		(0.028)	(0.017)	(0.006)		(0.006)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Total Return [2]	1.25%		3.22%		2.85%	1.69%	0.60%		0.64%

Ratios to Average Net Assets:
Net expenses	0.55	% [3]	0.55%		0.56%	0.58%	0.60%		0.60%
Net investment income	2.40	% [3]	3.17%		2.81%	1.64%	0.58%		0.65%
Expense waiver/reimbursement [4]	0.03	% [3]	0.05%		0.05%	0.16%	0.26%		0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$169,563		$99,657		$79,176	$75,179	$77,824		$84,452

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2008		2007		2006	2005	2004		2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.012		0.030		0.027	0.015	0.005		0.005
Net realized gain (loss) on investments	0.000	[1]	0.000	[1]	0.000 [1]	0.000 [1]	(0.000	) [1]	--
TOTAL FROM INVESTMENT OPERATIONS	0.012		0.030		0.027	0.015	0.005		0.005
Less Distributions:
Distributions from net investment income	(0.012)		(0.030)		(0.027)	(0.015)	(0.005)		(0.005)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	--	--	--		--
TOTAL DISTRIBUTIONS	(0.012)		(0.030)		(0.027)	(0.015)	(0.005)		(0.005)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Total Return [2]	1.17%		3.07%		2.70%	1.56%	0.50%		0.54%

Ratios to Average Net Assets:
Net expenses	0.70	% [3]	0.70%		0.70%	0.70%	0.70%		0.70%
Net investment income	2.29	% [3]	3.02%		2.65%	1.54%	0.49%		0.53%
Expense waiver/reimbursement [4]	0.23	% [3]	0.24%		0.25%	0.27%	0.26%		0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$208,233		$198,777		$145,914	$148,959	$157,491		$149,311

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,			Period Ended
	4/30/2008		2007		2006	10/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010		0.027		0.024	0.011
Net realized gain on investments	0.000	[2]	0.000	[2]	0.000 [2]	0.000	[2]
TOTAL FROM INVESTMENT OPERATIONS	0.010		0.027		0.024	0.011
Less Distributions:
Distributions from net investment income	(0.010)		(0.027)		(0.024)	(0.011)
Distributions from net realized gain on investments	(0.000	) [2]	(0.000	) [2]	--	--
TOTAL DISTRIBUTIONS	(0.010)		(0.027)		(0.024)	(0.011)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00
Total Return [3]	1.02%		2.76%		2.40%	1.10%

Ratios to Average Net Assets:
Net expenses	1.00	% [4]	1.00%		1.01%	1.00	% [4]
Net investment income	2.00	% [4]	2.72%		2.36%	1.58	% [4]
Expense waiver/reimbursement [5]	0.43	% [4]	0.45%		0.45%	0.47	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$193,812		$141,332		$113,317	$141,245

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and, to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,012.50	$2.75
Institutional Service Shares	$1,000	$1,011.70	$3.50
Cash Series Shares	$1,000	$1,010.20	$5.00
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.13	$2.77
Institutional Service Shares	$1,000	$1,021.38	$3.52
Cash Series Shares	$1,000	$1,019.89	$5.02

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.55%
Institutional Service Shares	0.70%
Cash Series Shares	1.00%

Portfolio of Investments Summary Tables

At April 30, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	76.0%
Municipal Notes	21.4%
Other Assets and Liabilities--Net [2]	2.6%
TOTAL	100.0%

At April 30, 2008, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	76.0%
8-30 Days	1.9%
31-90 Days	1.7%
91-180 Days	8.4%
181 Days or more	9.4%
Other Assets and Liabilities--Net [2]	2.6%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2008 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--97.4% [1,2]
		New Jersey--93.7%
$2,440,000		Barrington, NJ, (Series 2008A), 3.00% BANs, 1/21/2009	$2,443,773
5,432,687		Berkeley Township, NJ, 3.70% BANs, 11/20/2008	5,440,241
3,400,000		Bordentown, NJ, 3.90% BANs, 10/24/2008	3,404,722
1,440,000		Brick Township, NJ, Special Emergency Notes (Series 2007), 4.25% BANs, 8/8/2008	1,441,874
5,000,000		Bridgeton, NJ, 3.25% BANs, 3/5/2009	5,010,210
1,782,471		Clinton Township, NJ Board of Education, 3.50% BANs, 1/8/2009	1,786,028
2,125,000		Clinton, NJ, 4.00% BANs, 8/29/2008	2,126,003
1,725,000		East Greenwich Township, NJ, (Series 2008A), 2.125% BANs, 2/12/2009	1,728,242
1,145,853		East Greenwich Township, NJ, (Series 2008B), 2.50% BANs, 2/12/2009	1,148,484
2,014,000		Edgewater Park, NJ, (Series 2006A), 4.00% BANs, 6/27/2008	2,014,483
5,145,616		Fair Haven Boro, NJ, 2.00% BANs, 2/12/2009	5,154,315
3,743,500		Florence Township, NJ, 3.60% BANs, 12/12/2008	3,747,931
1,500,000		Glen Ridge, NJ, 2.50% TANs, 2/26/2009	1,503,857
2,942,000		Gloucester City, NJ, 4.00% BANs, 9/17/2008	2,945,339
1,122,000		Hanover Township, NJ, 4.25% BANs, 7/10/2008	1,122,929
2,195,955		Harmony Township, NJ, 4.00% BANs, 9/17/2008	2,197,962
1,493,394		High Bridge Borough, NJ, 4.25% BANs, 7/25/2008	1,494,291
5,000,000		Hoboken, NJ, 3.50% BANs, 12/22/2008	5,007,768
11,000,000		Hoboken, NJ, 3.75% TANs, 8/29/2008	11,012,394
2,500,000		Island Heights, NJ, 4.125% BANs, 9/5/2008	2,502,125
3,172,608		Keansburg, NJ, (Series 2008A), 3.25% BANs, 1/23/2009	3,175,959
5,436,000		Mansfield Township, NJ, 2.50% BANs, 4/21/2009	5,461,872
4,700,000		Medford Township, NJ, 4.00% BANs, 7/30/2008	4,702,225
2,400,000		Mount Holly Township, NJ, (Series 2007B), 4.125% BANs, 7/11/2008	2,400,829
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Jersey--continued
$3,410,000		New Jersey EDA Weekly VRDNs (Baptist Home Society of New Jersey)/(Valley National Bank, Passaic, NJ LOC), 2.550%, 5/1/2008	$3,410,000
3,708,000		New Jersey EDA Weekly VRDNs (Meridan Health Care)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.20%, 5/7/2008	3,708,000
6,790,000		New Jersey EDA Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank LOC), 2.530%, 5/1/2008	6,790,000
430,000		New Jersey EDA, (Series 1992D-1) Weekly VRDNs (Danlin Corp.)/(BNP Paribas SA LOC), 2.700%, 5/1/2008	430,000
1,825,000		New Jersey EDA, (Series 1995) Weekly VRDNs (Thermal Energy I LP)/ (JPMorgan Chase Bank, N.A. LOC), 2.700%, 5/7/2008	1,825,000
13,600,000		New Jersey EDA, (Series 1997) Weekly VRDNs (Thermal Energy I LP)/ (JPMorgan Chase Bank, N.A. LOC), 2.700%, 5/7/2008	13,600,000
700,000		New Jersey EDA, (Series 1997) Weekly VRDNs (UJA Federation of Bergan County and North Hudson, Inc.)/(Bank of New York LOC), 2.500%, 5/6/2008	700,000
715,000		New Jersey EDA, (Series 1998) Weekly VRDNs (Deutscher Realty Co. LLC)/ (JPMorgan Chase Bank, N.A. LOC), 3.200%, 5/1/2008	715,000
9,060,000		New Jersey EDA, (Series 1998A) Weekly VRDNs (Jewish Home at Rockleigh)/ (Allied Irish Banks PLC LOC), 2.460%, 5/2/2008	9,060,000
9,060,000		New Jersey EDA, (Series 1998B) Weekly VRDNs (Jewish Home at Rockleigh)/ (Allied Irish Banks PLC LOC), 2.460%, 5/2/2008	9,060,000
2,000,000		New Jersey EDA, (Series 1999) Daily VRDNs (VOADV Property, Inc.)/ (Commerce Bank N.A., Cherry Hill, NJ LOC), 2.430%, 5/2/2008	2,000,000
1,500,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Temple Emanuel of the Pascack Valley)/(PNC Bank, N.A. LOC), 2.500%, 5/2/2008	1,500,000
2,620,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Village School for Children, Inc.)/(Valley National Bank, Passaic, NJ LOC), 2.480%, 5/1/2008	2,620,000
40,000		New Jersey EDA, (Series A) Weekly VRDNs (325 Midland Avenue LLC & Wearbest Sil-Tex Ltd.)/(Bank of New York LOC), 2.500%, 5/1/2008	40,000
10,445,000	[3,4]	New Jersey EDA, PUTTERs (Series 1104) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 2.510%, 5/1/2008	10,445,000
12,985,000	[3,4]	New Jersey EDA, School Facilities Construction MERLOTS (Series 2007-C99) Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ), 3.570%, 5/7/2008	12,985,000
6,200,000	[3,4]	New Jersey Environmental Infrastructure Trust, (Series 2001-JPMC-6) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 2.680%, 5/7/2008	6,200,000
4,230,000		New Jersey Health Care Facilities Financing Authority, (Series 2004A-1) Weekly VRDNs (Bayshore Community Hospital, NJ)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.380%, 5/1/2008	4,230,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Jersey--continued
$6,100,000		New Jersey Health Care Facilities Financing Authority, (Series A-1) Weekly VRDNs (AtlantiCare Regional Medical Center)/(Wachovia Bank N.A. LOC), 2.360%, 5/1/2008	$6,100,000
2,000,000		New Jersey Health Care Facilities Financing Authority, (Series A-2) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 2.380%, 5/1/2008	2,000,000
10,000,000	[3,4]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L35) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 2.730%, 5/1/2008	10,000,000
13,995,000	[3,4]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L36) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 2.730%, 5/1/2008	13,995,000
10,920,000	[3,4]	New Jersey State Transportation Trust Fund Authority, (PT-3535) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.450%, 5/1/2008	10,920,000
34,580,000	[3,4]	New Jersey State Transportation Trust Fund Authority, (PT-3859) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.450%, 5/1/2008	34,580,000
16,165,000	[3,4]	New Jersey State Transportation Trust Fund Authority, BB&T Floater Certificates (Series 2032) Weekly VRDNs (FSA INS)/(Branch Banking & Trust Co. LIQ), 2.450%, 5/1/2008	16,165,000
6,370,000	[3,4]	New Jersey State Transportation Trust Fund Authority, Floater Certificates (Series 2008-2540) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 2.460%, 5/1/2008	6,370,000
18,290,000	[3,4]	New Jersey State Transportation Trust Fund Authority, MERLOTS (Series 2007-C80) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.520%, 5/7/2008	18,290,000
12,995,000	[3,4]	New Jersey State Transportation Trust Fund Authority, ROCs (Series 11278) Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 2.480%, 5/1/2008	12,995,000
20,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, ROCs (Series 12004) Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 2.460%, 5/1/2008	20,000,000
2,590,000	[3,4]	New Jersey State Transportation Trust Fund Authority, ROCs (Series 684Z) Weekly VRDNs (AMBAC INS)/(Citibank NA, New York LIQ), 3.210%, 5/1/2008	2,590,000
26,795,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DB-447) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 2.450%, 5/1/2008	26,795,000
8,145,000	[3,4]	New Jersey State, MERLOTS (Series 2007-C97) Weekly VRDNs (AMBAC INS)/ (Bank of New York LIQ), 3.470%, 5/7/2008	8,145,000
2,950,000		Passaic, NJ Parking Authority, (Series 2007), 4.25% RANs (GTD by Passaic, NJ), 5/23/2008	2,950,510
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Jersey--continued
$10,890,000	[3,4]	Port Authority of New York and New Jersey, (PT-3560) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.490%, 5/1/2008	$10,890,000
3,735,000	[3,4]	Port Authority of New York and New Jersey, (Series PA-1377R) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.510%, 5/1/2008	3,735,000
4,500,000	[3,4]	Port Authority of New York and New Jersey, EAGLES (Series 2007-47) Weekly VRDNs (FSA INS)/(Bayerische Landesbank LIQ), 2.540%, 5/1/2008	4,500,000
4,900,000	[3,4]	Port Authority of New York and New Jersey, GS Trust (Series 2008-12) Weekly VRDNs (Goldman Sachs Group, Inc. LIQ), 2.460%, 5/1/2008	4,900,000
27,050,000	[3,4]	Port Authority of New York and New Jersey, MERLOTS (Series 2008-D17) Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.870%, 5/7/2008	27,050,000
2,943,000		Princeton Boro, NJ, 4.00% BANs, 6/13/2008	2,945,035
2,980,000		Robbinsville Township, NJ, Formerly Washington Township in Mercer County (Series 2007D), 3.60% BANs, 12/11/2008	2,983,511
2,636,250		Seaside Heights Borough, NJ, (Series 2007C), 3.90% BANs, 10/10/2008	2,638,497
4,660,000		Seaside Park, NJ, 2.50% BANs, 9/4/2008	4,665,833
2,082,755		Somerdale Borough, NJ, (Series 2008B), 2.50% BANs, 4/2/2009	2,087,427
3,695,373		South Orange Village Township, NJ, 4.25% BANs, 9/12/2008	3,702,536
2,042,500		Southampton, NJ, (Series 2007A), 3.50% BANs, 8/21/2008	2,045,537
13,825,000	[3,4]	Tobacco Settlement Financing Corp., NJ, (MT-359) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.590%, 5/1/2008	13,825,000
20,190,000	[3,4]	Tobacco Settlement Financing Corp., NJ, (MT-392) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.590%, 5/1/2008	20,190,000
5,145,000	[3,4]	Tobacco Settlement Financing Corp., NJ, (PA-1284) Weekly VRDNs (United States Treasury COL)/(Merrill Lynch & Co., Inc. LIQ), 2.460%, 5/1/2008	5,145,000
6,780,000	[3,4]	Tobacco Settlement Financing Corp., NJ, MERLOTS (Series 2007-C68) Weekly VRDNs (Bank of New York LIQ)/(United States Treasury PRF 6/9/2008 @ 100), 2.720%, 5/7/2008	6,780,000
18,510,000	[3,4]	Tobacco Settlement Financing Corp., NJ, MT-481 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.590%, 5/1/2008	18,510,000
18,850,000	[3,4]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)/(United States Treasury PRF 6/1/2012 @ 100), 2.510%, 5/1/2008	18,850,000
2,092,800		Wallington, NJ, 4.00% BANs, 8/15/2008	2,093,556
1,898,000		West Orange Township, NJ, 3.50% BANs, 12/17/2008	1,900,308
5,250,000		Wildwood Crest, NJ, 3.125% BANs, 1/16/2009	5,260,666
8,000,000		Wildwood, NJ, 4.375% BANs, 5/9/2008	8,000,680
2,456,049		Woodbury, NJ, (Series 2007A), 4.00% BANs, 9/23/2008	2,458,576
		TOTAL	535,344,528
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--3.7%
$13,600,000		Port Authority of New York and New Jersey, Adjustable Versatile Structure Obligation (Series 3) Daily VRDNs, 2.550%, 5/1/2008	$13,600,000
2,640,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-6) Weekly VRDNs, 2.490%, 5/1/2008	2,640,000
1,020,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-7) Weekly VRDNs, 2.570%, 5/1/2008	1,020,000
4,135,000	[3,4]	Port Authority of New York and New Jersey, SPEARs (Series DB-523) Weekly VRDNs (Deutsche Bank AG LIQ), 2.470%, 5/1/2008	4,135,000
		TOTAL	21,395,000
		TOTAL MUNICIPAL INVESTMENTS--97.4% (AT AMORTIZED COST) [5]	556,739,528
		OTHER ASSETS AND LIABILITIES - NET--2.6% [6]	14,868,279
		TOTAL NET ASSETS--100%	$571,607,807

Securities that are subject to the federal alternative minimum tax (AMT) represent 17.4% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2008, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
92.8%	7.2%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2008, these restricted securities amounted to $348,985,000, which represented 61.1% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2008, these liquid restricted securities amounted to $348,985,000, which represented 61.1% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
COL	--Collateralized
EDA	--Economic Development Authority
FSA	--Financial Security Assurance
GTD	--Guaranteed
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SPEARs	--Short Puttable Exempt Adjustable Receipts
TANs	--Tax Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$556,739,528
Cash		467,636
Income receivable		5,367,102
Receivable for investments sold		9,467,778
Receivable for shares sold		41,200
TOTAL ASSETS		572,083,244
Liabilities:
Payable for shares redeemed	$3,977
Income distribution payable	352,974
Payable for distribution services fee (Note 4)	30,851
Payable for shareholder services fee (Note 4)	65,472
Accrued expenses	22,163
TOTAL LIABILITIES		475,437
Net assets for 571,566,297 shares outstanding		$571,607,807
Net Assets Consist of:
Paid-in capital		$571,566,297
Accumulated net realized gain on investments		40,711
Undistributed net investment income		799
TOTAL NET ASSETS		$571,607,807
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$169,562,783 ÷ 169,551,958 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$208,233,357 ÷ 208,211,172 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$193,811,667 ÷ 193,803,167 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2008 (unaudited)

Investment Income:
Interest			$7,983,002
Expenses:
Investment adviser fee (Note 4)		$1,069,772
Administrative personnel and services fee (Note 4)		209,564
Custodian fees		11,061
Transfer and dividend disbursing agent fees and expenses		142,389
Directors'/Trustees' fees		2,182
Auditing fees		8,652
Legal fees		8,024
Portfolio accounting fees		57,517
Distribution services fee--Institutional Service Shares (Note 4)		99,498
Distribution services fee--Cash Series Shares (Note 4)		510,791
Shareholder services fee--Institutional Service Shares (Note 4)		167,222
Shareholder services fee--Cash Series Shares (Note 4)		212,830
Account administration fee--Institutional Service Shares		81,432
Share registration costs		32,362
Printing and postage		22,359
Insurance premiums		3,320
Miscellaneous		1,192
TOTAL EXPENSES		2,640,167
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 4)	$(78,532)
Waiver of administrative personnel and services fee (Note 4)	(5,822)
Waiver of distribution services fee--Institutional Service Shares (Note 4)	(99,498)
Waiver of distribution services fee--Cash Series Shares (Note 4)	(340,527)
Reimbursement of shareholder services fee--Institutional Service Shares (Note 4)	(99,407)
Reduction of custodian fees	(1,747)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(625,533)
Net expenses			2,014,634
Net investment income			5,968,368
Net realized gain on investments			43,574
Change in net assets resulting from operations			$6,011,942

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2008	Year Ended 10/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,968,368	$12,748,602
Net realized gain on investments	43,574	66,553
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,011,942	12,815,155
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,989,238)	(3,536,852)
Institutional Service Shares	(2,273,847)	(5,179,959)
Cash Series Shares	(1,704,908)	(4,032,042)
Distributions from net realized gain on investments
Institutional Shares	(20,524)	(8,831)
Institutional Service Shares	(26,261)	(16,906)
Cash Series Shares	(22,632)	(13,949)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,037,410)	(12,788,539)
Share Transactions:
Proceeds from sale of shares	962,670,765	1,732,544,769
Net asset value of shares issued to shareholders in payment of distributions declared	3,442,570	7,746,857
Cost of shares redeemed	(834,246,339)	(1,638,959,098)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	131,866,996	101,332,528
Change in net assets	131,841,528	101,359,144
Net Assets:
Beginning of period	439,766,279	338,407,135
End of period (including undistributed net investment income of $799 and $424, respectively)	$571,607,807	$439,766,279

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2008 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of New Jersey Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and New Jersey state income tax imposed upon non-corporate taxpayers consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on November 1, 2007. As of and during the six months ended April 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2008	Year Ended 10/31/2007
Institutional Shares:
Shares sold	283,844,805	649,214,662
Shares issued to shareholders in payment of distributions declared	241,578	281,574
Shares redeemed	(214,170,086)	(629,024,065)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	69,916,297	20,472,171

	Six Months Ended 4/30/2008	Year Ended 10/31/2007
Institutional Service Shares:
Shares sold	390,936,989	689,641,646
Shares issued to shareholders in payment of distributions declared	1,477,925	3,420,806
Shares redeemed	(382,954,343)	(640,211,448)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	9,460,571	52,851,004

	Six Months Ended 4/30/2008	Year Ended 10/31/2007
Cash Series Shares:
Shares sold	287,888,971	393,688,461
Shares issued to shareholders in payment of distributions declared	1,723,067	4,044,477
Shares redeemed	(237,121,910)	(369,723,585)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	52,490,128	28,009,353
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	131,866,996	101,332,528

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the Adviser voluntarily waived $78,532 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $5,822 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.10%
Cash Series Shares	0.60%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, FSC voluntarily waived $440,025 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2008, FSC retained $16,756 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2008, FSSC voluntarily reimbursed $99,407 of shareholder services fees. For the six months ended April 30, 2008, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2008, the Fund's Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the six months ended April 30, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $479,125,000 and $390,154,000 respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2008, 56.3% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 10.8% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Shareholder Meeting Results (Unaudited)

A Special Meeting of Shareholders of New Jersey Municipal Cash Trust, a portfolio of Money Market Obligations Trust (the "Trust"), was held on March 18, 2008. On January 18, 2008, the record date for shareholders voting at the meeting, there were 182,155,116,740 total outstanding shares of the Trust. The following items were considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM 1

To elect five Trustees. 1

Name	For	Withheld
Nicholas P. Constantakis	61,664,488,031	513,386,538
J. Christopher Donahue	61,693,660,618	484,213,951
R. James Nicholson	61,671,629,324	506,245,228
Thomas M. O'Neill	61,688,131,563	489,732,592
James F. Will	61,682,345,729	495,518,426

1 The following Trustees continued their terms: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., John F. Cunningham, Peter E. Madden, Charles F. Mansfield, Jr., John E. Murray, Jr., Marjorie P. Smuts and John S. Walsh.

Evaluation and Approval of Advisory Contract

NEW JERSEY MUNICIPAL CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof ) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N476
Cusip 60934N468
Cusip 608919874

2052902 (6/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

New York Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2008

Institutional Service Shares
Cash II Shares
Institutional Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
SHAREHOLDER MEETING RESULTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2008		2007		2006	2005		2004		2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income From Investment Operations:
Net investment income	0.013		0.032		0.028	0.017		0.006		0.006
Net realized gain (loss) on investments	0.000	[1]	0.000	[1]	0.000 [1]	0.000	[1]	(0.000	) [1]	0.000 [1]
TOTAL FROM INVESTMENT OPERATIONS	0.013		0.032		0.028	0.017		0.006		0.006
Less Distributions:
Distributions from net investment income	(0.013)		(0.032)		(0.028)	(0.017)		(0.006)		(0.006)
Distributions from net realized gain on investments	--		(0.000	) [1]	--	--		--		--
TOTAL DISTRIBUTIONS	(0.013)		(0.032)		(0.028)	(0.017)		(0.006)		(0.006)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total Return [2]	1.26%		3.23%		2.87%	1.76	% [3]	0.60%		0.63%

Ratios to Average Net Assets:
Net expenses	0.52	% [4]	0.52%		0.52%	0.51%		0.59%		0.59%
Net investment income	2.46	% [4]	3.17%		2.81%	1.77%		0.59%		0.64%
Expense waiver/reimbursement [5]	0.50	% [4]	0.50%		0.51%	0.52%		0.44%		0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$672,285		$514,929		$642,643	$782,000		$631,875		$909,198

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on the total return.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2008		2007		2006	2005		2004		2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income From Investment Operations:
Net investment income	0.011		0.029		0.026	0.015		0.004		0.005
Net realized gain (loss) on investments	0.000	[1]	0.000	[1]	0.000 [1]	0.000	[1]	(0.000	) [1]	0.000 [1]
TOTAL FROM INVESTMENT OPERATIONS	0.011		0.029		0.026	0.015		0.004		0.005
Less Distributions:
Distributions from net investment income	(0.011)		(0.029)		(0.026)	(0.015)		(0.004)		(0.005)
Distributions from net realized gain on investments	--		(0.000	) [1]	--	--		--		--
TOTAL DISTRIBUTIONS	(0.011)		(0.029)		(0.026)	(0.015)		(0.004)		(0.005)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total Return [2]	1.15%		2.99%		2.64%	1.55	% [3]	0.44%		0.47%

Ratios to Average Net Assets:
Net expenses	0.75	% [4]	0.75%		0.75%	0.72%		0.75%		0.75%
Net investment income	2.25	% [4]	2.95%		2.53%	1.58%		0.44%		0.46%
Expense waiver/reimbursement [5]	0.29	% [4]	0.30%		0.29%	0.33%		0.28%		0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$279,566		$210,354		$197,149	$321,477		$212,914		$197,030
1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.03% on the total return.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,			Period Ended
	4/30/2008		2007		2006	10/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.014		0.034		0.031	0.017
Net realized gain on investments	0.000	[2]	0.000	[2]	0.000 [2]	0.000	[2]
TOTAL FROM INVESTMENT OPERATIONS	0.014		0.034		0.031	0.017
Less Distributions:
Distributions from net investment income	(0.014)		(0.034)		(0.031)	(0.017)
Distributions from net realized gain on investments	--		(0.000	) [2]	--	--
TOTAL DISTRIBUTIONS	(0.014)		(0.034)		(0.031)	(0.017)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00
Total Return [3]	1.37%		3.45%		3.10%	1.69	% [4]

Ratios to Average Net Assets:
Net expenses	0.30	% [5]	0.30%		0.31%	0.27	% [5]
Net investment income	2.70	% [5]	3.39%		3.15%	2.29	% [5]
Expense waiver/reimbursement [6]	0.24	% [5]	0.25%		0.33%	0.54	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$540,273		$383,930		$416,538	$154,562

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.03% on the total return.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,			Period Ended
	4/30/2008		2007		2006	10/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010		0.027		0.024	0.011
Net realized gain on investments	0.000	[2]	0.000	[2]	0.000 [2]	0.000	[2]
TOTAL FROM INVESTMENT OPERATIONS	0.010		0.027		0.024	0.011
Less Distributions:
Distributions from net investment income	(0.010)		(0.027)		(0.024)	(0.011)
Distributions from net realized gain on investments	--		(0.000	) [2]	--	--
TOTAL DISTRIBUTIONS	(0.010)		(0.027)		(0.024)	(0.011)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00
Total Return [3]	1.02%		2.73%		2.38%	1.14	% [4]

Ratios to Average Net Assets:
Net expenses	1.00	% [5]	1.00%		1.00%	0.97	% [5]
Net investment income	1.98	% [5]	2.70%		2.34%	1.60	% [5]
Expense waiver/reimbursement [6]	0.39	% [5]	0.40%		0.40%	0.43	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$266,990		$185,133		$185,817	$218,959

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.03% on the total return.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period [1]
Actual:
Institutional Service Shares	$1,000	$1,012.60	$2.60
Cash II Shares	$1,000	$1,011.50	$3.75
Institutional Shares	$1,000	$1,013.70	$1.50
Cash Series Shares	$1,000	$1,010.20	$5.00
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,022.28	$2.61
Cash II Shares	$1,000	$1,021.13	$3.77
Institutional Shares	$1,000	$1,023.37	$1.51
Cash Series Shares	$1,000	$1,019.89	$5.02

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Service Shares	0.52%
Cash II Shares	0.75%
Institutional Shares	0.30%
Cash Series Shares	1.00%

Portfolio of Investments Summary Tables

At April 30, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	82.8%
Municipal Notes	11.7%
Commercial Paper	1.5%
Other Assets and Liabilities--Net [2]	4.0%
TOTAL	100.0%

At April 30, 2008, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	81.8%
8-30 Days	1.4%
31-90 Days	6.7%
91-180 Days	3.9%
181 Days or more	2.2%
Other Assets and Liabilities--Net [2]	4.0%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2008 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--96.0% [1,2]
		New Jersey--0.8%
$15,000,000	[3,4]	Port Authority of New York and New Jersey, ROCs (Series 664) Weekly VRDNs (Citibank N.A., New York LIQ), 2.420%, 5/1/2008	$15,000,000
		New York--94.5%
9,000,000		Chenango Forks, NY CSD, (Series 2007A), 3.25% BANs, 12/19/2008	9,013,844
35,125,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New York Non-AMT)/ (Series 2007-3) Weekly VRDNs (AMBAC, FSA, MBIA Insurance Corp. INS and State Street Bank and Trust Co. LIQs), 2.730%, 5/1/2008	35,125,000
30,945,000	[3,4]	Clipper Tax-Exempt Trust (New York Non-AMT)/(Series 2007-43) Weekly VRDNs (AMBAC, MBIA Insurance Corp. INS and State Street Bank and Trust Co. LIQs), 2.730%, 5/1/2008	30,945,000
7,300,000		Cohoes, NY City School District, 3.75% BANs, 11/20/2008	7,312,511
14,300,000		Elmira, NY City School District, 2.75% BANs, 1/29/2009	14,317,648
4,400,000		Erie County, NY IDA, (Series 2002: Civic Facility Revenue Bonds) Weekly VRDNs (People, Inc.)/(Key Bank, N.A. LOC), 2.490%, 5/1/2008	4,400,000
5,519,353		Geneva, NY, (Series 2007A), 4.00% BANs, 5/22/2008	5,520,206
2,290,000	[3,4]	Haverstraw-Stony Point, NY CSD, MERLOTS (Series 2007-D8) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 2.820%, 5/7/2008	2,290,000
25,000,000	[3,4]	Hudson Yards Infrastructure Corp. NY, EAGLES (Series 2007-0030) Weekly VRDNs (FSA INS)/(Landesbank Hessen-Thueringen LIQ), 2.470%, 5/1/2008	25,000,000
14,385,000		Jamestown, NY City School District, 4.00% BANs, 7/10/2008	14,391,097
9,055,000		Madison County, NY IDA, (Series 1999A) Weekly VRDNs (Cazenovia College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.530%, 5/1/2008	9,055,000
53,280,000		Metropolitan Transportation Authority, NY, (Series 2002D-2) Weekly VRDNs (MTA Transportation Revenue)/(FSA INS)/(Dexia Credit Local LIQ), 2.300%, 5/1/2008	53,280,000
25,000,000		Metropolitan Transportation Authority, NY, (Series CP-1), 3.05% CP (MTA Transportation Revenue)/(ABN AMRO Bank NV, Amsterdam LOC), Mandatory Tender 8/12/2008	25,000,000
22,505,000	[3,4]	Metropolitan Transportation Authority, NY, MuniTOPS (Series 2007-55) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 2.430%, 5/1/2008	22,505,000
22,620,000	[3,4]	Metropolitan Transportation Authority, NY, Piper Variable Certificates (Series 2002F) Weekly VRDNs (MTA Transportation Revenue)/(Berkshire Hathaway Assurance Corp. INS)/(Bank of New York LIQ), 2.460%, 5/1/2008	22,620,000
1,640,000		Monroe County, NY IDA, (Series 2004) Weekly VRDNs (Al Sigl Center for Rehabilitation Agencies, Inc. Civic Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.510%, 5/1/2008	1,640,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$7,190,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (Cherry Ridge Independent Living, LLC)/(HSBC Bank USA LOC), 2.150%, 5/1/2008	$7,190,000
4,590,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (YMCA of Greater Rochester)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.580%, 5/1/2008	4,590,000
8,860,000		Monroe County, NY IDA, (Series 2008) Weekly VRDNs (Harley School)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.430%, 5/1/2008	8,860,000
9,580,000		Nassau County, NY IDA, (Series 2005) Weekly VRDNs (North Shore Hebrew Academy High School)/(Comerica Bank LOC), 2.460%, 5/1/2008	9,580,000
6,000,000		New York City Capital Resource Corp., Loan Enhanced Assistance Program (Series 2008B-1) Weekly VRDNs (Cobble Hill Health Center, Inc.)/(Bank of America N.A. LOC), 2.390%, 5/1/2008	6,000,000
7,500,000		New York City, NY Housing Development Corp., (Series 2005A) Weekly VRDNs (Royal Charter Properties-East, Inc.)/(FNMA LOC), 2.400%, 5/7/2008	7,500,000
18,000,000		New York City, NY Housing Development Corp., (Series 2006A: 2 Gold Street) Weekly VRDNs (2 Gold LLC)/(FNMA LOC), 2.600%, 5/7/2008	18,000,000
16,000,000		New York City, NY Housing Development Corp., (Series 2008A) Weekly VRDNs (Q Student Residences LLC)/(RBS Citizens Bank N.A. LOC), 2.300%, 5/1/2008	16,000,000
9,820,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Board of Family and Children's Services, Inc.)/(Allied Irish Banks PLC LOC), 2.730%, 5/7/2008	9,820,000
14,115,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Community Center on the Upper West Side, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.480%, 5/1/2008	14,115,000
1,160,000		New York City, NY IDA, (Series 2001) Weekly VRDNs (Village Community School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.510%, 5/1/2008	1,160,000
5,685,000		New York City, NY IDA, (Series 2003) Weekly VRDNs (Professional Children's School)/(Wachovia Bank N.A. LOC), 2.470%, 5/1/2008	5,685,000
5,150,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Seamen's Society for Children and Families)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.490%, 5/1/2008	5,150,000
7,075,000		New York City, NY IDA, (Series 2004A) Weekly VRDNs (Institute for Community Living, Inc.)/(HSBC Bank USA LOC), 2.470%, 5/1/2008	7,075,000
2,010,000		New York City, NY IDA, (Series 2005) Weekly VRDNs (French Institute-Alliance Francaise de New York-Federation of French Alliances in the United States)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.510%, 5/1/2008	2,010,000
100,965,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A) Weekly VRDNs (One Bryant Park LLC)/(GTD by Bayerische Landesbank INV)/ (Bank of America N.A. and Citibank N.A., New York LOCs), 2.600%, 5/7/2008	100,965,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$8,400,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 B) Daily VRDNs (One Bryant Park LLC)/(GTD by Bayerische Landesbank INV)/ (Bank of America N.A. and Citibank N.A., New York LOCs), 2.500%, 5/1/2008	$8,400,000
23,187,000	[3,4]	New York City, NY Municipal Water Finance Authority, AUSTIN (Series BOA 1038) Weekly VRDNs (Bank of America N.A. LIQ), 2.430%, 5/1/2008	23,187,000
13,900,000	[3,4]	New York City, NY Municipal Water Finance Authority, Floater Certificates (Series 2006-1501) Weekly VRDNs (Morgan Stanley LIQ), 2.410%, 5/1/2008	13,900,000
6,197,000	[3,4]	New York City, NY Municipal Water Finance Authority, Floater Certificates (Series 2006-1926) Weekly VRDNs (Morgan Stanley LIQ), 2.410%, 5/1/2008	6,197,000
18,000,000	[3,4]	New York City, NY Municipal Water Finance Authority, PUTTERs (Series 988) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.510%, 5/1/2008	18,000,000
10,265,000	[3,4]	New York City, NY Municipal Water Finance Authority, ROCs (Series 11249) Weekly VRDNs (Citibank N.A., New York LIQ), 2.420%, 5/1/2008	10,265,000
12,800,000	[3,4]	New York City, NY Municipal Water Finance Authority, ROCs (Series 12010) Weekly VRDNs (Citigroup, Inc. LIQ), 2.420%, 5/1/2008	12,800,000
9,865,000	[3,4]	New York City, NY Municipal Water Finance Authority, ROCs (Series 380) Weekly VRDNs (AMBAC INS)/(Citibank N.A., New York LIQ), 3.750%, 5/1/2008	9,865,000
24,135,000	[3,4]	New York City, NY Municipal Water Finance Authority, ROCs (Series 404) Weekly VRDNs (Citibank N.A., New York LIQ), 2.420%, 5/1/2008	24,135,000
4,500,000	[3,4]	New York City, NY Municipal Water Finance Authority, ROCs (Series 602) Weekly VRDNs (Citibank N.A., New York LIQ), 2.420%, 5/1/2008	4,500,000
6,950,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Fiscal 2008 (Series BB-4) Weekly VRDNs (Fortis Bank SA/NV LIQ), 2.390%, 5/1/2008	6,950,000
20,000,000		New York City, NY Transitional Finance Authority, (Fiscal 1998 Series C) Daily VRDNs (GTD by Bayerische Landesbank LIQ), 2.550%, 5/1/2008	20,000,000
12,170,000	[3,4]	New York City, NY Transitional Finance Authority, (Series 1999B) MERLOTS Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.720%, 5/7/2008	12,170,000
2,000,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Series 3-H) Daily VRDNs (Royal Bank of Canada, Montreal LIQ), 2.550%, 5/1/2008	2,000,000
6,600,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 2-A) Daily VRDNs (Dexia Credit Local LIQ), 2.400%, 5/1/2008	6,600,000
46,220,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 2-B) Weekly VRDNs (Dexia Credit Local LIQ), 2.650%, 5/7/2008	46,220,000
8,600,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 2-D) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 2.400%, 5/7/2008	8,600,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$9,300,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 3-B) Daily VRDNs (Citibank N.A., New York LIQ), 2.660%, 5/1/2008	$9,300,000
11,945,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 3-E) Daily VRDNs (GTD by Landesbank Baden-Wuerttemberg LIQ), 2.500%, 5/1/2008	11,945,000
4,975,000	[3,4]	New York City, NY Transitional Finance Authority, Piper Certificates (Series 2002E) Weekly VRDNs (Bank of New York LIQ), 2.460%, 5/1/2008	4,975,000
7,230,000		New York City, NY, (2003 Series C-2) Weekly VRDNs (GTD by Bayerische Landesbank LOC), 2.600%, 5/7/2008	7,230,000
8,000,000		New York City, NY, (Fiscal 1994 Series H-6) Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ), 3.500%, 5/7/2008	8,000,000
4,300,000		New York City, NY, (Fiscal 1994 Series H-6) Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ), 3.500%, 5/7/2008	4,300,000
14,500,000		New York City, NY, (Fiscal 1995 Series B-7) Daily VRDNs (AMBAC INS)/ (JPMorgan Chase Bank, N.A. LIQ), 4.000%, 5/1/2008	14,500,000
1,510,000		New York City, NY, (Fiscal 2003 Series A), 5.25% Bonds, 8/1/2008	1,521,731
1,300,000		New York City, NY, (Fiscal 2005 Series J), 5.00% Bonds, 3/1/2009	1,331,974
22,500,000		New York City, NY, (Fiscal 2008 Subseries L-4) Daily VRDNs (DePfa Bank PLC LIQ), 2.530%, 5/1/2008	22,500,000
29,000,000		New York City, NY, (Fiscal 2008 Subseries L-5) Daily VRDNs (Dexia Credit Local LIQ), 2.500%, 5/1/2008	29,000,000
21,750,000	[3,4]	New York City, NY, (PA-1336) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.440%, 5/1/2008	21,750,000
15,000,000	[3,4]	New York City, NY, (PA-1363) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.440%, 5/1/2008	15,000,000
18,940,000	[3,4]	New York City, NY, (PT-3822) Weekly VRDNs (GTD by Dexia Credit Local)/ (Dexia Credit Local LIQ), 2.440%, 5/1/2008	18,940,000
15,440,000	[3,4]	New York City, NY, (PT-3823) Weekly VRDNs (Dexia Credit Local LIQ)/ (Dexia Credit Local LOC), 2.440%, 5/1/2008	15,440,000
18,960,000	[3,4]	New York City, NY, ROCs (Series 251) Weekly VRDNs (GTD by Citigroup Global Markets Holdings, Inc.)/(Citigroup, Inc. LIQ), 2.500%, 5/1/2008	18,960,000
8,100,000		New York City, NY, (Series 1996J-3) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 3.000%, 5/7/2008	8,100,000
4,195,000		New York City, NY, (Series 2004H-1) Daily VRDNs (Bank of New York LOC), 2.400%, 5/1/2008	4,195,000
55,000,000		New York City, NY, (Series 2008J-5) Daily VRDNs (Dexia Credit Local LIQ), 2.500%, 5/1/2008	55,000,000
7,315,000	[3,4]	New York City, NY, ROCs (Series 2220) Weekly VRDNs (Citigroup, Inc. LIQ), 4.000%, 5/1/2008	7,315,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$13,130,000	[3,4]	New York City, NY, Solar Eclipse (Series 2007-0085) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 2.460%, 5/1/2008	$13,130,000
18,750,000	[3,4]	New York Liberty Development Corp., AUSTIN (Series 2005Q) Weekly VRDNs (Goldman Sachs Group, Inc.)/(Bank of America N.A. LIQ), 2.430%, 5/1/2008	18,750,000
18,860,000	[3,4]	New York Liberty Development Corp., Floater Certificates (Series 2008-2477) Weekly VRDNs (Goldman Sachs Group, Inc.)/(Morgan Stanley LIQ), 2.410%, 5/1/2008	18,860,000
12,900,000	[3,4]	New York State Dormitory Authority, (PT-3639), 2.00% TOBs (City University of New York)/(Dexia Credit Local LIQ)/(Dexia Credit Local LOC), Optional Tender 6/26/2008	12,900,000
8,690,000	[3,4]	New York State Dormitory Authority, Floater Certificates (Series 2008-2541) Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/ (Morgan Stanley LIQ), 2.410%, 5/1/2008	8,690,000
25,900,000	[3,4]	New York State Dormitory Authority, Floater Certificates (Series 2004-1155) Weekly VRDNs (New York City, NY)/(AMBAC INS)/(Morgan Stanley LIQ), 3.910%, 5/1/2008	25,900,000
22,065,000	[3,4]	New York State Dormitory Authority, MERLOTS (Series 2000 X) Weekly VRDNs (Memorial Sloan-Kettering Cancer Center)/(MBIA Insurance Corp. INS)/(Bank of New York LIQ), 2.970%, 5/7/2008	22,065,000
13,090,000		New York State Dormitory Authority, Mental Health Services (2003 Subseries D-2A) Weekly VRDNs (New York State)/(MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.800%, 5/1/2008	13,090,000
44,905,000		New York State Dormitory Authority, Mental Health Services (2003 Subseries D-2C) Weekly VRDNs (New York State)/(MBIA Insurance Corp. INS)/(GTD by Landesbank Baden-Wuerttemberg LIQ), 2.500%, 5/1/2008	44,905,000
20,105,000		New York State Dormitory Authority, Mental Health Services (2003 Subseries F-2A) Weekly VRDNs (New York State)/(FSA INS)/(Dexia Credit Local LIQ), 2.700%, 5/1/2008	20,105,000
4,205,000	[3,4]	New York State Dormitory Authority, (PT-75) Weekly VRDNs (Ellis Hospital)/(MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 2.520%, 5/1/2008	4,205,000
19,660,000	[3,4]	New York State Dormitory Authority, ROCs (Series 10033) Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/(Citigroup, Inc. LIQ), 2.420%, 5/1/2008	19,660,000
5,795,000	[3,4]	New York State Dormitory Authority, Variable Rate Certificate (Series 2001-D) Weekly VRDNs (Mount Sinai School of Medicine)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.230%, 5/1/2008	5,795,000
6,365,000	[3,4]	New York State Environmental Facilities Corp. State Clean Water and Drinking Water, ROCs (Series 4001) Weekly VRDNs (Citigroup, Inc. LIQ), 2.420%, 5/1/2008	6,365,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$5,070,000	[3,4]	New York State HFA, ROCs (Series 11140) Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/(Citibank N.A., New York LIQ), 2.420%, 5/1/2008	$5,070,000
12,275,000		New York State Power Authority, 2.10% TOBs, Optional Tender 9/1/2008	12,275,000
4,950,000	[3,4]	New York State Power Authority, ROCs (Series 12001) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ), 2.500%, 5/1/2008	4,950,000
6,025,000	[3,4]	New York State Thruway Authority, (EC-1172) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 2.470%, 5/1/2008	6,025,000
9,070,000	[3,4]	New York State Thruway Authority, Floater Certificates (Series 2006-2104) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 2.530%, 5/1/2008	9,070,000
6,840,000	[3,4]	New York State Thruway Authority, ROCs (Series 3073) Weekly VRDNs (Citigroup, Inc. LIQ), 4.010%, 5/1/2008	6,840,000
17,760,000	[3,4]	New York State Urban Development Corp., (PT-4008) Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ), 2.470%, 5/1/2008	17,760,000
16,375,000	[3,4]	New York State Urban Development Corp., (PT-4009) Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ), 2.470%, 5/1/2008	16,375,000
3,950,000	[3,4]	New York State Urban Development Corp., Floater Certificates (Series 2008-2349) Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/(Morgan Stanley LIQ), 2.410%, 5/1/2008	3,950,000
29,200,000		Norwich, NY City School District, 4.00% BANs, 7/18/2008	29,214,954
19,855,871		Oneida County, NY, (Series 2007A), 4.00% BANs, 9/5/2008	19,877,781
5,470,000		Onondaga County, NY IDA, (Series 1999A) Weekly VRDNs (Christian Brothers Academy of Syracuse, NY)/(Key Bank, N.A. LOC), 2.490%, 5/1/2008	5,470,000
1,725,000		Onondaga County, NY Weekly VRDNs (Grainger (W.W.), Inc.), 2.625%, 12/1/2010	1,725,000
5,000,000		Orange County, NY IDA, (Series 2002) Weekly VRDNs (Tuxedo Park School)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.520%, 5/1/2008	5,000,000
12,400,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2002-1) Weekly VRDNs, 2.490%, 5/1/2008	12,400,000
4,000,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2002-2) Weekly VRDNs, 2.490%, 5/1/2008	4,000,000
4,575,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-5) Weekly VRDNs, 2.490%, 5/1/2008	4,575,000
4,000,000	[3,4]	Port Authority of New York and New Jersey, PUTTERs (Series 1546) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.510%, 5/1/2008	4,000,000
7,687,200		Poughkeepsie City, NY, (Series 2007A), 4.00% BANs, 7/18/2008	7,691,296
4,000,000		Rensselaer County, NY IDA, (Series 2008A) Weekly VRDNs (RC Housing I LLC)/(RBS Citizens Bank N.A. LOC), 2.430%, 5/1/2008	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$4,835,000		Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs (WMHT Educational Telecommunications)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.480%, 5/1/2008	$4,835,000
5,440,000	[3,4]	Rockland Tobacco Asset Securitization Corporation, NY, (PA-1345) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.660%, 5/1/2008	5,440,000
13,225,775		Schodack, NY CSD, 4.00% BANs, 7/25/2008	13,232,274
9,710,337		Shenendehowa, NY CSD, 3.00% BANs, 6/27/2008	9,714,074
1,035,000		Suffolk County, NY IDA, (Series 1997B) Weekly VRDNs (Maryhaven Center of Hope)/(Key Bank, N.A. LOC), 2.910%, 5/7/2008	1,035,000
10,000,000		Suffolk County, NY, (Series 2007-II), 3.60% TANs, 9/11/2008	10,010,606
6,680,000		Syracuse, NY IDA, (Series 2008) Weekly VRDNs (MESA of NY, Inc.)/(Key Bank, N.A. LOC), 2.490%, 5/1/2008	6,680,000
16,600,000		Syracuse, NY, (Series 2007A), 4.50% RANs, 6/30/2008	16,619,852
59,725,000	[3,4]	TSASC, Inc. NY, Tobacco Settlement Asset Backed Bonds (PA-1356) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.610%, 5/1/2008	59,725,000
21,875,000	[3,4]	TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (PA-1355) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.610%, 5/1/2008	21,875,000
26,700,000	[3,4]	TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (PA-1359) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.650%, 5/1/2008	26,700,000
6,370,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000AB) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.600%, 5/7/2008	6,370,000
3,970,000		Westchester County, NY IDA, (Series 2000) Weekly VRDNs (Jacob Burns Film Center, Inc.)/(Bank of New York LOC), 2.470%, 5/1/2008	3,970,000
4,215,000		Westchester County, NY IDA, (Series 2002) Weekly VRDNs (The Masters School)/(Allied Irish Banks PLC LOC), 2.460%, 5/1/2008	4,215,000
5,000,000		Westchester County, NY IDA, (Series 2003) Weekly VRDNs (Rye Country Day School)/(Allied Irish Banks PLC LOC), 2.750%, 5/7/2008	5,000,000
11,485,000	[3,4]	Westchester, NY Tobacco Asset Securitization Corp., (PA-1322) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.610%, 5/1/2008	11,485,000
7,128,230		Wheatfield, NY, 2.00% BANs, 2/12/2009	7,139,163
12,684,162		Whitney Point, NY CSD, 4.00% BANs, 6/27/2008	12,689,104
2,000,000		Whitney Point, NY CSD, 4.00% RANs, 6/27/2008	2,000,599
		TOTAL	1,662,632,714
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Puerto Rico--0.7%
$11,500,000	[3,4]	Puerto Rico Public Building Authority, DFA Municipal Trust (Series 2007-01) Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.480%, 5/1/2008	$11,500,000
		TOTAL MUNICIPAL INVESTMENTS--96.0% (AT AMORTIZED COST) [5]	1,689,132,714
		OTHER ASSETS AND LIABILITIES - NET--4.0% [6]	69,981,382
		TOTAL NET ASSETS--100%	$1,759,114,096

At April 30, 2008, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2008, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
98.2%	1.8%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2008, these restricted securities amounted to $757,969,000, which represented 43.1% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2008, these liquid restricted securities amounted to $757,969,000, which represented 43.1% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
CSD	--Central School District
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
INS	--Insured
INV	--Investment Agreement
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$1,689,132,714
Cash		36,107,973
Income receivable		13,429,983
Receivable for investments sold		77,722,764
Receivable for shares sold		506
Prepaid expenses		59,172
TOTAL ASSETS		1,816,453,112
Liabilities:
Payable for investments purchased	$54,404,118
Payable for shares redeemed	1,882,399
Income distribution payable	623,212
Payable for distribution services fee (Note 4)	180,837
Payable for shareholder services fee (Note 4)	248,450
TOTAL LIABILITIES		57,339,016
Net assets for 1,758,847,765 shares outstanding		$1,759,114,096
Net Assets Consist of:
Paid-in capital		$1,758,847,765
Accumulated net realized gain on investments		265,722
Undistributed net investment income		609
TOTAL NET ASSETS		$1,759,114,096
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Service Shares:
$672,284,925 ÷ 672,182,058 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$279,565,814 ÷ 279,521,040 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$540,272,935 ÷ 540,201,455 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$266,990,422 ÷ 266,943,212 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2008 (unaudited)

Investment Income:
Interest			$23,323,064
Expenses:
Investment adviser fee (Note 4)		$3,116,956
Administrative personnel and services fee (Note 4)		610,613
Custodian fees		26,678
Transfer and dividend disbursing agent fees and expenses		310,948
Directors'/Trustees' fees		6,874
Auditing fees		9,448
Legal fees		9,972
Portfolio accounting fees		86,002
Distribution services fee--Institutional Service Shares (Note 4)		827,605
Distribution services fee--Cash II Shares (Note 4)		304,585
Distribution services fee--Cash Series Shares (Note 4)		716,438
Shareholder services fee--Institutional Service Shares (Note 4)		751,409
Shareholder services fee--Cash II Shares (Note 4)		304,585
Shareholder services fee--Cash Series Shares (Note 4)		298,516
Account administration fee--Institutional Service Shares		6,314
Share registration costs		47,831
Printing and postage		35,985
Insurance premiums		5,079
Miscellaneous		2,763
TOTAL EXPENSES		7,478,601
Waivers, Reduction and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(1,876,267)
Waiver of administrative personnel and services fee (Note 4)	(16,982)
Reduction of custodian fees	(4,793)
Waiver of distribution services fee--Institutional Service Shares (Note 4)	(695,188)
Waiver of distribution services fee--Cash II Shares (Note 4)	(60,917)
Waiver of distribution services fee--Cash Series Shares (Note 4)	(179,110)
Reimbursement of shareholder services fee--Institutional Service Shares (Note 4)	(161,848)
TOTAL WAIVERS, REDUCTION AND REIMBURSEMENT		(2,995,105)
Net expenses			4,483,496
Net investment income			18,839,568
Net realized gain on investments			274,940
Change in net assets resulting from operations			$19,114,508

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2008	Year Ended 10/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$18,839,568	$42,700,444
Net realized gain on investments	274,940	77,273
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	19,114,508	42,777,717
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(8,165,655)	(19,386,866)
Cash II Shares	(2,733,082)	(5,424,424)
Institutional Shares	(5,580,169)	(12,314,629)
Cash Series Shares	(2,359,807)	(5,573,026)
Distributions from net realized gain on investments
Institutional Service Shares	(36,630)	(19,023)
Cash II Shares	(12,863)	(5,336)
Institutional Shares	(21,397)	(14,021)
Cash Series Shares	(12,269)	(6,018)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,921,872)	(42,743,343)
Share Transactions:
Proceeds from sale of shares	3,006,672,543	5,035,521,584
Net asset value of shares issued to shareholders in payment of distributions declared	14,238,622	32,224,911
Cost of shares redeemed	(2,556,336,787)	(5,215,580,506)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	464,574,378	(147,834,011)
Change in net assets	464,767,014	(147,799,637)
Net Assets:
Beginning of period	1,294,347,082	1,442,146,719
End of period (including undistributed (distributions in excess of) net investment income of $609 and $(246), respectively)	$1,759,114,096	$1,294,347,082

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2008 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of New York Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Service Shares, Cash II Shares, Institutional Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. Interest income from the Fund's investments normally will not be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on November 1, 2007. As of and during the six months ended April 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2008	Year Ended 10/31/2007
Institutional Service Shares:
Shares sold	1,526,917,885	3,216,936,918
Shares issued to shareholders in payment of distributions declared	4,142,336	10,142,032
Shares redeemed	(1,373,776,904)	(3,354,808,703)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	157,283,317	(127,729,753)

	Six Months Ended 4/30/2008	Year Ended 10/31/2007
Cash II Shares:
Shares sold	427,022,754	681,619,641
Shares issued to shareholders in payment of distributions declared	2,659,212	5,238,120
Shares redeemed	(360,506,275)	(673,655,721)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	69,175,691	13,202,040

	Six Months Ended 4/30/2008	Year Ended 10/31/2007
Institutional Shares:
Shares sold	717,306,950	834,539,695
Shares issued to shareholders in payment of distributions declared	5,071,906	11,265,787
Shares redeemed	(566,084,855)	(878,426,256)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	156,294,001	(32,620,774)

	Six Months Ended 4/30/2008	Year Ended 10/31/2007
Cash Series Shares:
Shares sold	335,424,954	302,425,330
Shares issued to shareholders in payment of distributions declared	2,365,168	5,578,972
Shares redeemed	(255,968,753)	(308,689,826)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	81,821,369	(685,524)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	464,574,378	(147,834,011)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the Adviser voluntarily waived $1,876,267 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $16,982 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, FSC voluntarily waived $935,215 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2008, FSC retained $384,054 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Cash II Shares, Institutional Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2008, FSSC voluntarily reimbursed $161,848 of shareholder services fees. For the six months ended April 30, 2008, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2008, the Fund's Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the six months ended April 30, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,096,563,000 and $912,445,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2008, 55.4% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 8.7% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Shareholder Meeting Results (Unaudited)

A Special Meeting of Shareholders of New York Municipal Cash Trust, a portfolio of Money Market Obligations Trust (the "Trust"), was held on March 18, 2008. On January 18, 2008, the record date for shareholders voting at the meeting, there were 182,155,116,740 total outstanding shares of the Trust. The following items were considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM 1

To elect five Trustees. 1

Name	For	Withheld
Nicholas P. Constantakis	61,664,488,031	513,386,538
J. Christopher Donahue	61,693,660,618	484,213,951
R. James Nicholson	61,671,629,324	506,245,228
Thomas M. O'Neill	61,688,131,563	489,732,592
James F. Will	61,682,345,729	495,518,426

1 The following Trustees continued their terms: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., John F. Cunningham, Peter E. Madden, Charles F. Mansfield, Jr., John E. Murray, Jr., Marjorie P. Smuts and John S. Walsh.

Evaluation and Approval of Advisory Contract

NEW YORK MUNICIPAL CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N310
Cusip 60934N294
Cusip 608919866
Cusip 608919858

8060106 (6/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

New York Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2008

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
SHAREHOLDER MEETING RESULTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,			Period Ended
	4/30/2008		2007		2006	10/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.014		0.034		0.031	0.017
Net realized gain on investments	0.000	[2]	0.000	[2]	0.000 [2]	0.000	[2]
TOTAL FROM INVESTMENT OPERATIONS	0.014		0.034		0.031	0.017
Less Distributions:
Distributions from net investment income	(0.014)		(0.034)		(0.031)	(0.017)
Distributions from net realized gain on investments	--		(0.000	) [2]	--	--
TOTAL DISTRIBUTIONS	(0.014)		(0.034)		(0.031)	(0.017)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00
Total Return [3]	1.37%		3.45%		3.10%	1.69	% [4]

Ratios to Average Net Assets:
Net expenses	0.30	% [5]	0.30%		0.31%	0.27	% [5]
Net investment income	2.70	% [5]	3.39%		3.15%	2.29	% [5]
Expense waiver/reimbursement [6]	0.24	% [5]	0.25%		0.33%	0.54	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$540,273		$383,930		$416,538	$154,562

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.03% on the total return.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,013.70	$1.50
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.37	$1.51

1 Expenses are equal to the Fund's annualized net expense ratio of 0.30%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At April 30, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	82.8%
Municipal Notes	11.7%
Commercial Paper	1.5%
Other Assets and Liabilities--Net [2]	4.0%
TOTAL	100.0%

At April 30, 2008, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	81.8%
8-30 Days	1.4%
31-90 Days	6.7%
91-180 Days	3.9%
181 Days or more	2.2%
Other Assets and Liabilities--Net [2]	4.0%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2008 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--96.0% [1,2]
		New Jersey--0.8%
$15,000,000	[3,4]	Port Authority of New York and New Jersey, ROCs (Series 664) Weekly VRDNs (Citibank N.A., New York LIQ), 2.420%, 5/1/2008	$15,000,000
		New York--94.5%
9,000,000		Chenango Forks, NY CSD, (Series 2007A), 3.25% BANs, 12/19/2008	9,013,844
35,125,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New York Non-AMT)/ (Series 2007-3) Weekly VRDNs (AMBAC, FSA, MBIA Insurance Corp. INS and State Street Bank and Trust Co. LIQs), 2.730%, 5/1/2008	35,125,000
30,945,000	[3,4]	Clipper Tax-Exempt Trust (New York Non-AMT)/(Series 2007-43) Weekly VRDNs (AMBAC, MBIA Insurance Corp. INS and State Street Bank and Trust Co. LIQs), 2.730%, 5/1/2008	30,945,000
7,300,000		Cohoes, NY City School District, 3.75% BANs, 11/20/2008	7,312,511
14,300,000		Elmira, NY City School District, 2.75% BANs, 1/29/2009	14,317,648
4,400,000		Erie County, NY IDA, (Series 2002: Civic Facility Revenue Bonds) Weekly VRDNs (People, Inc.)/(Key Bank, N.A. LOC), 2.490%, 5/1/2008	4,400,000
5,519,353		Geneva, NY, (Series 2007A), 4.00% BANs, 5/22/2008	5,520,206
2,290,000	[3,4]	Haverstraw-Stony Point, NY CSD, MERLOTS (Series 2007-D8) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 2.820%, 5/7/2008	2,290,000
25,000,000	[3,4]	Hudson Yards Infrastructure Corp. NY, EAGLES (Series 2007-0030) Weekly VRDNs (FSA INS)/(Landesbank Hessen-Thueringen LIQ), 2.470%, 5/1/2008	25,000,000
14,385,000		Jamestown, NY City School District, 4.00% BANs, 7/10/2008	14,391,097
9,055,000		Madison County, NY IDA, (Series 1999A) Weekly VRDNs (Cazenovia College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.530%, 5/1/2008	9,055,000
53,280,000		Metropolitan Transportation Authority, NY, (Series 2002D-2) Weekly VRDNs (MTA Transportation Revenue)/(FSA INS)/(Dexia Credit Local LIQ), 2.300%, 5/1/2008	53,280,000
25,000,000		Metropolitan Transportation Authority, NY, (Series CP-1), 3.05% CP (MTA Transportation Revenue)/(ABN AMRO Bank NV, Amsterdam LOC), Mandatory Tender 8/12/2008	25,000,000
22,505,000	[3,4]	Metropolitan Transportation Authority, NY, MuniTOPS (Series 2007-55) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 2.430%, 5/1/2008	22,505,000
22,620,000	[3,4]	Metropolitan Transportation Authority, NY, Piper Variable Certificates (Series 2002F) Weekly VRDNs (MTA Transportation Revenue)/(Berkshire Hathaway Assurance Corp. INS)/(Bank of New York LIQ), 2.460%, 5/1/2008	22,620,000
1,640,000		Monroe County, NY IDA, (Series 2004) Weekly VRDNs (Al Sigl Center for Rehabilitation Agencies, Inc. Civic Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.510%, 5/1/2008	1,640,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$7,190,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (Cherry Ridge Independent Living, LLC)/(HSBC Bank USA LOC), 2.150%, 5/1/2008	$7,190,000
4,590,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (YMCA of Greater Rochester)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.580%, 5/1/2008	4,590,000
8,860,000		Monroe County, NY IDA, (Series 2008) Weekly VRDNs (Harley School)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.430%, 5/1/2008	8,860,000
9,580,000		Nassau County, NY IDA, (Series 2005) Weekly VRDNs (North Shore Hebrew Academy High School)/(Comerica Bank LOC), 2.460%, 5/1/2008	9,580,000
6,000,000		New York City Capital Resource Corp., Loan Enhanced Assistance Program (Series 2008B-1) Weekly VRDNs (Cobble Hill Health Center, Inc.)/(Bank of America N.A. LOC), 2.390%, 5/1/2008	6,000,000
7,500,000		New York City, NY Housing Development Corp., (Series 2005A) Weekly VRDNs (Royal Charter Properties-East, Inc.)/(FNMA LOC), 2.400%, 5/7/2008	7,500,000
18,000,000		New York City, NY Housing Development Corp., (Series 2006A: 2 Gold Street) Weekly VRDNs (2 Gold LLC)/(FNMA LOC), 2.600%, 5/7/2008	18,000,000
16,000,000		New York City, NY Housing Development Corp., (Series 2008A) Weekly VRDNs (Q Student Residences LLC)/(RBS Citizens Bank N.A. LOC), 2.300%, 5/1/2008	16,000,000
9,820,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Board of Family and Children's Services, Inc.)/(Allied Irish Banks PLC LOC), 2.730%, 5/7/2008	9,820,000
14,115,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Community Center on the Upper West Side, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.480%, 5/1/2008	14,115,000
1,160,000		New York City, NY IDA, (Series 2001) Weekly VRDNs (Village Community School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.510%, 5/1/2008	1,160,000
5,685,000		New York City, NY IDA, (Series 2003) Weekly VRDNs (Professional Children's School)/(Wachovia Bank N.A. LOC), 2.470%, 5/1/2008	5,685,000
5,150,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Seamen's Society for Children and Families)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.490%, 5/1/2008	5,150,000
7,075,000		New York City, NY IDA, (Series 2004A) Weekly VRDNs (Institute for Community Living, Inc.)/(HSBC Bank USA LOC), 2.470%, 5/1/2008	7,075,000
2,010,000		New York City, NY IDA, (Series 2005) Weekly VRDNs (French Institute-Alliance Francaise de New York-Federation of French Alliances in the United States)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.510%, 5/1/2008	2,010,000
100,965,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A) Weekly VRDNs (One Bryant Park LLC)/(GTD by Bayerische Landesbank INV)/ (Bank of America N.A. and Citibank N.A., New York LOCs), 2.600%, 5/7/2008	100,965,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$8,400,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 B) Daily VRDNs (One Bryant Park LLC)/(GTD by Bayerische Landesbank INV)/ (Bank of America N.A. and Citibank N.A., New York LOCs), 2.500%, 5/1/2008	$8,400,000
23,187,000	[3,4]	New York City, NY Municipal Water Finance Authority, AUSTIN (Series BOA 1038) Weekly VRDNs (Bank of America N.A. LIQ), 2.430%, 5/1/2008	23,187,000
13,900,000	[3,4]	New York City, NY Municipal Water Finance Authority, Floater Certificates (Series 2006-1501) Weekly VRDNs (Morgan Stanley LIQ), 2.410%, 5/1/2008	13,900,000
6,197,000	[3,4]	New York City, NY Municipal Water Finance Authority, Floater Certificates (Series 2006-1926) Weekly VRDNs (Morgan Stanley LIQ), 2.410%, 5/1/2008	6,197,000
18,000,000	[3,4]	New York City, NY Municipal Water Finance Authority, PUTTERs (Series 988) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.510%, 5/1/2008	18,000,000
10,265,000	[3,4]	New York City, NY Municipal Water Finance Authority, ROCs (Series 11249) Weekly VRDNs (Citibank N.A., New York LIQ), 2.420%, 5/1/2008	10,265,000
12,800,000	[3,4]	New York City, NY Municipal Water Finance Authority, ROCs (Series 12010) Weekly VRDNs (Citigroup, Inc. LIQ), 2.420%, 5/1/2008	12,800,000
9,865,000	[3,4]	New York City, NY Municipal Water Finance Authority, ROCs (Series 380) Weekly VRDNs (AMBAC INS)/(Citibank N.A., New York LIQ), 3.750%, 5/1/2008	9,865,000
24,135,000	[3,4]	New York City, NY Municipal Water Finance Authority, ROCs (Series 404) Weekly VRDNs (Citibank N.A., New York LIQ), 2.420%, 5/1/2008	24,135,000
4,500,000	[3,4]	New York City, NY Municipal Water Finance Authority, ROCs (Series 602) Weekly VRDNs (Citibank N.A., New York LIQ), 2.420%, 5/1/2008	4,500,000
6,950,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Fiscal 2008 (Series BB-4) Weekly VRDNs (Fortis Bank SA/NV LIQ), 2.390%, 5/1/2008	6,950,000
20,000,000		New York City, NY Transitional Finance Authority, (Fiscal 1998 Series C) Daily VRDNs (GTD by Bayerische Landesbank LIQ), 2.550%, 5/1/2008	20,000,000
12,170,000	[3,4]	New York City, NY Transitional Finance Authority, (Series 1999B) MERLOTS Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.720%, 5/7/2008	12,170,000
2,000,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Series 3-H) Daily VRDNs (Royal Bank of Canada, Montreal LIQ), 2.550%, 5/1/2008	2,000,000
6,600,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 2-A) Daily VRDNs (Dexia Credit Local LIQ), 2.400%, 5/1/2008	6,600,000
46,220,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 2-B) Weekly VRDNs (Dexia Credit Local LIQ), 2.650%, 5/7/2008	46,220,000
8,600,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 2-D) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 2.400%, 5/7/2008	8,600,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$9,300,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 3-B) Daily VRDNs (Citibank N.A., New York LIQ), 2.660%, 5/1/2008	$9,300,000
11,945,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 3-E) Daily VRDNs (GTD by Landesbank Baden-Wuerttemberg LIQ), 2.500%, 5/1/2008	11,945,000
4,975,000	[3,4]	New York City, NY Transitional Finance Authority, Piper Certificates (Series 2002E) Weekly VRDNs (Bank of New York LIQ), 2.460%, 5/1/2008	4,975,000
7,230,000		New York City, NY, (2003 Series C-2) Weekly VRDNs (GTD by Bayerische Landesbank LOC), 2.600%, 5/7/2008	7,230,000
8,000,000		New York City, NY, (Fiscal 1994 Series H-6) Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ), 3.500%, 5/7/2008	8,000,000
4,300,000		New York City, NY, (Fiscal 1994 Series H-6) Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ), 3.500%, 5/7/2008	4,300,000
14,500,000		New York City, NY, (Fiscal 1995 Series B-7) Daily VRDNs (AMBAC INS)/ (JPMorgan Chase Bank, N.A. LIQ), 4.000%, 5/1/2008	14,500,000
1,510,000		New York City, NY, (Fiscal 2003 Series A), 5.25% Bonds, 8/1/2008	1,521,731
1,300,000		New York City, NY, (Fiscal 2005 Series J), 5.00% Bonds, 3/1/2009	1,331,974
22,500,000		New York City, NY, (Fiscal 2008 Subseries L-4) Daily VRDNs (DePfa Bank PLC LIQ), 2.530%, 5/1/2008	22,500,000
29,000,000		New York City, NY, (Fiscal 2008 Subseries L-5) Daily VRDNs (Dexia Credit Local LIQ), 2.500%, 5/1/2008	29,000,000
21,750,000	[3,4]	New York City, NY, (PA-1336) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.440%, 5/1/2008	21,750,000
15,000,000	[3,4]	New York City, NY, (PA-1363) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.440%, 5/1/2008	15,000,000
18,940,000	[3,4]	New York City, NY, (PT-3822) Weekly VRDNs (GTD by Dexia Credit Local)/ (Dexia Credit Local LIQ), 2.440%, 5/1/2008	18,940,000
15,440,000	[3,4]	New York City, NY, (PT-3823) Weekly VRDNs (Dexia Credit Local LIQ)/ (Dexia Credit Local LOC), 2.440%, 5/1/2008	15,440,000
18,960,000	[3,4]	New York City, NY, ROCs (Series 251) Weekly VRDNs (GTD by Citigroup Global Markets Holdings, Inc.)/(Citigroup, Inc. LIQ), 2.500%, 5/1/2008	18,960,000
8,100,000		New York City, NY, (Series 1996J-3) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 3.000%, 5/7/2008	8,100,000
4,195,000		New York City, NY, (Series 2004H-1) Daily VRDNs (Bank of New York LOC), 2.400%, 5/1/2008	4,195,000
55,000,000		New York City, NY, (Series 2008J-5) Daily VRDNs (Dexia Credit Local LIQ), 2.500%, 5/1/2008	55,000,000
7,315,000	[3,4]	New York City, NY, ROCs (Series 2220) Weekly VRDNs (Citigroup, Inc. LIQ), 4.000%, 5/1/2008	7,315,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$13,130,000	[3,4]	New York City, NY, Solar Eclipse (Series 2007-0085) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 2.460%, 5/1/2008	$13,130,000
18,750,000	[3,4]	New York Liberty Development Corp., AUSTIN (Series 2005Q) Weekly VRDNs (Goldman Sachs Group, Inc.)/(Bank of America N.A. LIQ), 2.430%, 5/1/2008	18,750,000
18,860,000	[3,4]	New York Liberty Development Corp., Floater Certificates (Series 2008-2477) Weekly VRDNs (Goldman Sachs Group, Inc.)/(Morgan Stanley LIQ), 2.410%, 5/1/2008	18,860,000
12,900,000	[3,4]	New York State Dormitory Authority, (PT-3639), 2.00% TOBs (City University of New York)/(Dexia Credit Local LIQ)/(Dexia Credit Local LOC), Optional Tender 6/26/2008	12,900,000
8,690,000	[3,4]	New York State Dormitory Authority, Floater Certificates (Series 2008-2541) Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/ (Morgan Stanley LIQ), 2.410%, 5/1/2008	8,690,000
25,900,000	[3,4]	New York State Dormitory Authority, Floater Certificates (Series 2004-1155) Weekly VRDNs (New York City, NY)/(AMBAC INS)/(Morgan Stanley LIQ), 3.910%, 5/1/2008	25,900,000
22,065,000	[3,4]	New York State Dormitory Authority, MERLOTS (Series 2000 X) Weekly VRDNs (Memorial Sloan-Kettering Cancer Center)/(MBIA Insurance Corp. INS)/(Bank of New York LIQ), 2.970%, 5/7/2008	22,065,000
13,090,000		New York State Dormitory Authority, Mental Health Services (2003 Subseries D-2A) Weekly VRDNs (New York State)/(MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.800%, 5/1/2008	13,090,000
44,905,000		New York State Dormitory Authority, Mental Health Services (2003 Subseries D-2C) Weekly VRDNs (New York State)/(MBIA Insurance Corp. INS)/(GTD by Landesbank Baden-Wuerttemberg LIQ), 2.500%, 5/1/2008	44,905,000
20,105,000		New York State Dormitory Authority, Mental Health Services (2003 Subseries F-2A) Weekly VRDNs (New York State)/(FSA INS)/(Dexia Credit Local LIQ), 2.700%, 5/1/2008	20,105,000
4,205,000	[3,4]	New York State Dormitory Authority, (PT-75) Weekly VRDNs (Ellis Hospital)/(MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 2.520%, 5/1/2008	4,205,000
19,660,000	[3,4]	New York State Dormitory Authority, ROCs (Series 10033) Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/(Citigroup, Inc. LIQ), 2.420%, 5/1/2008	19,660,000
5,795,000	[3,4]	New York State Dormitory Authority, Variable Rate Certificate (Series 2001-D) Weekly VRDNs (Mount Sinai School of Medicine)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.230%, 5/1/2008	5,795,000
6,365,000	[3,4]	New York State Environmental Facilities Corp. State Clean Water and Drinking Water, ROCs (Series 4001) Weekly VRDNs (Citigroup, Inc. LIQ), 2.420%, 5/1/2008	6,365,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$5,070,000	[3,4]	New York State HFA, ROCs (Series 11140) Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/(Citibank N.A., New York LIQ), 2.420%, 5/1/2008	$5,070,000
12,275,000		New York State Power Authority, 2.10% TOBs, Optional Tender 9/1/2008	12,275,000
4,950,000	[3,4]	New York State Power Authority, ROCs (Series 12001) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ), 2.500%, 5/1/2008	4,950,000
6,025,000	[3,4]	New York State Thruway Authority, (EC-1172) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 2.470%, 5/1/2008	6,025,000
9,070,000	[3,4]	New York State Thruway Authority, Floater Certificates (Series 2006-2104) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 2.530%, 5/1/2008	9,070,000
6,840,000	[3,4]	New York State Thruway Authority, ROCs (Series 3073) Weekly VRDNs (Citigroup, Inc. LIQ), 4.010%, 5/1/2008	6,840,000
17,760,000	[3,4]	New York State Urban Development Corp., (PT-4008) Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ), 2.470%, 5/1/2008	17,760,000
16,375,000	[3,4]	New York State Urban Development Corp., (PT-4009) Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ), 2.470%, 5/1/2008	16,375,000
3,950,000	[3,4]	New York State Urban Development Corp., Floater Certificates (Series 2008-2349) Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/(Morgan Stanley LIQ), 2.410%, 5/1/2008	3,950,000
29,200,000		Norwich, NY City School District, 4.00% BANs, 7/18/2008	29,214,954
19,855,871		Oneida County, NY, (Series 2007A), 4.00% BANs, 9/5/2008	19,877,781
5,470,000		Onondaga County, NY IDA, (Series 1999A) Weekly VRDNs (Christian Brothers Academy of Syracuse, NY)/(Key Bank, N.A. LOC), 2.490%, 5/1/2008	5,470,000
1,725,000		Onondaga County, NY Weekly VRDNs (Grainger (W.W.), Inc.), 2.625%, 12/1/2010	1,725,000
5,000,000		Orange County, NY IDA, (Series 2002) Weekly VRDNs (Tuxedo Park School)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.520%, 5/1/2008	5,000,000
12,400,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2002-1) Weekly VRDNs, 2.490%, 5/1/2008	12,400,000
4,000,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2002-2) Weekly VRDNs, 2.490%, 5/1/2008	4,000,000
4,575,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-5) Weekly VRDNs, 2.490%, 5/1/2008	4,575,000
4,000,000	[3,4]	Port Authority of New York and New Jersey, PUTTERs (Series 1546) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.510%, 5/1/2008	4,000,000
7,687,200		Poughkeepsie City, NY, (Series 2007A), 4.00% BANs, 7/18/2008	7,691,296
4,000,000		Rensselaer County, NY IDA, (Series 2008A) Weekly VRDNs (RC Housing I LLC)/(RBS Citizens Bank N.A. LOC), 2.430%, 5/1/2008	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$4,835,000		Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs (WMHT Educational Telecommunications)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.480%, 5/1/2008	$4,835,000
5,440,000	[3,4]	Rockland Tobacco Asset Securitization Corporation, NY, (PA-1345) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.660%, 5/1/2008	5,440,000
13,225,775		Schodack, NY CSD, 4.00% BANs, 7/25/2008	13,232,274
9,710,337		Shenendehowa, NY CSD, 3.00% BANs, 6/27/2008	9,714,074
1,035,000		Suffolk County, NY IDA, (Series 1997B) Weekly VRDNs (Maryhaven Center of Hope)/(Key Bank, N.A. LOC), 2.910%, 5/7/2008	1,035,000
10,000,000		Suffolk County, NY, (Series 2007-II), 3.60% TANs, 9/11/2008	10,010,606
6,680,000		Syracuse, NY IDA, (Series 2008) Weekly VRDNs (MESA of NY, Inc.)/(Key Bank, N.A. LOC), 2.490%, 5/1/2008	6,680,000
16,600,000		Syracuse, NY, (Series 2007A), 4.50% RANs, 6/30/2008	16,619,852
59,725,000	[3,4]	TSASC, Inc. NY, Tobacco Settlement Asset Backed Bonds (PA-1356) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.610%, 5/1/2008	59,725,000
21,875,000	[3,4]	TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (PA-1355) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.610%, 5/1/2008	21,875,000
26,700,000	[3,4]	TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (PA-1359) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.650%, 5/1/2008	26,700,000
6,370,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000AB) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.600%, 5/7/2008	6,370,000
3,970,000		Westchester County, NY IDA, (Series 2000) Weekly VRDNs (Jacob Burns Film Center, Inc.)/(Bank of New York LOC), 2.470%, 5/1/2008	3,970,000
4,215,000		Westchester County, NY IDA, (Series 2002) Weekly VRDNs (The Masters School)/(Allied Irish Banks PLC LOC), 2.460%, 5/1/2008	4,215,000
5,000,000		Westchester County, NY IDA, (Series 2003) Weekly VRDNs (Rye Country Day School)/(Allied Irish Banks PLC LOC), 2.750%, 5/7/2008	5,000,000
11,485,000	[3,4]	Westchester, NY Tobacco Asset Securitization Corp., (PA-1322) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 2.610%, 5/1/2008	11,485,000
7,128,230		Wheatfield, NY, 2.00% BANs, 2/12/2009	7,139,163
12,684,162		Whitney Point, NY CSD, 4.00% BANs, 6/27/2008	12,689,104
2,000,000		Whitney Point, NY CSD, 4.00% RANs, 6/27/2008	2,000,599
		TOTAL	1,662,632,714
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Puerto Rico--0.7%
$11,500,000	[3,4]	Puerto Rico Public Building Authority, DFA Municipal Trust (Series 2007-01) Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.480%, 5/1/2008	$11,500,000
		TOTAL MUNICIPAL INVESTMENTS--96.0% (AT AMORTIZED COST) [5]	1,689,132,714
		OTHER ASSETS AND LIABILITIES - NET--4.0% [6]	69,981,382
		TOTAL NET ASSETS--100%	$1,759,114,096

At April 30, 2008, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2008, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
98.2%	1.8%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2008, these restricted securities amounted to $757,969,000, which represented 43.1% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2008, these liquid restricted securities amounted to $757,969,000, which represented 43.1% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
CSD	--Central School District
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
INS	--Insured
INV	--Investment Agreement
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$1,689,132,714
Cash		36,107,973
Income receivable		13,429,983
Receivable for investments sold		77,722,764
Receivable for shares sold		506
Prepaid expenses		59,172
TOTAL ASSETS		1,816,453,112
Liabilities:
Payable for investments purchased	$54,404,118
Payable for shares redeemed	1,882,399
Income distribution payable	623,212
Payable for distribution services fee (Note 4)	180,837
Payable for shareholder services fee (Note 4)	248,450
TOTAL LIABILITIES		57,339,016
Net assets for 1,758,847,765 shares outstanding		$1,759,114,096
Net Assets Consist of:
Paid-in capital		$1,758,847,765
Accumulated net realized gain on investments		265,722
Undistributed net investment income		609
TOTAL NET ASSETS		$1,759,114,096
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Service Shares:
$672,284,925 ÷ 672,182,058 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$279,565,814 ÷ 279,521,040 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$540,272,935 ÷ 540,201,455 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$266,990,422 ÷ 266,943,212 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2008 (unaudited)

Investment Income:
Interest			$23,323,064
Expenses:
Investment adviser fee (Note 4)		$3,116,956
Administrative personnel and services fee (Note 4)		610,613
Custodian fees		26,678
Transfer and dividend disbursing agent fees and expenses		310,948
Directors'/Trustees' fees		6,874
Auditing fees		9,448
Legal fees		9,972
Portfolio accounting fees		86,002
Distribution services fee--Institutional Service Shares (Note 4)		827,605
Distribution services fee--Cash II Shares (Note 4)		304,585
Distribution services fee--Cash Series Shares (Note 4)		716,438
Shareholder services fee--Institutional Service Shares (Note 4)		751,409
Shareholder services fee--Cash II Shares (Note 4)		304,585
Shareholder services fee--Cash Series Shares (Note 4)		298,516
Account administration fee--Institutional Service Shares		6,314
Share registration costs		47,831
Printing and postage		35,985
Insurance premiums		5,079
Miscellaneous		2,763
TOTAL EXPENSES		7,478,601
Waivers, Reduction and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(1,876,267)
Waiver of administrative personnel and services fee (Note 4)	(16,982)
Reduction of custodian fees	(4,793)
Waiver of distribution services fee--Institutional Service Shares (Note 4)	(695,188)
Waiver of distribution services fee--Cash II Shares (Note 4)	(60,917)
Waiver of distribution services fee--Cash Series Shares (Note 4)	(179,110)
Reimbursement of shareholder services fee--Institutional Service Shares (Note 4)	(161,848)
TOTAL WAIVERS, REDUCTION AND REIMBURSEMENT		(2,995,105)
Net expenses			4,483,496
Net investment income			18,839,568
Net realized gain on investments			274,940
Change in net assets resulting from operations			$19,114,508

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2008	Year Ended 10/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$18,839,568	$42,700,444
Net realized gain on investments	274,940	77,273
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	19,114,508	42,777,717
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(8,165,655)	(19,386,866)
Cash II Shares	(2,733,082)	(5,424,424)
Institutional Shares	(5,580,169)	(12,314,629)
Cash Series Shares	(2,359,807)	(5,573,026)
Distributions from net realized gain on investments
Institutional Service Shares	(36,630)	(19,023)
Cash II Shares	(12,863)	(5,336)
Institutional Shares	(21,397)	(14,021)
Cash Series Shares	(12,269)	(6,018)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,921,872)	(42,743,343)
Share Transactions:
Proceeds from sale of shares	3,006,672,543	5,035,521,584
Net asset value of shares issued to shareholders in payment of distributions declared	14,238,622	32,224,911
Cost of shares redeemed	(2,556,336,787)	(5,215,580,506)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	464,574,378	(147,834,011)
Change in net assets	464,767,014	(147,799,637)
Net Assets:
Beginning of period	1,294,347,082	1,442,146,719
End of period (including undistributed (distributions in excess of) net investment income of $609 and $(246), respectively)	$1,759,114,096	$1,294,347,082

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2008 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of New York Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Service Shares, Cash II Shares, Institutional Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Service Shares, Cash II Shares and Cash Series Shares are presented separately. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. Interest income from the Fund's investments normally will not be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on November 1, 2007. As of and during the six months ended April 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2008	Year Ended 10/31/2007
Institutional Service Shares:
Shares sold	1,526,917,885	3,216,936,918
Shares issued to shareholders in payment of distributions declared	4,142,336	10,142,032
Shares redeemed	(1,373,776,904)	(3,354,808,703)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	157,283,317	(127,729,753)

	Six Months Ended 4/30/2008	Year Ended 10/31/2007
Cash II Shares:
Shares sold	427,022,754	681,619,641
Shares issued to shareholders in payment of distributions declared	2,659,212	5,238,120
Shares redeemed	(360,506,275)	(673,655,721)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	69,175,691	13,202,040

	Six Months Ended 4/30/2008	Year Ended 10/31/2007
Institutional Shares:
Shares sold	717,306,950	834,539,695
Shares issued to shareholders in payment of distributions declared	5,071,906	11,265,787
Shares redeemed	(566,084,855)	(878,426,256)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	156,294,001	(32,620,774)

	Six Months Ended 4/30/2008	Year Ended 10/31/2007
Cash Series Shares:
Shares sold	335,424,954	302,425,330
Shares issued to shareholders in payment of distributions declared	2,365,168	5,578,972
Shares redeemed	(255,968,753)	(308,689,826)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	81,821,369	(685,524)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	464,574,378	(147,834,011)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the Adviser voluntarily waived $1,876,267 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $16,982 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, FSC voluntarily waived $935,215 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2008, FSC retained $384,054 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Cash II Shares, Institutional Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2008, FSSC voluntarily reimbursed $161,848 of shareholder services fees. For the six months ended April 30, 2008, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2008, the Fund's Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the six months ended April 30, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,096,563,000 and $912,445,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2008, 55.4% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 8.7% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Shareholder Meeting Results (Unaudited)

A Special Meeting of Shareholders of New York Municipal Cash Trust, a portfolio of Money Market Obligations Trust (the "Trust"), was held on March 18, 2008. On January 18, 2008, the record date for shareholders voting at the meeting, there were 182,155,116,740 total outstanding shares of the Trust. The following items were considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM 1

To elect five Trustees. 1

Name	For	Withheld
Nicholas P. Constantakis	61,664,488,031	513,386,538
J. Christopher Donahue	61,693,660,618	484,213,951
R. James Nicholson	61,671,629,324	506,245,228
Thomas M. O'Neill	61,688,131,563	489,732,592
James F. Will	61,682,345,729	495,518,426

1 The following Trustees continued their terms: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., John F. Cunningham, Peter E. Madden, Charles F. Mansfield, Jr., John E. Murray, Jr., Marjorie P. Smuts and John S. Walsh.

Evaluation and Approval of Advisory Contract

NEW YORK MUNICIPAL CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919858

35088 (6/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

North Carolina Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2008

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
SHAREHOLDER MEETING RESULTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2008		2007		2006	2005		2004		2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income From Investment Operations:
Net investment income	0.012		0.031		0.028	0.016		0.006		0.006
Net realized gain (loss) on investments	0.000	[1]	--		0.000 [1]	--		(0.000	) [1]	--
TOTAL FROM INVESTMENT OPERATIONS	0.012		0.031		0.028	0.016		0.006		0.006
Less Distributions:
Distributions from net investment income	(0.012)		(0.031)		(0.028)	(0.016)		(0.006)		(0.006)
Distributions from net realized gain on investments	--		(0.000	) [1]	--	--		--		--
TOTAL DISTRIBUTIONS	(0.012)		(0.031)		(0.028)	(0.016)		(0.006)		(0.006)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total Return [2]	1.17%		3.14%		2.79%	1.63	% [3]	0.59%		0.62%

Ratios to Average Net Assets:
Net expenses	0.64	% [4]	0.64%		0.64%	0.63%		0.64%		0.64%
Net investment income	2.32	% [4]	3.07%		2.75%	1.61%		0.57%		0.62%
Expense waiver/reimbursement [5]	0.17	% [4]	0.22%		0.28%	0.30%		0.27%		0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$385,802		$312,171		$267,413	$266,478		$256,238		$345,538

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on the total return.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and, to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,011.70	$3.20
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.68	$3.22

1 Expenses are equal to the Fund's annualized net expense ratio of 0.64%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At April 30, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	76.7%
Commercial Paper	12.8%
Municipal Notes	9.9%
Other Assets and Liabilities--Net [2]	0.6%
TOTAL	100.0%

At April 30, 2008, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	77.8%
8-30 Days	0.0%
31-90 Days	4.1%
91-180 Days	6.2%
181 Days or more	11.3%
Other Assets and Liabilities--Net [2]	0.6%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2008 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.4% [1,2]
		North Carolina--93.3%
$1,930,000		Alamance County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Pure Flow, Inc.)/(Wachovia Bank N.A. LOC), 2.500%, 5/1/2008	$1,930,000
3,500,000		Alexander County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Mitchell Gold Co., Inc.)/(SunTrust Bank LOC), 2.690%, 5/2/2008	3,500,000
2,500,000		Beaufort County, NC Industrial Facilities & PCFA Weekly VRDNs (Carver Machine)/(Wachovia Bank N.A. LOC), 2.450%, 5/1/2008	2,500,000
6,600,000		Cabarrus County, NC Industrial Facilities & PCFA, (Series 1996) Weekly VRDNs (S & D Coffee, Inc.)/(Wachovia Bank N.A. LOC), 2.500%, 5/1/2008	6,600,000
1,615,000		Catawba County, NC Industrial Facilities & PCFA, (Series 1998) Weekly VRDNs (Centro, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.530%, 5/1/2008	1,615,000
3,500,000		Catawba County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (McLin Creek Partners LLC)/(Wachovia Bank N.A. LOC), 2.500%, 5/1/2008	3,500,000
7,000,000		Charlotte, NC Airport, Refunding Revenue Bonds (Series 1993A) Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.800%, 5/7/2008	7,000,000
5,409,000		Charlotte, NC Water & Sewer System, 3.40% CP (DePfa Bank PLC LIQ), Mandatory Tender 7/24/2008	5,409,000
4,430,000		Charlotte, NC Water & Sewer System, 3.55% CP (DePfa Bank PLC LIQ), Mandatory Tender 7/9/2008	4,430,000
4,000,000		Charlotte, NC Water & Sewer System, 3.70% CP (DePfa Bank PLC LIQ), Mandatory Tender 5/6/2008	4,000,000
4,130,000		Charlotte, NC, (Series 2005), 2.05% CP (KBC Bank NV LIQ), Mandatory Tender 11/17/2008	4,130,000
5,304,000		Charlotte, NC, (Series 2005), 2.10% CP (KBC Bank NV LIQ), Mandatory Tender 1/15/2009	5,304,000
3,343,000		Charlotte, NC, (Series 2005), 2.20% CP (KBC Bank NV LIQ), Mandatory Tender 12/4/2008	3,343,000
2,532,000		Charlotte, NC, (Series 2005), 2.20% CP (KBC Bank NV LIQ), Mandatory Tender 12/4/2008	2,532,000
5,454,000		Charlotte, NC, (Series 2005), 2.65% CP (KBC Bank NV LIQ), Mandatory Tender 10/9/2008	5,454,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		North Carolina--continued
$3,500,000		Charlotte, NC, (Series 2005), 3.05% CP (KBC Bank NV LIQ), Mandatory Tender 9/2/2008	$3,500,000
1,763,000		Charlotte, NC, (Series 2005), 3.50% CP (KBC Bank NV LIQ), Mandatory Tender 7/2/2008	1,763,000
2,934,000		Charlotte, NC, Cultural Arts Facilities (Series 2007A), 2.10% CP (Wachovia Bank N.A. LOC), Mandatory Tender 11/18/2008	2,934,000
1,708,000		Charlotte, NC, Cultural Arts Facilities (Series 2007A), 2.25% CP (Wachovia Bank N.A. LOC), Mandatory Tender 1/13/2009	1,708,000
1,007,000		Charlotte, NC, Cultural Arts Facilities (Series 2007A), 2.65% CP (Wachovia Bank N.A. LOC), Mandatory Tender 10/9/2008	1,007,000
3,443,000		Charlotte, NC, Cultural Arts Facilities (Series 2007A), 3.45% CP (Wachovia Bank N.A. LOC), Mandatory Tender 7/16/2008	3,443,000
2,900,000		Chatham, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Townsends, Inc.)/(Wilmington Trust Co. LOC), 2.650%, 5/1/2008	2,900,000
865,000		Cleveland County, NC Industrial Facilities & PCFA, (Series 1990) Weekly VRDNs (MetalsAmerica, Inc. Project)/(PNC Bank, N.A. LOC), 3.750%, 5/7/2008	865,000
325,000		Cleveland County, NC Industrial Facilities & PCFA, PCRBs (Series 1995) Weekly VRDNs (Grover Industries, Inc. Project)/(Bank of America N.A. LOC), 2.550%, 5/1/2008	325,000
3,330,000		Davie County, NC Industrial Facilities & PCFA Weekly VRDNs (Cycle Group, Inc.)/(RBC Centura Bank LOC), 2.510%, 5/1/2008	3,330,000
7,661,000		East Moore Water District, NC, 2.25% BANs, 7/30/2008	7,663,815
2,500,000		Forsyth County, NC Industrial Facilities & PCFA Weekly VRDNs (Plymouth Printing)/(Wachovia Bank N.A. LOC), 2.550%, 5/1/2008	2,500,000
2,150,000		Gaston County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Thermoform Plastic, Inc.)/(Bank of America N.A. LOC), 2.530%, 5/1/2008	2,150,000
1,140,000		Guilford County, NC Industrial Facilities & PCFA, (Series 1999) Weekly VRDNs (FFNC, Inc.)/(Harris, N.A. LOC), 2.530%, 5/1/2008	1,140,000
2,235,000		Guilford County, NC Industrial Facilities & PCFA, (Series 2002) Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co. LOC), 2.480%, 5/1/2008	2,235,000
2,650,000		Guilford County, NC Industrial Facilities & PCFA, (Series 2003) Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co. LOC), 2.480%, 5/1/2008	2,650,000
3,325,000		Halifax County, NC Industrial Facilities & PCFA Weekly VRDNs (Flambeau Airmold Project)/(Wells Fargo Bank, N.A. LOC), 2.680%, 5/1/2008	3,325,000
23,500,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.), 2.950%, 5/7/2008	23,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		North Carolina--continued
$17,500,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000B) Weekly VRDNs (Nucor Corp.), 2.750%, 5/7/2008	$17,500,000
4,000,000		Johnson County, NC Industrial Facilities & PCFA, (Series 2000) Weekly VRDNs (Flanders Corp.)/(Bank of America N.A. LOC), 2.900%, 5/7/2008	4,000,000
4,205,000		Johnson County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Walthom Group)/(Wachovia Bank N.A. LOC), 2.550%, 5/2/2008	4,205,000
3,120,000		McDowell County, NC Industrial Facilities & PCFA, (Series 2002) Weekly VRDNs (Corpening YMCA)/(Branch Banking & Trust Co. LOC), 2.480%, 5/1/2008	3,120,000
4,800,000		Mecklenberg County, NC Industrial Facilities & PCFA Industrial Development, (Series 2001) Weekly VRDNs (Stefano Foods, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.500%, 5/1/2008	4,800,000
2,400,000		Mecklenburg County, NC, (Series 2004B) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 2.380%, 5/1/2008	2,400,000
6,900,000		Montgomery County, NC Industrial Facilities & PCFA, (Series 2000) Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 2.680%, 5/1/2008	6,900,000
560,000		New Hanover County, NC PCR Financial Authority Weekly VRDNs (Efson, Inc.)/(Branch Banking & Trust Co. LOC), 2.300%, 5/1/2008	560,000
1,100,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Westchester Academy, Inc.)/(Wachovia Bank N.A. LOC), 2.450%, 5/1/2008	1,100,000
2,655,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Cannon School, Inc.)/(SunTrust Bank LOC), 2.430%, 5/1/2008	2,655,000
875,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Goodwill Community Foundation)/(Bank of America N.A. LOC), 2.450%, 5/1/2008	875,000
2,840,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (The Capital Area YMCA, Inc.)/(Wachovia Bank N.A. LOC), 2.620%, 5/7/2008	2,840,000
2,220,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Wolfpack Club)/(Bank of America N.A. LOC), 2.450%, 5/1/2008	2,220,000
15,150,000		North Carolina Capital Facilities Finance Agency, (Series 2004) Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 2.680%, 5/1/2008	15,150,000
2,195,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co. LOC), 2.480%, 5/1/2008	2,195,000
5,500,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 2.480%, 5/1/2008	5,500,000
2,900,000		North Carolina Capital Facilities Finance Agency, (Series 2006A-1) Weekly VRDNs (Parker Lumber Co.)/(RBC Centura Bank LOC), 2.550%, 5/1/2008	2,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		North Carolina--continued
$3,000,000		North Carolina Capital Facilities Finance Agency, (Series 2007) Weekly VRDNs (Republic Services, Inc.), 3.900%, 5/7/2008	$3,000,000
9,995,000	[3,4]	North Carolina Capital Facilities Finance Agency, MuniTOPS (Series 2006-75) Weekly VRDNs (Duke University)/(Bank of America N.A. LIQ), 2.450%, 5/1/2008	9,995,000
4,347,000	[3,4]	North Carolina Eastern Municipal Power Agency, (Series 2004-955D) Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ), 2.530%, 5/1/2008	4,347,000
2,540,000	[3,4]	North Carolina Eastern Municipal Power Agency, MERLOTS (Series 2001 A75) Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 2.720%, 5/7/2008	2,540,000
7,950,000	[3,4]	North Carolina Eastern Municipal Power Agency, MERLOTS (Series 2000 A41), 2.10% TOBs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), Optional Tender 2/18/2009	7,950,000
12,500,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Refunding Series 2006A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 4.250%, 5/7/2008	12,500,000
195,000		North Carolina Educational Facilities Finance Agency, (Series 1999) Weekly VRDNs (North Carolina Wesleyan College)/(RBC Centura Bank LOC), 2.450%, 5/1/2008	195,000
6,000,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Charlotte Country Day School)/(Bank of America N.A. LOC), 2.450%, 5/1/2008	6,000,000
2,035,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Greensboro Montessory School)/(Wachovia Bank N.A. LOC), 2.450%, 5/1/2008	2,035,000
1,770,000	[3,4]	North Carolina HFA, (Series 2003 FR/RI-L17) Weekly VRDNs (FSA INS)/ (Lehman Brothers Holdings, Inc. LIQ), 3.250%, 5/7/2008	1,770,000
14,175,000	[3,4]	North Carolina HFA, MERLOTS (Series 2006-B12) Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.870%, 5/7/2008	14,175,000
4,625,000		North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Rutherford Hospital, Inc.)/(Branch Banking & Trust Co. LOC), 2.480%, 5/1/2008	4,625,000
2,200,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 1997) Weekly VRDNs (Pungo District Hospital Corp.)/(RBC Centura Bank LOC), 2.450%, 5/1/2008	2,200,000
10,000,000		North Carolina Municipal Power Agency No. 1, (Series A), 5.75% Bonds (MBIA Insurance Corp. INS), 1/1/2009	10,146,127
2,865,000	[3,4]	North Carolina Municipal Power Agency No. 1, PUTTERs (Series 341) Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ), 3.430%, 5/1/2008	2,865,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		North Carolina--continued
$2,165,000	[3,4]	North Carolina Municipal Power Agency No. 1, ROCs (Series 211) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 2.710%, 5/1/2008	$2,165,000
5,675,000	[3,4]	North Carolina State, MERLOTS (Series 2008-C04), 2.05% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 2/4/2009	5,675,000
1,000,000		Piedmont Triad Airport Authority, NC, (Series A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 2.450%, 5/1/2008	1,000,000
4,100,000		Piedmont Triad Airport Authority, NC, (Series B) Weekly VRDNs (Branch Banking & Trust Co. LOC), 2.600%, 5/1/2008	4,100,000
6,420,000	[3,4]	Raleigh & Durham, NC Airport Authority, MT-100 Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen LIQ), 2.510%, 5/1/2008	6,420,000
5,480,000		Richmond County, NC Industrial Facilities & Pollution Control, (Series 2005) Weekly VRDNs (Ritz-Craft Corp.)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 2.430%, 5/2/2008	5,480,000
1,055,000		Robeson County, NC Industrial Facilities & PCFA, (Series 1999) Weekly VRDNs (Rempac Foam Corp.)/(JPMorgan Chase Bank, N.A. LOC), 3.100%, 5/1/2008	1,055,000
8,000,000		Union County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Darnel, Inc.)/(Wachovia Bank N.A. LOC), 2.500%, 5/1/2008	8,000,000
12,715,000	[3,4]	University of North Carolina at Chapel Hill, PUTTERs (Series 2634) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.510%, 5/1/2008	12,715,000
3,110,000	[3,4]	University of North Carolina at Chapel Hill, ROCs (Series 11292) Weekly VRDNs (Citibank NA, New York LIQ), 2.430%, 5/1/2008	3,110,000
1,280,000		Valdese, NC, 2.75% BANs, 8/13/2008	1,280,890
6,500,000		Wake County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Wake County Disposal LLC)/(Wachovia Bank N.A. LOC), 2.480%, 5/1/2008	6,500,000
4,957,000		Warren County, NC Water and Sewer District III, 3.75% BANs, 8/13/2008	4,961,113
970,000		Washington County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Mackeys Ferry Sawmill, Inc. Project)/(Wachovia Bank N.A. LOC), 2.500%, 5/1/2008	970,000
3,100,000		Wilson County, NC PCA, (Series 1994) Weekly VRDNs (Granutec, Inc.)/(Bank of Nova Scotia, Toronto LOC), 2.300%, 5/1/2008	3,100,000
850,000		Winston-Salem, NC Water & Sewer System, 5.75% Bonds, 6/1/2008	851,469
1,000,000		Yancey County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Altec Industries, Inc.)/(Branch Banking & Trust Co. LOC), 2.580%, 5/1/2008	1,000,000
		TOTAL	359,832,414
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Puerto Rico--6.1%
$285,000	[3,4]	Puerto Rico HFA, (Series 2003 FR/RI-L30J) Weekly VRDNs (GNMA COL)/ (Lehman Brothers Holdings, Inc. LIQ), 3.500%, 5/7/2008	$285,000
23,500,000	[3,4]	Puerto Rico Public Building Authority, DFA Municipal Trust (Series 2007-01) Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.480%, 5/1/2008	23,500,000
		TOTAL	23,785,000
		TOTAL MUNICIPAL INVESTMENTS--99.4% (AT AMORTIZED COST) [5]	383,617,414
		OTHER ASSETS AND LIABILITIES - NET--0.6% [6]	2,184,435
		TOTAL NET ASSETS--100%	$385,801,849

Securities that are subject to the federal alternative minimum tax (AMT) represent 44.7% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2008, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
99.2%	0.8%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2008, these restricted securities amounted to $97,512,000, which represented 25.3% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At April 30, 2008, these liquid restricted securities amounted to $97,512,000, which represented 25.3% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts--Liquidity Optional Tender Series
PCA	--Pollution Control Authority
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$383,617,414
Cash		200,081
Income receivable		2,181,108
Receivable for shares sold		136,201
TOTAL ASSETS		386,134,804
Liabilities:
Payable for shares redeemed	$76,507
Income distribution payable	152,082
Payable for share registration costs	7,176
Payable for custodian fees	2,993
Payable for shareholder services fee (Note 4)	80,450
Accrued expenses	13,747
TOTAL LIABILITIES		332,955
Net assets for 385,788,615 shares outstanding		$385,801,849
Net Assets Consist of:
Paid-in capital		$385,788,438
Accumulated net realized gain on investments		13,224
Undistributed net investment income		187
TOTAL NET ASSETS		$385,801,849
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$385,801,849 ÷ 385,788,615 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2008 (unaudited)

Investment Income:
Interest			$5,476,988
Expenses:
Investment adviser fee (Note 4)		$739,574
Administrative personnel and services fee (Note 4)		144,894
Custodian fees		6,798
Transfer and dividend disbursing agent fees and expenses		72,284
Directors'/Trustees' fees		1,671
Auditing fees		8,652
Legal fees		6,009
Portfolio accounting fees		39,394
Shareholder services fee (Note 4)		462,234
Share registration costs		16,142
Printing and postage		10,439
Insurance premiums		3,108
Miscellaneous		546
TOTAL EXPENSES		1,511,745
Waivers and Reduction:
Waiver of investment adviser fee (Note 4)	$(315,330)
Waiver of administrative personnel and services fee (Note 4)	(4,038)
Reduction of custodian fees	(1,192)
TOTAL WAIVERS AND REDUCTION		(320,560)
Net expenses			1,191,185
Net investment income			4,285,803
Net realized gain on investments			13,224
Change in net assets resulting from operations			$4,299,027

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2008	Year Ended 10/31/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,285,803	$9,165,140
Net realized gain on investments	13,224	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,299,027	9,165,140
Distributions to Shareholders:
Distributions from net investment income	(4,285,485)	(9,164,817)
Distributions from net realized gain on investments	--	(77,112)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,285,485)	(9,241,929)
Share Transactions:
Proceeds from sale of shares	606,318,286	789,212,201
Net asset value of shares issued to shareholders in payment of distributions declared	3,273,080	6,982,287
Cost of shares redeemed	(535,973,848)	(751,359,617)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	73,617,518	44,834,871
Change in net assets	73,631,060	44,758,082
Net Assets:
Beginning of period	312,170,789	267,412,707
End of period (including undistributed (distributions in excess of) net investment income of $187 and $(131), respectively	$385,801,849	$312,170,789

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2008 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of North Carolina Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the state of North Carolina consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on November 1, 2007. As of and during the six months ended April 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2008	Year Ended 10/31/2007
Shares sold	606,318,286	789,212,201
Shares issued to shareholders in payment of distributions declared	3,273,080	6,982,287
Shares redeemed	(535,973,848)	(751,359,617)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	73,617,518	44,834,871

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). Effective February 28, 2007, the advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Prior to February 28, 2007, the advisory agreement between the Fund and the Adviser provided for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the Adviser voluntarily waived $315,330 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $4,038 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2008, FSSC received $118 of fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $406,925,000 and $248,095,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2008, 59.0% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 13.5% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

Shareholder Meeting Results (Unaudited)

A Special Meeting of Shareholders of North Carolina Municipal Cash Trust, a portfolio of Money Market Obligations Trust (the "Trust") was held on March 18, 2008. On January 18, 2008, the record date for shareholders voting at the meeting, there were 182,155,116,740 total outstanding shares of the Trust. The following items were considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM 1

To elect five Trustees. 1

Name	For	Withheld
Nicholas P. Constantakis	61,664,488,031	513,386,538
J. Christopher Donahue	61,693,660,618	484,213,951
R. James Nicholson	61,671,629,324	506,245,228
Thomas M. O'Neill	61,688,131,563	489,732,592
James F. Will	61,682,345,729	495,518,426

1 The following Trustees continued their terms: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., John F. Cunningham, Peter E. Madden, Charles F. Mansfield, Jr., John E. Murray, Jr., Marjorie P. Smuts and John S. Walsh.

Evaluation and Approval of Advisory Contract

NORTH CAROLINA MUNICIPAL CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2006. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. In this regard, it was noted that, effective February 28, 2007, the Fund's contractual advisory fee was reduced by 10 basis points.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N278

G01177-01 (6/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Pennsylvania Municipal
Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2008

Institutional Shares
Institutional Service Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
SHAREHOLDER MEETING RESULTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2008	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.013	0.033	0.029	0.018	0.008	0.009
Net realized gain (loss) on investments	0.000 [1]	(0.000)[1]	(0.000)[1]	--	0.000 [1]	(0.000)[1]

TOTAL FROM INVESTMENT OPERATIONS	0.013	0.033	0.029	0.018	0.008	0.009

Less Distributions:
Distributions from net investment income	(0.013)	(0.033)	(0.029)	(0.018)	0.008	(0.009)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.26%	3.33%	2.99%	1.85%	0.82%	0.89%

Ratios to Average Net Assets:

Net expenses	0.45%[3]	0.45%	0.45%	0.45%	0.45%	0.45%

Net investment income	2.47%[3]	3.28%	2.94%	1.82%	0.82%	0.89%

Expense waiver/reimbursement[4]	0.09%[3]	0.14%	0.34%	0.45%	0.46%	0.45%

Supplemental Data:

Net assets, end of period (000 omitted)	$235,848	$164,580	$175,892	$161,978	$162,928	$184,327

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2008	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.012	0.031	0.027	0.016	0.006	0.007
Net realized gain (loss) on investments	0.000 [1]	(0.000)[1]	(0.000)[1]	--	0.000 [1]	(0.000)[1]

TOTAL FROM INVESTMENT OPERATIONS	0.012	0.031	0.027	0.016	0.006	0.007

Less Distributions:
Distributions from net investment income	(0.012)	(0.031)	(0.027)	(0.016)	(0.006)	(0.007)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.16%	3.13%	2.78%	1.65%	0.62%	0.69%

Ratios to Average Net Assets:

Net expenses	0.65%[3]	0.65%	0.65%	0.65%	0.65%	0.65%

Net investment income	2.30%[3]	3.08%	2.74%	1.66%	0.62%	0.69%

Expense waiver/reimbursement[4]	0.14%[3]	0.19%	0.26%	0.25%	0.26%	0.25%

Supplemental Data:

Net assets, end of period (000 omitted)	$361,755	$254,683	$279,029	$290,268	$244,670	$215,764

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2008	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010	0.027	0.023	0.012	0.002	0.003
Net realized gain (loss) on investments	0.000 [1]	(0.000)[1]	(0.000)[1]	--	0.000 [1]	(0.000)[1]

TOTAL FROM INVESTMENT OPERATIONS	0.010	0.027	0.023	0.012	0.002	0.003

Less Distributions:
Distributions from net investment income	(0.010)	(0.027)	(0.023)	(0.012)	(0.002)	(0.003)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.96%	2.72%	2.37%	1.24%	0.22%	0.29%

Ratios to Average Net Assets:

Net expenses	1.05%[3]	1.05%	1.05%	1.05%	1.05%	1.04%

Net investment income	1.92%[3]	2.69%	2.34%	1.20%	0.21%	0.30%

Expense waiver/reimbursement[4]	0.14%[3]	0.19%	0.26%	0.25%	0.26%	0.26%

Supplemental Data:

Net assets, end of period (000 omitted)	$46,017	$35,531	$22,816	$26,394	$48,610	$53,929

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and, to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period[1]

Actual:

Institutional Shares	$1,000	$1,012.60	$2.25

Institutional Service Shares	$1,000	$1,011.60	$3.25

Cash Series Shares	$1,000	$1,009.60	$5.25

Hypothetical (assuming a 5% return before expenses):

Institutional Shares	$1,000	$1,022.63	$2.26

Institutional Service Shares	$1,000	$1,021.63	$3.27

Cash Series Shares	$1,000	$1,019.64	$5.27

1 Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.45%

Institutional Service Shares	0.65%

Cash Series Shares	1.05%

Portfolio of Investments Summary Tables

At April 30, 2008, the Fund’s portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets

Variable Rate Demand Instruments	88.6%

Municipal Notes	11.0%

Other Assets and Liabilities--Net[2]	0.4%

TOTAL	100.0%

At April 30, 2008, the Fund’s effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets

1-7 Days	89.0%

8-30 Days	0.0%

31-90 Days	2.6%

91-180 Days	1.1%

181 Days or more	6.9%

Other Assets and Liabilities--Net[2]	0.4%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2008 (unaudited)

Principal Amount			Value

		SHORT-TERM MUNICIPALS--99.6%[1,2]
		Pennsylvania--99.6%
$24,705,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Pennsylvania Non-AMT)/ (Series 2007-47) Weekly VRDNs (Lancaster, PA)/(AMBAC INS)/ (Bank of America N.A. LIQ), 3.430%, 5/1/2008	$24,705,000
2,065,000		Adams County, PA IDA, (Series 1999C) Weekly VRDNs (Martin Limestone, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.630%, 5/1/2008	2,065,000
2,305,000		Adams County, PA IDA, (Series 2002) Weekly VRDNs (Agricultural Commodities, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.630%, 5/2/2008	2,305,000
5,270,000		Adams County, PA IDA, (Series A of 1999) Weekly VRDNs (Valley Quarries, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.630%, 5/1/2008	5,270,000
1,495,000		Adams County, PA IDA, (Series B of 1999) Weekly VRDNs (Valley Quarries, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.630%, 5/1/2008	1,495,000
5,555,000	[3,4]	Allegheny County, PA Airport Authority, (MT-518) Weekly VRDNs (FSA INS)/(Landesbank Hessen-Thueringen LIQ), 2.480%, 5/1/2008	5,555,000
2,195,000	[3,4]	Allegheny County, PA Airport Authority, (PT-3743) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.630%, 5/1/2008	2,195,000
13,900,000		Allegheny County, PA HDA, (Series 1990 C) Weekly VRDNs (Presbyterian University Hospital)/(MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.600%, 5/1/2008	13,900,000
5,600,000		Allegheny County, PA HDA, (Series 1990 D) Weekly VRDNs (Presbyterian University Hospital)/(MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.850%, 5/1/2008	5,600,000
5,000,000		Allegheny County, PA HDA, (Series 2005A) Weekly VRDNs (Children’s Institute of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 2.410%, 5/1/2008	5,000,000
5,955,000		Allegheny County, PA HDA, (Series 2005B) Weekly VRDNs (Children’s Institute of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 2.410%, 5/1/2008	5,955,000
15,000,000	[3,4]	Allegheny County, PA HDA, PUTTERs (Series 2327) Weekly VRDNs (UPMC Health System)/(J.P. Morgan Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 2.510%, 5/1/2008	15,000,000
8,000,000		Allegheny County, PA IDA, (Series 2005) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 2.440%, 5/1/2008	8,000,000
745,000		Allegheny County, PA IDA, (Series A of 1997) Weekly VRDNs (Jewish Community Center)/(National City Bank LOC), 2.800%, 5/1/2008	745,000
3,300,000		Allegheny County, PA IDA, (Series B of 1997) Weekly VRDNs (Jewish Community Center)/(National City Bank LOC), 2.700%, 5/1/2008	3,300,000
3,000,000		Allegheny County, PA Port Authority, Refunding Revenue Bonds, 6.00% Bonds (United States Treasury PRF 3/1/2009@101), 3/1/2024	3,128,711
		SHORT-TERM MUNICIPALS--continued[1,2]
		Pennsylvania--continued
$5,000,000		Beaver County, PA IDA, (Series 2005-A) Weekly VRDNs (Pennsylvania Electric Co.)/(Bank of Nova Scotia, Toronto LOC), 2.580%, 5/7/2008	$5,000,000
5,000,000		Beaver County, PA IDA, (Series 2005-B) Weekly VRDNs (Pennsylvania Electric Co.)/(Bank of Nova Scotia, Toronto LOC), 2.610%, 5/7/2008	5,000,000
335,000		Berks County, PA IDA Weekly VRDNs (ADC Quaker Maid Meats)/ (Wachovia Bank N.A. LOC), 2.800%, 5/7/2008	335,000
2,400,000		Berks County, PA IDA, (Series 1998) Weekly VRDNs (Eastern Industries, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.630%, 5/7/2008	2,400,000
100,000		Berks County, PA Municipal Authority, (Series A of 2008) Weekly VRDNs (Phoebe-DeVitt Homes Obligated Group)/(Banco Santander, S.A. LOC), 2.450%, 5/1/2008	100,000
760,000		Bucks County, PA IDA Weekly VRDNs (Double H Plastics, Inc.)/ (Wachovia Bank N.A. LOC), 2.750%, 5/7/2008	760,000
555,000		Bucks County, PA IDA Weekly VRDNs (Pennsylvania Associates)/ (Wachovia Bank N.A. LOC), 2.800%, 5/7/2008	555,000
3,000,000		Bucks County, PA IDA, (Series 2007A) Weekly VRDNs (Pennswood Village)/ (Bank of America N.A. LOC), 2.510%, 5/1/2008	3,000,000
2,500,000		Bucks County, PA IDA, (Series 2007B) Weekly VRDNs (Pennswood Village)/ (Bank of America N.A. LOC), 2.510%, 5/1/2008	2,500,000
1,240,000		Butler County, PA IDA, (Series 1994) Weekly VRDNs (Lue-Rich Holding Co., Inc.)/(LaSalle Bank, N.A. LOC), 2.680%, 5/1/2008	1,240,000
2,200,000		Butler County, PA IDA, (Series 1996 A) Weekly VRDNs (Armco, Inc.)/ (Fifth Third Bank, Cincinnati LOC), 2.560%, 5/1/2008	2,200,000
2,885,000		Butler County, PA IDA, IDRBs (Series 1997) Weekly VRDNs (Wise Business Forms, Inc.)/(Branch Banking & Trust Co. LOC), 2.580%, 5/2/2008	2,885,000
2,500,000		Cheltenham Township, PA, 3.75% TRANs, 12/31/2008	2,510,859
4,335,000		Chester County, PA IDA, (Series 2000A) Weekly VRDNs (Innovative Solutions and Support, Inc.)/(PNC Bank, N.A. LOC), 2.610%, 5/1/2008	4,335,000
5,500,000		Chester County, PA IDA, (Series 2007) Weekly VRDNs (YMCA of the Brandywine Valley)/(Fulton Bank LOC), 2.510%, 5/1/2008	5,500,000
8,000,000		Chester County, PA IDA, (Series 2008A) Weekly VRDNs (University Student Housing LLC)/(Citizens Bank of Pennsylvania LOC), 2.430%, 5/1/2008	8,000,000
2,890,000		Chester County, PA IDA, (Series A of 2000) Weekly VRDNs (Devault Packing Co., Inc.)/(Wilmington Trust Co. LOC), 2.510%, 5/1/2008	2,890,000
9,000,000		Chester County, PA IDA, (Series of 2003) Weekly VRDNs (West Chester University)/(Citizens Bank of Pennsylvania LOC), 2.690%, 5/7/2008	9,000,000
800,000		Clearfield County, PA IDA, (Series 2002) Weekly VRDNs (Dubois Area Catholic School)/(PNC Bank, N.A. LOC), 2.380%, 5/1/2008	800,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Pennsylvania--continued
$6,800,000	[3,4]	Commonwealth of Pennsylvania, (Series 2001-JPMC5) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 2.680%, 5/7/2008	$6,800,000
3,350,000		Commonwealth of Pennsylvania, 5.25% Bonds, 1/1/2009	3,406,893
5,000,000	[3,4]	Commonwealth of Pennsylvania, BB&T Floater Certificates (Series 2008-01) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 2.450%, 5/1/2008	5,000,000
7,819,500	[3,4]	Commonwealth of Pennsylvania, Floater Certificates (Series 2001-696) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 2.480%, 5/1/2008	7,819,500
13,145,000	[3,4]	Commonwealth of Pennsylvania, Variable Rate Certificates (Series 2001-F) Weekly VRDNs (Bank of America N.A. LIQ), 2.450%, 5/1/2008	13,145,000
1,015,000		Cumberland County, PA IDA, (Series 2001) Weekly VRDNs (Industrial Harness Co.)/(Wachovia Bank N.A. LOC), 2.550%, 5/1/2008	1,015,000
3,500,000		Cumberland County, PA Municipal Authority, (Series 1993) Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC), 2.400%, 5/1/2008	3,500,000
1,600,000		Dauphin County, PA IDA, (Series 1998-A) Weekly VRDNs (Key Ingredients, Inc.)/(Citibank NA, New York LOC), 2.850%, 5/7/2008	1,600,000
1,740,000		Dauphin County, PA IDA, (Series 2000) Weekly VRDNs (Consolidated Scrap Resources, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.630%, 5/2/2008	1,740,000
17,500,000		Dauphin County, PA IDA, (Series 2005) Weekly VRDNs (WITF, Inc.)/ (Citizens Bank of Pennsylvania LOC), 2.480%, 5/2/2008	17,500,000
4,645,000		Dauphin County, PA IDA, Variable Rate EDRB (Series 1998-B) Weekly VRDNs (Key Ingredients, Inc.)/(Citibank NA, New York LOC), 2.850%, 5/7/2008	4,645,000
5,620,000		Dauphin County, PA, (Series of 2008) Weekly VRDNs (PNC Bank, N.A. LOC), 2.380%, 5/1/2008	5,620,000
3,000,000		Elizabethtown, PA IDA, (Series 2006) Weekly VRDNs (Elizabethtown College)/ (Fulton Bank LOC), 2.530%, 5/1/2008	3,000,000
9,200,000		Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent Health System)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.500%, 5/1/2008	9,200,000
15,000,000		Erie County, PA, 3.50% TRANs, 12/15/2008	15,042,750
1,915,000		Ferguson Township, PA Industrial Commercial Development Authority, (Series A of 2007) Weekly VRDNs (Brooks Lake & Videon)/(Fulton Bank LOC), 2.580%, 5/1/2008	1,915,000
500,000		Ferguson Township, PA Industrial Commercial Development Authority, (Series C of 2007) Weekly VRDNs (Brooks Lake & Videon)/(Fulton Bank LOC), 2.580%, 5/1/2008	500,000
2,635,000		Franconia Township, PA IDA, (Series 1997A) Daily VRDNs (Asher’s Chocolates)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.630%, 5/1/2008	2,635,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Pennsylvania--continued
$1,185,000		Gettysburg Area IDA, (Series A of 1998) Weekly VRDNs (Hanover Lantern, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.630%, 5/7/2008	$1,185,000
1,085,000		Greene County, PA IDA, (Series 1999) Weekly VRDNs (CWS Co., Inc.)/(Huntington National Bank, Columbus, OH LOC), 2.880%, 5/1/2008	1,085,000
460,000		Huntingdon County, PA IDA, (Series A) Weekly VRDNs (Bonney Forge Corp.)/(Wachovia Bank N.A. LOC), 2.700%, 5/1/2008	460,000
1,935,000		Lancaster, PA IDA, (1988 Series C) Weekly VRDNs (Henry Molded Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.580%, 5/1/2008	1,935,000
555,000		Lancaster, PA IDA, (1998 Series A) Weekly VRDNs (Henry Molded Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.580%, 5/1/2008	555,000
2,545,000		Lancaster, PA IDA, (Series A of 2001) Weekly VRDNs (Student Lodging and Student Services)/(Fulton Bank LOC), 2.530%, 5/1/2008	2,545,000
1,425,000		Lancaster, PA IDA, (Series A of 2007) Weekly VRDNs (John F. Martin & Sons, Inc.)/(Fulton Bank LOC), 2.580%, 5/1/2008	1,425,000
7,000,000		Lancaster, PA IDA, (Series of 2007) Weekly VRDNs (Rohrer’s Quarry, Inc.)/ (Fulton Bank LOC), 2.580%, 5/1/2008	7,000,000
6,370,000		Lancaster, PA Municipal Authority, (Series 2006) Weekly VRDNs (Ephrata Community Hospital)/(Fulton Bank LOC), 2.700%, 5/7/2008	6,370,000
5,000,000		Lancaster, PA Municipal Authority, (Series C of 2006) Weekly VRDNs (Garden Spot Village)/(Fulton Bank LOC), 2.900%, 5/7/2008	5,000,000
900,000		Lehigh County, PA IDA, (Series 1997) Weekly VRDNs (American Manufacturing Co., Inc.)/(Wachovia Bank N.A. LOC), 2.550%, 5/1/2008	900,000
1,590,000		Lehigh County, PA IDA, (Series of 2000) Weekly VRDNs (P. R. E. USA, Inc./ Suntuf 2000, Inc.)/(Wachovia Bank N.A. LOC), 2.550%, 5/1/2008	1,590,000
6,120,000		McKean County, PA IDA, (Series 1997) Weekly VRDNs (Keystone Powdered Metal Co.)/(PNC Bank, N.A. LOC), 2.700%, 5/1/2008	6,120,000
1,330,000		Montgomery County, PA IDA, (Series 2000) Weekly VRDNs (American Foodservice Corp.)/(Wachovia Bank N.A. LOC), 2.550%, 5/1/2008	1,330,000
16,000,000		Montgomery County, PA IDA, (Series 2000) Weekly VRDNs (Lonza, Inc.)/(Deutsche Bank AG LOC), 2.580%, 5/1/2008	16,000,000
1,585,000		Montgomery County, PA IDA, (Series C) Weekly VRDNs (Vari Corp.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.920%, 5/7/2008	1,585,000
5,000,000		Nazareth Area School District, PA Weekly VRDNs (FSA INS)/ (Dexia Credit Local LIQ), 2.460%, 5/1/2008	5,000,000
19,030,000	[3,4]	North Penn, PA Water Authority, DFA Municipal Trust (Series 2008-24) Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.730%, 5/1/2008	19,030,000
2,130,000		Northampton County, PA IDA, (Series 2006) Weekly VRDNs (Jacobsburg Realty LLC)/(Fulton Bank LOC), 2.530%, 5/1/2008	2,130,000
5,000,000		Northampton County, PA IDA, (Series of 2008) Weekly VRDNs (Moravian College Housing, Inc.)/(Fulton Bank LOC), 2.530%, 5/1/2008	5,000,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Pennsylvania--continued
$600,000		Pennsylvania EDFA Weekly VRDNs (Industrial Scientific Corp.)/ (RBS Citizens Bank N.A. LOC), 2.700%, 5/1/2008	$600,000
300,000		Pennsylvania EDFA, (1995 Series D2) Weekly VRDNs (ARCO Enterprises, Inc./Ronald L. Repasky, Sr. Project)/(PNC Bank, N.A. LOC), 2.560%, 5/1/2008	300,000
2,000,000		Pennsylvania EDFA, (Series 1995 B) Weekly VRDNs (Morrisons Cove Home)/ (PNC Bank, N.A. LOC), 2.750%, 5/7/2008	2,000,000
6,200,000		Pennsylvania EDFA, (Series 2005) Weekly VRDNs (Westrum Harleysville II LP)/ (FHLB of Pittsburgh LOC), 2.520%, 5/1/2008	6,200,000
11,000,000		Pennsylvania EDFA, (Series 2007) Weekly VRDNs (Evergreen Community Power Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.530%, 5/2/2008	11,000,000
4,000,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004B) Weekly VRDNs (Sunoco, Inc.), 2.900%, 5/7/2008	4,000,000
4,700,000	[3,4]	Pennsylvania HFA, (Series 2002-JPMC-1) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 2.780%, 5/7/2008	4,700,000
16,000,000		Pennsylvania HFA, (Series 2005-89) Weekly VRDNs (DePfa Bank PLC LIQ), 2.500%, 5/7/2008	16,000,000
3,860,000	[3,4]	Pennsylvania HFA, MERLOTS (Series 2006B-13) Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.870%, 5/7/2008	3,860,000
7,105,000	[3,4]	Pennsylvania HFA, MERLOTS (Series 2007-C50), 2.15% TOBs (Bank of New York LIQ), Optional Tender 8/20/2008	7,105,000
1,440,000	[3,4]	Pennsylvania HFA, PUTTERs (Series 1213B) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 2.610%, 5/1/2008	1,440,000
2,800,000		Pennsylvania State Higher Education Assistance Agency, (Series 2002B) Weekly VRDNs (FSA INS)/(GTD by Bayerische Landesbank, Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG LIQs), 2.500%, 5/1/2008	2,800,000
32,100,000		Pennsylvania State Higher Education Assistance Agency, Series 2002 A) Weekly VRDNs (FSA INS)/(GTD by Bayerische Landesbank, Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG LIQs), 2.500%, 5/1/2008	32,100,000
3,700,000		Pennsylvania State Higher Education Facilities Authority, (Series 2001 H5) Weekly VRDNs (Keystone College)/(PNC Bank, N.A. LOC), 2.380%, 5/1/2008	3,700,000
7,900,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B) Daily VRDNs (Holy Family College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.410%, 5/1/2008	7,900,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Pennsylvania--continued
$11,030,000		Pennsylvania State Higher Education Facilities Authority, (Series 2004) Weekly VRDNs (Holy Family University)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.410%, 5/1/2008	$11,030,000
2,500,000		Pennsylvania State Higher Education Facilities Authority, (Series F-2), 3.70% TOBs (Robert Morris University)/(PNC Bank, N.A. LOC), Mandatory Tender 5/1/2008	2,500,000
170,000		Pennsylvania State Higher Education Facilities Authority, (Series H1) Weekly VRDNs (Beaver College, PA)/(Allied Irish Banks PLC LOC), 2.380%, 5/1/2008	170,000
3,000,000		Pennsylvania State Higher Education Facilities Authority, (Series I-6) Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.570%, 5/1/2008	3,000,000
9,500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series E4) Weekly VRDNs (Washington & Jefferson College)/ (National City Bank LOC), 2.650%, 5/1/2008	9,500,000
9,900,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 3.48% TOBs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), Mandatory Tender 11/1/2008	9,900,000
7,000,000	[3,4]	Pennsylvania State Higher Education Facilities Authority, Term Tender Custodial Receipts (Series 2008-A), 2.95% TOBs (University of Pennsylvania Health System), Mandatory Tender 11/14/2008	7,005,495
3,500,000	[3,4]	Pennsylvania State Higher Education Facilities Authority, Term Tender Custodial Receipts (Series 2008-C), 2.95% TOBs (University of Pennsylvania Health System), Mandatory Tender 11/18/2008	3,502,710
18,350,000	[3,4]	Pennsylvania State Public School Building Authority, Solar Eclipse (Series 2007-93) Weekly VRDNs (Philadelphia, PA School District)/ (FSA INS)/(U.S. Bank, N.A. LIQ), 2.140%, 5/1/2008	18,350,000
12,000,000		Philadelphia, PA Airport System, (Series 2005C) Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.950%, 5/7/2008	12,000,000
2,845,000	[3,4]	Philadelphia, PA Airport System, PUTTERs (Series 2260Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.610%, 5/1/2008	2,845,000
4,450,000		Philadelphia, PA Authority for Industrial Development Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC), 2.530%, 5/1/2008	4,450,000
5,000,000		Philadelphia, PA Authority for Industrial Development, (Series 2008) Weekly VRDNs (Evangelical Manor)/(Citizens Bank of Pennsylvania LOC), 2.480%, 5/1/2008	5,000,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Pennsylvania--continued
$9,300,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-B) Daily VRDNs (Children’s Hospital of Philadelphia)/(GTD by JPMorgan Chase Bank, N.A. and WestLB AG LIQs), 2.620%, 5/1/2008	$9,300,000
4,250,000	[3,4]	Philadelphia, PA Hospitals & Higher Education Facilities Authority, PA-1464 Weekly VRDNs (Children’s Hospital of Philadelphia)/(Merrill Lynch & Co., Inc. LIQ), 2.460%, 5/1/2008	4,250,000
15,000,000		Philadelphia, PA School District, (Subseries A-2) Weekly VRDNs (Bank of America N.A. LOC), 2.400%, 5/1/2008	15,000,000
5,000,000		Philadelphia, PA School District, (Subseries C-1) Weekly VRDNs (Commerce Bank N.A., Cherry Hill, NJ LOC), 2.400%, 5/1/2008	5,000,000
13,000,000		Philadelphia, PA School District, (Subseries D-1) Weekly VRDNs (PNC Bank, N.A. LOC), 2.400%, 5/1/2008	13,000,000
11,000,000		Philadelphia, PA, (Series A), 4.50% TRANs, 6/30/2008	11,014,621
5,800,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (FSA INS)/(PNC Bank, N.A. LIQ), 2.390%, 5/1/2008	5,800,000
4,095,000		Schuylkill County, PA IDA, (Series 2000) Weekly VRDNs (Fabcon East Corp. LLC)/(LaSalle Bank, N.A. LOC), 2.600%, 5/1/2008	4,095,000
3,000,000		Southcentral PA, General Authority, (Series 2005) Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.430%, 5/2/2008	3,000,000
1,500,000		Spring Grove, PA Area School District, (Series 2008) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.470%, 5/1/2008	1,500,000
2,487,000		Stroudsburg, PA Area School District, 4.50% TRANs, 6/30/2008	2,489,431
6,460,000		Upper St. Clair Township, PA, (Series 2008) Weekly VRDNs (FSA INS)/ (PNC Bank, N.A. LIQ), 2.470%, 5/1/2008	6,460,000
2,990,000		Washington County, PA Hospital Authority, (Series 2001B), 3.80% TOBs (Washington Hospital, PA)/(PNC Bank, N.A. LOC), Mandatory Tender 6/30/2008	2,990,000
2,750,000		Wyoming County, PA IDA, (Series A of 2007) Weekly VRDNs (Deer Park Lumber, Inc.)/(First Tennessee Bank, N.A. LOC), 4.000%, 5/1/2008	2,750,000
2,965,000		York County, PA IDA, (Series 2007) Weekly VRDNs (Weldon Machine Tool, Inc.)/(Fulton Bank LOC), 3.250%, 5/1/2008	2,965,000
2,605,000		York County, PA IDA, (Series A of 2000) Weekly VRDNs (UL Holdings)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.630%, 5/2/2008	2,605,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Pennsylvania--continued
$2,500,000		York County, PA IDA, Limited Obligation Revenue Bonds (Series 1997) Weekly VRDNs (Metal Exchange Corp.)/(Comerica Bank LOC), 2.580%, 5/1/2008	$2,500,000

		TOTAL MUNICIPAL INVESTMENTS--99.6% (AT AMORTIZED COST)[5]	641,235,970

		OTHER ASSETS AND LIABILITIES - NET--0.4%[6]	2,384,070

		TOTAL NET ASSETS--100%	$643,620,040

Securities that are subject to the federal alternative minimum tax (AMT) represent 33.9% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO’s two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor’s, MIG-1 or MIG-2 by Moody’s Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2008, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier

99.0%	1.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2008, these restricted securities amounted to $152,307,705, which represented 23.7% of total net assets.

4 Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At April 30, 2008, these liquid restricted securities amounted to $152,307,705, which represented 23.7% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bond
FHLB	--Federal Home Loan Bank
FSA	--Financial Security Assurance
GTD	--Guaranteed
HDA	--Hospital Development Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRBs	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$641,235,970
Income receivable		3,149,153
Receivable for shares sold		56,408

TOTAL ASSETS		644,441,531

Liabilities:
Payable for shares redeemed	$141,364
Income distribution payable	596,579
Payable for distribution services fee (Note 5)	13,366
Payable for shareholder services fee (Note 5)	61,307
Bank overdraft	1,207
Accrued expenses	7,668

TOTAL LIABILITIES		821,491

Net assets for 643,646,636 shares outstanding		$643,620,040

Net Assets Consist of:
Paid-in capital		$643,646,573
Accumulated net realized loss on investments		(30,319)
Undistributed net investment income		3,786

TOTAL NET ASSETS		$643,620,040

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$235,847,684 ÷ 235,848,025 shares outstanding, no par value, unlimited shares authorized		$1.00

Institutional Service Shares:
$361,755,264 ÷ 361,773,250 shares outstanding, no par value, unlimited shares authorized		$1.00

Cash Series Shares:
$46,017,092 ÷ 46,025,361 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2008 (unaudited)

Investment Income:
Interest			$8,127,088

Expenses:
Investment adviser fee (Note 5)		$1,103,216
Administrative personnel and services fee		216,135
Custodian fees		10,498
Transfer and dividend disbursing agent fees and expenses		56,693
Directors’/Trustees’ fees		2,274
Auditing fees		8,652
Legal fees		6,964
Portfolio accounting fees		59,130
Distribution services fee--Cash Series Shares (Note 5)		91,876
Shareholder services fee--Institutional Service Shares (Note 5)		300,343
Shareholder services fee--Cash Series Shares (Note 5)		57,151
Account administration fee--Institutional Service Shares		77,831
Account administration fee--Cash Series Shares		272
Share registration costs		27,395
Printing and postage		16,661
Insurance premiums		3,451
Miscellaneous		1,322

TOTAL EXPENSES		2,039,864

Waivers, Reimbursement and Reduction
Waiver of investment adviser fee (Note 5)	$(251,735)
Waiver of administrative personnel and services fee (Note 5)	(6,023)
Waiver of distribution services fee--Cash Series Shares (Note 5)	(11,485)
Reimbursement of shareholder services fee--Institutional Service Shares (Note 5)	(70,799)
Reduction of custodian fees	(1,731)

TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(341,773)

Net expenses			1,698,091

Net investment income			6,428,997

Net realized gain on investments			134,304

Change in net assets resulting from operations			$6,563,301

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2008	Year Ended 10/31/2007

Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,428,997	$14,290,232
Net realized gain (loss) on investments	134,304	(116,250)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,563,301	14,173,982

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,449,886)	(5,805,230)
Institutional Service Shares	(3,534,993)	(7,622,318)
Cash Series Shares	(439,890)	(863,098)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,424,769)	(14,290,646)

Share Transactions:
Proceeds from sale of shares	1,032,573,575	1,518,410,482
Net asset value of shares issued to shareholders in payment of distributions declared	2,150,842	4,282,142
Cost of shares redeemed	(846,037,195)	(1,545,518,379)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	188,687,222	(22,825,755)

Change in net assets	188,825,754	(22,942,419)

Net Assets:
Beginning of period	454,794,286	477,736,705

End of period (including undistributed (distributions in excess of) net investment income of $3,786 and $(442), respectively)	$643,620,040	$454,794,286

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2008 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Pennsylvania Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income taxes and the personal income tax imposed by the Commonwealth of Pennsylvania consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”, on November 1, 2007. As of and during the six months ended April 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2008	Year Ended 10/31/2007

Institutional Shares:
Shares sold	318,573,360	472,766,920
Shares issued to shareholders in payment of distributions declared	600,368	1,500,405
Shares redeemed	(247,959,498)	(485,540,559)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	71,214,230	(11,273,234)

	Six Months Ended 4/30/2008	Year Ended 10/31/2007

Institutional Service Shares:
Shares sold	605,179,561	872,226,395
Shares issued to shareholders in payment of distributions declared	1,112,879	1,923,480
Shares redeemed	(499,293,485)	(898,432,398)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	106,998,955	(24,282,523)

	Six Months Ended 4/30/2008	Year Ended 10/31/2007

Cash Series Shares:
Shares sold	108,820,654	173,417,167
Shares issued to shareholders in payment of distributions declared	437,595	858,257
Shares redeemed	(98,784,212)	(161,545,422)

NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	10,474,037	12,730,002

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	188,687,222	(22,825,755)

4. FEDERAL TAX INFORMATION

At October 31, 2007, the Fund had a capital loss carryforward of $164,623 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount

2011	$2,931

2014	$45,442

2015	$116,250

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. Prior to February 28, 2007, the advisory agreement between the Fund and the Adviser provided for an annual fee equal to 0.50% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the Adviser voluntarily waived $251,735 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $6,023 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.40% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, FSC voluntarily waived $11,485 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2008, FSC retained $58,188 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Institutional Service Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2008, FSSC voluntarily reimbursed $70,799 of shareholder services fees. For the six months ended April 30, 2008, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2008, the Fund’s Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the six months ended April 30, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $474,675,000 and $308,705,000, respectively.

General

Certain of the Officers and Trustees of Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2008, 80.7% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 13.8% of total investments.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund’s net assets or results of operations.

Shareholder Meeting Results (Unaudited)

A Special Meeting of Shareholders of Pennsylvania Municipal Cash Trust, a portfolio of Money Market Obligations Trust (the “Trust”), was held on March 18, 2008. On January 18, 2008, the record date for shareholders voting at the meeting, there were 182,155,116,740 total outstanding shares of the Trust. The following items were considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM 1

To elect five Trustees.1

Name	For	Withheld

Nicholas P. Constantakis	61,664,488,031	513,386,538

J. Christopher Donahue	61,693,660,618	484,213,951

R. James Nicholson	61,671,629,324	506,245,228

Thomas M. O’Neill	61,688,131,563	489,732,592

James F. Will	61,682,345,729	495,518,426

1 The following Trustees continued their terms: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., John F. Cunningham, Peter E. Madden, Charles F. Mansfield, Jr., John E. Murray, Jr., Marjorie P. Smuts and John S. Walsh.

Evaluation and Approval of Advisory Contract

PENNSYLVANIA MUNICIPAL CASH TRUST (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2007. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund’s performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. In this regard, it was noted that, effective February 28, 2007, the Fund’s contractual advisory fee was reduced by 10 basis points.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

For the Fund’s most recently completed fiscal year, the Fund’s investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund’s advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Securities Corp., Distributor

Cusip 60934N526
Cusip 60934N534
Cusip 60934N542

52405 (6/08)

Federated is a registered mark of Federated Investors, Inc.
2008 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Virginia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2008

Institutional Shares
Institutional Service Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
SHAREHOLDER MEETING RESULTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2008	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.012	0.032	0.029	0.018	0.007	0.008
Net realized gain on investments	0.000 [1]	0.000 [1]	0.000 [1]	--	0.000 [1]	--

TOTAL FROM INVESTMENT OPERATIONS	0.012	0.032	0.029	0.018	0.007	0.008

Less Distributions:
Distributions from net investment income	(0.012)	(0.032)	(0.029)	(0.018)	(0.007)	(0.008)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	--	--	--	--

TOTAL DISTRIBUTIONS	(0.012)	(0.032)	(0.029)	(0.018)	(0.007)	(0.008)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.21%	3.26%	2.92%	1.78%[3]	0.72%	0.75%

Ratios to Average Net Assets:

Net expenses	0.49%[4]	0.49%	0.49%	0.49%	0.49%	0.49%

Net investment income	2.51%[4]	3.21%	2.95%	1.77%	0.72%	0.75%

Expense waiver/reimbursement[5]	0.09%[4]	0.09%	0.20%	0.34%	0.35%	0.32%

Supplemental Data:

Net assets, end of period (000 omitted)	$87,455	$150,059	$162,417	$71,727	$65,174	$71,396

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on the total return.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2008	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.011	0.031	0.027	0.016	0.006	0.006
Net realized gain on investments	0.000 [1]	0.000 [1]	0.000 [1]	--	0.000 [1]	--

TOTAL FROM INVESTMENT OPERATIONS	0.011	0.031	0.027	0.016	0.006	0.006

Less Distributions:
Distributions from net investment income	(0.011)	(0.031)	(0.027)	(0.016)	(0.006)	(0.006)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	--	--	--	--

TOTAL DISTRIBUTIONS	(0.011)	(0.031)	(0.027)	(0.016)	(0.006)	(0.006)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.14%	3.10%	2.76%	1.62%	0.57%	0.60%

Ratios to Average Net Assets:

Net expenses	0.64%[3]	0.64%	0.64%	0.64%	0.64%	0.64%

Net investment income	2.26%[3]	3.06%	2.70%	1.60%	0.57%	0.59%

Expense waiver/reimbursement[4]	0.19%[3]	0.18%	0.21%	0.19%	0.20%	0.17%

Supplemental Data:

Net assets, end of period (000 omitted)	$361,312	$324,268	$280,574	$387,197	$395,836	$369,790

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,		Period Ended
	4/30/2008	2007	2006	10/31/2005 [1]

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009	0.027	0.024	0.011
Net realized gain on investments	0.000 [2]	0.000 [2]	0.000 [2]	--

TOTAL FROM INVESTMENT OPERATIONS	0.009	0.027	0.024	0.011

Less Distributions:
Distributions from net investment income	(0.009)	(0.027)	(0.024)	(0.011)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	--	--

TOTAL DISTRIBUTIONS	(0.009)	(0.027)	(0.024)	(0.011)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.96%	2.73%	2.39%	1.10%

Ratios to Average Net Assets:

Net expenses	1.00%[4]	1.00%	1.00%	1.00%[4]

Net investment income	1.88%[4]	2.70%	2.36%	1.52%[4]

Expense waiver/reimbursement[5]	0.43%[4]	0.43%	0.45%	0.43%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$133,394	$114,538	$99,737	$108,807

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and, to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period[1]

Actual:

Institutional Shares	$1,000	$1,012.10	$2.45

Institutional Service Shares	$1,000	$1,011.40	$3.20

Cash Series Shares	$1,000	$1,009.60	$5.00

Hypothetical (assuming a 5% return before expenses):

Institutional Shares	$1,000	$1,022.43	$2.46

Institutional Service Shares	$1,000	$1,021.68	$3.22

Cash Series Shares	$1,000	$1,019.89	$5.02

1 Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.49%

Institutional Service Shares	0.64%

Cash Series Shares	1.00%

Portfolio of Investments Summary Tables

At April 30, 2008, the Fund’s portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets

Variable Rate Demand Instruments	73.3%

Municipal Notes	15.4%

Commercial Paper	11.1%

Other Assets and Liabilities--Net[2]	0.2%

TOTAL	100.0%

At April 30, 2008, the Fund’s effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets

1-7 Days	79.1%

8-30 Days	0.0%

31-90 Days	1.9%

91-180 Days	14.8%

181 Days or more	4.0%

Other Assets and Liabilities--Net[2]	0.2%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2008 (unaudited)

Principal Amount			Value

		SHORT-TERM MUNICIPALS--99.8%[1,2]
		Virginia--98.1%
$5,870,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT)/ (Series 2003-33) Weekly VRDNs (Fairfax County, VA EDA)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 2.510%, 5/1/2008	$5,870,000
6,480,000		Alexandria, VA IDA, (Series 1999) Weekly VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC), 2.440%, 5/1/2008	6,480,000
6,300,000		Alexandria, VA IDA, (Series 2005) Weekly VRDNs (American Statistical Association)/(SunTrust Bank LOC), 2.700%, 5/7/2008	6,300,000
3,665,000		Alexandria, VA Redevelopment and Housing Authority, (Series 2001) Weekly VRDNs (Potomac West Apartments)/(SunTrust Bank LOC), 2.590%, 5/7/2008	3,665,000
2,270,000		Arlington County, VA, (Series 2000A) Weekly VRDNs (National Science Teachers Association)/(SunTrust Bank LOC), 2.440%, 5/1/2008	2,270,000
1,555,000		Bedford County, VA IDA, (Series 1999) Weekly VRDNs (David R. Snowman and Carol J. Snowman)/(SunTrust Bank LOC), 2.590%, 5/7/2008	1,555,000
2,700,000		Botetourt County, VA IDA, (Series 2001) Weekly VRDNs (Altec Industries, Inc.)/(Regions Bank, Alabama LOC), 2.680%, 5/1/2008	2,700,000
1,430,000		Carroll County, VA IDA, IDRB (Series 1995) Weekly VRDNs (Kentucky Derby Hosiery Co., Inc. Project)/(JPMorgan Chase Bank, N.A. LOC), 3.100%, 5/1/2008	1,430,000
6,500,000		Charles City County, VA EDA, (Series 2004A) Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.600%, 5/1/2008	6,500,000
10,500,000		Chesapeake Bay Bridge & Tunnel District, VA, (Series A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 2.440%, 5/1/2008	10,500,000
8,100,000		Chesterfield County, VA EDA, (Series 2008C-1) Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Dexia Credit Local LIQ), 2.500%, 5/7/2008	8,100,000
3,000,000		Chesterfield County, VA EDA, (Series 2008C-2) Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 2.510%, 5/7/2008	3,000,000
2,500,000		Chesterfield County, VA IDA, (Series 1999) Weekly VRDNs (Honeywell International, Inc.), 2.630%, 5/1/2008	2,500,000
3,475,000		Chesterfield County, VA IDA, (Series 2001A) Weekly VRDNs (Super Radiator Coils LP)/(LaSalle Bank, N.A. LOC), 4.000%, 5/1/2008	3,475,000
4,400,000		Danville, VA IDA, (Series 1997) Weekly VRDNs (Diebold, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.900%, 5/1/2008	4,400,000
5,230,000		Fairfax County, VA EDA, (Series 1996) Weekly VRDNs (Fair Lakes D&K LP)/ (Wachovia Bank N.A. LOC), 2.750%, 5/7/2008	5,230,000
7,850,000		Fairfax County, VA EDA, (Series 2001) Weekly VRDNs (Young Men’s Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.480%, 5/2/2008	7,850,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Virginia--continued
$2,145,000		Fairfax County, VA EDA, (Series 2002) Weekly VRDNs (Wolf Trap Foundation for the Performing Arts)/(Bank of America N.A. LOC), 2.450%, 5/1/2008	$2,145,000
3,000,000		Fairfax County, VA IDA, (Series 1988A) Weekly VRDNs (Inova Health System), 2.400%, 5/7/2008	3,000,000
3,000,000		Fairfax County, VA IDA, (Series 1988C) Weekly VRDNs (Inova Health System)/(Branch Banking & Trust Co. LIQ), 2.600%, 5/7/2008	3,000,000
20,000		Fairfax County, VA IDA, (Series 2005A-2) Weekly VRDNs (Inova Health System)/(Landesbank Baden-Wuerttemberg LIQ), 2.550%, 5/7/2008	20,000
15,000,000		Fairfax County, VA IDA, (Series 2008 A-2), 1.60% TOBs (Inova Health System), Optional Tender 4/20/2009	15,000,000
2,300,000		Fairfax County, VA Redevelopment and Housing Authority, (Series A), 3.50% BANs (Fairfax County, VA), 3/1/2009	2,328,368
5,860,000	[3,4]	Fairfax County, VA Water Authority, PT-4485 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.460%, 5/1/2008	5,860,000
3,580,000		Falls Church, VA IDA, (Series 2006) Weekly VRDNs (Tax Analysts)/(Citibank NA, New York LOC), 2.600%, 5/7/2008	3,580,000
2,300,000		Fauquier County, VA IDA Weekly VRDNs (Warrenton Development Co.)/ (Bank of America N.A. LOC), 2.500%, 5/1/2008	2,300,000
3,200,000		Fauquier County, VA IDA, (Series 2008) Weekly VRDNs (Wakefield School, Inc.)/(PNC Bank, N.A. LOC), 2.320%, 5/1/2008	3,200,000
3,000,000		Fredericksburg, VA IDA, (Series 2001 A-1) Weekly VRDNs (Forest Village Apartments)/(SunTrust Bank LOC), 2.590%, 5/7/2008	3,000,000
4,000,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.30% CP (Virginia Electric & Power Co.), Mandatory Tender 5/7/2008	4,000,000
3,470,000		Hampton, VA IDA, (Series 1998) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 2.500%, 5/1/2008	3,470,000
12,500,000		Hanover County, VA EDA, (Series 2005A) Weekly VRDNs (Bon Secours Health System)/(MBIA Insurance Corp. INS)/(U.S. Bank, N.A. LIQ), 3.900%, 5/7/2008	12,500,000
20,000,000		Hanover County, VA IDA, (Series 2002B) Weekly VRDNs (Bon Secours Health System)/(MBIA Insurance Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 3.900%, 5/1/2008	20,000,000
7,500,000		Harrisonburg, VA Redevelopment & Housing Authority, (Series 2001A: Huntington Village Apartments) Weekly VRDNs (Richfield Place Associates LP)/(FNMA LOC), 2.500%, 5/1/2008	7,500,000
20,488,000		Henrico County, VA EDA, (Series 2000) Weekly VRDNs (White Oak Semiconductor LP)/(Citibank NA, New York LOC), 2.650%, 5/7/2008	20,488,000
2,960,000		Henrico County, VA EDA, (Series 2001) Weekly VRDNs (Instructive Visiting Nurse Association)/(SunTrust Bank LOC), 2.440%, 5/7/2008	2,960,000
1,855,000		Henrico County, VA EDA, (Series 2001) Weekly VRDNs (JAS-LCS LLC)/ (Wachovia Bank N.A. LOC), 2.500%, 5/1/2008	1,855,000
3,310,000		Henrico County, VA EDA, (Series 2001) Weekly VRDNs (Roslyn Conference Center)/(SunTrust Bank LOC), 2.700%, 5/7/2008	3,310,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Virginia--continued
$7,500,000		Henrico County, VA EDA, (Series 2002B) Weekly VRDNs (Bon Secours Health System)/(MBIA Insurance Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 3.900%, 5/1/2008	$7,500,000
50,000		Henrico County, VA EDA, (Series 2003B) Weekly VRDNs (Westminster-Canterbury of Richmond)/(Branch Banking & Trust Co. LOC), 2.600%, 5/1/2008	50,000
8,800,000		Henrico County, VA EDA, (Series 2008B-1) Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 2.510%, 5/7/2008	8,800,000
24,000,000		James City County, VA IDA, (Series 1997) Weekly VRDNs (Riverside Health Systems), 2.850%, 5/7/2008	24,000,000
1,230,000		James City County, VA IDA, (Series 2002) Weekly VRDNs (CMCP Williamsburg LLC)/(FNMA LOC), 2.440%, 5/1/2008	1,230,000
5,790,000		King George County IDA, VA, (Series 1996) Weekly VRDNs (Garnet of Virginia, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.600%, 5/1/2008	5,790,000
2,240,000	[3,4]	Loudoun County, VA Sanitation Authority, ROCs (Series 6511) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ), 2.510%, 5/1/2008	2,240,000
15,640,000		Loudoun County, VA IDA, (Series 2003A) Weekly VRDNs (Howard Hughes Medical Institute), 2.400%, 5/7/2008	15,640,000
2,500,000		Loudoun County, VA IDA, (Series 2003E) Weekly VRDNs (Howard Hughes Medical Institute), 2.450%, 5/7/2008	2,500,000
3,725,000		Loudoun County, VA IDA, (Series 2004) Weekly VRDNs (Jack Kent Cooke Foundation)/(Wachovia Bank N.A. LOC), 2.430%, 5/1/2008	3,725,000
5,850,000		Loudoun County, VA IDA, (Series 2008) Weekly VRDNs (Loudoun Country Day School)/(PNC Bank, N.A. LOC), 2.320%, 5/1/2008	5,850,000
6,500,000		Loudoun County, VA, (Series 1998), 3.50% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 6/1/2008	6,500,000
3,125,000		Madison County, VA IDA, (Series 1998) Weekly VRDNs (Madison Wood Preservers, Inc.)/(Wachovia Bank N.A. LOC), 2.500%, 5/1/2008	3,125,000
1,200,000		Mecklenburg County, VA IDA, (Series 1999) Weekly VRDNs (Glaize and Bro. LLC)/(Wachovia Bank N.A. LOC), 2.500%, 5/1/2008	1,200,000
15,000,000		Metropolitan Washington, DC Airports Authority, (Series 2005B), 1.75% CP (Bank of America N.A. LOC), Mandatory Tender 9/17/2008	15,000,000
15,500,000		Metropolitan Washington, DC Airports Authority, (Series 2005B), 2.97% CP (Bank of America N.A. LOC), Mandatory Tender 9/10/2008	15,500,000
30,000,000		Metropolitan Washington, DC Airports Authority, Subseries A, 1.60% CP (GTD by Landesbank Baden-Wuerttemberg and WestLB AG LOCs), Mandatory Tender 5/7/2008	30,000,000
310,000		Montgomery County, VA IDA, (Series 2005) Daily VRDNs (Virginia Tech Foundation)/(Bank of America N.A. LOC), 2.700%, 5/1/2008	310,000
2,850,000		New Kent County, VA, (Series 1999) Weekly VRDNs (Basic Construction Co. LLC)/(SunTrust Bank LOC), 2.590%, 5/1/2008	2,850,000
5,845,000		Newport News, VA EDA, Oyster Point Town Center Weekly VRDNs (Newport News, VA)/(SunTrust Bank LIQ), 2.700%, 5/7/2008	5,845,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Virginia--continued
$2,595,000		Newport News, VA IDA, (Series 1997) Weekly VRDNs (Iceland Seafood Corp.)/(SunTrust Bank LOC), 2.690%, 5/1/2008	$2,595,000
6,565,000		Newport News, VA Redevelopment & Housing Authority, (Series 2001A) Weekly VRDNs (Admiral Pointe Apartments)/(SunTrust Bank LOC), 2.900%, 5/7/2008	6,565,000
10,825,000	[3,4]	Newport News, VA, BB&T Floater Certificates (Series 2008-08) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 2.460%, 5/1/2008	10,825,000
3,500,000		Norfolk, VA EDA, (Series 2005A) Weekly VRDNs (Bon Secours Health System)/(MBIA Insurance Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 4.050%, 5/7/2008	3,500,000
28,000,000		Pocahontas Parkway Association, VA, (Series 1998A), 5.50% Bonds (United States Treasury PRF 8/15/2008@102), 8/15/2028	28,696,559
5,050,000		Pocahontas Parkway Association, VA, (Series A), 5.00% Bonds (United States Treasury PRF 8/15/2008@102), 8/15/2011	5,174,775
9,000,000		Pocahontas Parkway Association, VA, (Series B) Bonds (United States Treasury PRF 8/15/2008@24.973), 8/15/2032	2,223,623
4,535,000		Pocahontas Parkway Association, VA, (Series B) Bonds (United States Treasury PRF 8/15/2008@45.5), 8/15/2022	2,050,880
13,915,000		Pocahontas Parkway Association, VA, (Series B) Bonds (United States Treasury PRF 8/15/2008@48.201), 8/15/2021	6,665,594
1,150,000		Portsmouth, VA IDA, (Series 2001) Weekly VRDNs (Brutus Enterprises LLC)/(RBC Centura Bank LOC), 2.300%, 5/1/2008	1,150,000
5,255,000		Portsmouth, VA Redevelopment and Housing Authority, (Series 2000) Weekly VRDNs (Yorkshire Square Townhouse Apartments)/(SunTrust Bank LOC), 2.590%, 5/1/2008	5,255,000
5,325,000		Prince William County, VA IDA, (Series 2001) Weekly VRDNs (Quantico Court)/(SunTrust Bank LOC), 2.900%, 5/7/2008	5,325,000
4,500,000		Prince William County, VA IDA, (Series 2007) Weekly VRDNs (Mediatech, Inc.)/(Branch Banking & Trust Co. LOC), 2.580%, 5/1/2008	4,500,000
695,000		Richmond, VA IDA, (Series 1997) Weekly VRDNs (PM Beef)/(U.S. Bank, N.A. LOC), 2.650%, 5/1/2008	695,000
4,875,000	[3,4]	Richmond, VA Public Utility, ROCs (Series 11262) Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 2.480%, 5/1/2008	4,875,000
3,810,000		Richmond, VA Redevelopment & Housing Authority Weekly VRDNs (Greystone Place Apartments)/(SunTrust Bank LOC), 2.590%, 5/7/2008	3,810,000
5,795,000		Richmond, VA Redevelopment & Housing Authority, Multi-Family Refunding Revenue Bonds (Series 1997) Weekly VRDNs (Newport Manor)/(Columbus Bank and Trust Co., GA LOC), 2.800%, 5/1/2008	5,795,000
1,950,000		Roanoke County, VA IDA, (Series 2000) Weekly VRDNs (Nordt Properties LLC)/(SunTrust Bank LOC), 2.590%, 5/7/2008	1,950,000
1,855,000		Rockingham County, VA IDA, (Series 2003) Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch Banking & Trust Co. LOC), 2.480%, 5/1/2008	1,855,000
330,000		Tazewell County, VA IDA, (Series 1993) Weekly VRDNs (Seville Properties Bluefield)/(Huntington National Bank, Columbus, OH LOC), 3.080%, 5/2/2008	330,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Virginia--continued
$7,800,000	[3,4]	Tobacco Settlement Financing Corp., VA, (PA-1303) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(United States Treasury PRF 6/1/2015@100), 2.460%, 5/1/2008	$7,800,000
12,310,000	[3,4]	Tobacco Settlement Financing Corp., VA, (PA-1341) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(United States Treasury PRF 6/1/2015@100), 2.460%, 5/1/2008	12,310,000
7,290,000	[3,4]	Upper Occoquan Sewage Authority, VA, MuniTOPS (Series 2007-30) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 2.450%, 5/1/2008	7,290,000
3,530,000		Virginia Beach, VA Development Authority, (Series 2000) Weekly VRDNs (Chesapeake Bay Academy)/(Wachovia Bank N.A. LOC), 2.450%, 5/1/2008	3,530,000
1,420,000		Virginia Beach, VA Development Authority, (Series 2001) Weekly VRDNs (S & H Co.)/(Wachovia Bank N.A. LOC), 2.450%, 5/1/2008	1,420,000
2,700,000		Virginia Beach, VA Development Authority, (Series 2007) Weekly VRDNs (ASI-London Bridge LLC)/(SunTrust Bank LOC), 2.950%, 5/7/2008	2,700,000
4,420,000		Virginia Beach, VA Development Authority, (Series A), 5.00% Bonds (Virginia Beach, VA), 7/15/2008	4,431,168
1,000,000		Virginia Commonwealth Transportation Board, 5.50% Bonds, 10/1/2008	1,010,219
6,100,000	[3,4]	Virginia Commonwealth Transportation Board, Floater Certificates (Series 2001-727) Weekly VRDNs (Virginia State)/(Morgan Stanley LIQ), 2.430%, 5/1/2008	6,100,000
650,000		Virginia Peninsula Port Authority, (Series 2001) Weekly VRDNs (Tidewater Fibre Corp.)/(Wachovia Bank N.A. LOC), 2.500%, 5/1/2008	650,000
4,220,000		Virginia Resources Authority, Water and Sewer (Series 1997) Weekly VRDNs (Henrico County, VA)/(SunTrust Bank LIQ), 2.440%, 5/1/2008	4,220,000
1,935,000		Virginia Small Business Financing Authority Weekly VRDNs (Moses Lake Industries)/(Key Bank, N.A. LOC), 2.740%, 5/7/2008	1,935,000
1,405,000		Virginia Small Business Financing Authority, (Series 2000) Weekly VRDNs (International Parkway Associates LLC)/(RBC Centura Bank LOC), 2.300%, 4/24/2008	1,405,000
3,000,000		Virginia Small Business Financing Authority, (Series 2001) Weekly VRDNs (Ennstone, Inc.)/(Wachovia Bank N.A. LOC), 2.500%, 5/1/2008	3,000,000
1,900,000		Virginia Small Business Financing Authority, (Series 2006) Weekly VRDNs (Virginia Historical Society)/(SunTrust Bank LOC), 2.700%, 5/7/2008	1,900,000
5,000,000	[3,4]	Virginia State Housing Development Authority, (MT-446) Weekly VRDNs (Bayerische Landesbank LIQ), 2.480%, 5/1/2008	5,000,000
5,325,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B16) Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.870%, 5/7/2008	5,325,000
2,000,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B21) Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.870%, 5/7/2008	2,000,000
13,345,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-C3) Weekly VRDNs (Bank of New York LIQ), 2.870%, 5/7/2008	13,345,000
6,285,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-C7) Weekly VRDNs (Bank of New York LIQ), 2.870%, 5/7/2008	6,285,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Virginia--continued
$6,150,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2008-C10), 2.40% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 2/25/2009	$6,150,000
4,880,000	[3,4]	Virginia State Public Building Authority, Floater Certificates (Series 1998-131) Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 2.480%, 5/1/2008	4,880,000
3,162,000		Williamsburg, VA IDA, (Series 1988) Weekly VRDNs (Colonial Williamsburg Foundation Museum)/(Bank of America N.A. LOC), 2.700%, 5/7/2008	3,162,000
2,100,000		Winchester, VA IDA, (Series 2001) Weekly VRDNs (Northwood Manufacturing)/(Wachovia Bank N.A. LOC), 2.500%, 5/1/2008	2,100,000

		TOTAL	570,781,186

		Puerto Rico--1.7%
1,995,000	[3,4]	Puerto Rico Highway and Transportation Authority, MERLOTS (Series 2007-C111), 2.35% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 8/20/2008	1,995,000
7,930,000	[3,4]	Puerto Rico Highway and Transportation Authority, MERLOTS (Series 2007-C86), 2.40% TOBs (FSA INS)/(Bank of New York LIQ), Optional Tender 8/20/2008	7,930,000

		TOTAL	9,925,000

		TOTAL MUNICIPAL INVESTMENTS--99.8% (AT AMORTIZED COST)[5]	580,706,186

		OTHER ASSETS AND LIABILITIES -- NET--0.2%[6]	1,455,002

		TOTAL NET ASSETS--100%	$582,161,188

Securities that are subject to the federal alternative minimum tax (AMT) represent 41.2% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO’s two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor’s, MIG-1, or MIG-2 by Moody’s Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2008, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value.

First Tier	Second Tier

99.3%	0.7%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2008, these restricted securities amounted to $116,080,000, which represented 19.9% of total net assets.

4 Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At April 30, 2008, these liquid restricted securities amounted to $116,080,000, which represented 19.9% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2008.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
EDA	--Economic Development Authority
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MMMs	--Money Market Municipals
PCR	--Pollution Control Revenue
PRF	--Prerefunded
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$580,706,186
Income receivable		2,364,160
Receivable for shares sold		14,237

TOTAL ASSETS		583,084,583

Liabilities:
Payable for shares redeemed	$2,669
Income distribution payable	183,827
Bank overdraft	604,945
Payable for distribution services fee (Note 4)	29,799
Payable for shareholder services fee (Note 4)	100,121
Accrued expenses	2,034

TOTAL LIABILITIES		923,395

Net assets for 582,030,372 shares outstanding		$582,161,188

Net Assets Consist of:
Paid-in capital		$582,029,939
Accumulated net realized gain on investments		128,836
Undistributed net investment income		2,413

TOTAL NET ASSETS		$582,161,188

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$87,454,995 ÷ 87,430,865 shares outstanding, no par value, unlimited shares authorized		$1.00

Institutional Service Shares:
$361,312,489 ÷ 361,239,468 shares outstanding, no par value, unlimited shares authorized		$1.00

Cash Series Shares:
$133,393,704 ÷133,360,039 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2008 (unaudited)

Investment Income:
Interest			$9,352,018

Expenses:
Investment adviser fee (Note 4)		$1,279,106
Administrative personnel and services fee (Note 4)		250,686
Custodian fees		12,784
Transfer and dividend disbursing agent fees and expenses		185,565
Directors’/Trustees’ fees		2,502
Auditing fees		8,652
Legal fees		7,603
Portfolio accounting fees		63,213
Distribution services fee--Cash Series Shares (Note 4)		422,390
Shareholder services fee--Institutional Service Shares (Note 4)		409,320
Shareholder services fee--Cash Series Shares (Note 4)		175,996
Account administration fee--Institutional Service Shares		1,082
Share registration costs		28,342
Printing and postage		14,685
Insurance premiums		3,644
Miscellaneous		1,413

TOTAL EXPENSES		2,866,983

Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 4)	$(268,557)
Waiver of administrative personnel and services fee (Note 4)	(7,065)
Waiver of distribution services fee--Cash Series Shares (Note 4)	(239,354)
Reimbursement of shareholder services fee--Institutional Service Shares (Note 4)	(164,161)
Reduction of custodian fees	(2,186)

TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(681,323)

Net expenses			2,185,660

Net investment income			7,166,358

Net realized gain on investments			133,902

Change in net assets resulting from operations			$7,300,260

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2008	Year Ended 10/31/2007

Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,166,358	$17,010,640
Net realized gain on investments	133,902	50,799

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,300,260	17,061,439

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,142,951)	(5,075,339)
Institutional Service Shares	(3,698,608)	(9,030,233)
Cash Series Shares	(1,321,888)	(2,905,743)
Distributions from net realized gain on investments
Institutional Shares	(17,781)	(3,145)
Institutional Service Shares	(26,796)	(5,558)
Cash Series Shares	(10,545)	(2,095)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,218,569)	(17,022,113)

Share Transactions:
Proceeds from sale of shares	906,380,597	1,846,602,416
Net asset value of shares issued to shareholders in payment of distributions declared	5,218,403	13,669,710
Cost of shares redeemed	(918,384,029)	(1,814,175,030)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,785,029)	46,097,096

Change in net assets	(6,703,338)	46,136,422

Net Assets:
Beginning of period	588,864,526	542,728,104

End of period (including undistributed (distributions in excess of) net investment income of $2,413 and $(498), respectively)	$582,161,188	$588,864,526

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2008 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Virginia Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the Commonwealth of Virginia consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”, on November 1, 2007. As of and during the six months ended April 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2008, tax years 2004 through 2007 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the state of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2008	Year Ended 10/31/2007

Institutional Shares:
Shares sold	225,467,539	687,807,757
Shares issued to shareholders in payment of distributions declared	898,160	3,270,019
Shares redeemed	(288,986,696)	(703,435,458)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(62,620,997)	(12,357,682)

	Six Months Ended 4/30/2008	Year Ended 10/31/2007

Institutional Service Shares:
Shares sold	490,874,939	875,369,488
Shares issued to shareholders in payment of distributions declared	2,990,313	7,492,464
Shares redeemed	(456,865,584)	(839,197,568)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	36,999,668	43,664,384

	Six Months Ended 4/30/2008	Year Ended 10/31/2007

Cash Series Shares:
Shares sold	190,038,119	283,425,171
Shares issued to shareholders in payment of distributions declared	1,329,930	2,907,227
Shares redeemed	(172,531,749)	(271,542,004)

NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	18,836,300	14,790,394

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(6,785,029)	46,097,096

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the Adviser voluntarily waived $268,557 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $7,065 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.60% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2008, FSC voluntarily waived $239,354 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2008, FSC retained $6,348 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Institutional Service Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2008, FSSC voluntarily reimbursed $164,161 of shareholder services fees. For the six months ended April 30, 2008, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2008, the Fund’s Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the six months ended April 30, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $348,696,000 and $475,286,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2008, 63.3% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 10.8% of total investments.

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of April 30, 2008, there were no outstanding loans. During the six months ended April 30, 2008, the program was not utilized.

8. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund’s net assets or results of operations.

Shareholder Meeting Results (Unaudited)

A Special Meeting of Shareholders of Virginia Municipal Cash Trust, a portfolio of Money Market Obligations Trust (the “Trust”) was held on March 18, 2008. On January 18, 2008, the record date for shareholders voting at the meeting, there were 182,155,116,740 total outstanding shares of the Trust. The following items were considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM 1

To elect five Trustees.1

Name	For	Withheld

Nicholas P. Constantakis	61,664,488,031	513,386,538

J. Christopher Donahue	61,693,660,618	484,213,951

R. James Nicholson	61,671,629,324	506,245,228

Thomas M. O’Neill	61,688,131,563	489,732,592

James F. Will	61,682,345,729	495,518,426

1 The following Trustees continued their terms: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., John F. Cunningham, Peter E. Madden, Charles F. Mansfield, Jr., John E. Murray, Jr., Marjorie P. Smuts and John S. Walsh.

Evaluation and Approval of Advisory Contract

VIRGINIA MUNICIPAL CASH TRUST (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2007. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2006, the Fund’s performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

For the Fund’s most recently completed fiscal year, the Fund’s investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund’s advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Securities Corp., Distributor

Cusip 60934N252
Cusip 60934N245
Cusip 608919825

G00133-01 (6/08)

Federated is a registered mark of Federated Investors, Inc.
2008 ©Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Money Market Obligations Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date	June 23, 2008

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	June 23, 2008